UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06719

STERLING CAPITAL FUNDS

(Exact name of Registrant as Specified in Charter)

434 Fayetteville St., Suite 500

Raleigh, NC 27601

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 228-1872

(Name and Address of Agent for Service)

James T. Gillespie, President

Sterling Capital Funds

434 Fayetteville St., Suite 500

Raleigh, NC 27601

 Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders.

Sterling Capital Behavioral International Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (SBIAX)

This annual shareholder report contains important information about Sterling Capital Behavioral International Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its benchmark, the Bloomberg Developed Markets ex North America Large and Mid-Cap Index. The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, contributed significantly to absolute returns.

The Fund’s exposure to value, a key pillar of its investment strategy, detracted from relative returns. Value factor investing is designed to capitalize on the tendency of cheap stocks to outperform expensive stocks. During the period under review, cheap stocks and expensive stocks performed similarly. The momentum strategy, however, boosted relative returns. The Fund’s bias toward upward-trending stocks captured more upside from generally rising stock prices than the benchmark did.

How did the Fund perform since its inception on December 1, 2014?

For the period since its inception, the Fund underperformed its benchmark. The Fund’s overweight exposure to both value and momentum stocks detracted from absolute returns since inception.

The Fund’s underweight position in the technology sector, coupled with poor stock selection within the sector, was the largest drag on relative returns, as technology stocks outperformed generally and the Fund’s technology stocks underperformed the sector. Another significant detractor was the Fund’s overweight position in the financial sector, coupled with poor stock selection within the sector, as financial stocks underperformed generally and the Fund’s financial stocks underperformed the sector.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.91%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Behavioral International Equity Fund - A	Bloomberg Developed Markets ex N America Large & Mid Cap Index
Nov-2014	$9,425	$10,000
Sep-2015	$8,712	$9,144
Sep-2016	$9,342	$9,718
Sep-2017	$11,508	$11,577
Sep-2018	$11,339	$11,893
Sep-2019	$10,350	$11,735
Sep-2020	$9,133	$11,785
Sep-2021	$11,275	$14,840
Sep-2022	$8,524	$11,138
Sep-2023	$11,297	$14,003
Sep-2024	$13,774	$17,488

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 28, 2014)
Sterling Capital Behavioral International Equity Fund - A
Without Load	21.92%	5.88%	3.93%
With Load*	14.88%	4.63%	3.31%
Bloomberg Developed Markets ex N America Large & Mid Cap Index	24.89%	8.31%	5.85%

The Bloomberg Developed Markets ex N. America Large & Mid Cap Index is a float market-cap-weighted equity benchmark that covers 85% market cap of the measured market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral International Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (SBIAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$134,051,133
  Number of Portfolio Holdings109
  Advisory Fee (net of waivers)$442,227
  Portfolio Turnover78%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Real Estate	1.7%
Utilities	3.3%
Energy	4.9%
Information Technology	5.4%
Communication Services	5.7%
Materials	7.4%
Consumer Staples	8.0%
Consumer Discretionary	9.6%
Health Care	12.6%
Industrials	17.4%
Financials	22.4%
Other Assets in Excess of Liabilities	0.9%

ASSET WEIGHTING (as a % of Net Assets)

0.8%
99.2%
Common Stocks 99.2%
Money Market Funds 0.8%

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

MATERIAL FUND CHANGES

On November 20, 2024, the Board of Trustees of Sterling Capital Funds approved the liquidation of the Sterling Capital Behavioral International Equity Fund. The liquidation is expected to occur on or about January 24, 2025.

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-SBIAX

Sterling Capital Behavioral International Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (SBIDX)

This annual shareholder report contains important information about Sterling Capital Behavioral International Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its benchmark, the Bloomberg Developed Markets ex North America Large and Mid-Cap Index. The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, contributed significantly to absolute returns.

The Fund’s exposure to value, a key pillar of its investment strategy, detracted from relative returns. Value factor investing is designed to capitalize on the tendency of cheap stocks to outperform expensive stocks. During the period under review, cheap stocks and expensive stocks performed similarly. The momentum strategy, however, boosted relative returns. The Fund’s bias toward upward-trending stocks captured more upside from generally rising stock prices than the benchmark did.

How did the Fund perform since its inception on December 1, 2014?

For the period since its inception, the Fund underperformed its benchmark. The Fund’s overweight exposure to both value and momentum stocks detracted from absolute returns since inception.

The Fund’s underweight position in the technology sector, coupled with poor stock selection within the sector, was the largest drag on relative returns, as technology stocks outperformed generally and the Fund’s technology stocks underperformed the sector. Another significant detractor was the Fund’s overweight position in the financial sector, coupled with poor stock selection within the sector, as financial stocks underperformed generally and the Fund’s financial stocks underperformed the sector.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.65%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Behavioral International Equity Fund - C	Bloomberg Developed Markets ex N America Large & Mid Cap Index
Nov-2014	$10,000	$10,000
Sep-2015	$9,197	$9,144
Sep-2016	$9,784	$9,718
Sep-2017	$11,955	$11,577
Sep-2018	$11,695	$11,893
Sep-2019	$10,590	$11,735
Sep-2020	$9,276	$11,785
Sep-2021	$11,358	$14,840
Sep-2022	$8,527	$11,138
Sep-2023	$11,218	$14,003
Sep-2024	$13,581	$17,488

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 28, 2014)
Sterling Capital Behavioral International Equity Fund - C	21.06%	5.10%	3.16%
Bloomberg Developed Markets ex N America Large & Mid Cap Index	24.89%	8.31%	5.85%

The Bloomberg Developed Markets ex N. America Large & Mid Cap Index is a float market-cap-weighted equity benchmark that covers 85% market cap of the measured market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral International Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (SBIDX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$134,051,133
  Number of Portfolio Holdings109
  Advisory Fee (net of waivers)$442,227
  Portfolio Turnover78%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Real Estate	1.7%
Utilities	3.3%
Energy	4.9%
Information Technology	5.4%
Communication Services	5.7%
Materials	7.4%
Consumer Staples	8.0%
Consumer Discretionary	9.6%
Health Care	12.6%
Industrials	17.4%
Financials	22.4%
Other Assets in Excess of Liabilities	0.9%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

MATERIAL FUND CHANGES

On November 20, 2024, the Board of Trustees of Sterling Capital Funds approved the liquidation of the Sterling Capital Behavioral International Equity Fund. The liquidation is expected to occur on or about January 24, 2025.

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-SBIDX

Sterling Capital Behavioral International Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRCX)

This annual shareholder report contains important information about Sterling Capital Behavioral International Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its benchmark, the Bloomberg Developed Markets ex North America Large and Mid-Cap Index. The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, contributed significantly to absolute returns.

The Fund’s exposure to value, a key pillar of its investment strategy, detracted from relative returns. Value factor investing is designed to capitalize on the tendency of cheap stocks to outperform expensive stocks. During the period under review, cheap stocks and expensive stocks performed similarly. The momentum strategy, however, boosted relative returns. The Fund’s bias toward upward-trending stocks captured more upside from generally rising stock prices than the benchmark did.

How did the Fund perform since its inception on December 1, 2014?

For the period since its inception, the Fund underperformed its benchmark. The Fund’s overweight exposure to both value and momentum stocks detracted from absolute returns since inception.

The Fund’s underweight position in the technology sector, coupled with poor stock selection within the sector, was the largest drag on relative returns, as technology stocks outperformed generally and the Fund’s technology stocks underperformed the sector. Another significant detractor was the Fund’s overweight position in the financial sector, coupled with poor stock selection within the sector, as financial stocks underperformed generally and the Fund’s financial stocks underperformed the sector.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	0.60%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Behavioral International Equity Fund - R6	Bloomberg Developed Markets ex N America Large & Mid Cap Index
Nov-2014	$10,000	$10,000
Sep-2015	$9,264	$9,144
Sep-2016	$9,940	$9,718
Sep-2017	$12,272	$11,577
Sep-2018	$12,130	$11,893
Sep-2019	$11,101	$11,735
Sep-2020	$9,826	$11,785
Sep-2021	$12,155	$14,840
Sep-2022	$9,222	$11,138
Sep-2023	$12,254	$14,003
Sep-2024	$14,995	$17,488

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Behavioral International Equity Fund - R6	22.37%	6.20%	1.72%
Bloomberg Developed Markets ex N America Large & Mid Cap Index	24.89%	8.31%	4.94%

The Bloomberg Developed Markets ex N. America Large & Mid Cap Index is a float market-cap-weighted equity benchmark that covers 85% market cap of the measured market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral International Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$134,051,133
  Number of Portfolio Holdings109
  Advisory Fee (net of waivers)$442,227
  Portfolio Turnover78%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Real Estate	1.7%
Utilities	3.3%
Energy	4.9%
Information Technology	5.4%
Communication Services	5.7%
Materials	7.4%
Consumer Staples	8.0%
Consumer Discretionary	9.6%
Health Care	12.6%
Industrials	17.4%
Financials	22.4%
Other Assets in Excess of Liabilities	0.9%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

MATERIAL FUND CHANGES

On November 20, 2024, the Board of Trustees of Sterling Capital Funds approved the liquidation of the Sterling Capital Behavioral International Equity Fund. The liquidation is expected to occur on or about January 24, 2025.

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STRCX

Sterling Capital Behavioral International Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institiutional  (SBIIX)

This annual shareholder report contains important information about Sterling Capital Behavioral International Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its benchmark, the Bloomberg Developed Markets ex North America Large and Mid-Cap Index. The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, contributed significantly to absolute returns.

The Fund’s exposure to value, a key pillar of its investment strategy, detracted from relative returns. Value factor investing is designed to capitalize on the tendency of cheap stocks to outperform expensive stocks. During the period under review, cheap stocks and expensive stocks performed similarly. The momentum strategy, however, boosted relative returns. The Fund’s bias toward upward-trending stocks captured more upside from generally rising stock prices than the benchmark did.

How did the Fund perform since its inception on December 1, 2014?

For the period since its inception, the Fund underperformed its benchmark. The Fund’s overweight exposure to both value and momentum stocks detracted from absolute returns since inception.

The Fund’s underweight position in the technology sector, coupled with poor stock selection within the sector, was the largest drag on relative returns, as technology stocks outperformed generally and the Fund’s technology stocks underperformed the sector. Another significant detractor was the Fund’s overweight position in the financial sector, coupled with poor stock selection within the sector, as financial stocks underperformed generally and the Fund’s financial stocks underperformed the sector.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$73	0.66%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Behavioral International Equity Fund - I	Bloomberg Developed Markets ex N America Large & Mid Cap Index
Nov-2014	$10,000	$10,000
Sep-2015	$9,264	$9,144
Sep-2016	$9,940	$9,718
Sep-2017	$12,272	$11,577
Sep-2018	$12,119	$11,893
Sep-2019	$11,096	$11,735
Sep-2020	$9,804	$11,785
Sep-2021	$12,143	$14,840
Sep-2022	$9,196	$11,138
Sep-2023	$12,232	$14,003
Sep-2024	$14,948	$17,488

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 28, 2014)
Sterling Capital Behavioral International Equity Fund - I	22.20%	6.14%	4.17%
Bloomberg Developed Markets ex N America Large & Mid Cap Index	24.89%	8.31%	5.85%

The Bloomberg Developed Markets ex N. America Large & Mid Cap Index is a float market-cap-weighted equity benchmark that covers 85% market cap of the measured market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral International Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institiutional  (SBIIX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$134,051,133
  Number of Portfolio Holdings109
  Advisory Fee (net of waivers)$442,227
  Portfolio Turnover78%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Real Estate	1.7%
Utilities	3.3%
Energy	4.9%
Information Technology	5.4%
Communication Services	5.7%
Materials	7.4%
Consumer Staples	8.0%
Consumer Discretionary	9.6%
Health Care	12.6%
Industrials	17.4%
Financials	22.4%
Other Assets in Excess of Liabilities	0.9%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

MATERIAL FUND CHANGES

On November 20, 2024, the Board of Trustees of Sterling Capital Funds approved the liquidation of the Sterling Capital Behavioral International Equity Fund. The liquidation is expected to occur on or about January 24, 2025.

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-SBIIX

Sterling Capital Behavioral Large Cap Value Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BBTGX)

This annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its primary benchmark, the Russell 1000® Value Index, and underperformed its broader benchmark, the Russell 3000® Index. The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, contributed significantly to absolute returns.

That same momentum strategy also boosted relative returns. The Fund’s bias toward upward-trending stocks captured more upside from generally rising stock prices than the benchmark did.

The Fund’s exposure to value, a key pillar of its investment strategy, detracted from relative returns. Value factor investing is designed to capitalize on the tendency of cheap stocks to outperform expensive stocks. During the period under review, cheap stocks and expensive stocks performed similarly.

The Fund underperformed its broader benchmark in the 12-month period because of the Fund’s below-benchmark exposure to growth stocks, which outperformed during the period.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014 and September 30, 2024, the Fund underperformed both of its benchmarks. The Fund’s overweight exposure to both value and momentum stocks was a key driver of absolute and relative returns during the period. This was a product of the Fund’s investment strategy, which includes a bias toward cheaper stocks and upward-trending stocks, both of which underperformed in the large-cap space.

The Fund’s under performance of its broader benchmark in the 10-year period was driven by its underweight exposure to growth stocks, which outperformed during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.00%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Behavioral Large Cap Value Equity Fund - A	Russell 3000® Total Return Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2014	$9,426	$10,000	$10,000	$10,000
Sep-2015	$9,161	$9,951	$9,558	$9,584
Sep-2016	$9,954	$11,440	$11,105	$11,107
Sep-2017	$11,839	$13,579	$12,785	$13,049
Sep-2018	$13,126	$15,967	$13,993	$14,410
Sep-2019	$12,819	$16,433	$14,553	$14,710
Sep-2020	$11,645	$18,898	$13,822	$13,603
Sep-2021	$16,023	$24,921	$18,661	$18,993
Sep-2022	$14,447	$20,528	$16,540	$17,429
Sep-2023	$16,820	$24,729	$18,929	$20,042
Sep-2024	$22,114	$33,432	$24,183	$25,373

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Large Cap Value Equity Fund - A
Without Load	31.47%	11.52%	8.90%
With Load	23.91%	10.21%	8.26%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 1000® Value Index	27.76%	10.69%	9.23%
Bloomberg US 1000 Value Index	26.59%	11.52%	9.76%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral Large Cap Value Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BBTGX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$36,817,547
  Number of Portfolio Holdings109
  Advisory Fee (net of waivers)$142,255
  Portfolio Turnover99%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Materials	3.6%
Real Estate	5.3%
Communication Services	5.6%
Energy	5.8%
Utilities	5.9%
Consumer Discretionary	7.9%
Information Technology	8.9%
Consumer Staples	9.1%
Industrials	11.6%
Health Care	13.7%
Financials	21.9%
Other Assets in Excess of Liabilities	-%

ASSET WEIGHTING (as a % of Net Assets)

0.7%
99.3%
Common Stocks 99.3%
Money Market Funds 0.7%

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BBTGX

Sterling Capital Behavioral Large Cap Value Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BCVCX)

This annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its primary benchmark, the Russell 1000® Value Index, and underperformed its broader benchmark, the Russell 3000® Index. The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, contributed significantly to absolute returns.

That same momentum strategy also boosted relative returns. The Fund’s bias toward upward-trending stocks captured more upside from generally rising stock prices than the benchmark did.

The Fund’s exposure to value, a key pillar of its investment strategy, detracted from relative returns. Value factor investing is designed to capitalize on the tendency of cheap stocks to outperform expensive stocks. During the period under review, cheap stocks and expensive stocks performed similarly.

The Fund underperformed its broader benchmark in the 12-month period because of the Fund’s below-benchmark exposure to growth stocks, which outperformed during the period.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014 and September 30, 2024, the Fund underperformed both of its benchmarks. The Fund’s overweight exposure to both value and momentum stocks was a key driver of absolute and relative returns during the period. This was a product of the Fund’s investment strategy, which includes a bias toward cheaper stocks and upward-trending stocks, both of which underperformed in the large-cap space.

The Fund’s under performance of its broader benchmark in the 10-year period was driven by its underweight exposure to growth stocks, which outperformed during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.75%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Behavioral Large Cap Value Equity Fund - C	Russell 3000® Total Return Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$9,648	$9,951	$9,558	$9,584
Sep-2016	$10,407	$11,440	$11,105	$11,107
Sep-2017	$12,280	$13,579	$12,785	$13,049
Sep-2018	$13,521	$15,967	$13,993	$14,410
Sep-2019	$13,105	$16,433	$14,553	$14,710
Sep-2020	$11,820	$18,898	$13,822	$13,603
Sep-2021	$16,141	$24,921	$18,661	$18,993
Sep-2022	$14,446	$20,528	$16,540	$17,429
Sep-2023	$16,694	$24,729	$18,929	$20,042
Sep-2024	$21,778	$33,432	$24,183	$25,373

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Large Cap Value Equity Fund - C	30.45%	10.69%	8.09%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 1000® Value Index	27.76%	10.69%	9.23%
Bloomberg US 1000 Value Index	26.59%	11.52%	9.76%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral Large Cap Value Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BCVCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$36,817,547
  Number of Portfolio Holdings109
  Advisory Fee (net of waivers)$142,255
  Portfolio Turnover99%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Materials	3.6%
Real Estate	5.3%
Communication Services	5.6%
Energy	5.8%
Utilities	5.9%
Consumer Discretionary	7.9%
Information Technology	8.9%
Consumer Staples	9.1%
Industrials	11.6%
Health Care	13.7%
Financials	21.9%
Other Assets in Excess of Liabilities	-%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BCVCX

Sterling Capital Behavioral Large Cap Value Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBISX)

This annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its primary benchmark, the Russell 1000® Value Index, and underperformed its broader benchmark, the Russell 3000® Index. The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, contributed significantly to absolute returns.

That same momentum strategy also boosted relative returns. The Fund’s bias toward upward-trending stocks captured more upside from generally rising stock prices than the benchmark did.

The Fund’s exposure to value, a key pillar of its investment strategy, detracted from relative returns. Value factor investing is designed to capitalize on the tendency of cheap stocks to outperform expensive stocks. During the period under review, cheap stocks and expensive stocks performed similarly.

The Fund underperformed its broader benchmark in the 12-month period because of the Fund’s below-benchmark exposure to growth stocks, which outperformed during the period.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014 and September 30, 2024, the Fund underperformed both of its benchmarks. The Fund’s overweight exposure to both value and momentum stocks was a key driver of absolute and relative returns during the period. This was a product of the Fund’s investment strategy, which includes a bias toward cheaper stocks and upward-trending stocks, both of which underperformed in the large-cap space.

The Fund’s under performance of its broader benchmark in the 10-year period was driven by its underweight exposure to growth stocks, which outperformed during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$87	0.75%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Behavioral Large Cap Value Equity Fund - I	Russell 3000® Total Return Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$9,745	$9,951	$9,558	$9,584
Sep-2016	$10,616	$11,440	$11,105	$11,107
Sep-2017	$12,652	$13,579	$12,785	$13,049
Sep-2018	$14,068	$15,967	$13,993	$14,410
Sep-2019	$13,776	$16,433	$14,553	$14,710
Sep-2020	$12,542	$18,898	$13,822	$13,603
Sep-2021	$17,295	$24,921	$18,661	$18,993
Sep-2022	$15,631	$20,528	$16,540	$17,429
Sep-2023	$18,248	$24,729	$18,929	$20,042
Sep-2024	$24,051	$33,432	$24,183	$25,373

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Large Cap Value Equity Fund - I	31.80%	11.79%	9.17%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 1000® Value Index	27.76%	10.69%	9.23%
Bloomberg US 1000 Value Index	26.59%	11.52%	9.76%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral Large Cap Value Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBISX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$36,817,547
  Number of Portfolio Holdings109
  Advisory Fee (net of waivers)$142,255
  Portfolio Turnover99%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Materials	3.6%
Real Estate	5.3%
Communication Services	5.6%
Energy	5.8%
Utilities	5.9%
Consumer Discretionary	7.9%
Information Technology	8.9%
Consumer Staples	9.1%
Industrials	11.6%
Health Care	13.7%
Financials	21.9%
Other Assets in Excess of Liabilities	-%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BBISX

Sterling Capital Behavioral Large Cap Value Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 Class R6 (STRAX)

This annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its primary benchmark, the Russell 1000® Value Index, and underperformed its broader benchmark, the Russell 3000® Index. The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, contributed significantly to absolute returns.

That same momentum strategy also boosted relative returns. The Fund’s bias toward upward-trending stocks captured more upside from generally rising stock prices than the benchmark did.

The Fund’s exposure to value, a key pillar of its investment strategy, detracted from relative returns. Value factor investing is designed to capitalize on the tendency of cheap stocks to outperform expensive stocks. During the period under review, cheap stocks and expensive stocks performed similarly.

The Fund underperformed its broader benchmark in the 12-month period because of the Fund’s below-benchmark exposure to growth stocks, which outperformed during the period.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014 and September 30, 2024, the Fund underperformed both of its benchmarks. The Fund’s overweight exposure to both value and momentum stocks was a key driver of absolute and relative returns during the period. This was a product of the Fund’s investment strategy, which includes a bias toward cheaper stocks and upward-trending stocks, both of which underperformed in the large-cap space.

The Fund’s under performance of its broader benchmark in the 10-year period was driven by its underweight exposure to growth stocks, which outperformed during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.67%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Behavioral Large Cap Value Equity Fund - R6	Russell 3000® Total Return Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2017	$10,000	$10,000	$10,000	$10,000
Sep-2018	$11,122	$11,758	$10,945	$11,043
Sep-2019	$10,897	$12,101	$11,383	$11,273
Sep-2020	$9,930	$13,916	$10,811	$10,425
Sep-2021	$13,695	$18,352	$14,596	$14,556
Sep-2022	$12,397	$15,117	$12,937	$13,357
Sep-2023	$14,485	$18,210	$14,805	$15,360
Sep-2024	$19,106	$24,619	$18,916	$19,444

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Behavioral Large Cap Value Equity Fund - R6	31.90%	11.89%	8.35%
Russell 3000® Total Return Index	35.19%	15.26%	12.56%
Russell 1000® Value Index	27.76%	10.69%	8.57%
Bloomberg US 1000 Value Index	26.59%	11.52%	8.82%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral Large Cap Value Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 Class R6 (STRAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$36,817,547
  Number of Portfolio Holdings109
  Advisory Fee (net of waivers)$142,255
  Portfolio Turnover99%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Materials	3.6%
Real Estate	5.3%
Communication Services	5.6%
Energy	5.8%
Utilities	5.9%
Consumer Discretionary	7.9%
Information Technology	8.9%
Consumer Staples	9.1%
Industrials	11.6%
Health Care	13.7%
Financials	21.9%
Other Assets in Excess of Liabilities	-%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STRAX

Sterling Capital Behavioral Small Cap Value Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (SPSAX)

This annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its primary benchmark, the Russell 2000® Value Index, and underperformed its broader benchmark, the Russell 3000® Index. The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, boosted absolute returns in a period in which stock prices generally rose.

That same momentum strategy also boosted relative returns. The Fund’s bias toward upward-trending stocks captured more upside from generally rising stock prices than the benchmark did.

The Fund’s exposure to value, a key pillar of its investment strategy, detracted from relative returns. Value factor investing is designed to capitalize on the tendency of cheap stocks to outperform expensive stocks. During the period under review, however, cheap stocks and expensive stocks performed similarly. The Fund’s under performance relative to the broader benchmark was the result of its below-benchmark exposure to large-cap growth stocks, which outperformed during the period.The Fund’s underperformance relative to the broader benchmark was the result of its below-benchmark exposure to large-cap growth stocks, which outperformed during the period.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014 and September 30, 2024, the Fund underperformed both of its benchmarks. The Fund’s overweight exposure to both value and momentum stocks was a key driver of absolute and relative returns during the period. This was a product of the Fund’s investment strategy, which includes a bias toward cheaper stocks and upward-trending stocks, both of which underperformed in the large-cap space.

Underperformance of the broader benchmark in the past 10 years was driven by the Fund’s underweight exposure to large-cap growth stocks, which outperformed during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.09%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Behavioral Small Cap Value Equity Fund - A	Russell 3000® Total Return Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2014	$9,428	$10,000	$10,000	$10,000
Sep-2015	$9,636	$9,951	$9,840	$9,773
Sep-2016	$10,553	$11,440	$11,691	$11,730
Sep-2017	$12,838	$13,579	$14,093	$13,907
Sep-2018	$13,568	$15,967	$15,407	$15,196
Sep-2019	$12,270	$16,433	$14,137	$13,229
Sep-2020	$10,081	$18,898	$12,033	$11,657
Sep-2021	$16,606	$24,921	$19,726	$20,079
Sep-2022	$14,365	$20,528	$16,237	$16,650
Sep-2023	$16,304	$24,729	$17,510	$18,795
Sep-2024	$20,901	$33,432	$22,042	$23,827

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Small Cap Value Equity Fund - A
Without Load	28.20%	11.24%	8.29%
With Load	20.80%	9.93%	7.65%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Value Index	25.88%	9.29%	8.22%
Bloomberg US 2000 Value Index	26.77%	12.49%	9.07%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral Small Cap Value Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (SPSAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$109,157,302
  Number of Portfolio Holdings251
  Advisory Fee (net of waivers)$537,014
  Portfolio Turnover74%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Technology	0.8%
Communications	1.1%
Consumer Staples	2.5%
Communication Services	2.6%
Materials	4.8%
Utilities	4.9%
Information Technology	5.3%
Energy	6.9%
Health Care	9.2%
Consumer Discretionary	9.4%
Real Estate	11.4%
Industrials	12.6%
Financials	27.7%
Other Assets in Excess of Liabilities	0.1%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-SPSAX

Sterling Capital Behavioral Small Cap Value Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (SPSDX)

This annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its primary benchmark, the Russell 2000® Value Index, and underperformed its broader benchmark, the Russell 3000® Index. The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, boosted absolute returns in a period in which stock prices generally rose.

That same momentum strategy also boosted relative returns. The Fund’s bias toward upward-trending stocks captured more upside from generally rising stock prices than the benchmark did.

The Fund’s exposure to value, a key pillar of its investment strategy, detracted from relative returns. Value factor investing is designed to capitalize on the tendency of cheap stocks to outperform expensive stocks. During the period under review, however, cheap stocks and expensive stocks performed similarly. The Fund’s under performance relative to the broader benchmark was the result of its below-benchmark exposure to large-cap growth stocks, which outperformed during the period.The Fund’s underperformance relative to the broader benchmark was the result of its below-benchmark exposure to large-cap growth stocks, which outperformed during the period.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014 and September 30, 2024, the Fund underperformed both of its benchmarks. The Fund’s overweight exposure to both value and momentum stocks was a key driver of absolute and relative returns during the period. This was a product of the Fund’s investment strategy, which includes a bias toward cheaper stocks and upward-trending stocks, both of which underperformed in the large-cap space.

Underperformance of the broader benchmark in the past 10 years was driven by the Fund’s underweight exposure to large-cap growth stocks, which outperformed during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.83%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Behavioral Small Cap Value Equity Fund - C	Russell 3000® Total Return Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$10,137	$9,951	$9,840	$9,773
Sep-2016	$11,017	$11,440	$11,691	$11,730
Sep-2017	$13,301	$13,579	$14,093	$13,907
Sep-2018	$13,950	$15,967	$15,407	$15,196
Sep-2019	$12,517	$16,433	$14,137	$13,229
Sep-2020	$10,204	$18,898	$12,033	$11,657
Sep-2021	$16,700	$24,921	$19,726	$20,079
Sep-2022	$14,330	$20,528	$16,237	$16,650
Sep-2023	$16,151	$24,729	$17,510	$18,795
Sep-2024	$20,554	$33,432	$22,042	$23,827

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Small Cap Value Equity Fund - C	27.26%	10.43%	7.47%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Value Index	25.88%	9.29%	8.22%
Bloomberg US 2000 Value Index	26.77%	12.49%	9.07%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral Small Cap Value Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (SPSDX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$109,157,302
  Number of Portfolio Holdings251
  Advisory Fee (net of waivers)$537,014
  Portfolio Turnover74%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Technology	0.8%
Communications	1.1%
Consumer Staples	2.5%
Communication Services	2.6%
Materials	4.8%
Utilities	4.9%
Information Technology	5.3%
Energy	6.9%
Health Care	9.2%
Consumer Discretionary	9.4%
Real Estate	11.4%
Industrials	12.6%
Financials	27.7%
Other Assets in Excess of Liabilities	0.1%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-SPSDX

Sterling Capital Behavioral Small Cap Value Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 Class R6 (STRBX)

This annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its primary benchmark, the Russell 2000® Value Index, and underperformed its broader benchmark, the Russell 3000® Index. The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, boosted absolute returns in a period in which stock prices generally rose.

That same momentum strategy also boosted relative returns. The Fund’s bias toward upward-trending stocks captured more upside from generally rising stock prices than the benchmark did.

The Fund’s exposure to value, a key pillar of its investment strategy, detracted from relative returns. Value factor investing is designed to capitalize on the tendency of cheap stocks to outperform expensive stocks. During the period under review, however, cheap stocks and expensive stocks performed similarly. The Fund’s under performance relative to the broader benchmark was the result of its below-benchmark exposure to large-cap growth stocks, which outperformed during the period.The Fund’s underperformance relative to the broader benchmark was the result of its below-benchmark exposure to large-cap growth stocks, which outperformed during the period.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014 and September 30, 2024, the Fund underperformed both of its benchmarks. The Fund’s overweight exposure to both value and momentum stocks was a key driver of absolute and relative returns during the period. This was a product of the Fund’s investment strategy, which includes a bias toward cheaper stocks and upward-trending stocks, both of which underperformed in the large-cap space.

Underperformance of the broader benchmark in the past 10 years was driven by the Fund’s underweight exposure to large-cap growth stocks, which outperformed during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.78%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Behavioral Small Cap Value Equity Fund - R6	Russell 3000® Total Return Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2017	$10,000	$10,000	$10,000	$10,000
Sep-2018	$10,607	$11,758	$10,933	$10,927
Sep-2019	$9,622	$12,101	$10,031	$9,513
Sep-2020	$7,926	$13,916	$8,539	$8,382
Sep-2021	$13,106	$18,352	$13,997	$14,438
Sep-2022	$11,364	$15,117	$11,521	$11,973
Sep-2023	$12,948	$18,210	$12,425	$13,515
Sep-2024	$16,653	$24,619	$15,640	$17,133

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Behavioral Small Cap Value Equity Fund - R6	28.61%	11.59%	7.22%
Russell 3000® Total Return Index	35.19%	15.26%	12.56%
Russell 2000® Value Index	25.88%	9.29%	6.42%
Bloomberg US 2000 Value Index	26.77%	12.49%	7.73%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral Small Cap Value Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 Class R6 (STRBX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$109,157,302
  Number of Portfolio Holdings251
  Advisory Fee (net of waivers)$537,014
  Portfolio Turnover74%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Technology	0.8%
Communications	1.1%
Consumer Staples	2.5%
Communication Services	2.6%
Materials	4.8%
Utilities	4.9%
Information Technology	5.3%
Energy	6.9%
Health Care	9.2%
Consumer Discretionary	9.4%
Real Estate	11.4%
Industrials	12.6%
Financials	27.7%
Other Assets in Excess of Liabilities	0.1%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STRBX

Sterling Capital Behavioral Small Cap Value Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (SPSCX)

This annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its primary benchmark, the Russell 2000® Value Index, and underperformed its broader benchmark, the Russell 3000® Index. The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, boosted absolute returns in a period in which stock prices generally rose.

That same momentum strategy also boosted relative returns. The Fund’s bias toward upward-trending stocks captured more upside from generally rising stock prices than the benchmark did.

The Fund’s exposure to value, a key pillar of its investment strategy, detracted from relative returns. Value factor investing is designed to capitalize on the tendency of cheap stocks to outperform expensive stocks. During the period under review, however, cheap stocks and expensive stocks performed similarly. The Fund’s under performance relative to the broader benchmark was the result of its below-benchmark exposure to large-cap growth stocks, which outperformed during the period.The Fund’s underperformance relative to the broader benchmark was the result of its below-benchmark exposure to large-cap growth stocks, which outperformed during the period.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014 and September 30, 2024, the Fund underperformed both of its benchmarks. The Fund’s overweight exposure to both value and momentum stocks was a key driver of absolute and relative returns during the period. This was a product of the Fund’s investment strategy, which includes a bias toward cheaper stocks and upward-trending stocks, both of which underperformed in the large-cap space.

Underperformance of the broader benchmark in the past 10 years was driven by the Fund’s underweight exposure to large-cap growth stocks, which outperformed during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$96	0.84%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Behavioral Small Cap Value Equity Fund - I	Russell 3000® Total Return Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$10,241	$9,951	$9,840	$9,773
Sep-2016	$11,245	$11,440	$11,691	$11,730
Sep-2017	$13,707	$13,579	$14,093	$13,907
Sep-2018	$14,524	$15,967	$15,407	$15,196
Sep-2019	$13,170	$16,433	$14,137	$13,229
Sep-2020	$10,846	$18,898	$12,033	$11,657
Sep-2021	$17,920	$24,921	$19,726	$20,079
Sep-2022	$15,527	$20,528	$16,237	$16,650
Sep-2023	$17,680	$24,729	$17,510	$18,795
Sep-2024	$22,716	$33,432	$22,042	$23,827

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Small Cap Value Equity Fund - I	28.48%	11.52%	8.55%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Value Index	25.88%	9.29%	8.22%
Bloomberg US 2000 Value Index	26.77%	12.49%	9.07%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral Small Cap Value Equity Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (SPSCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$109,157,302
  Number of Portfolio Holdings251
  Advisory Fee (net of waivers)$537,014
  Portfolio Turnover74%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Technology	0.8%
Communications	1.1%
Consumer Staples	2.5%
Communication Services	2.6%
Materials	4.8%
Utilities	4.9%
Information Technology	5.3%
Energy	6.9%
Health Care	9.2%
Consumer Discretionary	9.4%
Real Estate	11.4%
Industrials	12.6%
Financials	27.7%
Other Assets in Excess of Liabilities	0.1%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-SPSCX

Sterling Capital Equity Income Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BAEIX)

This annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its targeted benchmark, the Russell 1000® Value Index, and its broad-based benchmark, the Russell 3000® Index. U.S. equities experienced gains across the period amid signs of cooling inflation and the prospects of future interest rate cuts. The Fund’s absolute performance experienced headwinds due to its investment style, which includes a bias toward companies with less leverage and those with attractive metrics, such as return on equity (ROE), value, earnings growth, and dividend growth. Investments with these characteristics generally posted more modest gains for the period.

The Fund’s underperformance relative to its benchmark was largely due to stock selection, particularly an off-benchmark investment in an international package delivery company which underperformed. The Fund’s exposure to more secular holdings weighed on relative performance as cyclical companies outperformed. The Fund’s stock selection within Consumer Staples also detracted on a relative basis. These holdings underperformed as consumers grew increasingly cost-conscious.

The Fund's below-benchmark exposure to the Energy sector added to relative results, as did its above-benchmark exposure to the Financials sector. Stock selection within the Financials sector also added to performance on a relative basis, particularly holdings of an investment bank and an insurance company, both of which outperformed.

How did the Fund perform in the past 10 years?

For the 10-year period under review, the Fund outperformed its benchmark. The top contributor to the Fund’s absolute performance was its investment strategy targeting value-based metrics, including ROE, earnings growth, and dividend growth. The resulting stock selection across Information Technology, Communication Services, Energy, and Health Care sectors all contributed to the Fund’s absolute returns.

The Fund's outperformance for the 10-year period benefited from stock selection. Holdings within the Information Technology, Financials, and Healthcare sectors contributed the most to the Fund’s relative outperformance.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.08%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Equity Income Fund - A	Russell 3000® Total Return Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2014	$9,423	$10,000	$10,000	$10,000
Sep-2015	$9,031	$9,951	$9,558	$9,584
Sep-2016	$10,341	$11,440	$11,105	$11,107
Sep-2017	$12,015	$13,579	$12,785	$13,049
Sep-2018	$13,851	$15,967	$13,993	$14,410
Sep-2019	$15,025	$16,433	$14,553	$14,710
Sep-2020	$15,010	$18,898	$13,822	$13,603
Sep-2021	$20,130	$24,921	$18,661	$18,993
Sep-2022	$18,952	$20,528	$16,540	$17,429
Sep-2023	$21,330	$24,729	$18,929	$20,042
Sep-2024	$26,413	$33,432	$24,183	$25,373

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Equity Income Fund - A
Without Load	23.83%	11.94%	10.86%
With Load	16.71%	10.62%	10.20%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 1000® Value Index	27.76%	10.69%	9.23%
Bloomberg US 1000 Value Index	26.59%	11.52%	9.76%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Equity Income Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BAEIX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,892,266,151
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$10,292,583
  Portfolio Turnover42%

SECTOR WEIGHTING (as a % of Net Assets)

Energy	2.5%
Money Market Funds	2.8%
Real Estate	3.5%
Materials	3.8%
Consumer Discretionary	4.7%
Industrials	11.1%
Consumer Staples	12.6%
Information Technology	13.3%
Health Care	19.1%
Financials	26.6%
Other Assets in Excess of Liabilities	-%

ASSET WEIGHTING (as a % of Net Assets)

2.8%
97.2%
Common Stocks 97.2%
Money Market Funds 2.8%

Value	Value
Common Stocks	97.2%
Money Market Funds	2.8%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BAEIX

Sterling Capital Equity Income Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BCEGX)

This annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its targeted benchmark, the Russell 1000® Value Index, and its broad-based benchmark, the Russell 3000® Index. U.S. equities experienced gains across the period amid signs of cooling inflation and the prospects of future interest rate cuts. The Fund’s absolute performance experienced headwinds due to its investment style, which includes a bias toward companies with less leverage and those with attractive metrics, such as return on equity (ROE), value, earnings growth, and dividend growth. Investments with these characteristics generally posted more modest gains for the period.

The Fund’s underperformance relative to its benchmark was largely due to stock selection, particularly an off-benchmark investment in an international package delivery company which underperformed. The Fund’s exposure to more secular holdings weighed on relative performance as cyclical companies outperformed. The Fund’s stock selection within Consumer Staples also detracted on a relative basis. These holdings underperformed as consumers grew increasingly cost-conscious.

The Fund's below-benchmark exposure to the Energy sector added to relative results, as did its above-benchmark exposure to the Financials sector. Stock selection within the Financials sector also added to performance on a relative basis, particularly holdings of an investment bank and an insurance company, both of which outperformed.

How did the Fund perform in the past 10 years?

For the 10-year period under review, the Fund outperformed its benchmark. The top contributor to the Fund’s absolute performance was its investment strategy targeting value-based metrics, including ROE, earnings growth, and dividend growth. The resulting stock selection across Information Technology, Communication Services, Energy, and Health Care sectors all contributed to the Fund’s absolute returns.

The Fund's outperformance for the 10-year period benefited from stock selection. Holdings within the Information Technology, Financials, and Healthcare sectors contributed the most to the Fund’s relative outperformance.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.83%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Equity Income Fund - C	Russell 3000® Total Return Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$9,509	$9,951	$9,558	$9,584
Sep-2016	$10,807	$11,440	$11,105	$11,107
Sep-2017	$12,466	$13,579	$12,785	$13,049
Sep-2018	$14,262	$15,967	$13,993	$14,410
Sep-2019	$15,356	$16,433	$14,553	$14,710
Sep-2020	$15,224	$18,898	$13,822	$13,603
Sep-2021	$20,270	$24,921	$18,661	$18,993
Sep-2022	$18,939	$20,528	$16,540	$17,429
Sep-2023	$21,156	$24,729	$18,929	$20,042
Sep-2024	$26,004	$33,432	$24,183	$25,373

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Equity Income Fund - C	22.92%	11.11%	10.03%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 1000® Value Index	27.76%	10.69%	9.23%
Bloomberg US 1000 Value Index	26.59%	11.52%	9.76%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Equity Income Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BCEGX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,892,266,151
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$10,292,583
  Portfolio Turnover42%

SECTOR WEIGHTING (as a % of Net Assets)

Energy	2.5%
Money Market Funds	2.8%
Real Estate	3.5%
Materials	3.8%
Consumer Discretionary	4.7%
Industrials	11.1%
Consumer Staples	12.6%
Information Technology	13.3%
Health Care	19.1%
Financials	26.6%
Other Assets in Excess of Liabilities	-%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	97.2%
Money Market Funds	2.8%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BCEGX

Sterling Capital Equity Income Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STREX)

This annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its targeted benchmark, the Russell 1000® Value Index, and its broad-based benchmark, the Russell 3000® Index. U.S. equities experienced gains across the period amid signs of cooling inflation and the prospects of future interest rate cuts. The Fund’s absolute performance experienced headwinds due to its investment style, which includes a bias toward companies with less leverage and those with attractive metrics, such as return on equity (ROE), value, earnings growth, and dividend growth. Investments with these characteristics generally posted more modest gains for the period.

The Fund’s underperformance relative to its benchmark was largely due to stock selection, particularly an off-benchmark investment in an international package delivery company which underperformed. The Fund’s exposure to more secular holdings weighed on relative performance as cyclical companies outperformed. The Fund’s stock selection within Consumer Staples also detracted on a relative basis. These holdings underperformed as consumers grew increasingly cost-conscious.

The Fund's below-benchmark exposure to the Energy sector added to relative results, as did its above-benchmark exposure to the Financials sector. Stock selection within the Financials sector also added to performance on a relative basis, particularly holdings of an investment bank and an insurance company, both of which outperformed.

How did the Fund perform in the past 10 years?

For the 10-year period under review, the Fund outperformed its benchmark. The top contributor to the Fund’s absolute performance was its investment strategy targeting value-based metrics, including ROE, earnings growth, and dividend growth. The resulting stock selection across Information Technology, Communication Services, Energy, and Health Care sectors all contributed to the Fund’s absolute returns.

The Fund's outperformance for the 10-year period benefited from stock selection. Holdings within the Information Technology, Financials, and Healthcare sectors contributed the most to the Fund’s relative outperformance.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.72%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Equity Income Fund - R6	Russell 3000® Total Return Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2017	$10,000	$10,000	$10,000	$10,000
Sep-2018	$11,564	$11,758	$10,945	$11,043
Sep-2019	$12,592	$12,101	$11,383	$11,273
Sep-2020	$12,619	$13,916	$10,811	$10,425
Sep-2021	$16,988	$18,352	$14,596	$14,556
Sep-2022	$16,047	$15,117	$12,937	$13,357
Sep-2023	$18,123	$18,210	$14,805	$15,360
Sep-2024	$22,525	$24,619	$18,916	$19,444

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Equity Income Fund - R6	24.29%	12.33%	10.86%
Russell 3000® Total Return Index	35.19%	15.26%	12.56%
Russell 1000® Value Index	27.76%	10.69%	8.57%
Bloomberg US 1000 Value Index	26.59%	11.52%	8.82%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Equity Income Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STREX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,892,266,151
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$10,292,583
  Portfolio Turnover42%

SECTOR WEIGHTING (as a % of Net Assets)

Energy	2.5%
Money Market Funds	2.8%
Real Estate	3.5%
Materials	3.8%
Consumer Discretionary	4.7%
Industrials	11.1%
Consumer Staples	12.6%
Information Technology	13.3%
Health Care	19.1%
Financials	26.6%
Other Assets in Excess of Liabilities	-%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	97.2%
Money Market Funds	2.8%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STREX

Sterling Capital Equity Income Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BEGIX)

This annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its targeted benchmark, the Russell 1000® Value Index, and its broad-based benchmark, the Russell 3000® Index. U.S. equities experienced gains across the period amid signs of cooling inflation and the prospects of future interest rate cuts. The Fund’s absolute performance experienced headwinds due to its investment style, which includes a bias toward companies with less leverage and those with attractive metrics, such as return on equity (ROE), value, earnings growth, and dividend growth. Investments with these characteristics generally posted more modest gains for the period.

The Fund’s underperformance relative to its benchmark was largely due to stock selection, particularly an off-benchmark investment in an international package delivery company which underperformed. The Fund’s exposure to more secular holdings weighed on relative performance as cyclical companies outperformed. The Fund’s stock selection within Consumer Staples also detracted on a relative basis. These holdings underperformed as consumers grew increasingly cost-conscious.

The Fund's below-benchmark exposure to the Energy sector added to relative results, as did its above-benchmark exposure to the Financials sector. Stock selection within the Financials sector also added to performance on a relative basis, particularly holdings of an investment bank and an insurance company, both of which outperformed.

How did the Fund perform in the past 10 years?

For the 10-year period under review, the Fund outperformed its benchmark. The top contributor to the Fund’s absolute performance was its investment strategy targeting value-based metrics, including ROE, earnings growth, and dividend growth. The resulting stock selection across Information Technology, Communication Services, Energy, and Health Care sectors all contributed to the Fund’s absolute returns.

The Fund's outperformance for the 10-year period benefited from stock selection. Holdings within the Information Technology, Financials, and Healthcare sectors contributed the most to the Fund’s relative outperformance.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$93	0.83%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Equity Income Fund - I	Russell 3000® Total Return Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$9,610	$9,951	$9,558	$9,584
Sep-2016	$11,028	$11,440	$11,105	$11,107
Sep-2017	$12,849	$13,579	$12,785	$13,049
Sep-2018	$14,851	$15,967	$13,993	$14,410
Sep-2019	$16,146	$16,433	$14,553	$14,710
Sep-2020	$16,171	$18,898	$13,822	$13,603
Sep-2021	$21,745	$24,921	$18,661	$18,993
Sep-2022	$20,520	$20,528	$16,540	$17,429
Sep-2023	$23,153	$24,729	$18,929	$20,042
Sep-2024	$28,747	$33,432	$24,183	$25,373

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Equity Income Fund - I	24.16%	12.23%	11.14%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 1000® Value Index	27.76%	10.69%	9.23%
Bloomberg US 1000 Value Index	26.59%	11.52%	9.76%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Equity Income Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BEGIX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,892,266,151
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$10,292,583
  Portfolio Turnover42%

SECTOR WEIGHTING (as a % of Net Assets)

Energy	2.5%
Money Market Funds	2.8%
Real Estate	3.5%
Materials	3.8%
Consumer Discretionary	4.7%
Industrials	11.1%
Consumer Staples	12.6%
Information Technology	13.3%
Health Care	19.1%
Financials	26.6%
Other Assets in Excess of Liabilities	-%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	97.2%
Money Market Funds	2.8%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BEGIX

Sterling Capital Intermediate U.S. Government Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BGVAX)

This annual shareholder report contains important information about Sterling Capital Intermediate U.S. Government Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund outperformed its primary benchmark, the Bloomberg Intermediate U.S. Government Bond Index, and its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. The Federal Reserve (the Fed) cut the fed funds rate by 50 basis points in September 2024. As a result, Treasury yields declined during the period, which raised prices, boosting the Fund’s absolute performance.

The Fund’s outperformance relative to the benchmarks over the 12-month period was driven primarily by its longer average duration and secondarily by its overweight position in agency passthroughs. The Fund’s exposures to agency collateralized mortgage obligations (CMO), asset-backed securities (ABS), collateralized mortgage-backed securities (CMBS), government-related securities and corporate bonds also contributed to its outperformance. The largest drag on relative performance came from the Fund’s underweight position in one- to five-year securities.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund outperformed its primary benchmark. While Treasury yields fluctuated over the period, the recent surge in Treasury yields caused by Fed rate hikes reduced bond prices, hurting the Fund’s absolute returns for the period. The Fund’s overweight allocation to securitized products drove its outperformance versus the primary benchmark. The Fund’s overweight position in government-related securities and corporate bonds also contributed, as did an underweight position in the one- to five-year segment of the Treasury yield curve. The largest detractor was the Fund’s longer average duration, as yields ended the period higher.

The Fund outperformed its broad-based benchmark in the period largely due to its shorter average duration. The Fund’s overweight position in ABS, CMBS and government-related securities also boosted relative performance. Sector allocation was the greatest detractor, specifically the Fund’s minimal exposure to corporate bonds and its overweight position in securitized products.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.76%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Intermediate U.S. Government Fund - A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government: Intermediate Index
Sep-2014	$9,798	$10,000	$10,000
Sep-2015	$9,976	$10,294	$10,300
Sep-2016	$10,212	$10,829	$10,551
Sep-2017	$10,090	$10,836	$10,481
Sep-2018	$9,916	$10,705	$10,358
Sep-2019	$10,637	$11,807	$11,136
Sep-2020	$11,132	$12,632	$11,802
Sep-2021	$10,996	$12,518	$11,645
Sep-2022	$9,773	$10,691	$10,576
Sep-2023	$9,815	$10,760	$10,717
Sep-2024	$10,769	$12,004	$11,609

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Intermediate U.S. Government Fund - A
Without Load	9.72%	0.25%	0.95%
With Load	7.52%	-0.15%	0.74%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Government: Intermediate Index	8.33%	0.84%	1.50%

The Bloomberg U.S. Intermediate Government Index is a component of the Bloomberg Government Index with sectors including Treasuries and Agencies. Securities must have a maturity from 1 year up to (but not including) 10 years. Securities must have at least one year to final maturity regardless of call features; must be rated investment grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch; must have at least $250MM par outstanding; must be USD-denominated, non-convertible and publicly issued.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Intermediate U.S. Government Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BGVAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$18,182,927
  Number of Portfolio Holdings98
  Advisory Fee (net of waivers)$22,281
  Portfolio Turnover12%

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.5%
Money Market Funds	1.3%
Asset Backed Securities	3.4%
U.S. Government Agencies	10.0%
U.S. Treasury Bonds & Notes	10.6%
Commercial Mortgage-Backed Securities	16.8%
Collateralized Mortgage Obligations	21.8%
Mortgage-Backed Securities	35.2%
Other Assets in Excess of Liabilities	0.4%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Asset Backed Securities	3.4%
Collateralized Mortgage Obligations	21.9%
Commercial Mortgage-Backed Securities	16.9%
Money Market Funds	1.3%
Mortgage-Backed Securities	35.3%
Municipal Bonds	0.5%
U.S. Government Agencies	10.0%
U.S. Treasury Bonds & Notes	10.7%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BGVAX

Sterling Capital Intermediate U.S. Government Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BIUCX)

This annual shareholder report contains important information about Sterling Capital Intermediate U.S. Government Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund outperformed its primary benchmark, the Bloomberg Intermediate U.S. Government Bond Index, and its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. The Federal Reserve (the Fed) cut the fed funds rate by 50 basis points in September 2024. As a result, Treasury yields declined during the period, which raised prices, boosting the Fund’s absolute performance.

The Fund’s outperformance relative to the benchmarks over the 12-month period was driven primarily by its longer average duration and secondarily by its overweight position in agency passthroughs. The Fund’s exposures to agency collateralized mortgage obligations (CMO), asset-backed securities (ABS), collateralized mortgage-backed securities (CMBS), government-related securities and corporate bonds also contributed to its outperformance. The largest drag on relative performance came from the Fund’s underweight position in one- to five-year securities.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund outperformed its primary benchmark. While Treasury yields fluctuated over the period, the recent surge in Treasury yields caused by Fed rate hikes reduced bond prices, hurting the Fund’s absolute returns for the period. The Fund’s overweight allocation to securitized products drove its outperformance versus the primary benchmark. The Fund’s overweight position in government-related securities and corporate bonds also contributed, as did an underweight position in the one- to five-year segment of the Treasury yield curve. The largest detractor was the Fund’s longer average duration, as yields ended the period higher.

The Fund outperformed its broad-based benchmark in the period largely due to its shorter average duration. The Fund’s overweight position in ABS, CMBS and government-related securities also boosted relative performance. Sector allocation was the greatest detractor, specifically the Fund’s minimal exposure to corporate bonds and its overweight position in securitized products.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.51%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Intermediate U.S. Government Fund - C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government: Intermediate Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,106	$10,294	$10,300
Sep-2016	$10,258	$10,829	$10,551
Sep-2017	$10,059	$10,836	$10,481
Sep-2018	$9,821	$10,705	$10,358
Sep-2019	$10,457	$11,807	$11,136
Sep-2020	$10,853	$12,632	$11,802
Sep-2021	$10,638	$12,518	$11,645
Sep-2022	$9,382	$10,691	$10,576
Sep-2023	$9,352	$10,760	$10,717
Sep-2024	$10,186	$12,004	$11,609

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Intermediate U.S. Government Fund - C	8.92%	-0.52%	0.18%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Government: Intermediate Index	8.33%	0.84%	1.50%

The Bloomberg U.S. Intermediate Government Index is a component of the Bloomberg Government Index with sectors including Treasuries and Agencies. Securities must have a maturity from 1 year up to (but not including) 10 years. Securities must have at least one year to final maturity regardless of call features; must be rated investment grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch; must have at least $250MM par outstanding; must be USD-denominated, non-convertible and publicly issued.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Intermediate U.S. Government Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BIUCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$18,182,927
  Number of Portfolio Holdings98
  Advisory Fee (net of waivers)$22,281
  Portfolio Turnover12%

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.5%
Money Market Funds	1.3%
Asset Backed Securities	3.4%
U.S. Government Agencies	10.0%
U.S. Treasury Bonds & Notes	10.6%
Commercial Mortgage-Backed Securities	16.8%
Collateralized Mortgage Obligations	21.8%
Mortgage-Backed Securities	35.2%
Other Assets in Excess of Liabilities	0.4%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Asset Backed Securities	3.4%
Collateralized Mortgage Obligations	21.9%
Commercial Mortgage-Backed Securities	16.9%
Money Market Funds	1.3%
Mortgage-Backed Securities	35.3%
Municipal Bonds	0.5%
U.S. Government Agencies	10.0%
U.S. Treasury Bonds & Notes	10.7%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BIUCX

Sterling Capital Intermediate U.S. Government Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBGVX)

This annual shareholder report contains important information about Sterling Capital Intermediate U.S. Government Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund outperformed its primary benchmark, the Bloomberg Intermediate U.S. Government Bond Index, and its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. The Federal Reserve (the Fed) cut the fed funds rate by 50 basis points in September 2024. As a result, Treasury yields declined during the period, which raised prices, boosting the Fund’s absolute performance.

The Fund’s outperformance relative to the benchmarks over the 12-month period was driven primarily by its longer average duration and secondarily by its overweight position in agency passthroughs. The Fund’s exposures to agency collateralized mortgage obligations (CMO), asset-backed securities (ABS), collateralized mortgage-backed securities (CMBS), government-related securities and corporate bonds also contributed to its outperformance. The largest drag on relative performance came from the Fund’s underweight position in one- to five-year securities.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund outperformed its primary benchmark. While Treasury yields fluctuated over the period, the recent surge in Treasury yields caused by Fed rate hikes reduced bond prices, hurting the Fund’s absolute returns for the period. The Fund’s overweight allocation to securitized products drove its outperformance versus the primary benchmark. The Fund’s overweight position in government-related securities and corporate bonds also contributed, as did an underweight position in the one- to five-year segment of the Treasury yield curve. The largest detractor was the Fund’s longer average duration, as yields ended the period higher.

The Fund outperformed its broad-based benchmark in the period largely due to its shorter average duration. The Fund’s overweight position in ABS, CMBS and government-related securities also boosted relative performance. Sector allocation was the greatest detractor, specifically the Fund’s minimal exposure to corporate bonds and its overweight position in securitized products.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$54	0.51%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Intermediate U.S. Government Fund - I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government: Intermediate Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,197	$10,294	$10,300
Sep-2016	$10,465	$10,829	$10,551
Sep-2017	$10,366	$10,836	$10,481
Sep-2018	$10,213	$10,705	$10,358
Sep-2019	$10,983	$11,807	$11,136
Sep-2020	$11,523	$12,632	$11,802
Sep-2021	$11,399	$12,518	$11,645
Sep-2022	$10,157	$10,691	$10,576
Sep-2023	$10,238	$10,760	$10,717
Sep-2024	$11,247	$12,004	$11,609

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Intermediate U.S. Government Fund - I	9.86%	0.48%	1.18%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Government: Intermediate Index	8.33%	0.84%	1.50%

The Bloomberg U.S. Intermediate Government Index is a component of the Bloomberg Government Index with sectors including Treasuries and Agencies. Securities must have a maturity from 1 year up to (but not including) 10 years. Securities must have at least one year to final maturity regardless of call features; must be rated investment grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch; must have at least $250MM par outstanding; must be USD-denominated, non-convertible and publicly issued.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Intermediate U.S. Government Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBGVX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$18,182,927
  Number of Portfolio Holdings98
  Advisory Fee (net of waivers)$22,281
  Portfolio Turnover12%

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.5%
Money Market Funds	1.3%
Asset Backed Securities	3.4%
U.S. Government Agencies	10.0%
U.S. Treasury Bonds & Notes	10.6%
Commercial Mortgage-Backed Securities	16.8%
Collateralized Mortgage Obligations	21.8%
Mortgage-Backed Securities	35.2%
Other Assets in Excess of Liabilities	0.4%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Asset Backed Securities	3.4%
Collateralized Mortgage Obligations	21.9%
Commercial Mortgage-Backed Securities	16.9%
Money Market Funds	1.3%
Mortgage-Backed Securities	35.3%
Municipal Bonds	0.5%
U.S. Government Agencies	10.0%
U.S. Treasury Bonds & Notes	10.7%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BBGVX

Sterling Capital Long Duration Corporate Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (SCCMX)

This annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed its targeted benchmark, the Bloomberg U.S. Long Corporate Bond Index, and outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. Late in 2023, the Federal Reserve signaled it had likely reached the end of its rate hike cycle, which caused interest rates to fall and bond prices to rise. Continued strong economic growth and investor preference for higher yielding securities led to elevated demand for non-government bond assets during the period. This trend caused the spread between U.S. Treasuries and riskier asset classes to compress, which helped boost returns on those riskier asset classes.

Due to a preference for liquidity, the Fund held an above-benchmark position to securities in the 10-year and 30-year areas of the yield curve while holding a below-benchmark exposure to securities in the 20-year area. This positioning detracted slightly from returns relative to the Fund’s targeted benchmark, as the long end of the yield curve steepened, driving yields higher and causing bond prices to drop more relative to the short end of the curve.

Meanwhile, the Fund’s outperformance of its broad-based benchmark was driven by its above-benchmark position on bonds maturing beyond 10 years, which benefited from falling interest rates.

How did the Fund perform over the past 10 years?

The Fund outperformed its targeted benchmark over the past 10 years but underperformed its broad-based benchmark. In general, fixed income returns during this period were hurt by higher interest rates.

The Fund’s positive performance relative to its targeted benchmark over the past 10 years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation and security selection. The Fund’s underperformance relative to its broad-based benchmark during this period can largely be attributed to its shift from a focus on intermediate duration bonds to a focus on bonds maturing beyond 10 years.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.71%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Long Duration Corporate Bond Fund - A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Corporate Index
Sep-2014	$9,799	$10,000	$10,000
Sep-2015	$9,947	$10,294	$10,016
Sep-2016	$10,499	$10,829	$11,588
Sep-2017	$10,716	$10,836	$11,938
Sep-2018	$10,630	$10,705	$11,654
Sep-2019	$11,588	$11,807	$13,992
Sep-2020	$12,348	$12,632	$15,364
Sep-2021	$12,676	$12,518	$15,742
Sep-2022	$9,155	$10,691	$11,271
Sep-2023	$9,281	$10,760	$11,559
Sep-2024	$10,979	$12,004	$13,776

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Long Duration Corporate Bond Fund - A
Without Load	18.30%	-1.07%	1.14%
With Load	15.96%	-1.47%	0.94%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Long Corporate Index	19.18%	-0.31%	3.26%

The Bloomberg U.S. Long Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that have a remaining maturity of ten years or more.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Long Duration Corporate Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (SCCMX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$42,961,811
  Number of Portfolio Holdings378
  Advisory Fee (net of waivers)$6,280
  Portfolio Turnover47%

SECTOR WEIGHTING (as a % of Net Assets)

Technology	0.8%
Money Market Funds	1.9%
Materials	2.0%
Real Estate	2.6%
U.S. Treasury Bonds & Notes	3.2%
Communications	3.7%
Consumer Discretionary	4.1%
Communication Services	6.7%
Information Technology	6.8%
Consumer Staples	7.0%
Industrials	7.3%
Health Care	10.5%
Energy	11.1%
Utilities	14.7%
Financials	16.6%
Other Assets in Excess of Liabilities	1.0%

ASSET WEIGHTING (as a % of Net Assets)

3.2%
2.0%
94.8%
Corporate Bonds 94.8%
Money Market Funds 2.0%
U.S. Treasury Bonds & Notes 3.2%

Value	Value
Corporate Bonds	94.8%
Money Market Funds	2.0%
U.S. Treasury Bonds & Notes	3.2%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-SCCMX

Sterling Capital Long Duration Corporate Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (SCCNX)

This annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed its targeted benchmark, the Bloomberg U.S. Long Corporate Bond Index, and outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. Late in 2023, the Federal Reserve signaled it had likely reached the end of its rate hike cycle, which caused interest rates to fall and bond prices to rise. Continued strong economic growth and investor preference for higher yielding securities led to elevated demand for non-government bond assets during the period. This trend caused the spread between U.S. Treasuries and riskier asset classes to compress, which helped boost returns on those riskier asset classes.

Due to a preference for liquidity, the Fund held an above-benchmark position to securities in the 10-year and 30-year areas of the yield curve while holding a below-benchmark exposure to securities in the 20-year area. This positioning detracted slightly from returns relative to the Fund’s targeted benchmark, as the long end of the yield curve steepened, driving yields higher and causing bond prices to drop more relative to the short end of the curve.

Meanwhile, the Fund’s outperformance of its broad-based benchmark was driven by its above-benchmark position on bonds maturing beyond 10 years, which benefited from falling interest rates.

How did the Fund perform over the past 10 years?

The Fund outperformed its targeted benchmark over the past 10 years but underperformed its broad-based benchmark. In general, fixed income returns during this period were hurt by higher interest rates.

The Fund’s positive performance relative to its targeted benchmark over the past 10 years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation and security selection. The Fund’s underperformance relative to its broad-based benchmark during this period can largely be attributed to its shift from a focus on intermediate duration bonds to a focus on bonds maturing beyond 10 years.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.47%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Long Duration Corporate Bond Fund - C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Corporate Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,075	$10,294	$10,016
Sep-2016	$10,547	$10,829	$11,588
Sep-2017	$10,685	$10,836	$11,938
Sep-2018	$10,531	$10,705	$11,654
Sep-2019	$11,391	$11,807	$13,992
Sep-2020	$12,052	$12,632	$15,364
Sep-2021	$12,291	$12,518	$15,742
Sep-2022	$8,804	$10,691	$11,271
Sep-2023	$8,872	$10,760	$11,559
Sep-2024	$10,403	$12,004	$13,776

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Long Duration Corporate Bond Fund - C	17.26%	-1.80%	0.40%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Long Corporate Index	19.18%	-0.31%	3.26%

The Bloomberg U.S. Long Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that have a remaining maturity of ten years or more.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Long Duration Corporate Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (SCCNX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$42,961,811
  Number of Portfolio Holdings378
  Advisory Fee (net of waivers)$6,280
  Portfolio Turnover47%

SECTOR WEIGHTING (as a % of Net Assets)

Technology	0.8%
Money Market Funds	1.9%
Materials	2.0%
Real Estate	2.6%
U.S. Treasury Bonds & Notes	3.2%
Communications	3.7%
Consumer Discretionary	4.1%
Communication Services	6.7%
Information Technology	6.8%
Consumer Staples	7.0%
Industrials	7.3%
Health Care	10.5%
Energy	11.1%
Utilities	14.7%
Financials	16.6%
Other Assets in Excess of Liabilities	1.0%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Corporate Bonds	94.8%
Money Market Funds	2.0%
U.S. Treasury Bonds & Notes	3.2%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-SCCNX

Sterling Capital Long Duration Corporate Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRFX)

This annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed its targeted benchmark, the Bloomberg U.S. Long Corporate Bond Index, and outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. Late in 2023, the Federal Reserve signaled it had likely reached the end of its rate hike cycle, which caused interest rates to fall and bond prices to rise. Continued strong economic growth and investor preference for higher yielding securities led to elevated demand for non-government bond assets during the period. This trend caused the spread between U.S. Treasuries and riskier asset classes to compress, which helped boost returns on those riskier asset classes.

Due to a preference for liquidity, the Fund held an above-benchmark position to securities in the 10-year and 30-year areas of the yield curve while holding a below-benchmark exposure to securities in the 20-year area. This positioning detracted slightly from returns relative to the Fund’s targeted benchmark, as the long end of the yield curve steepened, driving yields higher and causing bond prices to drop more relative to the short end of the curve.

Meanwhile, the Fund’s outperformance of its broad-based benchmark was driven by its above-benchmark position on bonds maturing beyond 10 years, which benefited from falling interest rates.

How did the Fund perform over the past 10 years?

The Fund outperformed its targeted benchmark over the past 10 years but underperformed its broad-based benchmark. In general, fixed income returns during this period were hurt by higher interest rates.

The Fund’s positive performance relative to its targeted benchmark over the past 10 years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation and security selection. The Fund’s underperformance relative to its broad-based benchmark during this period can largely be attributed to its shift from a focus on intermediate duration bonds to a focus on bonds maturing beyond 10 years.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.36%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Long Duration Corporate Bond Fund - R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Corporate Index
Sep-2021	$10,000	$10,000	$10,000
Sep-2022	$7,252	$8,540	$7,160
Sep-2023	$7,377	$8,595	$7,343
Sep-2024	$8,757	$9,589	$8,752

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception (January 31, 2022)
Sterling Capital Long Duration Corporate Bond Fund - R6	18.71%	-4.01%
Bloomberg U.S. Aggregate Bond Index	11.57%	-0.76%
Bloomberg U.S. Long Corporate Index	19.18%	-3.33%

The Bloomberg U.S. Long Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that have a remaining maturity of ten years or more.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Long Duration Corporate Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRFX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$42,961,811
  Number of Portfolio Holdings378
  Advisory Fee (net of waivers)$6,280
  Portfolio Turnover47%

SECTOR WEIGHTING (as a % of Net Assets)

Technology	0.8%
Money Market Funds	1.9%
Materials	2.0%
Real Estate	2.6%
U.S. Treasury Bonds & Notes	3.2%
Communications	3.7%
Consumer Discretionary	4.1%
Communication Services	6.7%
Information Technology	6.8%
Consumer Staples	7.0%
Industrials	7.3%
Health Care	10.5%
Energy	11.1%
Utilities	14.7%
Financials	16.6%
Other Assets in Excess of Liabilities	1.0%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Corporate Bonds	94.8%
Money Market Funds	2.0%
U.S. Treasury Bonds & Notes	3.2%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STRFX

Sterling Capital Long Duration Corporate Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (SCCPX)

This annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed its targeted benchmark, the Bloomberg U.S. Long Corporate Bond Index, and outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. Late in 2023, the Federal Reserve signaled it had likely reached the end of its rate hike cycle, which caused interest rates to fall and bond prices to rise. Continued strong economic growth and investor preference for higher yielding securities led to elevated demand for non-government bond assets during the period. This trend caused the spread between U.S. Treasuries and riskier asset classes to compress, which helped boost returns on those riskier asset classes.

Due to a preference for liquidity, the Fund held an above-benchmark position to securities in the 10-year and 30-year areas of the yield curve while holding a below-benchmark exposure to securities in the 20-year area. This positioning detracted slightly from returns relative to the Fund’s targeted benchmark, as the long end of the yield curve steepened, driving yields higher and causing bond prices to drop more relative to the short end of the curve.

Meanwhile, the Fund’s outperformance of its broad-based benchmark was driven by its above-benchmark position on bonds maturing beyond 10 years, which benefited from falling interest rates.

How did the Fund perform over the past 10 years?

The Fund outperformed its targeted benchmark over the past 10 years but underperformed its broad-based benchmark. In general, fixed income returns during this period were hurt by higher interest rates.

The Fund’s positive performance relative to its targeted benchmark over the past 10 years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation and security selection. The Fund’s underperformance relative to its broad-based benchmark during this period can largely be attributed to its shift from a focus on intermediate duration bonds to a focus on bonds maturing beyond 10 years.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$50	0.46%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Long Duration Corporate Bond Fund - I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Corporate Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,176	$10,294	$10,016
Sep-2016	$10,757	$10,829	$11,588
Sep-2017	$11,006	$10,836	$11,938
Sep-2018	$10,956	$10,705	$11,654
Sep-2019	$11,973	$11,807	$13,992
Sep-2020	$12,778	$12,632	$15,364
Sep-2021	$13,151	$12,518	$15,742
Sep-2022	$9,531	$10,691	$11,271
Sep-2023	$9,687	$10,760	$11,559
Sep-2024	$11,473	$12,004	$13,776

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Long Duration Corporate Bond Fund - I	18.43%	-0.85%	1.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Long Corporate Index	19.18%	-0.31%	3.26%

The Bloomberg U.S. Long Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that have a remaining maturity of ten years or more.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Long Duration Corporate Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (SCCPX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$42,961,811
  Number of Portfolio Holdings378
  Advisory Fee (net of waivers)$6,280
  Portfolio Turnover47%

SECTOR WEIGHTING (as a % of Net Assets)

Technology	0.8%
Money Market Funds	1.9%
Materials	2.0%
Real Estate	2.6%
U.S. Treasury Bonds & Notes	3.2%
Communications	3.7%
Consumer Discretionary	4.1%
Communication Services	6.7%
Information Technology	6.8%
Consumer Staples	7.0%
Industrials	7.3%
Health Care	10.5%
Energy	11.1%
Utilities	14.7%
Financials	16.6%
Other Assets in Excess of Liabilities	1.0%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Corporate Bonds	94.8%
Money Market Funds	2.0%
U.S. Treasury Bonds & Notes	3.2%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-SCCPX

Sterling Capital Mid Cap Relative Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (STRLX)

This annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed both its broad-based benchmark, the Russell 3000® Index, and its targeted benchmark, the Russell Mid-Cap® Value Index. U.S. equities recorded strong gains throughout the year on improving investor optimism. Stocks in the Industrials sector contributed the most to the Fund’s absolute performance, while the Fund’s investments in the Energy sector weighed down absolute results. This included an investment in a natural gas production company that declined in value for the year under review.

The Fund’s underperformance relative to its broad-based benchmark over the 12-month period was due to its below-benchmark exposure to large-cap stocks in the Information Technology sector, which outperformed the Fund’s holdings of mid-cap stocks in the same sector. The Fund’s underperformance relative to its targeted benchmark was driven by stock selection within the Financials sector, particularly an insurance company that underperformed.

Stock selection within the Industrials sector added to the Fund’s performance relative to both benchmarks. Stock selection in the Consumer Staples and Materials sectors added to the Fund’s performance relative to its targeted benchmark.

How did the Fund perform over the past 10 years?

The Fund underperformed both of its benchmarks over the past 10 years. The Fund’s performance on an absolute basis was driven by a broad-based bull market in U.S. equities. The Fund’s absolute return benefited the most from gains in its Health Care holdings. These gains were partly offset by a negative return from the Fund’s Energy sector holdings.

The Fund’s underperformance relative to its broad-based benchmark was due to its below-benchmark exposure to large-cap stocks in the Information Technology sector, which outperformed the Fund’s holdings of mid-cap stocks in the same sector over the past decade. Stock selection and a below-benchmark allocation in the Utilities sector detracted results relative to the targeted benchmark, while stock selection in most other sectors added to the Fund’s relative performance.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.13%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Mid Cap Relative Value Fund - A	Russell 3000® Total Return Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2015	$9,425	$10,000	$10,000	$10,000
Sep-2016	$10,380	$11,496	$11,726	$11,738
Sep-2017	$12,369	$13,647	$13,294	$13,711
Sep-2018	$13,302	$16,046	$14,465	$15,102
Sep-2019	$13,531	$16,514	$14,696	$15,313
Sep-2020	$12,770	$18,992	$13,624	$14,095
Sep-2021	$17,196	$25,045	$19,400	$20,408
Sep-2022	$14,807	$20,630	$16,770	$18,339
Sep-2023	$16,990	$24,852	$18,622	$20,448
Sep-2024	$21,081	$33,598	$24,025	$26,626

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Mid Cap Relative Value Fund - A
Without Load	24.07%	9.27%	9.17%
With Load	16.94%	7.98%	8.45%
Russell 3000® Total Return Index	35.19%	15.26%	13.96%
Russell Midcap® Value Index	29.01%	10.33%	10.01%
Bloomberg US Mid Cap Value Index	30.22%	11.70%	11.27%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell Midcap® Value Indexmeasures the performance of the midcap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true midcap value market..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Mid Cap Relative Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (STRLX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$40,518,290
  Number of Portfolio Holdings46
  Advisory Fee $256,540
  Portfolio Turnover9%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Communication Services	2.2%
Consumer Discretionary	3.3%
Utilities	5.2%
Energy	5.7%
Health Care	7.7%
Consumer Staples	8.3%
Materials	9.2%
Real Estate	9.7%
Information Technology	10.2%
Financials	17.2%
Industrials	19.9%
Other Assets in Excess of Liabilities	-%

ASSET WEIGHTING (as a % of Net Assets)

1.4%
98.6%
Common Stocks 98.6%
Money Market Funds 1.4%

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STRLX

Sterling Capital Mid Cap Relative Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (STRNX)

This annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed both its broad-based benchmark, the Russell 3000® Index, and its targeted benchmark, the Russell Mid-Cap® Value Index. U.S. equities recorded strong gains throughout the year on improving investor optimism. Stocks in the Industrials sector contributed the most to the Fund’s absolute performance, while the Fund’s investments in the Energy sector weighed down absolute results. This included an investment in a natural gas production company that declined in value for the year under review.

The Fund’s underperformance relative to its broad-based benchmark over the 12-month period was due to its below-benchmark exposure to large-cap stocks in the Information Technology sector, which outperformed the Fund’s holdings of mid-cap stocks in the same sector. The Fund’s underperformance relative to its targeted benchmark was driven by stock selection within the Financials sector, particularly an insurance company that underperformed.

Stock selection within the Industrials sector added to the Fund’s performance relative to both benchmarks. Stock selection in the Consumer Staples and Materials sectors added to the Fund’s performance relative to its targeted benchmark.

How did the Fund perform over the past 10 years?

The Fund underperformed both of its benchmarks over the past 10 years. The Fund’s performance on an absolute basis was driven by a broad-based bull market in U.S. equities. The Fund’s absolute return benefited the most from gains in its Health Care holdings. These gains were partly offset by a negative return from the Fund’s Energy sector holdings.

The Fund’s underperformance relative to its broad-based benchmark was due to its below-benchmark exposure to large-cap stocks in the Information Technology sector, which outperformed the Fund’s holdings of mid-cap stocks in the same sector over the past decade. Stock selection and a below-benchmark allocation in the Utilities sector detracted results relative to the targeted benchmark, while stock selection in most other sectors added to the Fund’s relative performance.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.77%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Mid Cap Relative Value Fund - C	Russell 3000® Total Return Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,944	$11,496	$11,726	$11,738
Sep-2017	$12,943	$13,647	$13,294	$13,711
Sep-2018	$13,810	$16,046	$14,465	$15,102
Sep-2019	$13,952	$16,514	$14,696	$15,313
Sep-2020	$13,086	$18,992	$13,624	$14,095
Sep-2021	$17,510	$25,045	$19,400	$20,408
Sep-2022	$14,980	$20,630	$16,770	$18,339
Sep-2023	$17,078	$24,852	$18,622	$20,448
Sep-2024	$21,055	$33,598	$24,025	$26,626

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Mid Cap Relative Value Fund - C	23.29%	8.58%	8.43%
Russell 3000® Total Return Index	35.19%	15.26%	13.96%
Russell Midcap® Value Index	29.01%	10.33%	10.01%
Bloomberg US Mid Cap Value Index	30.22%	11.70%	11.27%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell Midcap® Value Indexmeasures the performance of the midcap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true midcap value market..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Mid Cap Relative Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (STRNX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$40,518,290
  Number of Portfolio Holdings46
  Advisory Fee $256,540
  Portfolio Turnover9%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Communication Services	2.2%
Consumer Discretionary	3.3%
Utilities	5.2%
Energy	5.7%
Health Care	7.7%
Consumer Staples	8.3%
Materials	9.2%
Real Estate	9.7%
Information Technology	10.2%
Financials	17.2%
Industrials	19.9%
Other Assets in Excess of Liabilities	-%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STRNX

Sterling Capital Mid Cap Relative Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (STRGX)

This annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed both its broad-based benchmark, the Russell 3000® Index, and its targeted benchmark, the Russell Mid-Cap® Value Index. U.S. equities recorded strong gains throughout the year on improving investor optimism. Stocks in the Industrials sector contributed the most to the Fund’s absolute performance, while the Fund’s investments in the Energy sector weighed down absolute results. This included an investment in a natural gas production company that declined in value for the year under review.

The Fund’s underperformance relative to its broad-based benchmark over the 12-month period was due to its below-benchmark exposure to large-cap stocks in the Information Technology sector, which outperformed the Fund’s holdings of mid-cap stocks in the same sector. The Fund’s underperformance relative to its targeted benchmark was driven by stock selection within the Financials sector, particularly an insurance company that underperformed.

Stock selection within the Industrials sector added to the Fund’s performance relative to both benchmarks. Stock selection in the Consumer Staples and Materials sectors added to the Fund’s performance relative to its targeted benchmark.

How did the Fund perform over the past 10 years?

The Fund underperformed both of its benchmarks over the past 10 years. The Fund’s performance on an absolute basis was driven by a broad-based bull market in U.S. equities. The Fund’s absolute return benefited the most from gains in its Health Care holdings. These gains were partly offset by a negative return from the Fund’s Energy sector holdings.

The Fund’s underperformance relative to its broad-based benchmark was due to its below-benchmark exposure to large-cap stocks in the Information Technology sector, which outperformed the Fund’s holdings of mid-cap stocks in the same sector over the past decade. Stock selection and a below-benchmark allocation in the Utilities sector detracted results relative to the targeted benchmark, while stock selection in most other sectors added to the Fund’s relative performance.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$99	0.88%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Mid Cap Relative Value Fund - I	Russell 3000® Total Return Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$9,763	$9,951	$9,793	$9,854
Sep-2016	$10,775	$11,440	$11,484	$11,566
Sep-2017	$12,872	$13,579	$13,019	$13,510
Sep-2018	$13,878	$15,967	$14,165	$14,882
Sep-2019	$14,151	$16,433	$14,392	$15,089
Sep-2020	$13,388	$18,898	$13,342	$13,889
Sep-2021	$18,076	$24,921	$18,998	$20,110
Sep-2022	$15,603	$20,528	$16,423	$18,071
Sep-2023	$17,948	$24,729	$18,237	$20,148
Sep-2024	$22,327	$33,432	$23,528	$26,237

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Mid Cap Relative Value Fund - I	24.40%	9.55%	8.36%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell Midcap® Value Index	29.01%	10.33%	8.93%
Bloomberg US Mid Cap Value Index	30.22%	11.70%	10.13%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell Midcap® Value Indexmeasures the performance of the midcap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true midcap value market..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Mid Cap Relative Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (STRGX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$40,518,290
  Number of Portfolio Holdings46
  Advisory Fee $256,540
  Portfolio Turnover9%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Communication Services	2.2%
Consumer Discretionary	3.3%
Utilities	5.2%
Energy	5.7%
Health Care	7.7%
Consumer Staples	8.3%
Materials	9.2%
Real Estate	9.7%
Information Technology	10.2%
Financials	17.2%
Industrials	19.9%
Other Assets in Excess of Liabilities	-%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STRGX

Sterling Capital Mid Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (OVEAX)

This annual shareholder report contains important information about Sterling Capital Mid Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its primary benchmark, the Bloomberg Mid Cap Value, and its broad-based benchmark, the Russell 3000® Index. U.S. equities generally performed well during the 12-month period under review. Larger and more growth-oriented companies performed particularly well, as investor excitement about the commercialization of artificial intelligence drove outsized returns for the stocks of mega-cap technology companies. The anticipation of lower interest rates, which became a reality in September 2024, also benefited the Fund on an absolute basis.

The Fund’s under performance relative to its benchmark over the 12-month period was largely due to an underweight position in the Industrials sector, as well as stock selection within that sector. An overweight position in the Communications Services sector also contributed to the Fund’s weak relative performance.

Strong stock selection in the Consumer Discretionary, Consumer Staples, and Real Estate sectors offset some of the Fund’s under performance.

How did the Fund perform in the past 10 years?

For the past 10 years, the Fund underperformed its benchmark despite strong absolute returns driven by significant overall stock market gains. The under performance was due to above-benchmark exposure to smaller companies with value characteristics, factors that were out of favor with investors. Stock selection within the Communications Services and Industrials sectors also hurt relative the Fund’s relative returns, while stock selection within the Health Care and Consumer Discretionary sectors helped offset some of this under performance.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.15%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Mid Value Fund - A	Russell 3000® Total Return Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2014	$9,425	$10,000	$10,000	$10,000
Sep-2015	$9,360	$9,951	$9,793	$9,854
Sep-2016	$10,583	$11,440	$11,484	$11,566
Sep-2017	$12,215	$13,579	$13,019	$13,510
Sep-2018	$13,013	$15,967	$14,165	$14,882
Sep-2019	$12,649	$16,433	$14,392	$15,089
Sep-2020	$11,920	$18,898	$13,342	$13,889
Sep-2021	$17,084	$24,921	$18,998	$20,110
Sep-2022	$14,097	$20,528	$16,423	$18,071
Sep-2023	$15,994	$24,729	$18,237	$20,148
Sep-2024	$19,176	$33,432	$23,528	$26,237

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Mid Value Fund - A
Without Load	19.90%	8.68%	7.36%
With Load	13.02%	7.40%	6.73%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell Midcap® Value Index	29.01%	10.33%	8.93%
Bloomberg US Mid Cap Value Index	30.22%	11.70%	10.13%

The Bloomberg U.S. Mid Cap Value Index is a float market-cap-weighted index based on an equal-weighted combination of four factors: earnings yield, valuation, dividend yield, and growth.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Mid Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (OVEAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$48,726,023
  Number of Portfolio Holdings41
  Advisory Fee (net of waivers)$282,731
  Portfolio Turnover39%

SECTOR WEIGHTING (as a % of Net Assets)

Technology	0.6%
Money Market Funds	1.8%
Real Estate	3.7%
Energy	3.8%
Communication Services	4.1%
Utilities	6.2%
Materials	6.3%
Consumer Staples	6.9%
Information Technology	7.3%
Health Care	8.1%
Consumer Discretionary	12.2%
Industrials	13.4%
Financials	25.0%
Other Assets in Excess of Liabilities	0.6%

ASSET WEIGHTING (as a % of Net Assets)

1.8%
98.2%
Common Stocks 98.2%
Money Market Funds 1.8%

Value	Value
Common Stocks	98.2%
Money Market Funds	1.8%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-OVEAX

Sterling Capital Mid Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (OVECX)

This annual shareholder report contains important information about Sterling Capital Mid Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its primary benchmark, the Bloomberg Mid Cap Value, and its broad-based benchmark, the Russell 3000® Index. U.S. equities generally performed well during the 12-month period under review. Larger and more growth-oriented companies performed particularly well, as investor excitement about the commercialization of artificial intelligence drove outsized returns for the stocks of mega-cap technology companies. The anticipation of lower interest rates, which became a reality in September 2024, also benefited the Fund on an absolute basis.

The Fund’s under performance relative to its benchmark over the 12-month period was largely due to an underweight position in the Industrials sector, as well as stock selection within that sector. An overweight position in the Communications Services sector also contributed to the Fund’s weak relative performance.

Strong stock selection in the Consumer Discretionary, Consumer Staples, and Real Estate sectors offset some of the Fund’s under performance.

How did the Fund perform in the past 10 years?

For the past 10 years, the Fund underperformed its benchmark despite strong absolute returns driven by significant overall stock market gains. The under performance was due to above-benchmark exposure to smaller companies with value characteristics, factors that were out of favor with investors. Stock selection within the Communications Services and Industrials sectors also hurt relative the Fund’s relative returns, while stock selection within the Health Care and Consumer Discretionary sectors helped offset some of this under performance.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.90%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Mid Value Fund - C	Russell 3000® Total Return Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$9,857	$9,951	$9,793	$9,854
Sep-2016	$11,062	$11,440	$11,484	$11,566
Sep-2017	$12,674	$13,579	$13,019	$13,510
Sep-2018	$13,399	$15,967	$14,165	$14,882
Sep-2019	$12,927	$16,433	$14,392	$15,089
Sep-2020	$12,092	$18,898	$13,342	$13,889
Sep-2021	$17,204	$24,921	$18,998	$20,110
Sep-2022	$14,096	$20,528	$16,423	$18,071
Sep-2023	$15,868	$24,729	$18,237	$20,148
Sep-2024	$18,876	$33,432	$23,528	$26,237

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Mid Value Fund - C	18.96%	7.87%	6.56%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell Midcap® Value Index	29.01%	10.33%	8.93%
Bloomberg US Mid Cap Value Index	30.22%	11.70%	10.13%

The Bloomberg U.S. Mid Cap Value Index is a float market-cap-weighted index based on an equal-weighted combination of four factors: earnings yield, valuation, dividend yield, and growth.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Mid Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (OVECX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$48,726,023
  Number of Portfolio Holdings41
  Advisory Fee (net of waivers)$282,731
  Portfolio Turnover39%

SECTOR WEIGHTING (as a % of Net Assets)

Technology	0.6%
Money Market Funds	1.8%
Real Estate	3.7%
Energy	3.8%
Communication Services	4.1%
Utilities	6.2%
Materials	6.3%
Consumer Staples	6.9%
Information Technology	7.3%
Health Care	8.1%
Consumer Discretionary	12.2%
Industrials	13.4%
Financials	25.0%
Other Assets in Excess of Liabilities	0.6%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	98.2%
Money Market Funds	1.8%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-OVECX

Sterling Capital Mid Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRMX)

This annual shareholder report contains important information about Sterling Capital Mid Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its primary benchmark, the Bloomberg Mid Cap Value, and its broad-based benchmark, the Russell 3000® Index. U.S. equities generally performed well during the 12-month period under review. Larger and more growth-oriented companies performed particularly well, as investor excitement about the commercialization of artificial intelligence drove outsized returns for the stocks of mega-cap technology companies. The anticipation of lower interest rates, which became a reality in September 2024, also benefited the Fund on an absolute basis.

The Fund’s under performance relative to its benchmark over the 12-month period was largely due to an underweight position in the Industrials sector, as well as stock selection within that sector. An overweight position in the Communications Services sector also contributed to the Fund’s weak relative performance.

Strong stock selection in the Consumer Discretionary, Consumer Staples, and Real Estate sectors offset some of the Fund’s under performance.

How did the Fund perform in the past 10 years?

For the past 10 years, the Fund underperformed its benchmark despite strong absolute returns driven by significant overall stock market gains. The under performance was due to above-benchmark exposure to smaller companies with value characteristics, factors that were out of favor with investors. Stock selection within the Communications Services and Industrials sectors also hurt relative the Fund’s relative returns, while stock selection within the Health Care and Consumer Discretionary sectors helped offset some of this under performance.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.81%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Mid Value Fund - R6	Russell 3000® Total Return Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2017	$10,000	$10,000	$10,000	$10,000
Sep-2018	$10,693	$11,758	$10,881	$11,015
Sep-2019	$10,431	$12,101	$11,055	$11,168
Sep-2020	$9,851	$13,916	$10,248	$10,280
Sep-2021	$14,171	$18,352	$14,593	$14,885
Sep-2022	$11,736	$15,117	$12,615	$13,376
Sep-2023	$13,363	$18,210	$14,008	$14,913
Sep-2024	$16,066	$24,619	$18,073	$19,420

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Mid Value Fund - R6	20.22%	9.02%	5.67%
Russell 3000® Total Return Index	35.19%	15.26%	12.56%
Russell Midcap® Value Index	29.01%	10.33%	8.04%
Bloomberg US Mid Cap Value Index	30.22%	11.70%	8.85%

The Bloomberg U.S. Mid Cap Value Index is a float market-cap-weighted index based on an equal-weighted combination of four factors: earnings yield, valuation, dividend yield, and growth.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Mid Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRMX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$48,726,023
  Number of Portfolio Holdings41
  Advisory Fee (net of waivers)$282,731
  Portfolio Turnover39%

SECTOR WEIGHTING (as a % of Net Assets)

Technology	0.6%
Money Market Funds	1.8%
Real Estate	3.7%
Energy	3.8%
Communication Services	4.1%
Utilities	6.2%
Materials	6.3%
Consumer Staples	6.9%
Information Technology	7.3%
Health Care	8.1%
Consumer Discretionary	12.2%
Industrials	13.4%
Financials	25.0%
Other Assets in Excess of Liabilities	0.6%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	98.2%
Money Market Funds	1.8%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STRMX

Sterling Capital Mid Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (OVEIX)

This annual shareholder report contains important information about Sterling Capital Mid Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its primary benchmark, the Bloomberg Mid Cap Value, and its broad-based benchmark, the Russell 3000® Index. U.S. equities generally performed well during the 12-month period under review. Larger and more growth-oriented companies performed particularly well, as investor excitement about the commercialization of artificial intelligence drove outsized returns for the stocks of mega-cap technology companies. The anticipation of lower interest rates, which became a reality in September 2024, also benefited the Fund on an absolute basis.

The Fund’s under performance relative to its benchmark over the 12-month period was largely due to an underweight position in the Industrials sector, as well as stock selection within that sector. An overweight position in the Communications Services sector also contributed to the Fund’s weak relative performance.

Strong stock selection in the Consumer Discretionary, Consumer Staples, and Real Estate sectors offset some of the Fund’s under performance.

How did the Fund perform in the past 10 years?

For the past 10 years, the Fund underperformed its benchmark despite strong absolute returns driven by significant overall stock market gains. The under performance was due to above-benchmark exposure to smaller companies with value characteristics, factors that were out of favor with investors. Stock selection within the Communications Services and Industrials sectors also hurt relative the Fund’s relative returns, while stock selection within the Health Care and Consumer Discretionary sectors helped offset some of this under performance.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$99	0.90%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Mid Value Fund - I	Russell 3000® Total Return Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$9,957	$9,951	$9,793	$9,854
Sep-2016	$11,283	$11,440	$11,484	$11,566
Sep-2017	$13,058	$13,579	$13,019	$13,510
Sep-2018	$13,948	$15,967	$14,165	$14,882
Sep-2019	$13,594	$16,433	$14,392	$15,089
Sep-2020	$12,846	$18,898	$13,342	$13,889
Sep-2021	$18,463	$24,921	$18,998	$20,110
Sep-2022	$15,269	$20,528	$16,423	$18,071
Sep-2023	$17,370	$24,729	$18,237	$20,148
Sep-2024	$20,874	$33,432	$23,528	$26,237

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Mid Value Fund - I	20.17%	8.96%	7.64%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell Midcap® Value Index	29.01%	10.33%	8.93%
Bloomberg US Mid Cap Value Index	30.22%	11.70%	10.13%

The Bloomberg U.S. Mid Cap Value Index is a float market-cap-weighted index based on an equal-weighted combination of four factors: earnings yield, valuation, dividend yield, and growth.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Mid Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (OVEIX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$48,726,023
  Number of Portfolio Holdings41
  Advisory Fee (net of waivers)$282,731
  Portfolio Turnover39%

SECTOR WEIGHTING (as a % of Net Assets)

Technology	0.6%
Money Market Funds	1.8%
Real Estate	3.7%
Energy	3.8%
Communication Services	4.1%
Utilities	6.2%
Materials	6.3%
Consumer Staples	6.9%
Information Technology	7.3%
Health Care	8.1%
Consumer Discretionary	12.2%
Industrials	13.4%
Financials	25.0%
Other Assets in Excess of Liabilities	0.6%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	98.2%
Money Market Funds	1.8%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-OVEIX

Sterling Capital North Carolina Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BNCAX)

This annual shareholder report contains important information about Sterling Capital North Carolina Intermediate Tax-Free Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate by 50 basis points in September 2024, the only rate change during the period. As interest rates fell, bond prices rose, boosting the Fund’s returns on an absolute basis.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. This restriction of investment opportunities hurt relative performance during the period as municipal bonds in the state underperformed the benchmark. The Fund’s underweight position in five-year bonds was also a drag on relative performance, as rates dropped lower, and prices rose higher among those bonds.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund underperformed its benchmark. Interest rates fluctuated during the period and ultimately closed higher. However, the Fed’s September 2024 rate cut boosted absolute performance by raising bond prices in the last weeks of the period.

The Fund’s underperformance relative to its benchmark over the 10-year period was largely due to its state-specific focus, as the municipal bonds available to the Fund underperformed the benchmark. Over the last decade credit spreads have compressed as credit fundamentals have improved, resulting in lower-quality credits outperforming sector.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.85%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital North Carolina Intermediate Tax-Free Fund - A	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$9,804	$10,000	$10,000
Sep-2015	$10,027	$10,316	$10,257
Sep-2016	$10,396	$10,892	$10,747
Sep-2017	$10,364	$10,987	$10,860
Sep-2018	$10,254	$11,025	$10,837
Sep-2019	$10,955	$11,968	$11,694
Sep-2020	$11,354	$12,458	$12,158
Sep-2021	$11,352	$12,785	$12,410
Sep-2022	$10,340	$11,315	$11,239
Sep-2023	$10,451	$11,616	$11,544
Sep-2024	$11,196	$12,821	$12,553

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital North Carolina Intermediate Tax-Free Fund - A
Without Load	7.13%	0.44%	1.34%
With Load	4.97%	0.03%	1.14%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital North Carolina Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BNCAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$128,637,524
  Number of Portfolio Holdings82
  Advisory Fee $451,597
  Portfolio Turnover20%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

North Carolina	98.9%
Other Assets in Excess of Liabilities	1.1%

ASSET WEIGHTING (as a % of Net Assets)

0.9%
99.1%
Money Market Funds 0.9%
Municipal Bonds 99.1%

Value	Value
Money Market Funds	0.9%
Municipal Bonds	99.1%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BNCAX

Sterling Capital North Carolina Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BBNCX)

This annual shareholder report contains important information about Sterling Capital North Carolina Intermediate Tax-Free Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate by 50 basis points in September 2024, the only rate change during the period. As interest rates fell, bond prices rose, boosting the Fund’s returns on an absolute basis.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. This restriction of investment opportunities hurt relative performance during the period as municipal bonds in the state underperformed the benchmark. The Fund’s underweight position in five-year bonds was also a drag on relative performance, as rates dropped lower, and prices rose higher among those bonds.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund underperformed its benchmark. Interest rates fluctuated during the period and ultimately closed higher. However, the Fed’s September 2024 rate cut boosted absolute performance by raising bond prices in the last weeks of the period.

The Fund’s underperformance relative to its benchmark over the 10-year period was largely due to its state-specific focus, as the municipal bonds available to the Fund underperformed the benchmark. Over the last decade credit spreads have compressed as credit fundamentals have improved, resulting in lower-quality credits outperforming sector.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.60%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital North Carolina Intermediate Tax-Free Fund - C	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,142	$10,316	$10,257
Sep-2016	$10,438	$10,892	$10,747
Sep-2017	$10,327	$10,987	$10,860
Sep-2018	$10,142	$11,025	$10,837
Sep-2019	$10,755	$11,968	$11,694
Sep-2020	$11,073	$12,458	$12,158
Sep-2021	$10,979	$12,785	$12,410
Sep-2022	$9,923	$11,315	$11,239
Sep-2023	$9,956	$11,616	$11,544
Sep-2024	$10,586	$12,821	$12,553

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital North Carolina Intermediate Tax-Free Fund - C	6.33%	-0.32%	0.57%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital North Carolina Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BBNCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$128,637,524
  Number of Portfolio Holdings82
  Advisory Fee $451,597
  Portfolio Turnover20%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

North Carolina	98.9%
Other Assets in Excess of Liabilities	1.1%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Money Market Funds	0.9%
Municipal Bonds	99.1%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BBNCX

Sterling Capital North Carolina Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBNTX)

This annual shareholder report contains important information about Sterling Capital North Carolina Intermediate Tax-Free Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate by 50 basis points in September 2024, the only rate change during the period. As interest rates fell, bond prices rose, boosting the Fund’s returns on an absolute basis.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. This restriction of investment opportunities hurt relative performance during the period as municipal bonds in the state underperformed the benchmark. The Fund’s underweight position in five-year bonds was also a drag on relative performance, as rates dropped lower, and prices rose higher among those bonds.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund underperformed its benchmark. Interest rates fluctuated during the period and ultimately closed higher. However, the Fed’s September 2024 rate cut boosted absolute performance by raising bond prices in the last weeks of the period.

The Fund’s underperformance relative to its benchmark over the 10-year period was largely due to its state-specific focus, as the municipal bonds available to the Fund underperformed the benchmark. Over the last decade credit spreads have compressed as credit fundamentals have improved, resulting in lower-quality credits outperforming sector.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$62	0.60%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital North Carolina Intermediate Tax-Free Fund - I	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,253	$10,316	$10,257
Sep-2016	$10,657	$10,892	$10,747
Sep-2017	$10,651	$10,987	$10,860
Sep-2018	$10,565	$11,025	$10,837
Sep-2019	$11,315	$11,968	$11,694
Sep-2020	$11,756	$12,458	$12,158
Sep-2021	$11,784	$12,785	$12,410
Sep-2022	$10,748	$11,315	$11,239
Sep-2023	$10,903	$11,616	$11,544
Sep-2024	$11,709	$12,821	$12,553

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital North Carolina Intermediate Tax-Free Fund - I	7.39%	0.69%	1.59%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital North Carolina Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBNTX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$128,637,524
  Number of Portfolio Holdings82
  Advisory Fee $451,597
  Portfolio Turnover20%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

North Carolina	98.9%
Other Assets in Excess of Liabilities	1.1%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Money Market Funds	0.9%
Municipal Bonds	99.1%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BBNTX

Sterling Capital Quality Income Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (SCSSX)

This annual shareholder report contains important information about Sterling Capital Quality Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed both its primary benchmark, the Bloomberg U.S. MBS Index, and its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. The Federal Reserve (the Fed) cut the fed funds rate by 50 basis points in September 2024, the only rate change during the period. The drop in interest rates raised prices across all sectors, which boosted absolute returns.

The Fund’s selection of agency passthrough securities outperformed the sector, contributing positively to relative returns. The Fund’s overweight exposure to non-agency commercial mortgage-backed securities (CMBS) also helped returns, as the sector performed well during the period. The Fund’s shorter average duration offset some of this outperformance, as shorter-duration securities benefit less from falling interest rates. The Fund’s overweight position in agency-backed securities (ABS) also hurt relative returns, as that sector underperformed the benchmark.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund outperformed both benchmarks. The fed funds rate remained historically low until late in the period, when it rose to its highest level in more than a decade. These rate changes hurt the absolute performance of fixed-income securities.

The Fund’s shorter average duration helped it outperform its primary benchmark, as shorter-duration securities benefited from rising rates earlier than longer-duration securities. The Fund’s overweight exposure to non-agency securitized sectors helped relative returns, as those sectors generally outperformed agency MBS during the period. Security selection within MBS also contributed, as the Fund’s coupon exposure outperformed the sector as a whole.

The Fund outperformed its broader benchmark in the past 10 years largely due to its shorter average duration and overweight exposure to non-agency securitized sectors. The Fund’s security selection within agency passthroughs also contributed, as the Fund’s exposure outperformed the sector during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.82%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Quality Income Fund - A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Sep-2014	$9,802	$10,000	$10,000
Sep-2015	$10,134	$10,294	$10,343
Sep-2016	$10,499	$10,829	$10,717
Sep-2017	$10,592	$10,836	$10,749
Sep-2018	$10,525	$10,705	$10,650
Sep-2019	$11,380	$11,807	$11,480
Sep-2020	$11,843	$12,632	$11,980
Sep-2021	$11,816	$12,518	$11,929
Sep-2022	$10,525	$10,691	$10,261
Sep-2023	$10,544	$10,760	$10,244
Sep-2024	$11,680	$12,004	$11,505

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Quality Income Fund - A
Without Load	10.77%	0.52%	1.77%
With Load	8.62%	0.11%	1.56%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Mortgage Backed Securities Index	12.32%	0.04%	1.41%

The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). It is formed by grouping the universe of individual fixed rate MBS pools into generic aggregates.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Quality Income Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (SCSSX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$87,899,672
  Number of Portfolio Holdings214
  Advisory Fee (net of waivers)$266,545
  Portfolio Turnover25%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.3%
U.S. Government Agencies	0.5%
Money Market Funds	3.0%
U.S. Treasury Bonds & Notes	3.9%
Asset Backed Securities	11.7%
Commercial Mortgage-Backed Securities	16.3%
Collateralized Mortgage Obligations	25.1%
Mortgage-Backed Securities	39.0%
Other Assets in Excess of Liabilities	0.2%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Asset Backed Securities	11.7%
Collateralized Mortgage Obligations	25.2%
Commercial Mortgage-Backed Securities	16.3%
Corporate Bonds	0.3%
Money Market Funds	3.0%
Mortgage-Backed Securities	39.1%
U.S. Government Agencies	0.5%
U.S. Treasury Bonds & Notes	3.9%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-SCSSX

Sterling Capital Quality Income Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (SCSTX)

This annual shareholder report contains important information about Sterling Capital Quality Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed both its primary benchmark, the Bloomberg U.S. MBS Index, and its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. The Federal Reserve (the Fed) cut the fed funds rate by 50 basis points in September 2024, the only rate change during the period. The drop in interest rates raised prices across all sectors, which boosted absolute returns.

The Fund’s selection of agency passthrough securities outperformed the sector, contributing positively to relative returns. The Fund’s overweight exposure to non-agency commercial mortgage-backed securities (CMBS) also helped returns, as the sector performed well during the period. The Fund’s shorter average duration offset some of this outperformance, as shorter-duration securities benefit less from falling interest rates. The Fund’s overweight position in agency-backed securities (ABS) also hurt relative returns, as that sector underperformed the benchmark.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund outperformed both benchmarks. The fed funds rate remained historically low until late in the period, when it rose to its highest level in more than a decade. These rate changes hurt the absolute performance of fixed-income securities.

The Fund’s shorter average duration helped it outperform its primary benchmark, as shorter-duration securities benefited from rising rates earlier than longer-duration securities. The Fund’s overweight exposure to non-agency securitized sectors helped relative returns, as those sectors generally outperformed agency MBS during the period. Security selection within MBS also contributed, as the Fund’s coupon exposure outperformed the sector as a whole.

The Fund outperformed its broader benchmark in the past 10 years largely due to its shorter average duration and overweight exposure to non-agency securitized sectors. The Fund’s security selection within agency passthroughs also contributed, as the Fund’s exposure outperformed the sector during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.49%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Quality Income Fund - C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,262	$10,294	$10,343
Sep-2016	$10,552	$10,829	$10,717
Sep-2017	$10,565	$10,836	$10,749
Sep-2018	$10,430	$10,705	$10,650
Sep-2019	$11,182	$11,807	$11,480
Sep-2020	$11,556	$12,632	$11,980
Sep-2021	$11,449	$12,518	$11,929
Sep-2022	$10,138	$10,691	$10,261
Sep-2023	$10,085	$10,760	$10,244
Sep-2024	$11,098	$12,004	$11,505

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Quality Income Fund - C	10.04%	-0.15%	1.05%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Mortgage Backed Securities Index	12.32%	0.04%	1.41%

The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). It is formed by grouping the universe of individual fixed rate MBS pools into generic aggregates.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Quality Income Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (SCSTX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$87,899,672
  Number of Portfolio Holdings214
  Advisory Fee (net of waivers)$266,545
  Portfolio Turnover25%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.3%
U.S. Government Agencies	0.5%
Money Market Funds	3.0%
U.S. Treasury Bonds & Notes	3.9%
Asset Backed Securities	11.7%
Commercial Mortgage-Backed Securities	16.3%
Collateralized Mortgage Obligations	25.1%
Mortgage-Backed Securities	39.0%
Other Assets in Excess of Liabilities	0.2%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Asset Backed Securities	11.7%
Collateralized Mortgage Obligations	25.2%
Commercial Mortgage-Backed Securities	16.3%
Corporate Bonds	0.3%
Money Market Funds	3.0%
Mortgage-Backed Securities	39.1%
U.S. Government Agencies	0.5%
U.S. Treasury Bonds & Notes	3.9%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-SCSTX

Sterling Capital Quality Income Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (SCSPX)

This annual shareholder report contains important information about Sterling Capital Quality Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed both its primary benchmark, the Bloomberg U.S. MBS Index, and its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. The Federal Reserve (the Fed) cut the fed funds rate by 50 basis points in September 2024, the only rate change during the period. The drop in interest rates raised prices across all sectors, which boosted absolute returns.

The Fund’s selection of agency passthrough securities outperformed the sector, contributing positively to relative returns. The Fund’s overweight exposure to non-agency commercial mortgage-backed securities (CMBS) also helped returns, as the sector performed well during the period. The Fund’s shorter average duration offset some of this outperformance, as shorter-duration securities benefit less from falling interest rates. The Fund’s overweight position in agency-backed securities (ABS) also hurt relative returns, as that sector underperformed the benchmark.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund outperformed both benchmarks. The fed funds rate remained historically low until late in the period, when it rose to its highest level in more than a decade. These rate changes hurt the absolute performance of fixed-income securities.

The Fund’s shorter average duration helped it outperform its primary benchmark, as shorter-duration securities benefited from rising rates earlier than longer-duration securities. The Fund’s overweight exposure to non-agency securitized sectors helped relative returns, as those sectors generally outperformed agency MBS during the period. Security selection within MBS also contributed, as the Fund’s coupon exposure outperformed the sector as a whole.

The Fund outperformed its broader benchmark in the past 10 years largely due to its shorter average duration and overweight exposure to non-agency securitized sectors. The Fund’s security selection within agency passthroughs also contributed, as the Fund’s exposure outperformed the sector during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$60	0.57%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Quality Income Fund - I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,354	$10,294	$10,343
Sep-2016	$10,754	$10,829	$10,717
Sep-2017	$10,886	$10,836	$10,749
Sep-2018	$10,855	$10,705	$10,650
Sep-2019	$11,754	$11,807	$11,480
Sep-2020	$12,262	$12,632	$11,980
Sep-2021	$12,265	$12,518	$11,929
Sep-2022	$10,953	$10,691	$10,261
Sep-2023	$11,001	$10,760	$10,244
Sep-2024	$12,216	$12,004	$11,505

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Quality Income Fund - I	11.04%	0.77%	2.02%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Mortgage Backed Securities Index	12.32%	0.04%	1.41%

The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). It is formed by grouping the universe of individual fixed rate MBS pools into generic aggregates.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Quality Income Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (SCSPX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$87,899,672
  Number of Portfolio Holdings214
  Advisory Fee (net of waivers)$266,545
  Portfolio Turnover25%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.3%
U.S. Government Agencies	0.5%
Money Market Funds	3.0%
U.S. Treasury Bonds & Notes	3.9%
Asset Backed Securities	11.7%
Commercial Mortgage-Backed Securities	16.3%
Collateralized Mortgage Obligations	25.1%
Mortgage-Backed Securities	39.0%
Other Assets in Excess of Liabilities	0.2%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Asset Backed Securities	11.7%
Collateralized Mortgage Obligations	25.2%
Commercial Mortgage-Backed Securities	16.3%
Corporate Bonds	0.3%
Money Market Funds	3.0%
Mortgage-Backed Securities	39.1%
U.S. Government Agencies	0.5%
U.S. Treasury Bonds & Notes	3.9%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-SCSPX

Sterling Capital Real Estate Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (STMMX)

This annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its benchmark, the Russell 3000® Index, and its secondary benchmark, the Bloomberg US 3000 REIT Index. REITs in the Health Care subsector helped drive the Fund’s returns on an absolute basis. The Fund’s Industrials holdings dragged on absolute returns as high supply and low demand for warehouse space weighed on that subsector.

The Fund’s underperformance relative to its primary benchmark was due to the outperformance of non-real estate benchmark holdings relative to real estate, namely in the Information Technology and Communication Services sectors. The Fund’s underperformance relative to its secondary benchmark was driven by stock selection and a below-benchmark allocation to the Specialty REIT subsector, as well as stock selection within the Retail REIT subsector.

The Fund’s returns relative to its primary benchmark benefited from the relative outperformance of the Real Estate sector to the benchmark’s Energy, Health Care, and Materials holdings. Stock selection within the Health Care REIT subsector and a below-benchmark allocation to Timber REITs added to performance relative to the Fund’s secondary benchmark.

How did the Fund perform over the past 10 years?

The Fund underperformed both of its benchmarks over the past 10 years. Absolute performance was driven by holdings within the Data Center and Self-Storage sectors, which saw higher demand for space and higher cash inflows over the past decade. Rising interest rates weighed on the Fund’s absolute returns as the price of REIT stocks tend to move in the opposite direction from interest rates.

The Fund’s underperformance relative to its primary benchmark was due to the relative underperformance of the Real Estate sector to non-real estate holdings in the benchmark, including the Information Technology sector. Stock selection and a below-benchmark allocation within the Infrastructure subsector weighed on the Fund’s performance relative to its secondary benchmark. Stock selection within the Health Care and Lodging subsectors helped on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.11%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Real Estate Fund - A	Russell 3000® Total Return Index	Bloomberg US 3000 REIT Index	S&P 500® Index
Sep-2015	$9,425	$10,000	$10,000	$10,000
Sep-2016	$11,297	$11,496	$12,086	$11,543
Sep-2017	$11,400	$13,647	$12,411	$13,691
Sep-2018	$12,103	$16,046	$12,973	$16,143
Sep-2019	$14,373	$16,514	$15,666	$16,830
Sep-2020	$13,176	$18,992	$13,807	$19,380
Sep-2021	$17,139	$25,045	$18,183	$25,194
Sep-2022	$13,952	$20,630	$15,173	$21,296
Sep-2023	$14,049	$24,852	$14,918	$25,900
Sep-2024	$18,658	$33,598	$20,104	$35,315

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Real Estate Fund - A
Without Load	32.80%	5.36%	7.65%
With Load	25.18%	4.12%	6.94%
Russell 3000® Total Return Index	35.19%	15.26%	13.96%
Bloomberg US 3000 REIT Index	34.76%	5.12%	7.91%
S&P 500® Index	36.35%	15.98%	14.55%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Bloomberg U.S. REIT Index is a float market-capitalization-weighted index that provides exposure to companies classified as per the Bloomberg Industry Classification System (BICS) with a level 3 sub-industry of REIT.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Real Estate Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (STMMX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$75,753,812
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$389,422
  Portfolio Turnover5%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.8%
Real Estate	99.0%
Other Assets in Excess of Liabilities	0.2%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STMMX

Sterling Capital Real Estate Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (STMOX)

This annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its benchmark, the Russell 3000® Index, and its secondary benchmark, the Bloomberg US 3000 REIT Index. REITs in the Health Care subsector helped drive the Fund’s returns on an absolute basis. The Fund’s Industrials holdings dragged on absolute returns as high supply and low demand for warehouse space weighed on that subsector.

The Fund’s underperformance relative to its primary benchmark was due to the outperformance of non-real estate benchmark holdings relative to real estate, namely in the Information Technology and Communication Services sectors. The Fund’s underperformance relative to its secondary benchmark was driven by stock selection and a below-benchmark allocation to the Specialty REIT subsector, as well as stock selection within the Retail REIT subsector.

The Fund’s returns relative to its primary benchmark benefited from the relative outperformance of the Real Estate sector to the benchmark’s Energy, Health Care, and Materials holdings. Stock selection within the Health Care REIT subsector and a below-benchmark allocation to Timber REITs added to performance relative to the Fund’s secondary benchmark.

How did the Fund perform over the past 10 years?

The Fund underperformed both of its benchmarks over the past 10 years. Absolute performance was driven by holdings within the Data Center and Self-Storage sectors, which saw higher demand for space and higher cash inflows over the past decade. Rising interest rates weighed on the Fund’s absolute returns as the price of REIT stocks tend to move in the opposite direction from interest rates.

The Fund’s underperformance relative to its primary benchmark was due to the relative underperformance of the Real Estate sector to non-real estate holdings in the benchmark, including the Information Technology sector. Stock selection and a below-benchmark allocation within the Infrastructure subsector weighed on the Fund’s performance relative to its secondary benchmark. Stock selection within the Health Care and Lodging subsectors helped on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	1.86%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Real Estate Fund - C	Russell 3000® Total Return Index	Bloomberg US 3000 REIT Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,911	$11,496	$12,086	$11,543
Sep-2017	$11,931	$13,647	$12,411	$13,691
Sep-2018	$12,573	$16,046	$12,973	$16,143
Sep-2019	$14,821	$16,514	$15,666	$16,830
Sep-2020	$13,484	$18,992	$13,807	$19,380
Sep-2021	$17,415	$25,045	$18,183	$25,194
Sep-2022	$14,073	$20,630	$15,173	$21,296
Sep-2023	$14,064	$24,852	$14,918	$25,900
Sep-2024	$18,538	$33,598	$20,104	$35,315

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Real Estate Fund - C	31.81%	4.58%	6.86%
Russell 3000® Total Return Index	35.19%	15.26%	13.96%
Bloomberg US 3000 REIT Index	34.76%	5.12%	7.91%
S&P 500® Index	36.35%	15.98%	14.55%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Bloomberg U.S. REIT Index is a float market-capitalization-weighted index that provides exposure to companies classified as per the Bloomberg Industry Classification System (BICS) with a level 3 sub-industry of REIT.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Real Estate Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (STMOX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$75,753,812
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$389,422
  Portfolio Turnover5%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.8%
Real Estate	99.0%
Other Assets in Excess of Liabilities	0.2%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STMOX

Sterling Capital Real Estate Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (SCREX)

This annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its benchmark, the Russell 3000® Index, and its secondary benchmark, the Bloomberg US 3000 REIT Index. REITs in the Health Care subsector helped drive the Fund’s returns on an absolute basis. The Fund’s Industrials holdings dragged on absolute returns as high supply and low demand for warehouse space weighed on that subsector.

The Fund’s underperformance relative to its primary benchmark was due to the outperformance of non-real estate benchmark holdings relative to real estate, namely in the Information Technology and Communication Services sectors. The Fund’s underperformance relative to its secondary benchmark was driven by stock selection and a below-benchmark allocation to the Specialty REIT subsector, as well as stock selection within the Retail REIT subsector.

The Fund’s returns relative to its primary benchmark benefited from the relative outperformance of the Real Estate sector to the benchmark’s Energy, Health Care, and Materials holdings. Stock selection within the Health Care REIT subsector and a below-benchmark allocation to Timber REITs added to performance relative to the Fund’s secondary benchmark.

How did the Fund perform over the past 10 years?

The Fund underperformed both of its benchmarks over the past 10 years. Absolute performance was driven by holdings within the Data Center and Self-Storage sectors, which saw higher demand for space and higher cash inflows over the past decade. Rising interest rates weighed on the Fund’s absolute returns as the price of REIT stocks tend to move in the opposite direction from interest rates.

The Fund’s underperformance relative to its primary benchmark was due to the relative underperformance of the Real Estate sector to non-real estate holdings in the benchmark, including the Information Technology sector. Stock selection and a below-benchmark allocation within the Infrastructure subsector weighed on the Fund’s performance relative to its secondary benchmark. Stock selection within the Health Care and Lodging subsectors helped on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$92	0.79%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Real Estate Fund - R6	Russell 3000® Total Return Index	Bloomberg US 3000 REIT Index	S&P 500® Index
Sep-2019	$10,000	$10,000	$10,000	$10,000
Sep-2020	$9,199	$11,500	$8,813	$11,515
Sep-2021	$12,020	$15,166	$11,607	$14,970
Sep-2022	$9,820	$12,493	$9,686	$12,654
Sep-2023	$9,919	$15,049	$9,523	$15,389
Sep-2024	$13,217	$20,345	$12,833	$20,983

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception (January 31, 2020)
Sterling Capital Real Estate Fund - R6	33.25%	5.84%
Russell 3000® Total Return Index	35.19%	14.32%
Bloomberg US 3000 REIT Index	34.76%	5.17%
S&P 500® Index	36.35%	15.06%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Bloomberg U.S. REIT Index is a float market-capitalization-weighted index that provides exposure to companies classified as per the Bloomberg Industry Classification System (BICS) with a level 3 sub-industry of REIT.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Real Estate Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (SCREX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$75,753,812
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$389,422
  Portfolio Turnover5%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.8%
Real Estate	99.0%
Other Assets in Excess of Liabilities	0.2%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-SCREX

Sterling Capital Real Estate Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (STMDX)

This annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its benchmark, the Russell 3000® Index, and its secondary benchmark, the Bloomberg US 3000 REIT Index. REITs in the Health Care subsector helped drive the Fund’s returns on an absolute basis. The Fund’s Industrials holdings dragged on absolute returns as high supply and low demand for warehouse space weighed on that subsector.

The Fund’s underperformance relative to its primary benchmark was due to the outperformance of non-real estate benchmark holdings relative to real estate, namely in the Information Technology and Communication Services sectors. The Fund’s underperformance relative to its secondary benchmark was driven by stock selection and a below-benchmark allocation to the Specialty REIT subsector, as well as stock selection within the Retail REIT subsector.

The Fund’s returns relative to its primary benchmark benefited from the relative outperformance of the Real Estate sector to the benchmark’s Energy, Health Care, and Materials holdings. Stock selection within the Health Care REIT subsector and a below-benchmark allocation to Timber REITs added to performance relative to the Fund’s secondary benchmark.

How did the Fund perform over the past 10 years?

The Fund underperformed both of its benchmarks over the past 10 years. Absolute performance was driven by holdings within the Data Center and Self-Storage sectors, which saw higher demand for space and higher cash inflows over the past decade. Rising interest rates weighed on the Fund’s absolute returns as the price of REIT stocks tend to move in the opposite direction from interest rates.

The Fund’s underperformance relative to its primary benchmark was due to the relative underperformance of the Real Estate sector to non-real estate holdings in the benchmark, including the Information Technology sector. Stock selection and a below-benchmark allocation within the Infrastructure subsector weighed on the Fund’s performance relative to its secondary benchmark. Stock selection within the Health Care and Lodging subsectors helped on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$100	0.86%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Real Estate Fund - I	Russell 3000® Total Return Index	Bloomberg US 3000 REIT Index	S&P 500® Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$10,775	$9,951	$10,861	$9,939
Sep-2016	$12,944	$11,440	$13,127	$11,472
Sep-2017	$13,093	$13,579	$13,481	$13,607
Sep-2018	$13,934	$15,967	$14,091	$16,044
Sep-2019	$16,589	$16,433	$17,015	$16,727
Sep-2020	$15,248	$18,898	$14,996	$19,260
Sep-2021	$19,883	$24,921	$19,750	$25,040
Sep-2022	$16,227	$20,528	$16,480	$21,165
Sep-2023	$16,381	$24,729	$16,203	$25,741
Sep-2024	$21,811	$33,432	$21,836	$35,098

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Real Estate Fund - I	33.15%	5.63%	8.11%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Bloomberg US 3000 REIT Index	34.76%	5.12%	8.12%
S&P 500® Index	36.35%	15.98%	13.38%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Bloomberg U.S. REIT Index is a float market-capitalization-weighted index that provides exposure to companies classified as per the Bloomberg Industry Classification System (BICS) with a level 3 sub-industry of REIT.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Real Estate Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (STMDX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$75,753,812
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$389,422
  Portfolio Turnover5%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.8%
Real Estate	99.0%
Other Assets in Excess of Liabilities	0.2%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STMDX

Sterling Capital Short Duration Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BSGAX)

This annual shareholder report contains important information about Sterling Capital Short Duration Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its targeted benchmark, the ICE BofA 1-3 Year U.S. Corporate/Government Bond Index, and underperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. Late in 2023, the Federal Reserve signaled it had likely reached the end of its rate hike cycle, which caused interest rates to fall and bond prices to rise. Continued strong economic growth and investor preference for higher-yielding securities led to elevated demand for non-government bond assets during the period. This trend caused the spread between U.S. Treasuries and riskier asset classes to compress, which helped boost returns on those riskier asset classes.

The Fund’s off-benchmark position in non-government assets, particularly commercial mortgage-backed securities (CMBS), corporate bonds and asset-backed securities (ABS), boosted its performance relative to its targeted benchmark. CMBS fundamentals, in particular, benefited from the drop in interest rates during the 12-month period.

The Fund’s underperformance relative to its broad-based benchmark was driven by its above-benchmark position to bonds maturing in less than three years, which underperformed longer maturity bonds due to the move lower in yields.

How did the Fund perform over the past 10 years?

The Fund outperformed both its primary and broad-based benchmarks over the past 10 years. In general, fixed income returns during this period were hurt by higher interest rates, particularly the dramatic rise in rates in the years following the global pandemic.

The Fund’s positive performance relative to its targeted benchmark over the past 10 years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation and security selection. The Fund’s strong performance relative to its broad-based benchmark during this period was largely due to its focus on shorter-duration bonds, which outperformed longer-duration bonds favored by this benchmark over the past 10 years.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.76%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Short Duration Bond Fund - A	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Sep-2014	$9,795	$10,000	$10,000
Sep-2015	$9,850	$10,294	$10,116
Sep-2016	$10,045	$10,829	$10,249
Sep-2017	$10,148	$10,836	$10,316
Sep-2018	$10,204	$10,705	$10,345
Sep-2019	$10,642	$11,807	$10,826
Sep-2020	$11,052	$12,632	$11,230
Sep-2021	$11,155	$12,518	$11,269
Sep-2022	$10,595	$10,691	$10,690
Sep-2023	$10,978	$10,760	$10,999
Sep-2024	$11,854	$12,004	$11,793

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Short Duration Bond Fund - A
Without Load	7.98%	2.18%	1.93%
With Load	5.77%	1.76%	1.72%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	7.22%	1.73%	1.66%

The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s and S&P. All issues have at least one year to three years to maturity and an outstanding par value of at least $300MM. All returns are market value weighted inclusive of accrued interest. The total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Short Duration Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BSGAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$45,633,244
  Number of Portfolio Holdings119
  Advisory Fee (net of waivers)$60,334
  Portfolio Turnover68%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.2%
Municipal Bonds	0.3%
Information Technology	0.5%
Materials	0.7%
Consumer Staples	0.9%
Communications	1.3%
Real Estate	1.4%
Technology	1.7%
Communication Services	1.8%
U.S. Treasury Bonds & Notes	2.2%
Energy	4.0%
Collateralized Mortgage Obligations	4.0%
Consumer Discretionary	4.1%
Utilities	4.7%
Commercial Mortgage-Backed Securities	4.8%
Industrials	6.6%
Asset Backed Securities	25.3%
Financials	34.9%
Other Assets in Excess of Liabilities	0.6%

ASSET WEIGHTING (as a % of Net Assets)

2.2%
0.6%
0.3%
0.2%
25.4%
4.0%
4.8%
62.5%
Asset Backed Securities 25.4%
Collateralized Mortgage Obligations 4.0%
Commercial Mortgage-Backed Securities 4.8%
Corporate Bonds 62.5%
Money Market Funds 0.2%
Municipal Bonds 0.3%
Preferred Stocks 0.6%
U.S. Treasury Bonds & Notes 2.2%

Value	Value
Asset Backed Securities	25.4%
Collateralized Mortgage Obligations	4.0%
Commercial Mortgage-Backed Securities	4.8%
Corporate Bonds	62.5%
Money Market Funds	0.2%
Municipal Bonds	0.3%
Preferred Stocks	0.6%
U.S. Treasury Bonds & Notes	2.2%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BSGAX

Sterling Capital Short Duration Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BBSCX)

This annual shareholder report contains important information about Sterling Capital Short Duration Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its targeted benchmark, the ICE BofA 1-3 Year U.S. Corporate/Government Bond Index, and underperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. Late in 2023, the Federal Reserve signaled it had likely reached the end of its rate hike cycle, which caused interest rates to fall and bond prices to rise. Continued strong economic growth and investor preference for higher-yielding securities led to elevated demand for non-government bond assets during the period. This trend caused the spread between U.S. Treasuries and riskier asset classes to compress, which helped boost returns on those riskier asset classes.

The Fund’s off-benchmark position in non-government assets, particularly commercial mortgage-backed securities (CMBS), corporate bonds and asset-backed securities (ABS), boosted its performance relative to its targeted benchmark. CMBS fundamentals, in particular, benefited from the drop in interest rates during the 12-month period.

The Fund’s underperformance relative to its broad-based benchmark was driven by its above-benchmark position to bonds maturing in less than three years, which underperformed longer maturity bonds due to the move lower in yields.

How did the Fund perform over the past 10 years?

The Fund outperformed both its primary and broad-based benchmarks over the past 10 years. In general, fixed income returns during this period were hurt by higher interest rates, particularly the dramatic rise in rates in the years following the global pandemic.

The Fund’s positive performance relative to its targeted benchmark over the past 10 years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation and security selection. The Fund’s strong performance relative to its broad-based benchmark during this period was largely due to its focus on shorter-duration bonds, which outperformed longer-duration bonds favored by this benchmark over the past 10 years.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.51%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Short Duration Bond Fund - C	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,971	$10,294	$10,116
Sep-2016	$10,093	$10,829	$10,249
Sep-2017	$10,131	$10,836	$10,316
Sep-2018	$10,099	$10,705	$10,345
Sep-2019	$10,454	$11,807	$10,826
Sep-2020	$10,777	$12,632	$11,230
Sep-2021	$10,808	$12,518	$11,269
Sep-2022	$10,189	$10,691	$10,690
Sep-2023	$10,478	$10,760	$10,999
Sep-2024	$11,229	$12,004	$11,793

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Short Duration Bond Fund - C	7.17%	1.44%	1.17%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	7.22%	1.73%	1.66%

The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s and S&P. All issues have at least one year to three years to maturity and an outstanding par value of at least $300MM. All returns are market value weighted inclusive of accrued interest. The total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Short Duration Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BBSCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$45,633,244
  Number of Portfolio Holdings119
  Advisory Fee (net of waivers)$60,334
  Portfolio Turnover68%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.2%
Municipal Bonds	0.3%
Information Technology	0.5%
Materials	0.7%
Consumer Staples	0.9%
Communications	1.3%
Real Estate	1.4%
Technology	1.7%
Communication Services	1.8%
U.S. Treasury Bonds & Notes	2.2%
Energy	4.0%
Collateralized Mortgage Obligations	4.0%
Consumer Discretionary	4.1%
Utilities	4.7%
Commercial Mortgage-Backed Securities	4.8%
Industrials	6.6%
Asset Backed Securities	25.3%
Financials	34.9%
Other Assets in Excess of Liabilities	0.6%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Asset Backed Securities	25.4%
Collateralized Mortgage Obligations	4.0%
Commercial Mortgage-Backed Securities	4.8%
Corporate Bonds	62.5%
Money Market Funds	0.2%
Municipal Bonds	0.3%
Preferred Stocks	0.6%
U.S. Treasury Bonds & Notes	2.2%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BBSCX

Sterling Capital Short Duration Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (SHTRX)

This annual shareholder report contains important information about Sterling Capital Short Duration Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its targeted benchmark, the ICE BofA 1-3 Year U.S. Corporate/Government Bond Index, and underperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. Late in 2023, the Federal Reserve signaled it had likely reached the end of its rate hike cycle, which caused interest rates to fall and bond prices to rise. Continued strong economic growth and investor preference for higher-yielding securities led to elevated demand for non-government bond assets during the period. This trend caused the spread between U.S. Treasuries and riskier asset classes to compress, which helped boost returns on those riskier asset classes.

The Fund’s off-benchmark position in non-government assets, particularly commercial mortgage-backed securities (CMBS), corporate bonds and asset-backed securities (ABS), boosted its performance relative to its targeted benchmark. CMBS fundamentals, in particular, benefited from the drop in interest rates during the 12-month period.

The Fund’s underperformance relative to its broad-based benchmark was driven by its above-benchmark position to bonds maturing in less than three years, which underperformed longer maturity bonds due to the move lower in yields.

How did the Fund perform over the past 10 years?

The Fund outperformed both its primary and broad-based benchmarks over the past 10 years. In general, fixed income returns during this period were hurt by higher interest rates, particularly the dramatic rise in rates in the years following the global pandemic.

The Fund’s positive performance relative to its targeted benchmark over the past 10 years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation and security selection. The Fund’s strong performance relative to its broad-based benchmark during this period was largely due to its focus on shorter-duration bonds, which outperformed longer-duration bonds favored by this benchmark over the past 10 years.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.41%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Short Duration Bond Fund - R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Sep-2020	$10,000	$10,000	$10,000
Sep-2021	$10,120	$9,910	$10,035
Sep-2022	$9,645	$8,464	$9,519
Sep-2023	$10,040	$8,518	$9,794
Sep-2024	$10,865	$9,504	$10,501

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception (January 29, 2021)
Sterling Capital Short Duration Bond Fund - R6	8.22%	2.08%
Bloomberg U.S. Aggregate Bond Index	11.57%	-1.36%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	7.22%	1.27%

The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s and S&P. All issues have at least one year to three years to maturity and an outstanding par value of at least $300MM. All returns are market value weighted inclusive of accrued interest. The total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Short Duration Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (SHTRX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$45,633,244
  Number of Portfolio Holdings119
  Advisory Fee (net of waivers)$60,334
  Portfolio Turnover68%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.2%
Municipal Bonds	0.3%
Information Technology	0.5%
Materials	0.7%
Consumer Staples	0.9%
Communications	1.3%
Real Estate	1.4%
Technology	1.7%
Communication Services	1.8%
U.S. Treasury Bonds & Notes	2.2%
Energy	4.0%
Collateralized Mortgage Obligations	4.0%
Consumer Discretionary	4.1%
Utilities	4.7%
Commercial Mortgage-Backed Securities	4.8%
Industrials	6.6%
Asset Backed Securities	25.3%
Financials	34.9%
Other Assets in Excess of Liabilities	0.6%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Asset Backed Securities	25.4%
Collateralized Mortgage Obligations	4.0%
Commercial Mortgage-Backed Securities	4.8%
Corporate Bonds	62.5%
Money Market Funds	0.2%
Municipal Bonds	0.3%
Preferred Stocks	0.6%
U.S. Treasury Bonds & Notes	2.2%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-SHTRX

Sterling Capital Short Duration Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBSGX)

This annual shareholder report contains important information about Sterling Capital Short Duration Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its targeted benchmark, the ICE BofA 1-3 Year U.S. Corporate/Government Bond Index, and underperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. Late in 2023, the Federal Reserve signaled it had likely reached the end of its rate hike cycle, which caused interest rates to fall and bond prices to rise. Continued strong economic growth and investor preference for higher-yielding securities led to elevated demand for non-government bond assets during the period. This trend caused the spread between U.S. Treasuries and riskier asset classes to compress, which helped boost returns on those riskier asset classes.

The Fund’s off-benchmark position in non-government assets, particularly commercial mortgage-backed securities (CMBS), corporate bonds and asset-backed securities (ABS), boosted its performance relative to its targeted benchmark. CMBS fundamentals, in particular, benefited from the drop in interest rates during the 12-month period.

The Fund’s underperformance relative to its broad-based benchmark was driven by its above-benchmark position to bonds maturing in less than three years, which underperformed longer maturity bonds due to the move lower in yields.

How did the Fund perform over the past 10 years?

The Fund outperformed both its primary and broad-based benchmarks over the past 10 years. In general, fixed income returns during this period were hurt by higher interest rates, particularly the dramatic rise in rates in the years following the global pandemic.

The Fund’s positive performance relative to its targeted benchmark over the past 10 years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation and security selection. The Fund’s strong performance relative to its broad-based benchmark during this period was largely due to its focus on shorter-duration bonds, which outperformed longer-duration bonds favored by this benchmark over the past 10 years.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$52	0.50%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Short Duration Bond Fund - I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,082	$10,294	$10,116
Sep-2016	$10,307	$10,829	$10,249
Sep-2017	$10,439	$10,836	$10,316
Sep-2018	$10,522	$10,705	$10,345
Sep-2019	$11,001	$11,807	$10,826
Sep-2020	$11,454	$12,632	$11,230
Sep-2021	$11,590	$12,518	$11,269
Sep-2022	$11,036	$10,691	$10,690
Sep-2023	$11,463	$10,760	$10,999
Sep-2024	$12,407	$12,004	$11,793

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Short Duration Bond Fund - I	8.24%	2.44%	2.18%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	7.22%	1.73%	1.66%

The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s and S&P. All issues have at least one year to three years to maturity and an outstanding par value of at least $300MM. All returns are market value weighted inclusive of accrued interest. The total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Short Duration Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBSGX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$45,633,244
  Number of Portfolio Holdings119
  Advisory Fee (net of waivers)$60,334
  Portfolio Turnover68%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.2%
Municipal Bonds	0.3%
Information Technology	0.5%
Materials	0.7%
Consumer Staples	0.9%
Communications	1.3%
Real Estate	1.4%
Technology	1.7%
Communication Services	1.8%
U.S. Treasury Bonds & Notes	2.2%
Energy	4.0%
Collateralized Mortgage Obligations	4.0%
Consumer Discretionary	4.1%
Utilities	4.7%
Commercial Mortgage-Backed Securities	4.8%
Industrials	6.6%
Asset Backed Securities	25.3%
Financials	34.9%
Other Assets in Excess of Liabilities	0.6%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Asset Backed Securities	25.4%
Collateralized Mortgage Obligations	4.0%
Commercial Mortgage-Backed Securities	4.8%
Corporate Bonds	62.5%
Money Market Funds	0.2%
Municipal Bonds	0.3%
Preferred Stocks	0.6%
U.S. Treasury Bonds & Notes	2.2%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BBSGX

Sterling Capital Small Cap Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (STSNX)

This annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its broad-based benchmark, the Russell 3000® Index, and outperformed its targeted benchmark, the Russell 2000® Value Index. U.S. equities recorded strong gains throughout the year by improving investor optimism around the potential for artificial intelligence and technology spending. Optimism around future cuts in the interest rate by the Federal Reserve also boosted returns on an absolute basis.

The Fund's outperformance relative to its targeted benchmark over the 12-month period was due to stock selection, particularly within the Industrials sector. A below-benchmark allocation to the Energy sector also helped. In contrast, stock selection within the Financials sector weighed on relative results, along with a below-benchmark exposure to the Banks subsector.

The Fund’s underperformance relative to its broad-based benchmark was driven by outsized returns of large-cap stocks held in the benchmark relative to the small-cap stocks held by the Fund, most notably within the Information Technology sector. Stock selection, particularly within the Industrials and Consumer Discretionary sectors, helped offset some of the underperformance.

How did the Fund perform over the past 10 years?

Over the past 10 years, the Fund underperformed its broad-based benchmark but outperformed its targeted benchmark. The Fund’s performance on an absolute basis was driven by a broad-based bull market in U.S. equities, although these gains were somewhat muted as small-cap value stocks generally underperformed their large-cap growth counterparts during the period.

The Fund’s outperformance relative to its targeted benchmark was driven in large part by stock selection, notably within the Health Care, Industrials, and Consumer Staples sectors. Below-benchmark exposures to the Health Care and Energy sectors also helped. The Fund’s underperformance relative to its broad-based benchmark was due to its below-benchmark exposure to large-cap stocks, which outperformed the Fund’s small-cap stocks over the past decade.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.31%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Small Cap Value Fund - A	Russell 3000® Total Return Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2015	$9,425	$10,000	$10,000	$10,000
Sep-2016	$10,997	$11,496	$11,881	$12,002
Sep-2017	$13,244	$13,647	$14,322	$14,230
Sep-2018	$14,265	$16,046	$15,658	$15,549
Sep-2019	$13,583	$16,514	$14,367	$13,536
Sep-2020	$11,842	$18,992	$12,229	$11,927
Sep-2021	$18,050	$25,045	$20,047	$20,545
Sep-2022	$15,497	$20,630	$16,501	$17,037
Sep-2023	$17,829	$24,852	$17,795	$19,231
Sep-2024	$22,912	$33,598	$22,401	$24,380

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Small Cap Value Fund - A
Without Load	28.51%	11.02%	9.89%
With Load	21.13%	9.72%	9.16%
Russell 3000® Total Return Index	35.19%	15.26%	13.96%
Russell 2000® Value Index	25.88%	9.29%	9.02%
Bloomberg US 2000 Value Index	26.77%	12.49%	10.00%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Small Cap Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (STSNX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$197,649,703
  Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$1,772,661
  Portfolio Turnover3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.3%
Communication Services	1.7%
Health Care	2.4%
Materials	3.2%
Energy	3.5%
Utilities	4.6%
Real Estate	6.2%
Consumer Discretionary	7.0%
Consumer Staples	9.4%
Information Technology	14.6%
Financials	20.7%
Industrials	25.4%
Other Assets in Excess of Liabilities	-%

ASSET WEIGHTING (as a % of Net Assets)

1.3%
98.7%
Common Stocks 98.7%
Money Market Funds 1.3%

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STSNX

Sterling Capital Small Cap Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (STSOX)

This annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its broad-based benchmark, the Russell 3000® Index, and outperformed its targeted benchmark, the Russell 2000® Value Index. U.S. equities recorded strong gains throughout the year by improving investor optimism around the potential for artificial intelligence and technology spending. Optimism around future cuts in the interest rate by the Federal Reserve also boosted returns on an absolute basis.

The Fund's outperformance relative to its targeted benchmark over the 12-month period was due to stock selection, particularly within the Industrials sector. A below-benchmark allocation to the Energy sector also helped. In contrast, stock selection within the Financials sector weighed on relative results, along with a below-benchmark exposure to the Banks subsector.

The Fund’s underperformance relative to its broad-based benchmark was driven by outsized returns of large-cap stocks held in the benchmark relative to the small-cap stocks held by the Fund, most notably within the Information Technology sector. Stock selection, particularly within the Industrials and Consumer Discretionary sectors, helped offset some of the underperformance.

How did the Fund perform over the past 10 years?

Over the past 10 years, the Fund underperformed its broad-based benchmark but outperformed its targeted benchmark. The Fund’s performance on an absolute basis was driven by a broad-based bull market in U.S. equities, although these gains were somewhat muted as small-cap value stocks generally underperformed their large-cap growth counterparts during the period.

The Fund’s outperformance relative to its targeted benchmark was driven in large part by stock selection, notably within the Health Care, Industrials, and Consumer Staples sectors. Below-benchmark exposures to the Health Care and Energy sectors also helped. The Fund’s underperformance relative to its broad-based benchmark was due to its below-benchmark exposure to large-cap stocks, which outperformed the Fund’s small-cap stocks over the past decade.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$233	2.05%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Small Cap Value Fund - C	Russell 3000® Total Return Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,592	$11,496	$11,881	$12,002
Sep-2017	$13,858	$13,647	$14,322	$14,230
Sep-2018	$14,815	$16,046	$15,658	$15,549
Sep-2019	$14,001	$16,514	$14,367	$13,536
Sep-2020	$12,118	$18,992	$12,229	$11,927
Sep-2021	$18,332	$25,045	$20,047	$20,545
Sep-2022	$15,620	$20,630	$16,501	$17,037
Sep-2023	$17,835	$24,852	$17,795	$19,231
Sep-2024	$22,750	$33,598	$22,401	$24,380

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Small Cap Value Fund - C	27.56%	10.20%	9.07%
Russell 3000® Total Return Index	35.19%	15.26%	13.96%
Russell 2000® Value Index	25.88%	9.29%	9.02%
Bloomberg US 2000 Value Index	26.77%	12.49%	10.00%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Small Cap Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (STSOX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$197,649,703
  Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$1,772,661
  Portfolio Turnover3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.3%
Communication Services	1.7%
Health Care	2.4%
Materials	3.2%
Energy	3.5%
Utilities	4.6%
Real Estate	6.2%
Consumer Discretionary	7.0%
Consumer Staples	9.4%
Information Technology	14.6%
Financials	20.7%
Industrials	25.4%
Other Assets in Excess of Liabilities	-%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STSOX

Sterling Capital Small Cap Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (SCSIX)

This annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its broad-based benchmark, the Russell 3000® Index, and outperformed its targeted benchmark, the Russell 2000® Value Index. U.S. equities recorded strong gains throughout the year by improving investor optimism around the potential for artificial intelligence and technology spending. Optimism around future cuts in the interest rate by the Federal Reserve also boosted returns on an absolute basis.

The Fund's outperformance relative to its targeted benchmark over the 12-month period was due to stock selection, particularly within the Industrials sector. A below-benchmark allocation to the Energy sector also helped. In contrast, stock selection within the Financials sector weighed on relative results, along with a below-benchmark exposure to the Banks subsector.

The Fund’s underperformance relative to its broad-based benchmark was driven by outsized returns of large-cap stocks held in the benchmark relative to the small-cap stocks held by the Fund, most notably within the Information Technology sector. Stock selection, particularly within the Industrials and Consumer Discretionary sectors, helped offset some of the underperformance.

How did the Fund perform over the past 10 years?

Over the past 10 years, the Fund underperformed its broad-based benchmark but outperformed its targeted benchmark. The Fund’s performance on an absolute basis was driven by a broad-based bull market in U.S. equities, although these gains were somewhat muted as small-cap value stocks generally underperformed their large-cap growth counterparts during the period.

The Fund’s outperformance relative to its targeted benchmark was driven in large part by stock selection, notably within the Health Care, Industrials, and Consumer Staples sectors. Below-benchmark exposures to the Health Care and Energy sectors also helped. The Fund’s underperformance relative to its broad-based benchmark was due to its below-benchmark exposure to large-cap stocks, which outperformed the Fund’s small-cap stocks over the past decade.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$108	0.94%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Small Cap Value Fund - R6	Russell 3000® Total Return Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2019	$10,000	$10,000	$10,000	$10,000
Sep-2020	$8,746	$11,500	$8,512	$8,811
Sep-2021	$13,380	$15,166	$13,953	$15,178
Sep-2022	$11,527	$12,493	$11,485	$12,586
Sep-2023	$13,308	$15,049	$12,386	$14,207
Sep-2024	$17,168	$20,345	$15,591	$18,011

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception (January 31, 2020)
Sterling Capital Small Cap Value Fund - R6	29.00%	11.05%
Russell 3000® Total Return Index	35.19%	14.32%
Russell 2000® Value Index	25.88%	9.37%
Bloomberg US 2000 Value Index	26.77%	12.74%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Small Cap Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (SCSIX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$197,649,703
  Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$1,772,661
  Portfolio Turnover3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.3%
Communication Services	1.7%
Health Care	2.4%
Materials	3.2%
Energy	3.5%
Utilities	4.6%
Real Estate	6.2%
Consumer Discretionary	7.0%
Consumer Staples	9.4%
Information Technology	14.6%
Financials	20.7%
Industrials	25.4%
Other Assets in Excess of Liabilities	-%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-SCSIX

Sterling Capital Small Cap Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (STSCX)

This annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its broad-based benchmark, the Russell 3000® Index, and outperformed its targeted benchmark, the Russell 2000® Value Index. U.S. equities recorded strong gains throughout the year by improving investor optimism around the potential for artificial intelligence and technology spending. Optimism around future cuts in the interest rate by the Federal Reserve also boosted returns on an absolute basis.

The Fund's outperformance relative to its targeted benchmark over the 12-month period was due to stock selection, particularly within the Industrials sector. A below-benchmark allocation to the Energy sector also helped. In contrast, stock selection within the Financials sector weighed on relative results, along with a below-benchmark exposure to the Banks subsector.

The Fund’s underperformance relative to its broad-based benchmark was driven by outsized returns of large-cap stocks held in the benchmark relative to the small-cap stocks held by the Fund, most notably within the Information Technology sector. Stock selection, particularly within the Industrials and Consumer Discretionary sectors, helped offset some of the underperformance.

How did the Fund perform over the past 10 years?

Over the past 10 years, the Fund underperformed its broad-based benchmark but outperformed its targeted benchmark. The Fund’s performance on an absolute basis was driven by a broad-based bull market in U.S. equities, although these gains were somewhat muted as small-cap value stocks generally underperformed their large-cap growth counterparts during the period.

The Fund’s outperformance relative to its targeted benchmark was driven in large part by stock selection, notably within the Health Care, Industrials, and Consumer Staples sectors. Below-benchmark exposures to the Health Care and Energy sectors also helped. The Fund’s underperformance relative to its broad-based benchmark was due to its below-benchmark exposure to large-cap stocks, which outperformed the Fund’s small-cap stocks over the past decade.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$120	1.05%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Small Cap Value Fund - I	Russell 3000® Total Return Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$9,413	$9,951	$9,840	$9,773
Sep-2016	$11,004	$11,440	$11,691	$11,730
Sep-2017	$13,285	$13,579	$14,093	$13,907
Sep-2018	$14,345	$15,967	$15,407	$15,196
Sep-2019	$13,693	$16,433	$14,137	$13,229
Sep-2020	$11,970	$18,898	$12,033	$11,657
Sep-2021	$18,289	$24,921	$19,726	$20,079
Sep-2022	$15,741	$20,528	$16,237	$16,650
Sep-2023	$18,151	$24,729	$17,510	$18,795
Sep-2024	$23,388	$33,432	$22,042	$23,827

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Small Cap Value Fund - I	28.85%	11.30%	8.87%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Value Index	25.88%	9.29%	8.22%
Bloomberg US 2000 Value Index	26.77%	12.49%	9.07%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Small Cap Value Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (STSCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$197,649,703
  Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$1,772,661
  Portfolio Turnover3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.3%
Communication Services	1.7%
Health Care	2.4%
Materials	3.2%
Energy	3.5%
Utilities	4.6%
Real Estate	6.2%
Consumer Discretionary	7.0%
Consumer Staples	9.4%
Information Technology	14.6%
Financials	20.7%
Industrials	25.4%
Other Assets in Excess of Liabilities	-%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STSCX

Sterling Capital South Carolina Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BASCX)

This annual shareholder report contains important information about Sterling Capital South Carolina Intermediate Tax-Free Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate by 50 basis points in September 2024, the only rate change during the period. As interest rates fell, bond prices rose, boosting the Fund’s returns on an absolute basis.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. This restriction of investment opportunities hurt relative performance during the period as municipal bonds in the state underperformed the benchmark. The Fund’s underweight position in five-year bonds was also a drag on relative performance, as rates dropped lower, and prices rose higher among those bonds.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund underperformed its benchmark. Interest rates fluctuated during the period and ultimately closed higher. However, the Fed’s September 2024 rate cut boosted absolute performance by raising bond prices in the last weeks of the period.

The Fund’s underperformance relative to its benchmark over the 10-year period was largely due to its state-specific focus, as the municipal bonds available to the Fund underperformed the benchmark. Over the last decade credit spreads have compressed as credit fundamentals have improved, resulting in lower-quality credits outperforming.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.89%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital South Carolina Intermediate Tax-Free Fund - A	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$9,798	$10,000	$10,000
Sep-2015	$10,004	$10,316	$10,257
Sep-2016	$10,363	$10,892	$10,747
Sep-2017	$10,364	$10,987	$10,860
Sep-2018	$10,245	$11,025	$10,837
Sep-2019	$10,923	$11,968	$11,694
Sep-2020	$11,314	$12,458	$12,158
Sep-2021	$11,411	$12,785	$12,410
Sep-2022	$10,422	$11,315	$11,239
Sep-2023	$10,543	$11,616	$11,544
Sep-2024	$11,290	$12,821	$12,553

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital South Carolina Intermediate Tax-Free Fund - A
Without Load	7.09%	0.66%	1.43%
With Load	4.92%	0.26%	1.22%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital South Carolina Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BASCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$29,441,189
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$104,968
  Portfolio Turnover20%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

South Carolina	99.1%
Other Assets in Excess of Liabilities	0.9%

ASSET WEIGHTING (as a % of Net Assets)

4.0%
96.0%
Money Market Funds 4.0%
Municipal Bonds 96.0%

Value	Value
Money Market Funds	4.0%
Municipal Bonds	96.0%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BASCX

Sterling Capital South Carolina Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BSCCX)

This annual shareholder report contains important information about Sterling Capital South Carolina Intermediate Tax-Free Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate by 50 basis points in September 2024, the only rate change during the period. As interest rates fell, bond prices rose, boosting the Fund’s returns on an absolute basis.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. This restriction of investment opportunities hurt relative performance during the period as municipal bonds in the state underperformed the benchmark. The Fund’s underweight position in five-year bonds was also a drag on relative performance, as rates dropped lower, and prices rose higher among those bonds.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund underperformed its benchmark. Interest rates fluctuated during the period and ultimately closed higher. However, the Fed’s September 2024 rate cut boosted absolute performance by raising bond prices in the last weeks of the period.

The Fund’s underperformance relative to its benchmark over the 10-year period was largely due to its state-specific focus, as the municipal bonds available to the Fund underperformed the benchmark. Over the last decade credit spreads have compressed as credit fundamentals have improved, resulting in lower-quality credits outperforming.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.64%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital South Carolina Intermediate Tax-Free Fund - C	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,135	$10,316	$10,257
Sep-2016	$10,420	$10,892	$10,747
Sep-2017	$10,343	$10,987	$10,860
Sep-2018	$10,138	$11,025	$10,837
Sep-2019	$10,739	$11,968	$11,694
Sep-2020	$11,031	$12,458	$12,158
Sep-2021	$11,042	$12,785	$12,410
Sep-2022	$10,019	$11,315	$11,239
Sep-2023	$10,049	$11,616	$11,544
Sep-2024	$10,691	$12,821	$12,553

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital South Carolina Intermediate Tax-Free Fund - C	6.39%	-0.09%	0.67%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital South Carolina Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BSCCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$29,441,189
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$104,968
  Portfolio Turnover20%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

South Carolina	99.1%
Other Assets in Excess of Liabilities	0.9%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Money Market Funds	4.0%
Municipal Bonds	96.0%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BSCCX

Sterling Capital South Carolina Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BSCIX)

This annual shareholder report contains important information about Sterling Capital South Carolina Intermediate Tax-Free Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate by 50 basis points in September 2024, the only rate change during the period. As interest rates fell, bond prices rose, boosting the Fund’s returns on an absolute basis.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. This restriction of investment opportunities hurt relative performance during the period as municipal bonds in the state underperformed the benchmark. The Fund’s underweight position in five-year bonds was also a drag on relative performance, as rates dropped lower, and prices rose higher among those bonds.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund underperformed its benchmark. Interest rates fluctuated during the period and ultimately closed higher. However, the Fed’s September 2024 rate cut boosted absolute performance by raising bond prices in the last weeks of the period.

The Fund’s underperformance relative to its benchmark over the 10-year period was largely due to its state-specific focus, as the municipal bonds available to the Fund underperformed the benchmark. Over the last decade credit spreads have compressed as credit fundamentals have improved, resulting in lower-quality credits outperforming.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$66	0.64%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital South Carolina Intermediate Tax-Free Fund - I	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,227	$10,316	$10,257
Sep-2016	$10,622	$10,892	$10,747
Sep-2017	$10,658	$10,987	$10,860
Sep-2018	$10,550	$11,025	$10,837
Sep-2019	$11,290	$11,968	$11,694
Sep-2020	$11,715	$12,458	$12,158
Sep-2021	$11,844	$12,785	$12,410
Sep-2022	$10,847	$11,315	$11,239
Sep-2023	$10,999	$11,616	$11,544
Sep-2024	$11,811	$12,821	$12,553

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital South Carolina Intermediate Tax-Free Fund - I	7.38%	0.91%	1.68%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital South Carolina Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BSCIX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$29,441,189
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$104,968
  Portfolio Turnover20%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

South Carolina	99.1%
Other Assets in Excess of Liabilities	0.9%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Money Market Funds	4.0%
Municipal Bonds	96.0%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BSCIX

Sterling Capital Special Opportunities Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BOPAX)

This annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its benchmark, the Russell 3000® Index. U.S. equities recorded strong gains throughout the year on improving investor optimism. Enthusiasm around artificial intelligence (AI) also drove outsized gains in Information Technology, which helped the Fund’s performance on an absolute basis.

The Fund’s under performance relative to its benchmark over the 12-month period was largely due to its underexposure to the benchmark’s most heavily-weighted names, particularly in the Information Technology sector and those related to the field of AI. Stock selection within the Financials and Industrials sectors also weighed on relative results.

The Fund’s above-benchmark investments in some Health Care and Information Technology stocks added to performance on a relative basis, particularly investments in a major health system provider, a generics and brand pharmaceutical company, a laser and fiber optics manufacturer, and a data infrastructure semiconductor company.

How did the Fund perform in the past 10 years?

The Fund underperformed its benchmark over the past ten years. One of the main detractors from the Fund’s performance on an absolute basis was its holdings within the Energy sector, particularly an investment in a multinational energy services company that suffered during the volatile energy landscape of the past decade. The Fund’s investments in a cruise line and an airline also weighed on absolute results given the impact of the pandemic on the travel industry.

The Fund’s relative underperformance over the past decade was driven largely by its below-benchmark exposure to some of its benchmark’s most heavily-weighted investments, particularly within the Information Technology and Communications Services sectors. The Fund’s underexposure to growth stocks also dragged on relative performance. By comparison, the Fund’s stock selection within the Health Care and Communication Services sectors added on a relative basis, most notably investments in market leaders in both the search engine and managed care provider industries.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.16%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Special Opportunities Fund - A	Russell 3000® Total Return Index	Bloomberg US 3000 Index
Sep-2014	$9,426	$10,000	$10,000
Sep-2015	$9,780	$9,951	$9,942
Sep-2016	$10,618	$11,440	$11,442
Sep-2017	$12,314	$13,579	$13,575
Sep-2018	$14,427	$15,967	$15,954
Sep-2019	$14,601	$16,433	$16,425
Sep-2020	$15,410	$18,898	$18,899
Sep-2021	$21,139	$24,921	$25,035
Sep-2022	$17,141	$20,528	$20,509
Sep-2023	$20,220	$24,729	$24,696
Sep-2024	$25,689	$33,432	$33,372

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Special Opportunities Fund - A
Without Load	27.05%	11.96%	10.55%
With Load	19.75%	10.65%	9.89%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Bloomberg US 3000 Index	35.13%	15.23%	12.81%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Special Opportunities Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BOPAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$432,641,379
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers)$2,801,124
  Portfolio Turnover42%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.2%
Real Estate	2.0%
Industrials	2.1%
Energy	3.7%
Consumer Discretionary	4.8%
Materials	4.8%
Financials	10.1%
Communication Services	10.6%
Technology	18.9%
Information Technology	20.8%
Health Care	22.1%
Liabilities in Excess of Other Assets	-0.1%

ASSET WEIGHTING (as a % of Net Assets)

-0.1%
0.2%
2.0%
2.1%
3.7%
4.8%
4.8%
10.1%
10.6%
18.9%
20.8%
22.1%
Money Market Funds 0.2%
Materials 4.8%
Real Estate 2.0%
Financials 10.1%
Industrials 2.1%
Communication Services 10.6%
Energy 3.7%
Technology 18.9%
Consumer Discretionary 4.8%
Information Technology 20.8%

Value	Value
Money Market Funds	0.2%
Real Estate	2.0%
Industrials	2.1%
Energy	3.7%
Consumer Discretionary	4.8%
Materials	4.8%
Financials	10.1%
Communication Services	10.6%
Technology	18.9%
Information Technology	20.8%
Health Care	22.1%
Liabilities in Excess of Other Assets	-0.1%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BOPAX

Sterling Capital Special Opportunities Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BOPCX)

This annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its benchmark, the Russell 3000® Index. U.S. equities recorded strong gains throughout the year on improving investor optimism. Enthusiasm around artificial intelligence (AI) also drove outsized gains in Information Technology, which helped the Fund’s performance on an absolute basis.

The Fund’s under performance relative to its benchmark over the 12-month period was largely due to its underexposure to the benchmark’s most heavily-weighted names, particularly in the Information Technology sector and those related to the field of AI. Stock selection within the Financials and Industrials sectors also weighed on relative results.

The Fund’s above-benchmark investments in some Health Care and Information Technology stocks added to performance on a relative basis, particularly investments in a major health system provider, a generics and brand pharmaceutical company, a laser and fiber optics manufacturer, and a data infrastructure semiconductor company.

How did the Fund perform in the past 10 years?

The Fund underperformed its benchmark over the past ten years. One of the main detractors from the Fund’s performance on an absolute basis was its holdings within the Energy sector, particularly an investment in a multinational energy services company that suffered during the volatile energy landscape of the past decade. The Fund’s investments in a cruise line and an airline also weighed on absolute results given the impact of the pandemic on the travel industry.

The Fund’s relative underperformance over the past decade was driven largely by its below-benchmark exposure to some of its benchmark’s most heavily-weighted investments, particularly within the Information Technology and Communications Services sectors. The Fund’s underexposure to growth stocks also dragged on relative performance. By comparison, the Fund’s stock selection within the Health Care and Communication Services sectors added on a relative basis, most notably investments in market leaders in both the search engine and managed care provider industries.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	1.91%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Special Opportunities Fund - C	Russell 3000® Total Return Index	Bloomberg US 3000 Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,299	$9,951	$9,942
Sep-2016	$11,098	$11,440	$11,442
Sep-2017	$12,772	$13,579	$13,575
Sep-2018	$14,850	$15,967	$15,954
Sep-2019	$14,921	$16,433	$16,425
Sep-2020	$15,627	$18,898	$18,899
Sep-2021	$21,282	$24,921	$25,035
Sep-2022	$17,126	$20,528	$20,509
Sep-2023	$20,049	$24,729	$24,696
Sep-2024	$25,291	$33,432	$33,372

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Special Opportunities Fund - C	26.15%	11.13%	9.72%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Bloomberg US 3000 Index	35.13%	15.23%	12.81%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Special Opportunities Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BOPCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$432,641,379
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers)$2,801,124
  Portfolio Turnover42%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.2%
Real Estate	2.0%
Industrials	2.1%
Energy	3.7%
Consumer Discretionary	4.8%
Materials	4.8%
Financials	10.1%
Communication Services	10.6%
Technology	18.9%
Information Technology	20.8%
Health Care	22.1%
Liabilities in Excess of Other Assets	-0.1%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Money Market Funds	0.2%
Real Estate	2.0%
Industrials	2.1%
Energy	3.7%
Consumer Discretionary	4.8%
Materials	4.8%
Financials	10.1%
Communication Services	10.6%
Technology	18.9%
Information Technology	20.8%
Health Care	22.1%
Liabilities in Excess of Other Assets	-0.1%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BOPCX

Sterling Capital Special Opportunities Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRSX)

This annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its benchmark, the Russell 3000® Index. U.S. equities recorded strong gains throughout the year on improving investor optimism. Enthusiasm around artificial intelligence (AI) also drove outsized gains in Information Technology, which helped the Fund’s performance on an absolute basis.

The Fund’s under performance relative to its benchmark over the 12-month period was largely due to its underexposure to the benchmark’s most heavily-weighted names, particularly in the Information Technology sector and those related to the field of AI. Stock selection within the Financials and Industrials sectors also weighed on relative results.

The Fund’s above-benchmark investments in some Health Care and Information Technology stocks added to performance on a relative basis, particularly investments in a major health system provider, a generics and brand pharmaceutical company, a laser and fiber optics manufacturer, and a data infrastructure semiconductor company.

How did the Fund perform in the past 10 years?

The Fund underperformed its benchmark over the past ten years. One of the main detractors from the Fund’s performance on an absolute basis was its holdings within the Energy sector, particularly an investment in a multinational energy services company that suffered during the volatile energy landscape of the past decade. The Fund’s investments in a cruise line and an airline also weighed on absolute results given the impact of the pandemic on the travel industry.

The Fund’s relative underperformance over the past decade was driven largely by its below-benchmark exposure to some of its benchmark’s most heavily-weighted investments, particularly within the Information Technology and Communications Services sectors. The Fund’s underexposure to growth stocks also dragged on relative performance. By comparison, the Fund’s stock selection within the Health Care and Communication Services sectors added on a relative basis, most notably investments in market leaders in both the search engine and managed care provider industries.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$93	0.82%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Special Opportunities Fund - R6	Russell 3000® Total Return Index	Bloomberg US 3000 Index
Sep-2017	$10,000	$10,000	$10,000
Sep-2018	$11,755	$11,758	$11,752
Sep-2019	$11,935	$12,101	$12,099
Sep-2020	$12,635	$13,916	$13,922
Sep-2021	$17,395	$18,352	$18,442
Sep-2022	$14,149	$15,117	$15,108
Sep-2023	$16,751	$18,210	$18,192
Sep-2024	$21,358	$24,619	$24,583

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Special Opportunities Fund - R6	27.50%	12.34%	10.28%
Russell 3000® Total Return Index	35.19%	15.26%	12.56%
Bloomberg US 3000 Index	35.13%	15.23%	12.53%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Special Opportunities Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRSX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$432,641,379
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers)$2,801,124
  Portfolio Turnover42%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.2%
Real Estate	2.0%
Industrials	2.1%
Energy	3.7%
Consumer Discretionary	4.8%
Materials	4.8%
Financials	10.1%
Communication Services	10.6%
Technology	18.9%
Information Technology	20.8%
Health Care	22.1%
Liabilities in Excess of Other Assets	-0.1%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Money Market Funds	0.2%
Real Estate	2.0%
Industrials	2.1%
Energy	3.7%
Consumer Discretionary	4.8%
Materials	4.8%
Financials	10.1%
Communication Services	10.6%
Technology	18.9%
Information Technology	20.8%
Health Care	22.1%
Liabilities in Excess of Other Assets	-0.1%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STRSX

Sterling Capital Special Opportunities Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BOPIX)

This annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund underperformed its benchmark, the Russell 3000® Index. U.S. equities recorded strong gains throughout the year on improving investor optimism. Enthusiasm around artificial intelligence (AI) also drove outsized gains in Information Technology, which helped the Fund’s performance on an absolute basis.

The Fund’s under performance relative to its benchmark over the 12-month period was largely due to its underexposure to the benchmark’s most heavily-weighted names, particularly in the Information Technology sector and those related to the field of AI. Stock selection within the Financials and Industrials sectors also weighed on relative results.

The Fund’s above-benchmark investments in some Health Care and Information Technology stocks added to performance on a relative basis, particularly investments in a major health system provider, a generics and brand pharmaceutical company, a laser and fiber optics manufacturer, and a data infrastructure semiconductor company.

How did the Fund perform in the past 10 years?

The Fund underperformed its benchmark over the past ten years. One of the main detractors from the Fund’s performance on an absolute basis was its holdings within the Energy sector, particularly an investment in a multinational energy services company that suffered during the volatile energy landscape of the past decade. The Fund’s investments in a cruise line and an airline also weighed on absolute results given the impact of the pandemic on the travel industry.

The Fund’s relative underperformance over the past decade was driven largely by its below-benchmark exposure to some of its benchmark’s most heavily-weighted investments, particularly within the Information Technology and Communications Services sectors. The Fund’s underexposure to growth stocks also dragged on relative performance. By comparison, the Fund’s stock selection within the Health Care and Communication Services sectors added on a relative basis, most notably investments in market leaders in both the search engine and managed care provider industries.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$103	0.91%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Special Opportunities Fund - I	Russell 3000® Total Return Index	Bloomberg US 3000 Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,402	$9,951	$9,942
Sep-2016	$11,323	$11,440	$11,442
Sep-2017	$13,160	$13,579	$13,575
Sep-2018	$15,458	$15,967	$15,954
Sep-2019	$15,686	$16,433	$16,425
Sep-2020	$16,595	$18,898	$18,899
Sep-2021	$22,826	$24,921	$25,035
Sep-2022	$18,550	$20,528	$20,509
Sep-2023	$21,939	$24,729	$24,696
Sep-2024	$27,941	$33,432	$33,372

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Special Opportunities Fund - I	27.36%	12.24%	10.82%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Bloomberg US 3000 Index	35.13%	15.23%	12.81%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Special Opportunities Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BOPIX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$432,641,379
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers)$2,801,124
  Portfolio Turnover42%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.2%
Real Estate	2.0%
Industrials	2.1%
Energy	3.7%
Consumer Discretionary	4.8%
Materials	4.8%
Financials	10.1%
Communication Services	10.6%
Technology	18.9%
Information Technology	20.8%
Health Care	22.1%
Liabilities in Excess of Other Assets	-0.1%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Money Market Funds	0.2%
Real Estate	2.0%
Industrials	2.1%
Energy	3.7%
Consumer Discretionary	4.8%
Materials	4.8%
Financials	10.1%
Communication Services	10.6%
Technology	18.9%
Information Technology	20.8%
Health Care	22.1%
Liabilities in Excess of Other Assets	-0.1%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BOPIX

Sterling Capital Total Return Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BICAX)

This annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.

Late in 2023, the Federal Reserve signaled it had likely reached the end of its rate hike cycle, which caused interest rates to fall and bond prices to rise. Continued strong economic growth and investor preference for higher yielding securities led to elevated demand for non-government bond assets during the period, which boosted total returns for these asset classes.

The Fund’s above-benchmark position in non-government bond assets, particularly commercial mortgage-backed securities (CMBS), corporate bonds, and agency mortgage-backed securities (agency MBS), boosted its performance on a relative basis. During the period under review, CMBS fundamentals benefited from the move to lower interest rates, as investors became more comfortable taking on risks in this sector. Corporate bonds and agency MBS also benefitted from a growing appetite for risk among investors, as well as a surge of inflows toward fixed income mutual funds and ETFs.

The Fund’s relative lack of exposure to securities with maturities of less than seven years dragged on relative returns, as did an above-benchmark position in an aerospace company that saw its bonds underperform as the company struggled with quality control issues

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the past 10 years. In general, fixed income returns during this period were hurt by higher interest rates, particularly the dramatic rise in rates in the years following the global pandemic.

The Fund’s positive performance relative to its benchmark over the past 10 years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation and security selection. The Fund’s exposure to non-government bond assets also boosted relative returns during this period..

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.71%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Total Return Bond Fund - A	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$9,798	$10,000
Sep-2015	$9,997	$10,294
Sep-2016	$10,581	$10,829
Sep-2017	$10,660	$10,836
Sep-2018	$10,565	$10,705
Sep-2019	$11,610	$11,807
Sep-2020	$12,461	$12,632
Sep-2021	$12,516	$12,518
Sep-2022	$10,645	$10,691
Sep-2023	$10,689	$10,760
Sep-2024	$11,937	$12,004

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Total Return Bond Fund - A
Without Load	11.67%	0.56%	1.99%
With Load*	9.45%	0.16%	1.79%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Bloomberg U.S. Aggregate Bond Index  is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Total Return Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BICAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,514,721,755
  Number of Portfolio Holdings375
  Advisory Fee (net of waivers)$2,541,575
  Portfolio Turnover63%

SECTOR WEIGHTING (as a % of Net Assets)

U.S. Government Agencies	0.6%
Communication Services	0.6%
Technology	1.0%
Money Market Funds	1.0%
Industrials	1.1%
Materials	1.1%
Information Technology	1.1%
Consumer Staples	1.1%
Municipal Bonds	1.1%
Health Care	1.2%
Communications	1.3%
Consumer Discretionary	1.4%
Real Estate	2.0%
Energy	2.3%
Utilities	3.0%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	10.5%
Financials	11.0%
Asset Backed Securities	11.3%
U.S. Treasury Bonds & Notes	15.6%
Mortgage-Backed Securities	27.4%
Other Assets in Excess of Liabilities	1.2%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Asset Backed Securities	11.5%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	10.7%
Corporate Bonds	28.5%
Money Market Funds	1.0%
Mortgage-Backed Securities	27.7%
Municipal Bonds	1.1%
U.S. Government Agencies	0.6%
U.S. Treasury Bonds & Notes	15.8%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BICAX

Sterling Capital Total Return Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BICCX)

This annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.

Late in 2023, the Federal Reserve signaled it had likely reached the end of its rate hike cycle, which caused interest rates to fall and bond prices to rise. Continued strong economic growth and investor preference for higher yielding securities led to elevated demand for non-government bond assets during the period, which boosted total returns for these asset classes.

The Fund’s above-benchmark position in non-government bond assets, particularly commercial mortgage-backed securities (CMBS), corporate bonds, and agency mortgage-backed securities (agency MBS), boosted its performance on a relative basis. During the period under review, CMBS fundamentals benefited from the move to lower interest rates, as investors became more comfortable taking on risks in this sector. Corporate bonds and agency MBS also benefitted from a growing appetite for risk among investors, as well as a surge of inflows toward fixed income mutual funds and ETFs.

The Fund’s relative lack of exposure to securities with maturities of less than seven years dragged on relative returns, as did an above-benchmark position in an aerospace company that saw its bonds underperform as the company struggled with quality control issues

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the past 10 years. In general, fixed income returns during this period were hurt by higher interest rates, particularly the dramatic rise in rates in the years following the global pandemic.

The Fund’s positive performance relative to its benchmark over the past 10 years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation and security selection. The Fund’s exposure to non-government bond assets also boosted relative returns during this period..

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.46%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Total Return Bond Fund - C	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$10,000	$10,000
Sep-2015	$10,128	$10,294
Sep-2016	$10,639	$10,829
Sep-2017	$10,639	$10,836
Sep-2018	$10,455	$10,705
Sep-2019	$11,414	$11,807
Sep-2020	$12,158	$12,632
Sep-2021	$12,121	$12,518
Sep-2022	$10,225	$10,691
Sep-2023	$10,202	$10,760
Sep-2024	$11,306	$12,004

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Total Return Bond Fund - C	10.83%	-0.19%	1.24%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Bloomberg U.S. Aggregate Bond Index  is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Total Return Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BICCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,514,721,755
  Number of Portfolio Holdings375
  Advisory Fee (net of waivers)$2,541,575
  Portfolio Turnover63%

SECTOR WEIGHTING (as a % of Net Assets)

U.S. Government Agencies	0.6%
Communication Services	0.6%
Technology	1.0%
Money Market Funds	1.0%
Industrials	1.1%
Materials	1.1%
Information Technology	1.1%
Consumer Staples	1.1%
Municipal Bonds	1.1%
Health Care	1.2%
Communications	1.3%
Consumer Discretionary	1.4%
Real Estate	2.0%
Energy	2.3%
Utilities	3.0%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	10.5%
Financials	11.0%
Asset Backed Securities	11.3%
U.S. Treasury Bonds & Notes	15.6%
Mortgage-Backed Securities	27.4%
Other Assets in Excess of Liabilities	1.2%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Asset Backed Securities	11.5%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	10.7%
Corporate Bonds	28.5%
Money Market Funds	1.0%
Mortgage-Backed Securities	27.7%
Municipal Bonds	1.1%
U.S. Government Agencies	0.6%
U.S. Treasury Bonds & Notes	15.8%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BICCX

Sterling Capital Total Return Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRDX)

This annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.

Late in 2023, the Federal Reserve signaled it had likely reached the end of its rate hike cycle, which caused interest rates to fall and bond prices to rise. Continued strong economic growth and investor preference for higher yielding securities led to elevated demand for non-government bond assets during the period, which boosted total returns for these asset classes.

The Fund’s above-benchmark position in non-government bond assets, particularly commercial mortgage-backed securities (CMBS), corporate bonds, and agency mortgage-backed securities (agency MBS), boosted its performance on a relative basis. During the period under review, CMBS fundamentals benefited from the move to lower interest rates, as investors became more comfortable taking on risks in this sector. Corporate bonds and agency MBS also benefitted from a growing appetite for risk among investors, as well as a surge of inflows toward fixed income mutual funds and ETFs.

The Fund’s relative lack of exposure to securities with maturities of less than seven years dragged on relative returns, as did an above-benchmark position in an aerospace company that saw its bonds underperform as the company struggled with quality control issues

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the past 10 years. In general, fixed income returns during this period were hurt by higher interest rates, particularly the dramatic rise in rates in the years following the global pandemic.

The Fund’s positive performance relative to its benchmark over the past 10 years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation and security selection. The Fund’s exposure to non-government bond assets also boosted relative returns during this period..

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.36%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Total Return Bond Fund - R6	Bloomberg U.S. Aggregate Bond Index
Sep-2017	$10,000	$10,000
Sep-2018	$9,933	$9,878
Sep-2019	$10,964	$10,895
Sep-2020	$11,808	$11,656
Sep-2021	$11,901	$11,552
Sep-2022	$10,149	$9,866
Sep-2023	$10,238	$9,929
Sep-2024	$11,461	$11,078

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Total Return Bond Fund - R6	11.95%	0.89%	2.09%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.67%

The Bloomberg U.S. Aggregate Bond Index  is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Total Return Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRDX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,514,721,755
  Number of Portfolio Holdings375
  Advisory Fee (net of waivers)$2,541,575
  Portfolio Turnover63%

SECTOR WEIGHTING (as a % of Net Assets)

U.S. Government Agencies	0.6%
Communication Services	0.6%
Technology	1.0%
Money Market Funds	1.0%
Industrials	1.1%
Materials	1.1%
Information Technology	1.1%
Consumer Staples	1.1%
Municipal Bonds	1.1%
Health Care	1.2%
Communications	1.3%
Consumer Discretionary	1.4%
Real Estate	2.0%
Energy	2.3%
Utilities	3.0%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	10.5%
Financials	11.0%
Asset Backed Securities	11.3%
U.S. Treasury Bonds & Notes	15.6%
Mortgage-Backed Securities	27.4%
Other Assets in Excess of Liabilities	1.2%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Asset Backed Securities	11.5%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	10.7%
Corporate Bonds	28.5%
Money Market Funds	1.0%
Mortgage-Backed Securities	27.7%
Municipal Bonds	1.1%
U.S. Government Agencies	0.6%
U.S. Treasury Bonds & Notes	15.8%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-STRDX

Sterling Capital Total Return Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BIBTX)

This annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.

Late in 2023, the Federal Reserve signaled it had likely reached the end of its rate hike cycle, which caused interest rates to fall and bond prices to rise. Continued strong economic growth and investor preference for higher yielding securities led to elevated demand for non-government bond assets during the period, which boosted total returns for these asset classes.

The Fund’s above-benchmark position in non-government bond assets, particularly commercial mortgage-backed securities (CMBS), corporate bonds, and agency mortgage-backed securities (agency MBS), boosted its performance on a relative basis. During the period under review, CMBS fundamentals benefited from the move to lower interest rates, as investors became more comfortable taking on risks in this sector. Corporate bonds and agency MBS also benefitted from a growing appetite for risk among investors, as well as a surge of inflows toward fixed income mutual funds and ETFs.

The Fund’s relative lack of exposure to securities with maturities of less than seven years dragged on relative returns, as did an above-benchmark position in an aerospace company that saw its bonds underperform as the company struggled with quality control issues

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the past 10 years. In general, fixed income returns during this period were hurt by higher interest rates, particularly the dramatic rise in rates in the years following the global pandemic.

The Fund’s positive performance relative to its benchmark over the past 10 years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation and security selection. The Fund’s exposure to non-government bond assets also boosted relative returns during this period..

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$49	0.46%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Total Return Bond Fund - I	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$10,000	$10,000
Sep-2015	$10,229	$10,294
Sep-2016	$10,853	$10,829
Sep-2017	$10,962	$10,836
Sep-2018	$10,880	$10,705
Sep-2019	$11,997	$11,807
Sep-2020	$12,908	$12,632
Sep-2021	$12,998	$12,518
Sep-2022	$11,073	$10,691
Sep-2023	$11,159	$10,760
Sep-2024	$12,491	$12,004

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Total Return Bond Fund - I	11.94%	0.81%	2.25%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Bloomberg U.S. Aggregate Bond Index  is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Total Return Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BIBTX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,514,721,755
  Number of Portfolio Holdings375
  Advisory Fee (net of waivers)$2,541,575
  Portfolio Turnover63%

SECTOR WEIGHTING (as a % of Net Assets)

U.S. Government Agencies	0.6%
Communication Services	0.6%
Technology	1.0%
Money Market Funds	1.0%
Industrials	1.1%
Materials	1.1%
Information Technology	1.1%
Consumer Staples	1.1%
Municipal Bonds	1.1%
Health Care	1.2%
Communications	1.3%
Consumer Discretionary	1.4%
Real Estate	2.0%
Energy	2.3%
Utilities	3.0%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	10.5%
Financials	11.0%
Asset Backed Securities	11.3%
U.S. Treasury Bonds & Notes	15.6%
Mortgage-Backed Securities	27.4%
Other Assets in Excess of Liabilities	1.2%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Asset Backed Securities	11.5%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	10.7%
Corporate Bonds	28.5%
Money Market Funds	1.0%
Mortgage-Backed Securities	27.7%
Municipal Bonds	1.1%
U.S. Government Agencies	0.6%
U.S. Treasury Bonds & Notes	15.8%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BIBTX

Sterling Capital Ultra Short Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BUSRX)

This annual shareholder report contains important information about Sterling Capital Ultra Short Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its targeted benchmark, the FTSE 6-Month Treasury Bill Index, and underperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s absolute returns benefited from falling interest rates as investors anticipated the first interest rate reduction in years by the Federal Reserve.

The Fund’s outperformance relative to its targeted benchmark was driven by its exposure to off-benchmark one- and two-year securities, whose key rates fell more than the six-month key rate that represents the primary benchmark. The Fund’s allocation to risk products, including corporate bonds, commercial mortgage-backed securities, and asset-backed securities, also proved helpful for relative returns, as all of these products outperformed Treasuries over the period.

The Fund’s underperformance relative to its broad-based benchmark was largely due to the fall in interest rates during the period since the Fund’s duration is much shorter than this benchmark.

How did the Fund perform over the past 10 years?

Over the past 10 years, the Fund outperformed both its targeted and broad-based benchmarks. The Fund’s absolute return benefited from the strong performance of risk assets and Treasuries, with most securities maturing over the 10-year period.

The outperformance of risk assets relative to Treasuries helped drive the Fund’s performance relative to both benchmarks over the last 10 years. Above-benchmark exposures to corporate bonds, commercial-backed securities, and asset-backed securities all contributed positively to relative returns for the Fund. Duration contributed to the Fund’s outperformance relative to its broad-based benchmark, as rates generally rose during this period, but curve position was a modest drag relative to this benchmark. Meanwhile, both duration and curve position were modest drags on the Fund’s performance relative to its targeted benchmark.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.62%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Ultra Short Bond Fund - A	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$10,000	$10,000
Sep-2015	$10,025	$10,294
Sep-2016	$10,124	$10,829
Sep-2017	$10,226	$10,836
Sep-2018	$10,349	$10,705
Sep-2019	$10,628	$11,807
Sep-2020	$10,862	$12,632
Sep-2021	$10,916	$12,518
Sep-2022	$10,799	$10,691
Sep-2023	$11,336	$10,760
Sep-2024	$12,031	$12,004

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Ultra Short Bond Fund - A	6.12%	2.51%	1.87%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The FTSE U.S. 6-Month Treasury Bill Index is an average of the six-month Treasury bill month-end rates from the last six months. This family of indices measures return equivalents of yield averages and the instruments are not marked to market.

The Bloomberg U.S. Aggregate BondCap Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Ultra Short Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BUSRX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$28,099,385
  Number of Portfolio Holdings120
  Advisory Fee (net of waivers)$0
  Portfolio Turnover51%

SECTOR WEIGHTING (as a % of Net Assets)

Communications	0.2%
Materials	0.4%
Consumer Staples	0.9%
Money Market Funds	0.9%
Health Care	1.1%
Consumer Discretionary	1.7%
Real Estate	1.7%
Technology	1.8%
Information Technology	2.0%
Energy	2.8%
U.S. Treasury Bonds & Notes	3.3%
Industrials	3.7%
Utilities	5.0%
Commercial Mortgage-Backed Securities	9.9%
Financials	25.9%
Asset Backed Securities	38.1%
Other Assets in Excess of Liabilities	0.6%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Asset Backed Securities	38.4%
Commercial Mortgage-Backed Securities	9.9%
Corporate Bonds	47.5%
Money Market Funds	0.9%
U.S. Treasury Bonds & Notes	3.3%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BUSRX

Sterling Capital Ultra Short Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BUSIX)

This annual shareholder report contains important information about Sterling Capital Ultra Short Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023 and September 30, 2024, the Fund outperformed its targeted benchmark, the FTSE 6-Month Treasury Bill Index, and underperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s absolute returns benefited from falling interest rates as investors anticipated the first interest rate reduction in years by the Federal Reserve.

The Fund’s outperformance relative to its targeted benchmark was driven by its exposure to off-benchmark one- and two-year securities, whose key rates fell more than the six-month key rate that represents the primary benchmark. The Fund’s allocation to risk products, including corporate bonds, commercial mortgage-backed securities, and asset-backed securities, also proved helpful for relative returns, as all of these products outperformed Treasuries over the period.

The Fund’s underperformance relative to its broad-based benchmark was largely due to the fall in interest rates during the period since the Fund’s duration is much shorter than this benchmark.

How did the Fund perform over the past 10 years?

Over the past 10 years, the Fund outperformed both its targeted and broad-based benchmarks. The Fund’s absolute return benefited from the strong performance of risk assets and Treasuries, with most securities maturing over the 10-year period.

The outperformance of risk assets relative to Treasuries helped drive the Fund’s performance relative to both benchmarks over the last 10 years. Above-benchmark exposures to corporate bonds, commercial-backed securities, and asset-backed securities all contributed positively to relative returns for the Fund. Duration contributed to the Fund’s outperformance relative to its broad-based benchmark, as rates generally rose during this period, but curve position was a modest drag relative to this benchmark. Meanwhile, both duration and curve position were modest drags on the Fund’s performance relative to its targeted benchmark.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$38	0.37%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Ultra Short Bond Fund - I	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$10,000	$10,000
Sep-2015	$10,040	$10,294
Sep-2016	$10,164	$10,829
Sep-2017	$10,302	$10,836
Sep-2018	$10,452	$10,705
Sep-2019	$10,772	$11,807
Sep-2020	$11,035	$12,632
Sep-2021	$11,118	$12,518
Sep-2022	$11,027	$10,691
Sep-2023	$11,591	$10,760
Sep-2024	$12,333	$12,004

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Ultra Short Bond Fund - I	6.39%	2.74%	2.12%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The FTSE U.S. 6-Month Treasury Bill Index is an average of the six-month Treasury bill month-end rates from the last six months. This family of indices measures return equivalents of yield averages and the instruments are not marked to market.

The Bloomberg U.S. Aggregate BondCap Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Ultra Short Bond Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BUSIX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$28,099,385
  Number of Portfolio Holdings120
  Advisory Fee (net of waivers)$0
  Portfolio Turnover51%

SECTOR WEIGHTING (as a % of Net Assets)

Communications	0.2%
Materials	0.4%
Consumer Staples	0.9%
Money Market Funds	0.9%
Health Care	1.1%
Consumer Discretionary	1.7%
Real Estate	1.7%
Technology	1.8%
Information Technology	2.0%
Energy	2.8%
U.S. Treasury Bonds & Notes	3.3%
Industrials	3.7%
Utilities	5.0%
Commercial Mortgage-Backed Securities	9.9%
Financials	25.9%
Asset Backed Securities	38.1%
Other Assets in Excess of Liabilities	0.6%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Asset Backed Securities	38.4%
Commercial Mortgage-Backed Securities	9.9%
Corporate Bonds	47.5%
Money Market Funds	0.9%
U.S. Treasury Bonds & Notes	3.3%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BUSIX

Sterling Capital Virginia Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BVAAX)

This annual shareholder report contains important information about Sterling Capital Virginia Intermediate Tax-Free Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate by 50 basis points in September 2024, the only rate change during the period. As interest rates fell, bond prices rose, boosting the Fund’s returns on an absolute basis.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. This restriction of investment opportunities hurt relative performance during the period as municipal bonds in the state underperformed the benchmark. The Fund’s underweight position in five-year bonds was also a drag on relative performance, as rates dropped lower, and prices rose higher among those bonds.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund underperformed its benchmark. Interest rates fluctuated during the period and ultimately closed higher. However, the Fed’s September 2024 rate cut boosted absolute performance by raising bond prices in the last weeks of the period.

The Fund’s underperformance relative to its benchmark over the 10-year period was largely due to its state-specific focus, as the municipal bonds available to the Fund underperformed the benchmark. Over the last decade credit spreads have compressed as credit fundamentals have improved, resulting in lower-quality credits outperforming.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.87%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Virginia Intermediate Tax-Free Fund - A	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$9,797	$10,000	$10,000
Sep-2015	$9,991	$10,316	$10,257
Sep-2016	$10,356	$10,892	$10,747
Sep-2017	$10,315	$10,987	$10,860
Sep-2018	$10,198	$11,025	$10,837
Sep-2019	$10,926	$11,968	$11,694
Sep-2020	$11,341	$12,458	$12,158
Sep-2021	$11,282	$12,785	$12,410
Sep-2022	$10,299	$11,315	$11,239
Sep-2023	$10,407	$11,616	$11,544
Sep-2024	$11,128	$12,821	$12,553

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Virginia Intermediate Tax-Free Fund - A
Without Load	6.92%	0.37%	1.28%
With Load	4.77%	-0.03%	1.07%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Virginia Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BVAAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$45,425,038
  Number of Portfolio Holdings39
  Advisory Fee $182,296
  Portfolio Turnover21%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

Virginia	101.3%
Liabilities in Excess of Other Assets	-1.3%

ASSET WEIGHTING (as a % of Net Assets)

0.6%
99.4%
Money Market Funds 0.6%
Municipal Bonds 99.4%

Value	Value
Money Market Funds	0.6%
Municipal Bonds	99.4%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BVAAX

Sterling Capital Virginia Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BVACX)

This annual shareholder report contains important information about Sterling Capital Virginia Intermediate Tax-Free Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate by 50 basis points in September 2024, the only rate change during the period. As interest rates fell, bond prices rose, boosting the Fund’s returns on an absolute basis.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. This restriction of investment opportunities hurt relative performance during the period as municipal bonds in the state underperformed the benchmark. The Fund’s underweight position in five-year bonds was also a drag on relative performance, as rates dropped lower, and prices rose higher among those bonds.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund underperformed its benchmark. Interest rates fluctuated during the period and ultimately closed higher. However, the Fed’s September 2024 rate cut boosted absolute performance by raising bond prices in the last weeks of the period.

The Fund’s underperformance relative to its benchmark over the 10-year period was largely due to its state-specific focus, as the municipal bonds available to the Fund underperformed the benchmark. Over the last decade credit spreads have compressed as credit fundamentals have improved, resulting in lower-quality credits outperforming.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.50%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Virginia Intermediate Tax-Free Fund - C	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,122	$10,316	$10,257
Sep-2016	$10,413	$10,892	$10,747
Sep-2017	$10,295	$10,987	$10,860
Sep-2018	$10,102	$11,025	$10,837
Sep-2019	$10,734	$11,968	$11,694
Sep-2020	$11,058	$12,458	$12,158
Sep-2021	$10,918	$12,785	$12,410
Sep-2022	$9,901	$11,315	$11,239
Sep-2023	$9,914	$11,616	$11,544
Sep-2024	$10,535	$12,821	$12,553

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Virginia Intermediate Tax-Free Fund - C	6.27%	-0.37%	0.52%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Virginia Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BVACX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$45,425,038
  Number of Portfolio Holdings39
  Advisory Fee $182,296
  Portfolio Turnover21%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

Virginia	101.3%
Liabilities in Excess of Other Assets	-1.3%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Money Market Funds	0.6%
Municipal Bonds	99.4%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BVACX

Sterling Capital Virginia Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BVATX)

This annual shareholder report contains important information about Sterling Capital Virginia Intermediate Tax-Free Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate by 50 basis points in September 2024, the only rate change during the period. As interest rates fell, bond prices rose, boosting the Fund’s returns on an absolute basis.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. This restriction of investment opportunities hurt relative performance during the period as municipal bonds in the state underperformed the benchmark. The Fund’s underweight position in five-year bonds was also a drag on relative performance, as rates dropped lower, and prices rose higher among those bonds.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund underperformed its benchmark. Interest rates fluctuated during the period and ultimately closed higher. However, the Fed’s September 2024 rate cut boosted absolute performance by raising bond prices in the last weeks of the period.

The Fund’s underperformance relative to its benchmark over the 10-year period was largely due to its state-specific focus, as the municipal bonds available to the Fund underperformed the benchmark. Over the last decade credit spreads have compressed as credit fundamentals have improved, resulting in lower-quality credits outperforming.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$64	0.62%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital Virginia Intermediate Tax-Free Fund - I	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,224	$10,316	$10,257
Sep-2016	$10,624	$10,892	$10,747
Sep-2017	$10,608	$10,987	$10,860
Sep-2018	$10,514	$11,025	$10,837
Sep-2019	$11,283	$11,968	$11,694
Sep-2020	$11,741	$12,458	$12,158
Sep-2021	$11,709	$12,785	$12,410
Sep-2022	$10,725	$11,315	$11,239
Sep-2023	$10,865	$11,616	$11,544
Sep-2024	$11,646	$12,821	$12,553

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Virginia Intermediate Tax-Free Fund - I	7.19%	0.63%	1.54%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Virginia Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BVATX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$45,425,038
  Number of Portfolio Holdings39
  Advisory Fee $182,296
  Portfolio Turnover21%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

Virginia	101.3%
Liabilities in Excess of Other Assets	-1.3%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Money Market Funds	0.6%
Municipal Bonds	99.4%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BVATX

Sterling Capital West Virginia Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BWVAX)

This annual shareholder report contains important information about Sterling Capital West Virginia Intermediate Tax-Free Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate by 50 basis points in September 2024, the only rate change during the period. As interest rates fell, bond prices rose, boosting the Fund’s returns on an absolute basis.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. This restriction of investment opportunities hurt relative performance during the period as municipal bonds in the state underperformed the benchmark. The Fund’s underweight position in five-year bonds was also a drag on relative performance, as rates dropped lower, and prices rose higher among those bonds.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund underperformed its benchmark. Interest rates fluctuated during the period and ultimately closed higher. However, the Fed’s September 2024 rate cut boosted absolute performance by raising bond prices in the last weeks of the period.

The Fund’s underperformance relative to its benchmark over the 10-yweeks ear period was largely due to its state-specific focus, as the municipal bonds available to the Fund underperformed the benchmark. Over the last decade credit spreads have compressed as credit fundamentals have improved, resulting in lower-quality credits outperforming.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.88%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital West Virginia Intermediate Tax-Free Fund - A	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$9,797	$10,000	$10,000
Sep-2015	$10,012	$10,316	$10,257
Sep-2016	$10,404	$10,892	$10,747
Sep-2017	$10,433	$10,987	$10,860
Sep-2018	$10,331	$11,025	$10,837
Sep-2019	$11,012	$11,968	$11,694
Sep-2020	$11,415	$12,458	$12,158
Sep-2021	$11,497	$12,785	$12,410
Sep-2022	$10,557	$11,315	$11,239
Sep-2023	$10,670	$11,616	$11,544
Sep-2024	$11,472	$12,821	$12,553

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital West Virginia Intermediate Tax-Free Fund - A
Without Load	7.51%	0.82%	1.59%
With Load	5.32%	0.41%	1.38%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital West Virginia Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BWVAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$55,553,254
  Number of Portfolio Holdings43
  Advisory Fee $240,969
  Portfolio Turnover25%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

West Virginia	98.8%
Other Assets in Excess of Liabilities	1.2%

ASSET WEIGHTING (as a % of Net Assets)

2.6%
97.4%
Money Market Funds 2.6%
Municipal Bonds 97.4%

Value	Value
Money Market Funds	2.6%
Municipal Bonds	97.4%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BWVAX

Sterling Capital West Virginia Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BWVCX)

This annual shareholder report contains important information about Sterling Capital West Virginia Intermediate Tax-Free Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate by 50 basis points in September 2024, the only rate change during the period. As interest rates fell, bond prices rose, boosting the Fund’s returns on an absolute basis.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. This restriction of investment opportunities hurt relative performance during the period as municipal bonds in the state underperformed the benchmark. The Fund’s underweight position in five-year bonds was also a drag on relative performance, as rates dropped lower, and prices rose higher among those bonds.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund underperformed its benchmark. Interest rates fluctuated during the period and ultimately closed higher. However, the Fed’s September 2024 rate cut boosted absolute performance by raising bond prices in the last weeks of the period.

The Fund’s underperformance relative to its benchmark over the 10-yweeks ear period was largely due to its state-specific focus, as the municipal bonds available to the Fund underperformed the benchmark. Over the last decade credit spreads have compressed as credit fundamentals have improved, resulting in lower-quality credits outperforming.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.47%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital West Virginia Intermediate Tax-Free Fund - C	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,142	$10,316	$10,257
Sep-2016	$10,461	$10,892	$10,747
Sep-2017	$10,422	$10,987	$10,860
Sep-2018	$10,233	$11,025	$10,837
Sep-2019	$10,837	$11,968	$11,694
Sep-2020	$11,150	$12,458	$12,158
Sep-2021	$11,135	$12,785	$12,410
Sep-2022	$10,149	$11,315	$11,239
Sep-2023	$10,213	$11,616	$11,544
Sep-2024	$10,904	$12,821	$12,553

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital West Virginia Intermediate Tax-Free Fund - C	6.77%	0.12%	0.87%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital West Virginia Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BWVCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$55,553,254
  Number of Portfolio Holdings43
  Advisory Fee $240,969
  Portfolio Turnover25%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

West Virginia	98.8%
Other Assets in Excess of Liabilities	1.2%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Money Market Funds	2.6%
Municipal Bonds	97.4%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-BWVCX

Sterling Capital West Virginia Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (OWVAX)

This annual shareholder report contains important information about Sterling Capital West Virginia Intermediate Tax-Free Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2023, and September 30, 2024, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate by 50 basis points in September 2024, the only rate change during the period. As interest rates fell, bond prices rose, boosting the Fund’s returns on an absolute basis.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. This restriction of investment opportunities hurt relative performance during the period as municipal bonds in the state underperformed the benchmark. The Fund’s underweight position in five-year bonds was also a drag on relative performance, as rates dropped lower, and prices rose higher among those bonds.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2014, and September 30, 2024, the Fund underperformed its benchmark. Interest rates fluctuated during the period and ultimately closed higher. However, the Fed’s September 2024 rate cut boosted absolute performance by raising bond prices in the last weeks of the period.

The Fund’s underperformance relative to its benchmark over the 10-yweeks ear period was largely due to its state-specific focus, as the municipal bonds available to the Fund underperformed the benchmark. Over the last decade credit spreads have compressed as credit fundamentals have improved, resulting in lower-quality credits outperforming.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$65	0.63%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

	Sterling Capital West Virginia Intermediate Tax-Free Fund - I	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,244	$10,316	$10,257
Sep-2016	$10,672	$10,892	$10,747
Sep-2017	$10,728	$10,987	$10,860
Sep-2018	$10,651	$11,025	$10,837
Sep-2019	$11,380	$11,968	$11,694
Sep-2020	$11,837	$12,458	$12,158
Sep-2021	$11,941	$12,785	$12,410
Sep-2022	$10,994	$11,315	$11,239
Sep-2023	$11,151	$11,616	$11,544
Sep-2024	$12,005	$12,821	$12,553

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital West Virginia Intermediate Tax-Free Fund - I	7.66%	1.08%	1.84%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital West Virginia Intermediate Tax-Free Fund

September 30, 2024

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (OWVAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$55,553,254
  Number of Portfolio Holdings43
  Advisory Fee $240,969
  Portfolio Turnover25%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

West Virginia	98.8%
Other Assets in Excess of Liabilities	1.2%

ASSET WEIGHTING (as a % of Net Assets)

Value	Value
Money Market Funds	2.6%
Municipal Bonds	97.4%

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093024-OWVAX

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).
(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Drew Kagan is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

●	Registrant may incorporate the following information by reference, if this information has been disclosed in the registrant’s definitive proxy statement or definitive information statement. The proxy statement or information statement must be filed no later than 120 days after the end of the fiscal year covered by the Annual Report.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $331,825 for 2024 and $310,500 for 2023.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023. These audit-related services include issuance of consents to use the name of the auditor in new Fund filings.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $86,100 for 2024 and $82,000 for 2023. Fees for both 2023 and 2022 relate to the preparation of the registrant’s federal income and excise tax returns and review of the registrant’s capital gains distribution calculations.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)	Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or nonaudit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation SX are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PULSUS UT LIBERA

STERLING
CAPITAL FUNDS
A Guardian Capital Group Company

2024 September 30 Annual Financial Statements & Other Information

STERLING CAPITAL FUNDS

FINANCIAL STATEMENTS

Schedules of Investments	Page 2
Statements of Assets and Liabilities	Page 43
Statements of Operations	Page 48
Statements of Changes in Net Assets	Page 53
Financial Highlights	Page 63
Notes to Financial Statements	Page 91
Independent Auditor’s Report	Page 114
Supplemental Information (Unaudited)	Page 115
Board Consideration of Advisory Agreements (Unaudited)	Page 116

Sterling Capital Behavioral Large Cap Value Fund

Schedule of Investments

September 30, 2024

Shares		Fair Value
COMMON STOCKS — 99.32%
	Aerospace & Defense — 1.83%
5,570	Raytheon Technologies Corp.	$674,861

	Automobiles — 1.57%
5,390	Ford Motor Co.	56,918
11,590	General Motors Co.	519,696
		576,614
	Banks — 6.99%
1,350	Citigroup, Inc.	84,510
6,535	JPMorgan Chase & Co.	1,377,970
3,280	PNC Financial Services Group, Inc.	606,308
9,000	Wells Fargo & Co.	508,410
		2,577,198
	Biotechnology — 4.16%
4,050	AbbVie, Inc.	799,794
1,610	Amgen, Inc.	518,758
590	United Therapeutics Corp.(a)	211,427
		1,529,979
	Broadline Retail — 0.41%
2,310	eBay, Inc.	150,404

	Building Products — 0.64%
130	Carlisle Cos., Inc.	58,468
1,000	Owens Corning	176,520
		234,988
	Capital Markets — 7.26%
900	Ameriprise Financial, Inc.	422,829
8,580	Bank of New York Mellon Corp. (The)	616,559
1,310	Goldman Sachs Group, Inc. (The)	648,594
5,175	Janus Henderson Group PLC	197,012
6,110	Morgan Stanley	636,906
5,050	Virtu Financial, Inc., Class A	153,823
		2,675,723
	Chemicals — 0.43%
4,330	Axalta Coating Systems Ltd.(a)	156,703

	Construction Materials — 2.14%
6,630	CRH PLC	614,866
605	Eagle Materials, Inc.	174,028
		788,894
	Consumer Finance — 0.52%
3,825	Synchrony Financial	190,791

	Consumer Staples Distribution & Retail — 2.39%
3,750	Kroger Co. (The)	214,875
3,600	Target Corp.	561,096
1,720	US Foods Holding Corp.(a)	105,780
		881,751
	Containers & Packaging — 1.01%
930	Berry Global Group, Inc.	63,221
3,230	Siligan Holdgins, Inc.	169,576
2,540	Sonoco Products Co.	138,760
		371,557
	Diversified Consumer Services — 0.44%
2,560	H&R Block, Inc.	162,688

	Diversified Telecommunication Services — 2.84%
31,075	AT&T, Inc.	683,650
8,070	Verizon Communications, Inc.	362,424
		1,046,074
	Electric Utilities — 3.66%
2,480	American Electric Power Co., Inc.	254,448
2,550	Constellation Energy Corp.	663,051
3,725	Duke Energy Corp.	429,493
		1,346,992
	Electrical Equipment — 0.38%
510	Acuity Brands, Inc.	140,449
Shares		Fair Value
COMMON STOCKS — (continued)
	Electronic Equipment, Instruments & Components — 0.48%
1,460	TD SYNNEX Corp.	$175,317

	Energy Equipment & Services — 0.48%
6,680	TechnipFMC PLC	175,216

	Financial Services — 1.53%
7,180	Corebridge Financial, Inc.	209,369
8,050	MGIC Investment Corp.	206,080
12,275	Western Union Co. (The)	146,441
		561,890
	Food Products — 1.18%
1,200	Ingredion, Inc.	164,916
2,270	Kraft Heinz Co. (The)	79,700
4,110	Pilgrim's Pride Corp.(a)	189,265
		433,881
	Ground Transportation — 0.36%
910	Ryder System, Inc.	132,678

	Health Care Providers & Services — 6.63%
1,965	Cencora Inc.	442,282
1,640	Cigna Group (The)	568,162
1,190	DaVita, Inc.(a)	195,077
1,480	HCA Healthcare, Inc.	601,515
554	McKesson Corp.	273,909
1,230	Tenet Healthcare Corp.(a)	204,426
700	Universal Health Services, Inc., Class B	160,307
		2,445,678
	Health Care Reits — 0.44%
3,990	Omega Healthcare Investors, Inc.	162,393

	Hotels, Restaurants & Leisure — 1.84%
2,840	Royal Caribbean Cruises Ltd.	503,702
3,760	Travel + Leisure Co.(a)	173,261
		676,963
	Household Durables — 2.41%
855	DR Horton, Inc.	163,108
2,760	Lennar Corp., Class A	517,445
1,350	Toll Brothers, Inc.	208,562
		889,115
	Household Products — 1.94%
860	Colgate-Palmolive Co.	89,277
3,225	Kimberly-Clark Corp.	458,853
5,370	Reynolds Consumer Products, Inc.	167,007
		715,137
	Independent Power/Renewable Electricity Producers — 0.68%
2,110	Vistra Energy Corp.	250,119

	Industrial Conglomerates — 1.64%
4,430	3M Co.	605,581

	Insurance — 5.17%
4,970	Aflac, Inc.	555,646
2,760	Allstate Corp.	523,434
1,640	Axis Capital Holdings Ltd.	130,560
4,455	Prudential Financial, Inc.	539,501
700	Reinsurance Group of America, Inc.	152,509
		1,901,650
	Interactive Media & Services — 1.45%
935	Meta Platforms, Inc., Class A	535,231

	It Services — 2.16%
3,600	International Business Machines Corp.	795,888

	Machinery — 6.03%
2,300	Allison Transmission Holdings, Inc.	220,961
1,965	Caterpillar, Inc.	768,551
1,270	Cummins, Inc.	411,213
8,730	Gates Industrial Corp. PLC(a)	153,212
2	See accompanying notes to financial statements.

Sterling Capital Behavioral Large Cap Value Fund
Schedule of Investments (continued)

September 30, 2024

Shares		Fair Value
COMMON STOCKS — (continued)
	Machinery — (continued)
1,050	Parker-Hannifin Corp.	$663,411
		2,217,348
	Marine Transportation — 0.46%
1,380	Kirby Corp.(a)	168,953

	Media — 1.29%
1,460	Charter Communications, Inc., Class A(a)	473,157

	Mortgage Real Estate Investment -Trusts (Reits) — 0.41%
13,375	Rithm Capital Corp.	151,806

	Multi-Utilities — 1.53%
9,730	Dominion Resources, Inc.	562,297

	Office Reits (New) — 0.47%
5,850	Cousins Properties, Inc.	172,458

	Oil, Gas & Consumable Fuels — 5.31%
1,260	EOG Resources, Inc.	154,892
25,490	Kinder Morgan, Inc.	563,074
1,580	Marathon Petroleum Corp.	257,398
5,940	ONEOK, Inc.	541,312
3,250	Valero Energy Corp.	438,848
		1,955,524
	Pharmaceuticals — 2.92%
6,570	Bristol-Myers Squibb Co.	339,931
1,365	Jazz Pharmaceuticals PLC(a)	152,075
7,920	Organon & Co.	151,510
9,980	Pfizer, Inc.	288,821
12,190	Viatris, Inc.	141,526
		1,073,863
	Professional Services — 0.30%
670	Leidos Holdings, Inc.	109,210

	Retail Reits — 3.16%
9,260	Realty Income Corp.	587,269
3,415	Simon Property Group, Inc.	577,203
		1,164,472
	Semiconductors & Semiconductor Equipment — 3.60%
2,060	Applied Materials, Inc.	416,223
560	KLA-Tencor Corp.	433,670
2,790	QUALCOMM, Inc.	474,439
		1,324,332
	Software — 0.47%
6,340	Gen Digital, Inc.	173,906

	Specialized Reits — 1.23%
3,150	EPR Properties(a)	154,476
2,450	Gaming and Leisure Properties, Inc.	126,053
5,175	VICI Properties, Inc.	172,379
		452,908
	Specialty Retail — 1.29%
1,650	Best Buy Co., Inc.	170,445
740	Dick's Sporting Goods, Inc.	154,438
6,860	Gap, Inc. (The)	151,263
		476,146
	Technology Hardware, Storage & Peripherals — 2.22%
4,570	Dell Technolodies, Inc., Class C	541,727
4,350	HP, Inc.	156,035
980	NetApp, Inc.	121,040
		818,802
	Tobacco — 3.57%
11,810	Altria Group, Inc.	602,782
5,840	Philip Morris International, Inc.	708,976
		1,311,758
	Total Common Stocks
	(Cost $29,660,798)	36,569,343

Shares		Fair Value
MONEY MARKET FUNDS — 0.69%
252,712	Federated Treasury Obligations Fund, Institutional Shares, 4.81%(b)	$252,712

	Total Money Market Funds
	(Cost $252,712)	252,712

Total Investments— 100.01%
(Cost $29,913,510)		36,822,055
Liabilities in Excess of Other Assets — (0.01)%		(4,508)
NET ASSETS — 100.00%		$36,817,547

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.
See accompanying notes to financial statements.	3

Sterling Capital Mid Value Fund
Schedule of Investments

September 30, 2024

Shares		Fair Value
COMMON STOCKS — 97.66%
	Automobile Components — 2.93%
48,125	Gentex Corp.	$1,428,831

	Banks — 3.99%
5,336	M&T Bank Corp.	950,448
10,125	Pinnacle Financial Partners, Inc.	991,947
		1,942,395

	Broadline Retail — 1.81%
13,573	eBay, Inc.	883,738

	Chemicals — 3.37%
27,915	Corteva, Inc.	1,641,122

	Consumer Finance — 5.31%
6,514	Discover Financial Services	913,849
73,145	SLM Corp.	1,672,826
		2,586,675
	Consumer Staples Distribution & Retail — 5.49%
14,574	Dollar General Corp.	1,232,523
9,244	Target Corp.	1,440,771
		2,673,294

	Containers & Packaging — 2.89%
14,704	Crown Holdings, Inc.	1,409,820

	Diversified Reits — 3.67%
14,375	CBRE Group, Inc., Class A(a)	1,789,400

	Diversified Telecommunication Services — 0.00%
24,177	GCI Liberty Escrow Shares(a)	—

	Electrical Equipment — 1.76%
23,852	Sensata Technologies Holding PLC	855,333

	Electronic Equipment, Instruments & Components — 2.68%
9,837	Arrow Electronics, Inc.(a)	1,306,649

	Entertainment — 2.71%
8,584	Take-Two Interactive Software, Inc.(a)	1,319,447

	Financial Services — 9.19%
16,596	Euronet Worldwide, Inc.(a)	1,646,820
12,673	Global Payments, Inc.	1,297,969
44,251	Radian Group, Inc.	1,535,067
		4,479,856

	Food Products — 1.40%
3,566	Hershey Co. (The)	683,887

	Health Care Providers & Services — 6.79%
20,066	Centene Corp.(a)	1,510,568
1,356	Cigna Group (The)	469,773
4,195	Humana, Inc.	1,328,724
		3,309,065
	Hotels, Restaurants & Leisure — 2.44%
5,162	Hilton Worldwide Holdings, Inc.	1,189,841

	Household Durables — 3.42%
10,338	Mohawk Industries, Inc.(a)	1,661,111

	Insurance — 6.50%
18,569	Globe Life, Inc.	1,966,643
764	Markel Corp.(a)	1,198,395
		3,165,038
	Interactive Media & Services — 1.40%
12,684	IAC, Inc.(a)	682,653

	It Services — 2.81%
14,704	ASGN, Inc.(a)	1,370,854

	Life Sciences Tools & Services — 1.36%
33,192	Fortrea Holdings, Inc.(a)	663,840

	Multi-Utilities — 6.24%
15,672	CMS Energy Corp.	1,106,913
Shares		Fair Value
COMMON STOCKS — (continued)
	Multi-Utilities — (continued)
55,778	Nisource, Inc.	$1,932,708
		3,039,621

	Oil, Gas & Consumable Fuels — 3.79%
23,567	Devon Energy Corp.	921,941
68,119	Permian Resources Corp.	927,100
		1,849,041

	Professional Services — 8.77%
9,538	Jacobs Solutions, Inc.	1,248,524
8,968	Paycom Software, Inc.	1,493,800
20,669	SS&C Technologies Holdings, Inc.	1,533,845
		4,276,169

	Software — 1.84%
65,899	NCR Voyix Corp.(a)	894,249

	Technology Services — 0.63%
9,538	Amentum Holdings, Inc.(a)	307,601

	Textiles, Apparel & Luxury Goods — 1.61%
9,439	Columbia Sportswear Co.	785,230

	Trading Companies & Distributors — 2.86%
30,764	Air Lease Corp.	1,393,302

	Total Common Stocks
	(Cost $35,335,371)	47,588,062

Shares		Fair Value
MONEY MARKET FUNDS — 1.78%
864,922	Federated Treasury Obligations Fund, Institutional Shares, 4.81%(b)	864,922

	Total Money Market Funds
	(Cost $864,922)	864,922

Total Investments— 99.44%
(Cost $36,200,293)		48,452,984
Other Assets in Excess of Liabilities— 0.56%		273,039
NET ASSETS — 100.00%		$48,726,023

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.
4	See accompanying notes to financial statements.

Sterling Capital Behavioral Small Cap Value Fund

Schedule of Investments

September 30, 2024

Shares		Fair Value
COMMON STOCKS — 99.21%
	Apparel & Textile Products — 0.33%
40,860	Under Amour, Inc., Class A(a)	$364,063

	Automotive — 0.43%
10,090	Phinia, Inc.	464,443

	Banking — 1.07%
8,640	Capital City Bank Group, Inc.(a)	304,906
9,410	Enterprise Financial Services Corp.	482,356
10,670	Orrstown Financial Services, Inc.(a)	383,693
		1,170,955
	Banks — 13.72%
2,060	1st Source Corp.	123,353
12,600	Amalgamated Financial Corp.	395,262
26,410	Associated Banc-Corp.	568,871
10,374	Axos Financial, Inc.(a)	652,317
31,880	Banc of California, Inc.	469,592
12,740	Bank of NT Butterfield & Son Ltd. (The)	469,851
7,178	Bank OZK	308,582
17,061	BankUnited, Inc.	621,703
16,313	Business First Bancshares, Inc.	418,755
14,860	Byline Bancorp, Inc.	397,802
12,474	Cathay General Bancorp	535,758
17,113	Central Pacific Financial Corp.	505,005
16,060	Columbia Banking System, Inc.	419,327
7,850	Community Trust Bancorp, Inc.(a)	389,831
11,156	Customers Bancorp, Inc.(a)	518,196
4,130	East West Bancorp, Inc.	341,716
6,612	First Financial Corp.	289,936
12,730	Hancock Whitney Corp.	651,394
2,300	Hanmi Financial Corp.	42,780
14,082	Independent Bank Corp. Michigan(a)	469,635
8,839	Mercantile Bank Corp.	386,441
6,422	Northeast Bank	495,329
14,000	Northeast Community Bancorp, Inc.	370,300
16,673	OFG Bancorp	748,950
44,510	Old National Bancorp	830,556
4,822	Preferred Bank	386,966
6,350	QCR Holdings, Inc.	470,091
15,706	RBB Bancorp(a)	361,552
9,983	South Plains Financial, Inc.(a)	338,623
3,700	UMB Financial Corp.	388,907
17,290	Univest Financial Corp.(a)	486,541
4,540	Western Alliance Bancorp	392,665
3,469	Wintrust Financial Corp.	376,491
7,390	Zions Bancorp.	348,956
		14,972,034
	Biotech & Pharma — 0.38%
21,300	Innoviva, Inc.(a)	411,303

	Building Products — 2.42%
6,501	Apogee Enterprises, Inc.	455,168
1,870	Griffon Corp.	130,900
26,670	Masterbrand, Inc.(a)	494,462
3,865	Owens Corning	682,249
6,629	UFP Industries, Inc.	869,790
		2,632,569
	Cable & Satellite — 0.30%
15,380	Liberty Global Ltd.(a)	324,672

	Chemicals — 1.42%
3,380	Cabot Corp.	377,782
3,850	CF Industries Holdings, Inc.	330,330
41,880	LSB Industries, Inc.(a)	336,715
2,590	Minerals Technologies, Inc.	200,026
35,960	Rayonier Advanced Materials, Inc.(a)	307,818
		1,552,671
Shares		Fair Value
COMMON STOCKS — (continued)
	Commercial Services & Supplies — 0.92%
30,408	Interface, Inc.	$576,840
31,522	Steelcase, Inc., Class A	425,232
		1,002,072
	Commercial Support Services — 0.67%
70,870	Acacia Research Corp.(a)	330,254
10,340	Heidrick & Struggles International, Inc.	401,813
		732,067
	Construction & Engineering — 2.26%
7,090	Argan, Inc.	719,138
7,480	Limbach Holdings, Inc.(a)	566,685
4,876	Sterling Construction Co., Inc.(a)	707,118
17,450	Tutor Perini Corp.(a)	473,942
		2,466,883
	Consumer Finance — 0.94%
12,438	Bread Financial Holdings, Inc.	591,800
8,739	Synchrony Financial	435,901
		1,027,701
	Consumer Staples Distribution & Retail — 0.41%
8,989	Andersons, Inc. (The)	450,708

	Containers & Packaging — 0.29%
6,000	Siligan Holdgins, Inc.	315,000

	Diversified Consumer Services — 1.43%
45,550	ADT, Inc.(a)	329,327
690	Graham Holdings Co., Class B	566,987
29,871	Perdoceo Education Corp.	664,330
		1,560,644
	Diversified Telecommunication Services — 0.74%
38,510	Liberty Latin America Ltd., Class A(a)	368,926
46,770	Liberty Latin America Ltd., Class C(a)	443,847
		812,773
	Electric Utilities — 2.14%
17,080	AES Corp.	342,625
11,040	Black Hills Corp.	674,765
8,889	Otter Tail Corp.	694,764
1,357	Portland General Electric Co.	65,000
12,530	TXNM Energy, Inc.	548,438
		2,325,592
	Electrical Equipment — 0.61%
2,987	Powell Industries, Inc.	663,084

	Electronic Equipment, Instruments & Components — 3.32%
6,560	Bel Fuse, Inc., Class B	515,026
10,490	Benchmark Electronics, Inc.	464,917
5,950	Eplus, Inc.(a)	585,123
1,824	Insight Enterprises, Inc.(a)	392,871
4,097	Jabil, Inc.	490,944
5,238	PC Connection, Inc.	395,102
9,030	ScanSource, Inc.(a)	433,711
2,920	TD SYNNEX Corp.	350,634
		3,628,328
	Energy Equipment & Services — 1.09%
27,820	Liberty Oilfield Services, Inc., Class A	531,084
46,240	Newpark Resources, Inc.(a)	320,443
43,590	ProPetro Holding Corp.(a)	333,899
		1,185,426
	Entertainment — 0.56%
17,517	Cinemark Holdings, Inc.(a)	487,674
8,107	Marcus Corp. (The)(a)	122,172
		609,846
	Equity Real Estate -Investment Trusts -(Reits) — 1.54%
16,690	American Assets Trust, Inc.	445,957
25,636	Essential Properties Realty Trust, Inc.	875,469
27,980	GEO Group, Inc. (The)(a)	359,543
		1,680,969
See accompanying notes to financial statements.	5

Sterling Capital Behavioral Small Cap Value Fund

Schedule of Investments (continued)

September 30, 2024

Shares		Fair Value
COMMON STOCKS — (continued)
	Financial Services — 4.01%
13,620	Banco Latinoamericano de Comercio Exterior SA, Class E	$442,514
15,937	Corebridge Financial, Inc.	464,723
12,824	Enact Holdings, Inc.	465,896
13,260	Jackson Financial Corp., Class A	1,209,710
14,017	MGIC Investment Corp.	358,835
11,529	Mr Cooper Group, Inc.(a)	1,062,743
10,668	Radian Group, Inc.	370,073
		4,374,494
	Food Products — 1.53%
8,300	Cal-Maine Foods, Inc.	621,172
21,975	Dole PLC	357,973
2,620	Ingredion, Inc.	360,067
7,140	Pilgrim's Pride Corp.(a)	328,797
		1,668,009
	Gas Utilities — 1.38%
2,560	Atmos Energy Corp.	355,098
5,515	National Fuel Gas Co.	334,264
11,680	Northwest Natural Holdings Co.	476,778
13,560	UGI Corp.	339,271
		1,505,411
	Health Care Equipment & Supplies — 2.02%
7,170	Inmode Ltd.(a)	121,532
4,882	Lantheus Holdings, Inc.(a)	535,799
11,400	Omnicell, Inc.(a)	497,040
80,981	OraSure Technologies, Inc.(a)	345,789
24,270	Tactile Systems Technology, Inc.(a)	354,585
21,790	Zimvie, Inc.(a)	345,807
		2,200,552
	Health Care Facilities & Services — 0.40%
37,910	MEDNAX, Inc.(a)	439,377

	Health Care Providers & Services — 3.43%
31,670	AdaptHealth Corp.(a)	355,654
3,321	Addus HomeCare Corp.(a)	441,793
4,100	Cross Country Healthcare, Inc.(a)	55,104
2,678	DaVita, Inc.(a)	439,005
4,810	Encompass Health Corp.	464,838
3,574	Ensign Group, Inc. (The)	514,013
10,133	Select Medical Holdings Corp.	353,338
3,313	Tenet Healthcare Corp.(a)	550,620
2,507	Universal Health Services, Inc., Class B	574,127
		3,748,492
	Health Care Reits — 1.52%
2,590	Alexandria Real Estate Equities, Inc.	307,563
12,360	LTC Properties, Inc.	453,488
1,780	National Health Investors, Inc.(a)	149,627
40,020	Sabra Health Care REIT, Inc.	744,772
		1,655,450
	Health Care Technology — 0.70%
15,290	HealthStream, Inc.(a)	440,964
33,280	Veradigm, Inc.(a)	322,816
		763,780
	Hotel & Resort Reits — 1.49%
39,939	Apple Hospitality REIT, Inc.	593,093
54,356	DiamondRock Hospitality Co.	474,528
20,825	Park Hotels & Resorts, Inc.	293,633
17,780	Xenia Hotels & Resorts, Inc.	262,611
		1,623,865
	Household Durables — 3.15%
10,390	KB Home	890,319
11,866	La-Z-Boy, Inc.	509,407
6,058	M/I Homes, Inc.(a)	1,038,099
2,080	Mohawk Industries, Inc.(a)	334,214
Shares		Fair Value
COMMON STOCKS — (continued)
	Household Durables — (continued)
4,334	Toll Brothers, Inc.	$669,560
		3,441,599
	Household Products — 0.59%
6,277	Central Garden & Pet Co.(a)	228,922
13,060	Central Garden & Pet Co., Class A(a)	410,084
		639,006
	Independent Power/Renewable Electricity Producers — 0.30%
10,110	Brookfield Renewable Corp.	330,193

	Industrial Intermediate Prod — 0.33%
17,270	Mayville Engineering Co., Inc.(a)	364,052

	Industrial Reits — 0.68%
5,532	Innovative Industrial Properties, Inc.	744,607

	Industrial Support Services — 0.36%
7,290	DXP Enterprises, Inc.(a)	388,994

	Insurance — 5.97%
5,380	Ambac Financial Group, Inc.(a)	60,310
3,290	Assured Guaranty Ltd.	261,621
5,735	Axis Capital Holdings Ltd.	456,563
7,119	Brighthouse Financial, Inc.(a)	320,569
7,060	CAN Financial Corp.	345,516
18,210	CNO Financial Group, Inc.	639,170
8,843	Employers Holdings, Inc.	424,199
850	Everest Group, Ltd.	333,056
22,270	Fidelis Insurance Holdings Ltd.	402,196
3,230	HCI Group, Inc.(a)	345,804
9,560	Lincoln National Corp.	301,236
12,550	Old Republic International Corp.	444,521
1,831	Reinsurance Group of America, Inc.	398,920
2,085	RenaissanceRe Holdings, Ltd.	567,954
30,530	United Insurance Holdings Corp.(a)	344,073
17,920	Universal Insurance Holdings, Inc.(a)	397,107
7,977	Unum Group	474,153
		6,516,968
	Interactive Media & Services — 0.20%
6,238	Yelp, Inc.(a)	218,829

	Leisure Facilities & Services — 0.64%
26,290	El Pollo Loco Holdings, Inc.(a)	360,173
4,220	Monarch Casino & Resort, Inc.	334,519
		694,692
	Machinery — 0.71%
10,517	Mueller Industries, Inc.	779,310

	Marine Transportation — 1.19%
30,830	Costamare, Inc.	484,648
5,726	Matson, Inc.	816,642
		1,301,290
	Media — 0.89%
34,200	Magnite, Inc.(a)	473,670
14,680	PubMatic, Inc., Class A(a)	218,292
8,699	Scholastic Corp.	278,455
		970,417
	Metals & Mining — 1.88%
2,007	Alpha Metallurgical Resources, Inc.	474,012
15,010	Constellium SE(a)	244,063
3,480	Kaiser Aluminum Corp.	252,370
5,705	Olympic Steel, Inc.	222,495
82,960	SSR Mining, Inc.	471,213
44,054	SunCoke Energy, Inc.	382,389
		2,046,542
	Mortgage Real Estate Investment -Trusts (Reits) — 1.06%
29,670	Franklin BSP Realty Trust, Inc.	387,490
28,750	PennyMac Mortgage Investment Trust	409,976
6	See accompanying notes to financial statements.

Sterling Capital Behavioral Small Cap Value Fund

Schedule of Investments (continued)

September 30, 2024

Shares		Fair Value
COMMON STOCKS — (continued)
	Mortgage Real Estate Investment -Trusts (Reits) — (continued)
31,784	Rithm Capital Corp.	$360,748
		1,158,214
	Multi-Utilities — 1.12%
15,240	Avista Corp.	590,550
11,110	NorthWestern Corp.	635,714
		1,226,264
	Office Reits (New) — 1.43%
12,438	Cousins Properties, Inc.	366,672
23,440	Equity Commonwealth(a)	466,456
11,734	Highwoods Properties, Inc.	393,206
8,708	Kilroy Realty Corp.	337,000
		1,563,334
	Oil & Gas Producers — 1.95%
20,780	Antero Midstream Corp.	312,739
22,640	CNX Resources Corp.(a)	737,385
16,570	Excelerate Energy, Inc., Class A(a)	364,706
29,510	SandRidge Energy, Inc.(a)	360,907
61,980	VAALCO Energy, Inc.	355,765
		2,131,502
	Oil, Gas & Consumable Fuels — 3.57%
21,720	Ardmore Shipping Corp.	393,132
930	CONSOL Energy, Inc.(a)	97,325
9,873	International Seaways, Inc.	509,052
13,350	Magnolia Oil & Gas Corp., Class A	326,007
19,410	Permian Resources Corp.	264,170
8,460	Scorpio Tankers, Inc.	603,197
15,935	SM Energy Co.	636,921
9,786	Teekay Tankers Ltd., Class A	570,035
16,160	World Fuel Services Corp.	499,506
		3,899,345
	Paper & Forest Products — 0.52%
6,560	Sylvamo Corp.	563,176

	Passenger Airlines — 0.85%
1,333	Copa Holdings SA, Class A	125,089
9,474	SkyWest, Inc.(a)	805,479
		930,568
	Pharmaceuticals — 2.24%
9,279	Amphastar Pharmaceuticals, Inc.(a)	450,311
8,920	Harmony Biosciences Holdings, Inc.(a)	356,800
2,996	Jazz Pharmaceuticals PLC(a)	333,784
15,000	Organon & Co.	286,950
18,260	Phibro Animal Health Corp., Class A(a)	411,215
11,400	Royalty Pharma PLC, Class A	322,506
24,822	Viatris, Inc.	288,183
		2,449,749
	Professional Services — 0.35%
18,070	Kelly Services, Inc., Class A(a)	386,879

	Publishing & Broadcasting — 0.25%
16,010	Thryv Holdings Inc.(a)	275,852

	Real Estate Management & Development — 0.91%
34,040	DigitalBridge Group, Inc.	480,985
15,130	Forestar Group, Inc.(a)	489,758
999	RMR Group, Inc. (The), Class A(a)	25,355
		996,098
	Reit — 0.96%
22,780	Alexander & Baldwin, Inc.	437,376
20,040	COPT Defense Properties	607,813
		1,045,189
	Renewable Energy — 0.34%
7,950	REX American Resources Corp.(a)	368,006

	Retail - Discretionary — 0.32%
16,520	Kohl's Corp.	348,572
Shares		Fair Value
COMMON STOCKS — (continued)
	Retail Reits — 0.58%
27,078	Kimco Realty Corp.	$628,751

	Semiconductors & Semiconductor Equipment — 0.92%
14,936	Amkor Technology, Inc.	457,042
21,920	Photronics, Inc.(a)	542,739
		999,781
	Software — 1.30%
25,233	Adeia, Inc.	300,525
15,920	Consensus Cloud Solutions, Inc.(a)	374,916
2,847	InterDigital, Inc.	403,220
11,020	RingCentral, Inc., Class A(a)	348,563
		1,427,224
	Specialized Reits — 2.27%
6,855	EPR Properties(a)	336,169
6,410	Gaming and Leisure Properties, Inc.	329,795
20,630	Safehold, Inc.	541,125
126,979	Uniti Group, Inc.	716,162
16,940	VICI Properties, Inc.	564,271
		2,487,522
	Specialty Finance — 0.98%
43,530	AG Mortgage Investment Trust, Inc.	326,910
26,530	Chimera Investment Corp.(a)	419,970
8,010	Dave, Inc.(a)	320,080
		1,066,960
	Specialty Retail — 1.92%
3,230	Abercrombie & Fitch Co., Class A(a)	451,877
25,260	American Eagle Outfitters, Inc.	565,571
13,830	Gap, Inc. (The)	304,952
8,710	Shoe Carnival, Inc.	381,934
10,240	Urban Outfitters, Inc.(a)	392,294
		2,096,628
	Steel — 0.67%
8,900	Universal Stainless & Alloy Products, Inc.(a)	343,807
11,530	Worthington Steel, Inc.	392,135
		735,942
	Technology Hardware — 0.47%
49,020	Cricut, Inc.(a)	339,709
13,330	Daktronics, Inc.(a)	172,090
		511,799
	Technology Hardware, Storage & Peripherals — 0.06%
6,380	Xerox Holdings Corp.	66,224

	Telecommunications — 0.52%
22,770	EchoStar Corp., Class A(a)	565,152

	Textiles, Apparel & Luxury Goods — 1.20%
3,610	Carter's, Inc.	234,578
4,090	Columbia Sportswear Co.	340,247
13,872	G-III Apparel Group Ltd.(a)	423,373
4,680	Skechers U.S.A., Inc., Class A(a)	313,186
		1,311,384
	Trading Companies & Distributors — 1.92%
5,298	BlueLinx Holdings, Inc.(a)	558,515
8,215	Boise Cascade Co.	1,158,151
29,210	NOW, Inc.(a)	377,685
		2,094,351
	Wireless Telecommunication Services — 0.17%
8,060	Telephone & Data Systems, Inc.	187,395
	Total Common Stocks
	(Cost $85,958,845)	108,291,593
See accompanying notes to financial statements.	7

Sterling Capital Behavioral Small Cap Value Fund

Schedule of Investments (continued)

September 30, 2024

Shares		Fair Value
MONEY MARKET FUNDS — 0.73%

800,314	Federated Treasury Obligations Fund, Institutional Shares, 4.81%(b)	$800,314

	Total Money Market Funds
	(Cost $800,314)	800,314

Total Investments— 99.94%
(Cost $86,759,159)		109,091,907
Other Assets in Excess of Liabilities— 0.06%		65,395
NET ASSETS — 100.00%		$109,157,302

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

8	See accompanying notes to financial statements.

Sterling Capital Special Opportunities Fund

Schedule of Investments

September 30, 2024

Shares		Fair Value
COMMON STOCKS — 99.89%
	Asset Management — 1.49%
51,547	Apollo Global Management, Inc.	$6,438,736

	Capital Markets — 5.87%
240,468	Charles Schwab Corp. (The)	15,584,731
18,985	S&P Global, Inc.	9,808,031
		25,392,762
	Communications Equipment — 2.12%
41,606	F5 Networks, Inc.(a)	9,161,641

	Construction Materials — 2.62%
122,530	CRH PLC	11,363,432

	Containers & Packaging — 2.13%
95,919	Crown Holdings, Inc.	9,196,714

	Entertainment — 3.35%
94,169	Take-Two Interactive Software, Inc.(a)	14,474,717

	Health Care Equipment & Supplies — 5.45%
55,528	Danaher Corp.	15,437,894
121,521	DexCom, Inc.(a)	8,146,768
		23,584,662
	Health Care Facilities & Services — 4.73%
35,024	UnitedHealth Group, Inc.	20,477,832

	Health Care Providers & Services — 2.87%
30,504	HCA Healthcare, Inc.	12,397,741

	Insurance — 2.71%
113,270	Brown & Brown, Inc.	11,734,772

	Interactive Media & Services — 3.98%
103,066	Alphabet, Inc., Class C	17,231,605

	Internet & Direct Marketing Retail — 4.77%
110,761	Amazon.com, Inc.(a)	20,638,097

	IT Services — 7.40%
160,712	Akamai Technologies, Inc.(a)	16,223,876
133,409	Global Payments, Inc.	13,663,750
29,063	Okta, Inc.(a)	2,160,543
		32,048,169
	Life Sciences Tools & Services — 3.50%
63,974	IQVIA Holdings, Inc.(a)	15,159,919

	Machinery — 1.11%
11,478	Deere & Co.	4,790,114

	Oil & Gas Producers — 3.69%
175,281	ONEOK, Inc.	15,973,358

	Pharmaceuticals — 5.52%
1,326,280	Teva Pharmaceutical Industries Ltd. - ADR(a)	23,899,565

	Professional Services — 1.02%
16,454	Verisk Analytics, Inc.	4,409,014

	Real Estate Management & Development — 1.98%
68,675	CBRE Group, Inc., Class A(a)	8,548,664

	Semiconductors — 9.93%
241,553	Coherent Corp.(a)	21,476,477
298,172	Marvell Technology, Inc.	21,504,165
		42,980,642
	Semiconductors & Semiconductor Equipment — 4.13%
81,586	NVIDIA Corp.	9,907,804
33,179	NXP Semiconductors N.V.	7,963,292
		17,871,096
	Software — 12.58%
19,254	Intuit, Inc.	11,956,734
54,083	Microsoft Corp.	23,271,914
112,537	Oracle Corp.	19,176,305
		54,404,953
Shares		Fair Value
COMMON STOCKS — (continued)
	Technology Services — 3.63%
57,063	Visa, Inc., Class A	$15,689,472

	Wireless Telecommunication Services — 3.31%
69,356	T-Mobile US, Inc.	14,312,304
	Total Common Stocks
	(Cost $250,124,169)	432,179,981

Shares		Fair Value
MONEY MARKET FUNDS — 0.21%

905,139	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.81%(b)	905,139

	Total Money Market Funds
	(Cost $905,139)	905,139

Total Investments— 100.10%
(Cost $251,029,308)		433,085,120
Liabilities in Excess of Other Assets — (0.10)%		(443,741)
NET ASSETS — 100.00%		$432,641,379

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

See accompanying notes to financial statements.	9

Sterling Capital Equity Income Fund

Schedule of Investments

September 30, 2024

Shares		Fair Value
COMMON STOCKS — 97.22%
	Beverages — 4.25%
473,054	PepsiCo, Inc.	$80,442,833

	Biotechnology — 4.14%
397,151	AbbVie, Inc.	78,429,379

	Capital Markets — 18.05%
183,196	Ameriprise Financial, Inc.	86,067,313
1,059,069	Charles Schwab Corp. (The)	68,638,262
55,129	Goldman Sachs Group, Inc. (The)	27,294,919
1,141,857	Nasdaq, Inc.	83,366,980
621,409	Raymond James Financial, Inc.	76,097,746
		341,465,220
	Containers & Packaging — 3.81%
326,684	Avery Dennison Corp.	72,118,760

	Food Products — 4.93%
485,878	Hershey Co. (The)	93,181,681

	Health Care Equipment & Supplies — 1.71%
283,888	Abbott Laboratories	32,366,071

	Health Care Providers & Services — 10.26%
177,251	Elevance Health, Inc.	92,170,520
174,207	UnitedHealth Group, Inc.	101,855,349
		194,025,869
	Insurance — 8.53%
595,123	Aflac, Inc.	66,534,751
203,765	Marsh & McLennan Cos., Inc.	45,457,934
599,763	MetLife, Inc.	49,468,452
		161,461,137
	It Services — 0.59%
31,386	Accenture PLC, Class A	11,094,323

	Oil, Gas & Consumable Fuels — 2.52%
352,478	Valero Energy Corp.	47,595,104

	Pharmaceuticals — 3.02%
212,769	Johnson & Johnson	34,481,344
200,360	Merck & Co., Inc.	22,752,882
		57,234,226
	Professional Services — 7.94%
323,317	Automatic Data Processing, Inc.	89,471,513
372,980	Booz Allen Hamilton Corp.(a)	60,706,225
		150,177,738
	Semiconductors & Semiconductor Equipment — 8.15%
372,565	Analog Devices, Inc.	85,753,287
853,073	Microchip Technology, Inc.	68,493,231
		154,246,518
	Software — 4.52%
198,958	Microsoft Corp.	85,611,627

	Specialized Reits — 3.49%
1,226,557	CubeSmart	66,025,563

	Specialty Retail — 4.21%
196,888	Home Depot, Inc. (The)	79,779,018

	Textiles, Apparel & Luxury Goods — 0.53%
112,505	NIKE, Inc., Class B	9,945,442

	Tobacco — 3.42%
1,269,238	Altria Group, Inc.	64,781,908

	Trading Companies & Distributors — 3.15%
300,280	Exagen, Inc.	59,626,600

	Total Common Stocks
	(Cost $1,222,419,957)	1,839,609,017
Shares		Fair Value
MONEY MARKET FUNDS — 2.76%
52,282,780	Federated Treasury Obligations Fund, Institutional Shares, 4.83%(b)	$52,282,780

	Total Money Market Funds
	(Cost $52,282,780)	52,282,780

Total Investments— 99.98%
(Cost $1,274,702,737)		1,891,891,797
Other Assets in Excess of Liabilities— 0.02%		374,354
NET ASSETS — 100.00%		$1,892,266,151

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

10	See accompanying notes to financial statements.

Sterling Capital Behavioral International Equity Fund

Schedule of Investments

September 30, 2024

Shares		Fair Value
COMMON STOCKS — 98.37%
	Australia — 5.27%
80,585	Australia and New Zealand Banking Group Ltd.	$1,698,286
45,301	Computershare Ltd.	791,507
108,712	Fortescue Metals Group Ltd.	1,554,425
187,544	Origin Energy Ltd.	1,298,012
78,369	Westpac Banking Corp.	1,718,775
		7,061,005
	Austria — 1.55%
23,550	Erste Group Bank AG	1,291,434
18,586	OMV AG	793,853
		2,085,287
	Belgium — 2.76%
25,959	Ageas SA/N.V.	1,385,096
5,100	D'ieteren SA/NV	1,078,377
31,390	Solvay SA	1,230,295
		3,693,768
	Denmark — 1.96%
10,101	Carlsberg A/S, Class B(a)	1,203,235
9,540	Danske Bank A/S	287,094
6,946	Pandora A/S	1,143,705
		2,634,034
	Finland — 0.37%
30,505	Fortum Oyj(a)	502,529

	France — 13.06%
16,820	Amundi SA 144A(a)(b)	1,255,741
45,928	AXA SA	1,765,832
3,982	BNP Paribas SA	272,901
6,555	Capgemini SE	1,415,591
27,819	Carrefour SA	474,233
18,760	Cie de Saint-Gobain SA	1,707,012
52,574	Credit Agricole SA	803,449
11,912	Eiffage SA	1,149,155
72,763	Engie SA	1,257,007
9,475	Ipsen SA(a)	1,165,781
70,912	Orange SA	812,081
25,212	Renault SA	1,094,551
9,901	Sanofi SA	1,134,409
8,222	Sodexo SA(a)	674,257
43,945	STMicroelectronics N.V.	1,304,013
104,000	Vivendi SA	1,202,004
		17,488,017
	Germany — 8.83%
45,934	Bayer AG(a)	1,550,995
86,993	Deutsche Bank AG	1,501,189
69,617	Deutsche Telekom AG	2,045,643
35,863	Fresenius SE & Co. KGaA(a)	1,366,875
13,399	HeidelbergCement AG	1,456,121
14,276	Henkel AG & Co. KGaA	1,341,604
24,525	Mercedes-Benz Group AG	1,584,936
30,081	Traton SE	984,725
		11,832,088
	Hong Kong — 2.86%
247,340	CK Hutchingson Holdings Ltd.	1,422,261
382,552	Henderson Land Development Co. Ltd.(a)	1,220,448
30,600	Jardine Matheson Holdings Ltd.(a)	1,193,400
		3,836,109
	Israel — 2.48%
14,525	Azrieli Group Ltd.(a)	1,010,591
4,667	Check Point Software Technologies Ltd.(a)	899,844
78,886	Teva Pharmaceutical Industries Ltd. - ADR(a)	1,421,526
		3,331,961
	Italy — 4.70%
176,176	Enel SpA	1,407,486
426,996	Intesa Sanpaolo SpA	1,824,515
Shares		Fair Value
COMMON STOCKS — (continued)
	Italy — (continued)
87,393	Poste Italiane SpA	$1,225,117
41,854	UniCredit SpA	1,834,520
		6,291,638
	Japan — 23.24%
164,000	Asahi Kasei Corp.	1,234,636
14,500	Central Japan Railway Co.(a)	334,643
500	Disco Corp.	130,423
268,200	ENEOS Holdings, Inc.	1,453,103
189,800	Idemitsu Kosan Co. Ltd.	1,357,554
80,800	Inpex Corp.	1,089,514
83,200	Isuzu Motors Ltd.	1,117,823
35,147	ITOCHU Corp.	1,877,605
23,500	Japan Tobacco, Inc.	683,294
79,000	JFE Holdings, Inc.	1,054,525
78,300	Kawasaki Kisen Kaisha Ltd.	1,206,166
49,500	Komatsu Ltd.	1,365,921
36,700	Makita Corp.(a)	1,236,143
70,065	Marubeni Corp.(a)	1,140,735
185,100	Mitsubishi Chemical Group Corp.(a)	1,183,429
72,546	Mitsui & Co. Ltd.	1,604,113
19,700	Nippon Steel Corp.	438,341
39,600	Nippon Yusen KK	1,438,247
79,900	Ono Pharmaceutical Co., Ltd.	1,062,646
7,800	Otsuka Corp.	192,334
15,700	Otsuka Holdings Co., Ltd.	882,958
146,800	Panasonic Holdings Corp.	1,269,594
87,314	Renesas Electronics Corp.	1,263,007
89,700	Shionogi & Co., Ltd.	1,281,607
53,100	Subaru Corp.	916,989
56,285	Sumitomo Corp.	1,250,821
73,200	Sumitomo Electric Industries Ltd.(a)	1,169,112
18,700	Suzuki Motor Corp.	207,200
3,500	Tokyo Electron Ltd.	615,864
60,400	Toyota Tsusho Corp.	1,086,338
		31,144,685
	Netherlands — 3.65%
67,443	ABN AMRO Bank N.V.	1,216,918
25,041	Koninklijke Ahold Delhaize N.V.	865,185
42,370	Koninklijke Philips N.V.	1,387,958
28,712	NN Group NV	1,431,603
		4,901,664
	Norway — 0.66%
43,067	DNB Bank ASA	883,227

	Singapore — 1.65%
51,000	Jardine Cycle & Carriage Ltd.(a)	1,095,247
210,600	Singapore Airlines, Ltd.	1,114,294
		2,209,541
	Spain — 3.00%
150,295	Banco Bilbao Vizcaya Argentaria SA	1,624,612
232,183	CaixBank SA	1,386,738
207,657	Telefónica S.A.	1,016,435
		4,027,785
	Sweden — 3.82%
39,929	Essity AB, Class B	1,246,067
104,736	Securitas AB, Class B	1,329,473
59,014	Swedbank SB, Class A(a)	1,251,209
172,175	Telefonaktiebolaget LM Ericsson, Class B	1,300,797
		5,127,546
	Switzerland — 7.27%
7,326	Cie Financiere Richemont SA	1,158,240
18,070	Holcim Ltd.(a)	1,762,802
21,650	Julius Baer Group, Ltd.	1,302,121
27,151	Novartis AG	3,116,767

See accompanying notes to financial statements.	11

Sterling Capital Behavioral International Equity Fund

Schedule of Investments (continued)

September 30, 2024

Shares		Fair Value
COMMON STOCKS — (continued)
	Switzerland — (continued)
2,915	Roche Holding AG	$932,056
10,745	Swiss Re AG	1,481,675
		9,753,661
	United Kingdom — 11.24%
31,070	3i Group PLC	1,372,904
195,775	Aviva PLC	1,265,817
50,904	British American Tobacco PLC	1,853,900
81,692	GSK PLC	1,656,340
49,175	Imperial Brands PLC	1,428,669
10,766	Next PLC	1,408,022
56,200	Shell PLC	1,821,738
337,868	Tesco PLC	1,620,339
1,394,274	Vodafone Group PLC	1,398,841
121,903	WPP PLC	1,243,885
		15,070,455
	Total Common Stocks
	(Cost $110,884,783)	131,875,000

MONEY MARKET FUNDS — 0.75%
1,002,032	Federated Treasury Obligations Fund, Institutional Shares, 4.81%(c)	1,002,032

Total
(Cost $1,002,032)		1,002,032

Total Investments — 99.12%
(Cost $111,886,815)		132,877,032
Other Assets in Excess of Liabilities— 0.88%		1,174,101
NET ASSETS — 100.00%		$134,051,133

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. Sterling Capital Management LLC ( “the Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Represents the current yield as of report date.

12	See accompanying notes to financial statements.

Sterling Capital Mid Cap Relative Value Fund

Schedule of Investments

September 30, 2024

Shares		Fair Value
COMMON STOCKS — 98.63%
	Automobile Components — 1.37%
4,904	Dorman Products, Inc.(a)	$554,740

	Banks — 5.69%
6,825	East West Bancorp, Inc.	564,701
28,994	Huntington Bancshares, Inc.	426,212
5,629	UMB Financial Corp.	591,663
6,645	Wintrust Financial Corp.	721,181
		2,303,757
	Building Products — 4.36%
3,915	Carlisle Cos., Inc.	1,760,771

	Capital Markets — 2.11%
1,818	Ameriprise Financial, Inc.	854,115

	Chemicals — 3.86%
11,783	Avient Corp.	592,921
6,472	Westlake Corp.	972,676
		1,565,597
	Communications Equipment — 1.34%
8,841	Ciena Corp.(a)	544,517

	Construction & Engineering — 2.71%
8,913	MasTec, Inc.(a)	1,097,190

	Consumer Staples Distribution & Retail — 8.33%
7,534	BJ's Wholesale Club Holdings, Inc.(a)	621,404
3,949	Casey's General Stores, Inc.	1,483,679
16,225	Performance Food Group Co.(a)	1,271,553
		3,376,636
	Containers & Packaging — 5.36%
5,271	Avery Dennison Corp.	1,163,626
14,801	Berry Global Group, Inc.	1,006,172
		2,169,798
	Electrical Equipment — 2.74%
15,824	nVent Electric PLC	1,111,794

	Electronic Equipment, Instruments & Components — 4.36%
5,710	Arrow Electronics, Inc.(a)	758,459
4,437	CDW Corp.	1,004,094
		1,762,553
	Entertainment — 2.19%
5,773	Take-Two Interactive Software, Inc.(a)	887,368

	Financial Services — 3.87%
8,727	Fiserv, Inc.(a)	1,567,806

	Gas Utilities — 2.54%
13,980	Southwest Gas Corp.	1,031,165

	Health Care Equipment & Supplies — 1.29%
2,176	Becton Dickinson and Co.	524,634

	Health Care Reits — 1.93%
42,126	Sabra Health Care REIT, Inc.	783,965

	Household Durables — 1.95%
5,520	PulteGroup, Inc.	792,286

	Industrial Reits — 2.36%
5,106	EastGroup Properties, Inc.	953,903

	Insurance — 5.53%
5,321	American Financial Group, Inc.	716,207
11,180	First American Financial Corp.	737,992
5,321	Hanover Insurance Group, Inc. (The)	788,093
		2,242,292
	Life Sciences Tools & Services — 6.43%
3,008	ICON PLC(a)	864,228
6,475	Revvity, Inc.	827,181
1,474	Thermo Fisher Scientific, Inc.	911,773
		2,603,182
Shares		Fair Value
COMMON STOCKS — (continued)
	Machinery — 2.04%
8,252	Oshkosh Corp.	$826,933

	Multi-Utilities — 2.69%
31,372	Nisource, Inc.	1,087,040

	Oil, Gas & Consumable Fuels — 5.64%
27,835	Coterra Energy, Inc.	666,648
3,891	Diamondback Energy, Inc.	670,808
7,220	Phillips 66	949,070
		2,286,526
	Professional Services — 4.29%
3,446	CACI International, Inc., Class A(a)	1,738,714

	Residential Reits — 1.97%
5,027	Mid-America Apartment Communities, Inc.	798,790

	Retail Reits — 1.65%
24,067	Brixmor Property Group, Inc.	670,507

	Semiconductors & Semiconductor Equipment — 0.91%
3,742	Skyworks Solutions, Inc.	369,597

	Software — 3.61%
3,627	Commvault Systems, Inc.(a)	558,014
5,012	PTC, Inc.(a)	905,468
		1,463,482
	Specialized Reits — 1.77%
4,423	Digital Realty Trust, Inc.	715,774

	Trading Companies & Distributors — 3.74%
1,873	United Rentals, Inc.	1,516,624

	Total Common Stocks
	(Cost $17,136,027)	39,962,056

Shares		Fair Value
MONEY MARKET FUNDS — 1.36%
550,915	Federated Treasury Obligations Fund, Institutional Shares, 4.81%(b)	550,915

	Total Money Market Funds
	(Cost $550,915)	550,915

Total Investments— 99.99%
(Cost $17,686,942)		40,512,971
Other Assets in Excess of Liabilities— 0.01%		5,319
NET ASSETS — 100.00%		$40,518,290

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying notes to financial statements.	13

Sterling Capital Real Estate Fund

Schedule of Investments

September 30, 2024

Shares		Fair Value
COMMON STOCKS — 99.02%
	Equity Real Estate -Investment Trusts -(Reits) — 2.21%
49,102	Essential Properties Realty Trust, Inc.	$1,676,833

	Health Care Reits — 14.69%
15,723	Alexandria Real Estate Equities, Inc.	1,867,106
96,533	Sabra Health Care REIT, Inc.	1,796,479
47,311	Ventas, Inc.	3,034,054
34,601	Welltower, Inc.	4,429,967
		11,127,606
	Hotel & Resort Reits — 2.98%
34,294	Apple Hospitality REIT, Inc.	509,266
16,334	Ryman Hospitality Properties, Inc.	1,751,658
		2,260,924
	Industrial Reits — 13.10%
11,832	EastGroup Properties, Inc.	2,210,454
32,078	First Industrial Realty Trust, Inc.	1,795,726
46,882	Prologis, Inc.	5,920,260
		9,926,440
	Office Reits (New) — 1.48%
33,425	Highwoods Properties, Inc.	1,120,072

	Real Estate Management & Development — 1.32%
12,941	Howard Hughes Holdings, Inc.(a)	1,002,022

	Residential Reits — 16.87%
12,944	Camden Property Trust	1,598,972
9,010	Essex Property Trust, Inc.	2,661,734
74,134	Invitation Homes, Inc.	2,613,965
15,098	Mid-America Apartment Communities, Inc.	2,399,072
22,269	NexPoint Residential Trust, Inc.	980,059
55,743	UDR, Inc.	2,527,388
		12,781,190
	Retail Reits — 11.88%
74,790	Brixmor Property Group, Inc.	2,083,649
37,352	InvenTrust Properties Corp.(a)	1,059,676
90,898	Kite Realty Group Trust	2,414,251
58,766	NETSTREIT Corp.(a)	971,402
74,448	Tanger Factory Outlet Centers, Inc.	2,470,185
		8,999,163
	Specialized Reits — 34.49%
30,511	American Tower Corp., Class A	7,095,637
44,763	CubeSmart	2,409,592
30,495	Digital Realty Trust, Inc.	4,935,006
3,916	Equinix, Inc.	3,475,959
17,374	Extra Space Storage, Inc.	3,130,621
9,777	SBA Communications Corp., Class A	2,353,324
81,565	VICI Properties, Inc.	2,716,930
		26,117,069
	Total Common Stocks
	(Cost $40,093,646)	75,011,319

Shares		Fair Value
MONEY MARKET FUNDS — 0.78%
590,532	Federated Treasury Obligations Fund, Institutional Shares, 4.81%(b)	590,532

	Total Money Market Funds
	(Cost $590,532)	590,532

Total Investments— 99.80%
(Cost $40,684,178)		75,601,851
Other Assets in Excess of Liabilities— 0.20%		151,961
NET ASSETS — 100.00%		$75,753,812

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

14	See accompanying notes to financial statements.

Sterling Capital Small Cap Value Fund

Schedule of Investments

September 30, 2024

Shares		Fair Value
COMMON STOCKS — 98.65%
	Aerospace & Defense — 4.29%
42,006	Moog, Inc., Class A	$8,486,052

	Automobile Components — 2.29%
28,065	Dorman Products, Inc.(a)	3,174,713
165,802	Garret Motion, Inc.(a)	1,356,260
		4,530,973
	Banks — 12.61%
76,739	Columbia Banking System, Inc.	2,003,655
76,054	Community Bank System, Inc.	4,416,457
94,014	Glacier Bancorp, Inc.	4,296,440
122,812	Old National Bancorp	2,291,672
54,300	United Bankshares, Inc.	2,014,530
80,768	Webster Financial Corp.	3,764,596
56,410	Wintrust Financial Corp.	6,122,178
		24,909,528
	Capital Markets — 2.24%
24,894	Affiliated Managers Group, Inc.	4,426,153

	Chemicals — 3.19%
125,126	Avient Corp.	6,296,340

	Construction & Engineering — 3.39%
54,498	MasTec, Inc.(a)	6,708,704

	Consumer Staples Distribution & Retail — 9.42%
75,143	BJ's Wholesale Club Holdings, Inc.(a)	6,197,795
19,696	Casey's General Stores, Inc.	7,399,984
64,185	Performance Food Group Co.(a)	5,030,178
		18,627,957
	Electric Utilities — 2.25%
92,920	Portland General Electric Co.	4,450,868

	Electrical Equipment — 2.76%
53,410	EnerSys	5,450,491

	Electronic Equipment, Instruments & Components — 7.71%
62,412	Belden, Inc.	7,310,317
51,616	Crane NXT Co.	2,895,658
51,300	Eplus, Inc.(a)	5,044,842
		15,250,817
	Entertainment — 1.70%
21,902	Take-Two Interactive Software, Inc.(a)	3,366,556

	Gas Utilities — 2.29%
61,390	Southwest Gas Corp.	4,528,126

	Household Durables — 4.66%
78,552	Ethan Allen Interiors, Inc.	2,505,023
32,682	Meritage Homes Corp.	6,702,098
		9,207,121
	Industrial Reits — 3.08%
108,778	First Industrial Realty Trust, Inc.	6,089,393

	Insurance — 5.89%
41,931	Hanover Insurance Group, Inc. (The)	6,210,400
58,069	Selective Insurance Group, Inc.	5,417,838
		11,628,238
	Life Sciences Tools & Services — 2.35%
15,502	West Pharmaceutical Services, Inc.	4,653,080

	Machinery — 6.24%
45,206	Crane Co.	7,155,206
51,461	Oshkosh Corp.	5,156,907
		12,312,113
	Office Reits (New) — 1.55%
91,522	Highwoods Properties, Inc.	3,066,902

	Oil, Gas & Consumable Fuels — 3.51%
16,769	Chord Energy Corp.	2,183,827
40,841	Matador Resources Co.	2,018,362
Shares		Fair Value
COMMON STOCKS — (continued)
	Oil, Gas & Consumable Fuels — (continued)
77,332	Northern Oil and Gas, Inc.	$2,738,326
		6,940,515

	Professional Services — 4.10%
16,056	CACI International, Inc., Class A(a)	8,101,215

	Retail Reits — 1.56%
92,851	Tanger Factory Outlet Centers, Inc.	3,080,796

	Semiconductors & Semiconductor Equipment — 3.94%
64,533	ON Semiconductor Corp.(a)	4,685,741
30,066	Qorvo, Inc.(a)	3,105,818
		7,791,559
	Software — 2.97%
32,444	PTC, Inc.(a)	5,861,333

	Trading Companies & Distributors — 4.66%
11,231	Herc Holdings, Inc.	1,790,558
9,165	United Rentals, Inc.	7,421,176
		9,211,734
	Total Common Stocks
	(Cost $54,568,773)	194,976,564

Shares		Fair Value
MONEY MARKET FUNDS — 1.34%
2,653,604	Federated Treasury Obligations Fund, Institutional Shares, 4.81%(b)	2,653,604

	Total Money Market Funds
	(Cost $2,653,604)	2,653,604

Total Investments— 99.99%
(Cost $57,222,377)		197,630,168

Other Assets in Excess of Liabilities— 0.01%		19,535

NET ASSETS — 100.00%		$197,649,703

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying notes to financial statements.	15

Sterling Capital Ultra Short Bond Fund

Schedule of Investments

September 30, 2024

Principal Amount		Fair Value
CORPORATE BONDS — 47.15%
	AEROSPACE & DEFENSE — 0.86%
$250,000	Boeing Co. (The), 2.60%, 10/30/25	$243,042

	ASSET MANAGEMENT — 2.64%
250,000	Blackstone Private Credit Fund, 2.70%, 1/15/25	248,149
200,000	Blue Owl Credit Income Corp., 5.50%, 3/21/25	199,820
300,000	UBS Group AG, 2.19%, 6/05/26 (SOFR + 204.40 bps)(a)(b)	294,481
		742,450
	AUTOMOTIVE — 1.70%
250,000	General Motors Financial Co., Inc., 5.46%, 10/15/24 (SOFR + 62 bps)(b)	250,029
230,000	Ford Motor Credit Co., LLC, 2.30%, 2/10/25	227,421
		477,450
	BANKS — 7.96%
325,000	Citigroup, Inc., 5.53%, 10/30/24 (SOFR + 68.6 bps)(b)(c)	325,151
270,000	BNP Paribas SA, 3.38%, 1/09/25(a)	268,536
250,000	Manufacturers & Traders Trust Co., 2.90%, 2/06/25	247,903
250,000	ABN AMRO Bank N.V., 4.75%, 7/28/25(a)	248,881
250,000	Fifth Third Bank NA, 5.85%, 10/27/25	250,083
250,000	HSBC Holdings PLC, 2.63%, 11/07/25 (TSFR3M + 140.161 bps)(b)	249,251
250,000	Citizens Bank NA, 5.28%, 1/26/26 (SOFR +102 bps)(b)	249,788
400,000	Wells Fargo & Co., 3.91%, 4/25/26(b)	397,450
		2,237,043
	BEVERAGES — 0.89%
250,000	Constellation Brands, Inc., 4.75%, 11/15/24	249,751

	CAPITAL MARKETS — 6.15%
250,000	FS KKR Capital Corp., 1.65%, 10/12/24	249,590
250,000	Ares Capital Corp., 4.25%, 3/01/25	248,910
250,000	Ares Capital Corp., 3.25%, 7/15/25	246,263
300,000	Blue Owl Capital Corp., 3.75%, 7/22/25	296,370
150,000	Macquarie Group Ltd., 5.55%, 10/14/25 (SOFR + 71 bps)(a)(b)	150,010
400,000	Morgan Stanley, 0.86%, 10/21/25(b)	398,947
140,000	Brightsphere Investment Group, Inc., 4.80%, 7/27/26	136,854
		1,726,944
	COMMERCIAL SERVICES & SUPPLIES — 0.77%
216,000	GFL Environmental, Inc., 5.13%, 12/15/26(a)(b)	215,471

	ELECTRIC UTILITIES — 2.97%
250,000	Niagara Mohawk Power Corp., 3.51%, 10/01/24(a)	250,001
250,000	FirstEnergy Transmission LLC, 4.35%, 1/15/25(a)	249,615
85,000	NextEra Energy Capital Holdings, Inc., Series K, 6.05%, 3/01/25	85,356
250,000	Puget Energy, Inc., 3.65%, 5/15/25	247,333
		832,305
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.89%
250,000	Keysight Technologies, Inc., 4.55%, 10/30/24	249,161

	HEALTH CARE FACILITIES & SERVICES — 1.07%
300,000	HCA, Inc., 5.38%, 2/01/25	300,096

	INSURANCE — 4.98%
300,000	Nationwide Mutual Insurance Co., 7.50%, 12/15/24 (US0003M + 229 bps)(a)(b)	300,510
250,000	CNO Global Funding, 1.65%, 1/06/25(a)	247,376
300,000	F&G Global Funding, 5.15%, 7/07/25(a)	299,884
250,000	Reliance Standard Life Global Funding II, 5.24%, 2/02/26(a)	251,180
300,000	Athene Global Funding, 2.19%, 8/27/26 (SOFRIX +103 bps)(a)(c)	299,911
		1,398,861

	METALS & MINING — 0.40%
107,000	Newmont Corp./ Newcrest Finance Pty Ltd., 5.30%, 3/15/26	111,312
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	MORTGAGE REAL ESTATE INVESTMENT -TRUSTS (REITS) — 0.77%
$225,000	Starwood Property Trust, Inc., 3.63%, 7/15/26(a)	$217,294

	MULTI-UTILITIES — 2.03%
303,000	DTE Energy Co., Series C, 2.53%, 10/01/24	303,000
271,000	Sempra Energy, 3.30%, 4/01/25	268,605
		571,605
	OIL & GAS PRODUCERS — 2.04%
158,000	DCP Midstream Operating LP, 5.38%, 7/15/25	158,392
175,000	NuStar Logistics LP, 5.75%, 10/01/25	175,269
250,000	Aker BP ASA, 2.00%, 7/15/26(a)	239,394
		573,055
	OIL, GAS & CONSUMABLE FUELS — 0.78%
220,000	Energy Transfer LP, 5.75%, 4/01/25	219,682

	REIT — 1.68%
250,000	VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(a)	247,898
225,000	SBA Tower Trust, 3.87%, 10/15/49(a)	224,845
		472,743
	SEMICONDUCTORS — 0.92%
260,000	Broadcom Corp./ Broadcom Cayman Fin Ltd., 3.13%, 1/15/25	258,482

	SOFTWARE — 0.91%
250,000	Concentrix Corp., 6.65%, 8/02/26	256,871

	SPECIALTY FINANCE — 3.40%
300,000	AerCap Ireland Capital DAC, 1.65%, 10/29/24(d)	299,159
108,000	Ladder Capital Finance Holdings LLLP, Class B, 5.25%, 10/01/25(a)	107,677
300,000	Avolon Holdings Funding Ltd., 5.50%, 1/15/26(a)	301,502
250,000	Capital One Financial Corp., 2.64%, 3/03/26 (SOFR + 129.00 bps)(b)	247,223
		955,561
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.06%
300,000	Hewlett Packard Enterprise Co., 5.90%, 10/01/24	300,000

	TELECOMMUNICATIONS — 0.22%
62,501	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC, 4.74%, 3/20/25(a)	62,338

	TRADING COMPANIES & DISTRIBUTORS — 0.88%
250,000	Air Lease Corp., 2.30%, 2/01/25(d)	247,504

	TRANSPORTATION & LOGISTICS — 1.18%
187,500	Delta Air Lines, Inc./ SkyMiles IP Ltd., 4.50%, 10/20/25(a)	186,384
148,000	United Airlines, Inc., 4.38%, 4/15/26(a)	145,746
		332,130
	Total (Cost $13,205,098)	13,251,151

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 38.15%
106,071	GM Financial Consumer Automobile Receivables, Series 1 , Class A4, 0.54%, 10/16/24	105,247
199,597	Carmax Auto Owner Trust 2023-3, Series 3 , Class A2A, 5.72%, 6/15/25	200,186
275,000	Hertz Vehicle Financing LLC, Series 1A , Class A, 1.21%, 12/26/25(a)	273,374
144,000	GM Financial Consumer Automobile Receivables, Series 4 , Class A4, 0.99%, 1/16/26	138,975
325,000	Carmax Select Receivables Trust 2024-A, Series A , Class A2A, 5.78%, 2/15/26	327,641
194,775	GreatAmerica Leasing Receivables Funding LLC, Series 1 , Class A2, 5.35%, 2/16/26(a)	195,214

16	See accompanying notes to financial statements.

Sterling Capital Ultra Short Bond Fund

Schedule of Investments (continued)

September 30, 2024

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$283,000	Mercedes-Benz Auto Lease Trust 2024-A, Series A , Class A2B, 5.76%, 2/17/26 (SOFR30A + 42 bps)(b)	$283,066
475,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A , Class A, 2.36%, 3/20/26(a)	471,763
300,000	World Omni Select Auto Trust 2024-A, Series A , Class A2A, 5.37%, 5/15/26	302,054
47,199	World Omni Auto Receivables Trust, Series B , Class A3, 0.42%, 6/15/26	46,792
117,816	CarMax Auto Owner Trust, Series 4 , Class A4, 0.63%, 6/15/26	117,013
173,145	Freddie Mac, Series 4213 , Class GV, 3.50%, 6/15/26	172,267
251,767	World Omni Auto Receivables Trust, Series C , Class A4, 0.61%, 10/15/26	251,297
162,146	AmeriCredit Automobile Receivables Trust, Series 2 , Class B, 0.69%, 1/19/27	160,835
99,273	Fannie Mae, Series 140 , Class BH, 2.50%, 1/25/27	97,744
149,705	Santander Drive Auto Receivables Trust, Series 1 , Class A2, 5.71%, 2/16/27	150,088
240,356	Santander Drive Auto Receivables Trust, Series 5 , Class B, 4.43%, 3/15/27	239,917
87,435	World Omni Select Auto Trust, Series A , Class A2A, 5.92%, 3/15/27	87,618
200,000	Ford Credit Floorplan Master Owner Trust, Series 1 , Class A2, 6.09%, 4/15/27 (SOFR30A + 75 bps)(a)(b)	199,999
79,355	GM Financial Consumer Automobile Receivables, Series 3 , Class A3, 3.64%, 4/16/27	78,925
14,574	Enterprise Fleet Financing, Series 2 , Class A2, 0.48%, 5/20/27(a)	14,504
350,000	Ford Credit Auto Owner Trust 2022-A, Series A , Class B, 1.91%, 7/15/27	338,587
107,884	Santander Drive Auto Receivables Trust, Series 5 , Class A2, 6.31%, 7/15/27	108,221
350,000	Wheels Fleet Lease Funding 1 LLC, Series 1A , Class A2, 5.84%, 8/18/27 (TSFR1M + 83 bps)(a)(b)	350,420
147,751	OneMain Direct Auto Receivables Trust, Series 1A , Class A, 3.63%, 9/14/27(a)	146,726
100,000	OneMain Financial Issuance Trust 2021-1, Series 1A , Class A2, 6.10%, 9/14/27 (SOFR30A + 76 bps)(a)(b)	100,049
350,000	GreatAmerica Leasing Receivables Funding LLC, Series 2 , Class B, 1.31%, 9/15/27(a)	337,937
408,329	Chesapeake Funding II LLC, Series 1A , Class A1, 5.52%, 9/15/27(a)	413,108
547,000	Enterprise Fleet Financing, Series 1 , Class A3, 3.27%, 1/20/28(a)	539,328
400,000	AmeriCredit Automobile Receivables Trust 2024-1, Series 1 , Class A2A, 5.75%, 2/18/28	402,037
395,000	Synchrony Card Funding LLC, Series A1 , Class A, 3.37%, 4/15/28	392,039
300,000	PFS Financing Corp., Series C , Class A, 6.14%, 4/17/28(a) (c)	300,234
122,891	OneMain Direct Auto Receivables Trust, Series 1A , Class A, 0.87%, 7/14/28(a)	120,497
104,975	Enterprise Fleet Financing, Series 2 , Class A2, 4.65%, 5/21/29(a)	104,831
152,984	Freddie Mac, Series 4841 , Class PV, 4.50%, 11/01/29	152,358
300,000	ARI Fleet Lease Trust, Series A , Class A3, 3.43%, 1/15/31(a)	297,395
395,000	Ford Credit Auto Owner Trust, Series 1 , Class A, 2.04%, 8/15/31(a)	390,864
60,646	Chesapeake Funding II LLC, Series 1A , Class A1, 0.47%, 4/15/33(a)	60,347
275,000	Ford Credit Auto Owner Trust, Series 2 , Class A, 1.06%, 4/15/33(a)	265,399
Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$450,000	OneMain Financial Issuance Trust, Series 3A , Class A, 5.94%, 5/15/34(a)	$454,945
296,440	Fannie Mae, Series 80 , Class VM, 3.00%, 8/25/34	293,647
278,783	SMB Private Education Loan Trust, Series 2017-A , Class A2A, 2.88%, 9/15/34(a)	275,312
224,723	Fannie Mae , 6.84%, 7/01/36 (H15T1Y + 219.40 bps)(b)	232,579
122,200	OPG Trust, Series 2021-PORT , Class C, 6.04%, 10/15/36(a)	120,634
343,312	SMB Private Education Loan Trust, Series B , Class A2B, 6.21%, 6/15/37(a)(b)	343,164
132,350	Government National Mortgage Association, Series 144 , Class GA, 2.50%, 12/20/40	130,236
134,602	SMB Private Education Loan Trust 2024-C, Series C , Class A1B, 6.44%, 6/17/52 (SOFR30A + 110 bps)(a)	133,514
	Total (Cost $10,633,691)	10,718,927

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.88%
306,036	JPMBB Commercial Mortgage Securities Trust, 3.49%, 12/15/24	305,008
165,000	Freddie Mac Multifamily Structured Pass Through, Series K052, Class A2, 3.15%, 11/25/25	162,901
29	Citicorp Residential Mortgage Trust, STEP, Series 2007- 2, Class A6, 6.77%, 6/25/37	29
154,820	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 6.53%, 11/15/38(a)(b)	154,139
161,462	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 6.71%, 11/15/38(a)(b)	160,352
100,228	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 6.48%, 12/15/38(a)	99,351
9,522	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.93%, 9/15/47	9,500
391,000	Wells Fargo Commercial Mortgage Trust, Series LC18, Class A5, 3.41%, 12/15/47	388,895
400,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48	395,169
350,000	Wells Fargo Commercial Mortgage Trust, Series P2, Class A4, 3.81%, 12/15/48	346,103
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series C29, Class A4, 3.33%, 5/15/49	343,349
133,759	GS Mortgage Securities Trust 2015-GC30, Series GC30, Class A3, 3.12%, 5/10/50	132,686
28,200	WFRBS Commercial Mortgage Trust, Series C22, Class A5, 3.75%, 9/15/57	27,814
152,891	WFRBS Commercial Mortgage Trust, Series C23, Class A5, 3.92%, 10/15/57	152,350
100,000	Citigroup Commercial Mortgage Trust, Series GC33, Class A4, 3.78%, 9/10/58	98,515
	Total (Cost $2,733,675)	2,776,161

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 3.30%
425,000	United States Treasury Bill, 5.10%, 11/12/24	422,679
510,000	United States Treasury Note, 1.38%, 1/31/25	504,711
	Total (Cost $926,772)	927,390

See accompanying notes to financial statements.	17

Sterling Capital Ultra Short Bond Fund

Schedule of Investments (continued)

September 30, 2024

Shares		Fair Value
MONEY MARKET FUNDS — 0.92%
258,007	Federated Treasury Obligations Fund, Institutional Shares, 4.81%(e)	$258,007

	Total Money Market Funds
	(Cost $258,007)	258,007

Total Investments— 99.40%
(Cost $27,757,243)		27,931,636
Other Assets in Excess of Liabilities— 0.60%		167,749
NET ASSETS — 100.00%		$28,099,385

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2024. The maturity date reflected is the final maturity date.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2024 is $546,683, which represents 1.9% of net assets.
(e)	Represents the current yield as of report date.

18	See accompanying notes to financial statements.

Sterling Capital Short Duration Bond Fund

Schedule of Investments

September 30, 2024

Shares		Fair Value
PREFERRED STOCKS — 0.56%
Trading Companies & Distributors — 0.56%
9,825	WESCO International, Inc., Series A(a)	$253,976

	Total Preferred Stocks
	(Cost $253,682)	253,976

Principal Amount		Fair Value
CORPORATE BONDS — 62.13%
	AEROSPACE & DEFENSE — 3.30%
$408,000	RTX Corp., 5.75%, 11/08/26	420,577
440,000	Boeing Co. (The), 2.70%, 2/01/27	417,109
400,000	BAE Systems PLC, 5.00%, 3/26/27(b)	406,343
250,000	Howmet Aerospace, Inc., 6.75%, 1/15/28	267,084
		1,511,113
	ASSET MANAGEMENT — 1.71%
426,000	Apollo Management Holdings LP, 4.40%, 5/27/26(b)	425,792
371,000	Blackstone Private Credit Fund, 3.25%, 3/15/27	353,544
		779,336
	AUTOMOTIVE — 2.65%
344,000	General Motors Financial Co., Inc., 5.40%, 4/06/26	348,101
419,000	Hyundai Capital America, 5.25%, 1/08/27(b)	426,366
425,000	Ford Motor Credit Co. LLC, 5.80%, 3/05/27	432,672
		1,207,139
	BANKS — 15.42%
275,000	KeyBank NA, 4.70%, 1/26/26	275,332
494,000	Svenska Handelsbanken AB, 5.25%, 6/15/26(b)	502,833
450,000	NatWest Markets PLC, 6.11%, 9/29/26(b)	449,099
404,000	Canadian Imperial Bank of Commerce, 5.93%, 10/02/26	417,365
300,000	Cooperatieve Rabobank UA/NY, 5.50%, 10/05/26	308,510
400,000	Citibank NA, 5.49%, 12/04/26	411,386
414,000	Macquarie Bank Ltd., 5.39%, 12/07/26(b)	425,088
650,000	Wells Fargo Bank NA, 5.25%, 12/11/26	665,989
424,000	PNC Financial Services Group Inc. (The), 4.76%, 1/26/27(c)	425,514
342,000	Bank of Montreal, 5.37%, 6/04/27	353,636
400,000	National Australia Bank Ltd/New York, 5.09%, 6/11/27	410,957
345,000	Lloyds Banking Group PLC, 5.99%, 8/07/27	354,072
310,000	ING Groep N.V., 6.08%, 9/11/27(c)	319,531
500,000	Danske Bank A/S, 5.43%, 3/01/28(b)	512,478
497,000	JPMorgan Chase & Co., 5.57%, 4/22/28	512,291
350,000	Bank of Nova Scotia (The), 4.40%, 9/08/28 (SOFR + 100 bps)(d)	351,087
339,000	Barclays PLC, 4.84%, 9/10/28 (SOFR + 134 bps)	341,740
		7,036,908
	BEVERAGES — 0.90%
400,000	Diageo Capital PLC, 5.38%, 10/05/26	409,597

	CAPITAL MARKETS — 4.40%
400,000	UBS Group AG, 4.13%, 4/15/26(b)	398,105
237,000	Brightsphere Investment Group, Inc., 4.80%, 7/27/26	231,674
413,000	Charles Schwab Corp. (The), 5.88%, 8/24/26	424,922
400,000	Blackstone Secured Lending Fund, 5.88%, 11/15/27	406,398
528,000	Morgan Stanley, 5.65%, 4/13/28	544,907
		2,006,006
	COMMERCIAL SERVICES & SUPPLIES — 1.53%
351,000	GFL Environmental, Inc., 5.13%, 12/15/26(b)(d)	350,141
339,000	Element Fleet Management Corp., 5.64%, 3/13/27(b)	347,568
		697,709
	COMMERCIAL SUPPORT SERVICES — 0.76%
344,000	Prime Security Services Borrower LLC, 5.75%, 4/15/26(b)	345,600

	CONSUMER FINANCE — 0.88%
396,000	American Express Co., 5.10%, 2/16/28	403,487
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	DIVERSIFIED FINANCIAL SERVICES — 0.92%
$408,000	National Rural Utilities Cooperative Finance Corp., 5.60%, 11/13/26	$420,103

	ELECTRIC UTILITIES — 2.94%
419,000	Southern California Edison Co., 4.90%, 6/01/26	422,959
380,000	Duke Energy Corp., 4.85%, 1/05/27(e)	385,996
133,000	Georgia Power Co., 5.00%, 2/23/27	135,885
400,000	FirstEnergy Corp., 3.90%, 7/15/27	395,901
		1,340,741

	ENTERTAINMENT — 0.92%
415,000	Take-Two Interactive Software, Inc., 5.00%, 3/28/26	418,904

	HOME CONSTRUCTION — 0.74%
335,000	Meritage Homes Corp., 5.13%, 6/06/27	338,274

	HOTELS, RESTAURANTS & LEISURE — 0.70%
315,000	Carnival Corp., 5.75%, 3/01/27(b)	319,138

	INSTITUTIONAL FINANCIAL SERVICES — 0.93%
70,000	LPL Holdings, Inc., 5.70%, 5/20/27	71,532
350,000	Sumitomo Mitsui Trust Bank Ltd., 4.45%, 9/10/27(b)	351,927
		423,459
	INSURANCE — 6.97%
425,000	Reliance Standard Life Global Funding II, 5.24%, 2/02/26(b)	427,006
417,000	Corebridge Global Funding, 5.75%, 7/02/26(b)	427,528
407,000	New York Life Global Funding, Class B, 5.45%, 9/18/26	418,320
439,000	SBL Holdings, Inc., 5.13%, 11/13/26(b)	434,673
279,000	Aon North America, Inc., 5.13%, 3/01/27	285,337
400,000	F&G Global Funding, 5.88%, 6/10/27(b)	409,693
425,000	Athene Global Funding, 5.35%, 7/09/27(b)	433,886
345,000	GA Global Funding Trust, 4.40%, 9/23/27(b)	344,098
		3,180,541
	METALS & MINING — 0.66%
291,000	Newmont Corp./ Newcrest Finance Pty Ltd., 5.30%, 3/15/26	302,726

	MORTGAGE REAL ESTATE INVESTMENT -TRUSTS (REITS) — 1.03%
489,000	Starwood Property Trust, Inc., 3.63%, 7/15/26(b)	472,253

	MULTI-UTILITIES — 1.74%
419,000	CenterPoint Energy, Inc., 5.25%, 8/10/26	425,795
390,000	Ameren Corp., 1.95%, 3/15/27	369,334
		795,129
	OIL & GAS PRODUCERS — 2.11%
343,000	NuStar Logistics LP, 5.75%, 10/01/25	343,527
333,000	Permian Resources Operating LLC, 8.00%, 4/15/27(b)	342,764
274,000	ONEOK Inc., 4.25%, 9/24/27	274,180
		960,471
	OIL, GAS & CONSUMABLE FUELS — 1.91%
408,000	Energy Transfer LP, 6.05%, 12/01/26	422,333
109,000	Diamondback Energy, Inc., 5.20%, 4/18/27	111,236
340,000	Apache Corp., 4.88%, 11/15/27	339,828
		873,397
	REIT — 1.37%
208,000	VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/26(b)	205,998
425,000	Brixmor Operating Partnership LP, 3.90%, 3/15/27	418,115
		624,113
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.49%
220,000	Broadcom, Inc., 5.05%, 7/12/27	224,785

	SOFTWARE — 0.75%
333,000	Concentrix Corp., 6.65%, 8/02/26	342,151

See accompanying notes to financial statements.	19

Sterling Capital Short Duration Bond Fund

Schedule of Investments (continued)

September 30, 2024

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	SPECIALTY FINANCE — 2.64%
$502,000	Ladder Capital Finance Holdings LLLP, Class B, 5.25%, 10/01/25(b)	$500,498
248,000	OneMain Finance Corp., 3.50%, 1/15/27	237,047
450,000	AerCap Ireland Capital DAC, 6.10%, 1/15/27	465,849
		1,203,394
	TECHNOLOGY HARDWARE — 0.34%
155,000	Hewlett Packard Enterprise Co., 4.40%, 9/25/27	155,128

	TECHNOLOGY SERVICES — 0.65%
292,000	Fiserv, Inc., 5.15%, 3/15/27	298,565

	TELECOMMUNICATIONS — 1.29%
581,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC, 5.15%, 3/20/28(b)	586,658

	TRANSPORTATION & LOGISTICS — 0.56%
258,000	United Airlines, Inc., 4.38%, 4/15/26(b)	254,071

	WIRELESS TELECOMMUNICATION SERVICES — 0.92%
408,000	Sprint Corp., 7.63%, 3/01/26	421,466

	Total (Cost $27,805,688)	28,352,362

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 25.28%
656,000	Avis Budget Rental Car Funding AESOP LLC, Series 2A , Class A, 2.02%, 2/20/27(b)	635,711
589,908	OneMain Direct Auto Receivables Trust, Series 1A , Class A, 3.63%, 9/14/27(b)	585,819
240,000	Americredit Automobile Receivables Trust, Series 1 , Class C, 2.98%, 9/20/27	234,350
1,288,000	Hertz Vehicle Financing III LP, Series 2A , Class A, 1.68%, 12/27/27(b)	1,212,792
590,000	Avis Budget Rental Car Funding AESOP LLC, Series 3A , Class A, 5.44%, 2/22/28(b)	600,831
500,000	AmeriCredit Automobile Receivables Trust, Series 2 , Class C, 5.32%, 4/18/28	507,164
850,000	Santander Drive Auto Receivables Trust, Series 1 , Class B, 5.23%, 12/15/28	860,301
500,000	PFS Financing Corp., Series D , Class A, 5.34%, 4/16/29(b)	513,008
810,000	Synchrony Card Funding LLC, Series A1 , Class A, 5.54%, 7/15/29	827,045
1,183,000	Enterprise Fleet Financing, Series 1 , Class A3, 5.42%, 10/22/29(b)	1,206,444
392,000	OneMain Direct Auto Receivables Trust, Series 1A , Class A, 5.41%, 11/14/29(b)	399,279
205,000	Ally Auto Receivables Trust, Series 3 , Class A4, 5.07%, 6/15/31(e)	207,126
378,863	ARI Fleet Lease Trust, Series B , Class A2, 6.05%, 7/15/32(b)	383,222
103,257	Chesapeake Funding II LLC, Series 1A , Class A1, 0.47%, 4/15/33(b)	102,748
700,000	OneMain Financial Issuance Trust, Series 3A , Class A, 5.94%, 5/15/34(b)	707,692
370,422	Fannie Mae , 6.84%, 7/01/36 (H15T1Y + 219.40 bps)(d)	383,373
608,400	OPG Trust, Series 2021-PORT , Class C, 6.04%, 10/15/36(b)	600,605
364,337	BX Trust, Series 2021-RISE , Class C, 6.66%, 11/15/36(b)	358,872
447,596	Sierra Timeshare 2024-2 Receivables Funding LLC, Series 2A , Class A, 5.14%, 6/20/41(b)	451,204
267,000	MVW 2024-2 LLC, Series 2A , Class A, 4.43%, 3/20/42(b)	266,114
531,268	SMB Private Education Loan Trust 2021-B, Series B , Class A, 1.31%, 7/17/51(b)	492,948
	Total (Cost $11,420,372)	11,536,648
Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.79%
$23	Citicorp Residential Mortgage Trust, STEP, Series 2007- 2, Class A6, 6.77%, 6/25/37	$23
394,041	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 6.53%, 11/15/38(b)(d)	392,308
407,879	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 6.71%, 11/15/38(b)(d)	405,074
324,003	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 6.48%, 12/15/38(b)	321,168
261,884	SMR Mortgage Trust, Series 2022-IND, Class A, 6.99%, 2/15/39(b)	257,315
12,400	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.15%, 8/10/43(b)	12,360
11,426	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.93%, 9/15/47	11,400
415,092	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.53%, 11/10/49	398,939
410,000	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 2/10/50	388,943
	Total (Cost $2,183,714)	2,187,530

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.98%
12,663	Fannie Mae, Series 152, Class PC, 1.75%, 8/25/42	12,558
17,817	Fannie Mae, Series 72, Class NA, 2.50%, 8/25/42	17,507
368,463	Fannie Mae, Series 35, Class CB, 2.00%, 2/25/43	354,893
215,017	Fannie Mae, Series 100, Class DA, 3.00%, 2/25/43	209,094
205,268	Fannie Mae, Series 71, Class PD, 2.50%, 3/25/43	201,856
310,561	Freddie Mac, Series 4828, Class QA, 3.50%, 3/15/47	303,699
619,882	Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 7/25/49(b)	570,521
150,000	CSAIL Commercial Mortgage Trust, Series 2015-C7, Class A5, 3.50%, 11/15/49	145,064
	Total (Cost $1,912,754)	1,815,192

Principal Amount		Fair Value
MUNICIPAL BONDS — 0.31%
	Texas — 0.31%
140,000	Dallas Fort Worth International Airport, Current Refunding, Taxable Revenue Bonds Series A, 4.74%,11/1/26(e)	142,110
	Total (Cost $140,000)	142,110

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 2.16%
739,900	United States Treasury Note/Bond, 4.50%, 4/15/27	755,797
250,000	United States Treasury Note, 0.38%, 7/31/27	228,564
	Total (Cost $974,401)	984,361

Shares		Fair Value
MONEY MARKET FUNDS — 0.17%
76,012	Federated Treasury Obligations Fund, Institutional Shares, 4.81%(f)	76,012

	Total Money Market Funds
	(Cost $76,012)	76,012

Total Investments— 99.38%
(Cost $44,766,623)		45,348,191
Other Assets in Excess of Liabilities— 0.62%		285,053
NET ASSETS — 100.00%		$45,633,244

(a)	Security is perpetual in nature and has no stated maturity date.

20	See accompanying notes to financial statements.

Sterling Capital Short Duration Bond Fund

Schedule of Investments (continued)

September 30, 2024

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2024. The maturity date reflected is the final maturity date.
(e)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2024 is $735,327, which represents 1.6% of net assets.
(f)	Represents the current yield as of report date.

See accompanying notes to financial statements.	21

Sterling Capital Intermediate U.S. Government Fund

Schedule of Investments

September 30, 2024

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 3.40%
$100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A , Class A, 2.36%, 3/20/26(a)	$99,318
183,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A , Class A, 5.36%, 6/20/30(a)	187,983
67,581	United States Small Business Administration, Series 2015-20G , Class 1, 2.88%, 7/01/35(b)	64,164
150,000	BANK5 Trust, Series 2024-5YR6 , Class A3, 6.23%, 5/15/57	159,589
100,000	BANK5 Trust, Series 2024-5YR6 , Class AS, 6.79%, 5/15/57	106,730
	Total (Cost $606,743)	617,784

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.83%
138,562	Freddie Mac Multifamily Structured Pass Through, Series K049, Class A2, 3.01%, 7/25/25	136,878
370,349	Fannie Mae-Aces, Series 2015-M17, Class A2, 3.01%, 11/25/25(c)	364,832
210,000	Freddie Mac Multifamily Structured Pass Through, Series K060, Class A2, 3.30%, 10/25/26	206,995
490,509	Freddie Mac Multifamily Structured Pass Through, Series K061, Class A2, 3.35%, 11/25/26(c)	483,071
380,746	Fannie Mae-Aces, Series 2017-M7, Class A2, 2.96%, 2/25/27(c)	371,601
209,375	Fannie Mae-Aces, Series 2017-M8, Class A2, 3.06%, 5/25/27	204,397
125,000	Freddie Mac Multifamily Structured Pass Through, Series K066, Class A2, 3.12%, 6/25/27 (Special footnote)(c)	122,268
159,438	Freddie Mac Multifamily Structured Pass Through, Series K069, Class A2, 3.19%, 9/25/27(c)	156,027
275,000	Freddie Mac Multifamily Structured Pass Through, Series K079, Class A2, 3.93%, 6/25/28	274,710
383,836	Fannie Mae-Aces, Series 2018-M10, Class A2, 3.47%, 7/25/28(c)	376,278
9,522	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.93%, 9/15/47	9,500
226,087	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.53%, 12/15/47	225,502
130,094	Citigroup Commercial Mortgage Trust, Series 2015- GC29, Class A3, 2.94%, 4/10/48	128,980
	Total (Cost $3,146,149)	3,061,039

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 35.17%
	Fannie Mae — 22.28%
151,068	4.00%, 12/01/33, Pool #MA1689	150,504
37,308	4.00%, 12/01/36, Pool #MA2856	37,104
38,089	4.00%, 2/01/37, Pool #MA2914	37,887
351,322	1.50%, 12/01/40, Pool #MA4202	296,474
128,572	6.00%, 9/01/43, Pool #MA5158	132,007
35,274	4.00%, 5/01/47, Pool #BE9598	34,243
103,875	3.50%, 12/01/47, Pool #CA0833	97,979
47,174	5.00%, 8/01/48, Pool #CA2219	48,018
50,637	3.50%, 9/01/49, Pool #BJ9608	47,762
54,615	3.50%, 10/01/49, Pool #CA4431	51,449
82,967	3.00%, 3/01/50, Pool #FM2714	75,803
190,489	3.00%, 7/01/50, Pool #CA6421	173,568
190,818	3.00%, 7/01/50, Pool #CA6422	173,600
152,799	2.00%, 8/01/50, Pool #CA6799	128,219
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
173,653	2.50%, 8/01/50, Pool #CA6707	153,028
242,400	2.00%, 9/01/50, Pool #CA7019	202,959
275,771	2.50%, 9/01/50, Pool #BQ2883	240,390
129,404	2.50%, 9/01/50, Pool #BQ0538	112,480
436,332	3.50%, 9/01/50, Pool #FS5284	411,553
341,989	2.00%, 10/01/50, Pool #CA7224	286,049
270,316	2.50%, 10/01/50, Pool #FM4638	235,701
250,553	2.50%, 10/01/50, Pool #FM4530	218,329
177,945	4.00%, 7/01/52, Pool #FS2516	171,041
401,747	4.50%, 11/01/52, Pool #FS6858	395,296
134,062	5.00%, 11/01/52, Pool #CB5278	134,043
		$4,045,486
	Freddie Mac — 12.23%
88,191	4.00%, 12/01/35, Pool #ZA2401	87,714
83,865	3.50%, 6/01/36, Pool #ZA2414	81,761
53,505	4.00%, 3/01/39, Pool #ZA6403	52,970
181,053	2.00%, 12/01/40, Pool #RB5090	158,352
113,690	3.50%, 1/01/47, Pool #ZT0941	108,081
88,814	3.00%, 12/01/51, Pool #SD8184	79,969
108,468	3.50%, 6/01/52, Pool #SD2670	102,453
170,117	4.50%, 6/01/52, Pool #SD1265	167,983
168,256	4.50%, 8/01/52, Pool #SD1515	165,658
256,616	5.00%, 9/01/52, Pool #RA7936	256,938
174,468	4.00%, 2/01/53, Pool #SD7560	169,148
154,357	5.50%, 2/01/53, Pool #QF8052	156,733
182,224	5.00%, 3/01/53, Pool #SD2390	183,051
91,913	6.00%, 5/01/53, Pool #SD3072	94,422
157,109	6.00%, 7/01/53, Pool #SD3223	162,395
197,086	5.50%, 6/01/54, Pool #SD5479	200,233
		2,227,861
	Ginnie Mae II — 0.66%
25,393	5.00%, 11/20/38, Pool #4283	25,162
97,758	4.00%, 7/20/52, Pool #786280	94,720
		119,882
	Total (Cost $6,818,929)	6,393,229

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.83%
134,972	Freddie Mac, Series 3787, Class LM, 4.00%, 1/15/31	135,213
72,074	Freddie Mac, Series 4151, Class PA, 2.00%, 1/15/33	68,512
175,000	Freddie Mac, Series 4172, Class KB, 3.00%, 2/15/33	164,283
232,165	Ginnie Mae, Series 181, Class AV, 5.50%, 2/20/33	238,187
70,914	Fannie Mae, Series 2013-44, Class DJ, 1.85%, 5/25/33	66,297
29,663	Fannie Mae, Series 2003-44, Class Q, 3.50%, 6/25/33	29,166
159,780	Ginnie Mae, Series 2023-79, Class DV, 5.50%, 5/20/34	164,999
118,968	Fannie Mae, Series 2005-31, Class PB, 5.50%, 4/25/35	122,749
44,215	Ginnie Mae, Series 2013-133, Class PL, 3.50%, 2/16/37	43,536
162,048	Freddie Mac, Series 4863, Class AJ, 3.50%, 7/15/38	158,797
57,575	Freddie Mac, Series 4122, Class BC, 3.00%, 5/15/40	55,210
157,503	Ginnie Mae, Series 137, Class WA, 5.59%, 7/20/40	163,515
22	See accompanying notes to financial statements.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Investments (continued)

September 30, 2024

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
150,000	Ginnie Mae, Series 81, Class AL, 4.50%, 8/20/40	149,808
184,228	Fannie Mae, Series 2012-87, Class MB, 2.00%, 5/25/42	173,087
28,316	Fannie Mae, Series 2016-49, Class DA, 3.50%, 10/25/42	28,076
128,026	Fannie Mae, Series 2012-150, Class KA, 1.75%, 1/25/43	108,472
155,259	Freddie Mac, Series 4173, Class NB, 3.00%, 3/15/43	143,137
315,000	Freddie Mac, Series 4669, Class QY, 3.50%, 9/15/44	305,894
42,928	Ginnie Mae, Series 2015-162, Class EB, 2.50%, 9/20/44	40,665
362,959	Freddie Mac, Series 4601, Class NJ, 1.90%, 9/15/45	323,447
165,028	Fannie Mae, Series 2016-49, Class PA, 3.00%, 9/25/45	156,105
98,674	Freddie Mac, Series 4656, Class PA, 3.50%, 10/15/45	96,209
128,571	Fannie Mae, Series 2016-24, Class CD, 1.75%, 2/25/46	109,683
215,873	Fannie Mae, Series 2016-88, Class PK, 2.50%, 3/25/46	198,656
121,155	Freddie Mac, Series 5380, Class A, 5.50%, 9/25/47	121,945
250,143	Fannie Mae, Series 2019-25, Class PD, 2.50%, 5/25/48	225,426
202,111	Freddie Mac, Series 4942, Class NC, 2.50%, 10/25/49	178,259
205,411	Ginnie Mae, Series 2022-137, Class PA, 4.00%, 5/20/52	200,581
	Total (Cost $4,087,121)	$3,969,914

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — 9.98%

1,000,000	Fannie Mae, 6.25%, 5/15/29	1,110,164
500,000	Fannie Mae, 7.13%, 1/15/30	581,660
60,000	Federal Home Loan Banks, 1.90%, 10/07/31	51,916
86,000	Federal Farm Credit Banks Funding Corp., 2.40%, 3/24/36	70,849

	Total (Cost $1,838,357)	1,814,589

Principal Amount		Fair Value
MUNICIPAL BONDS — 0.45%
	Wisconsin — 0.45%
$80,000	State of Wisconsin, TXB, Revenue Bonds, Pension Fundings Series A, (AGM), 5.70%,5/1/26(b)	81,349
	Total (Cost $81,676)	81,349

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 10.61%
730,000	United States Treasury Note, 0.63%, 8/15/30	614,740

1,150,200	United States Treasury Note, 1.13%, 2/15/31	988,228
350,000	United States Treasury Note, 2.75%, 8/15/32(b)	326,703

	Total (Cost $1,960,499)	1,929,671

Shares		Fair Value
MONEY MARKET FUNDS — 1.31%
239,017	Federated Treasury Obligations Fund, Institutional Shares, 4.81%(d)	239,017

Shares	Fair Value
MONEY MARKET FUNDS — 1.31% - continued

Total Money Market Funds
(Cost $239,017)	$239,017

Total Investments— 99.58%
(Cost $18,778,491)	18,106,592
Other Assets in Excess of Liabilities— 0.42%	76,335
NET ASSETS — 100.00%	$18,182,927

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2024 is $285,717, which represents 1.6% of net assets.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2024. The maturity date reflected is the final maturity date.
(d)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
TXB	Taxable Bond
See accompanying notes to financial statements.	23

Sterling Capital Total Return Bond Fund

Schedule of Investments

September 30, 2024

Principal Amount		Fair Value
CORPORATE BONDS — 28.20%
	AEROSPACE & DEFENSE — 0.88%
$1,667,000	Boeing Co. (The), 6.30%, 5/01/29(a)	$1,752,917
646,000	Howmet Aerospace, Inc., 4.85%, 10/15/31	658,458
2,684,000	L3Harris Technologies, Inc., 5.40%, 7/31/33	2,799,913
2,729,000	BAE Systems PLC, 5.30%, 3/26/34(a)	2,833,792
2,573,000	Boeing Co. (The), 5.71%, 5/01/40	2,507,549
2,961,000	RTX Corp., 4.50%, 6/01/42	2,751,790
		13,304,419
	ASSET MANAGEMENT — 0.47%
3,430,000	Apollo Debt Solutions BDC, 6.90%, 4/13/29(a)	3,564,596
3,464,000	Blackstone Private Credit Fund, 5.95%, 7/16/29(a)	3,525,084
		7,089,680
	AUTOMOBILES — 0.08%
1,149,000	Ford Motor Co., 6.10%, 8/19/32	1,176,749

	AUTOMOTIVE — 0.14%
2,088,000	General Motors Financial Co., Inc., 5.85%, 4/06/30	2,174,524

	BANKS — 4.52%
2,800,000	Lloyds Banking Group PLC, 4.58%, 12/10/25	2,790,013
3,659,000	Macquarie Group Ltd., 1.34%, 1/12/27(a)(b)	3,509,353
2,864,000	Fifth Third Bancorp, 4.06%, 4/25/28(b)	2,830,802
2,893,000	Wells Fargo & Co., MTN, 4.81%, 7/25/28(b)	2,927,582
4,961,000	Bank of America Corp., 3.42%, 12/20/28(b)(c)	4,824,699
1,823,000	Mitsubishi UFJ Financial Group, Inc., 5.42%, 2/22/29(c)	1,883,150
3,242,000	Huntington Bancshares, Inc., 6.21%, 8/21/29	3,427,226
3,845,000	KeyCorp, 2.55%, 10/01/29	3,481,910
5,953,000	JPMorgan Chase & Co., 5.01%, 1/23/30(c)	6,101,365
1,997,000	Citizens Financial Group, Inc., 5.84%, 1/23/30(c)	2,076,037
1,867,000	Comerica, Inc., 5.98%, 1/30/30 (SOFR + 215.50 bps)(c)	1,923,370
3,571,000	First Citizens BancShares, Inc., 3.38%, 3/15/30(b)	3,495,199
4,192,000	Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/30	3,695,354
3,554,000	Toronto-Dominion Bank (The), 3.63%, 9/15/31 (USSW5 + 220.50 bps)(b)	3,487,332
2,110,000	Westpac Banking Corp., GMTN, 4.32%, 11/23/31	2,094,530
3,464,000	Citigroup, Inc., 3.06%, 1/25/33(c)	3,092,003
4,496,000	JPMorgan Chase & Co., 4.91%, 7/25/33(c)	4,587,841
1,760,000	US Bancorp, 5.85%, 10/21/33(b)(c)	1,875,405
5,639,000	Wells Fargo & Co., 5.39%, 4/24/34 (SOFR + 202 bps)(b) (c)	5,844,124
4,433,000	Bank of America Corp., 5.29%, 4/25/34(b)(c)	4,599,525
		68,546,820
	BEVERAGES — 0.31%
2,641,000	Bacardi Ltd / Bacardi-Martini BV, 5.40%, 6/15/33(a)	2,686,366
2,144,000	Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46	2,105,961
		4,792,327
	BIOTECH & PHARMA — 0.32%
2,801,000	CSL Finance PLC, 4.25%, 4/27/32(a)	2,754,574
2,085,000	Merck & Co., Inc., 4.75%, 5/19/33	2,126,172
		4,880,746
	BIOTECHNOLOGY — 0.27%
3,939,000	Amgen, Inc., 5.25%, 3/02/30	4,105,109

	CABLE & SATELLITE — 0.27%
2,082,000	Charter Communications Operating LLC, 6.10%, 6/01/29	2,153,720
1,900,000	Charter Communications Operating LLC, 6.55%, 6/01/34	1,976,183
		4,129,903
	CAPITAL MARKETS — 1.92%
2,477,000	Ares Capital Corp., 3.88%, 1/15/26	2,440,709
2,125,000	Blue Owl Capital Corp., 3.40%, 7/15/26	2,056,856
1,515,000	Barings BDC, Inc., 3.30%, 11/23/26	1,445,118
4,031,000	Morgan Stanley, 3.59%, 7/22/28	3,948,792
1,893,000	Ares Management Corp., 6.38%, 11/10/28	2,035,177
1,805,000	Jefferies Financial Group, Inc., 4.15%, 1/23/30	1,761,587
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	CAPITAL MARKETS — (continued)
$3,509,000	BlackRock, Inc., 1.90%, 1/28/31(d)	$3,063,476
4,343,000	FactSet Research Systems, Inc., 3.45%, 3/01/32	3,948,552
4,937,000	UBS Group AG, 4.99%, 8/05/33(a)(c)	4,993,387
3,357,000	Morgan Stanley, MTN, 5.25%, 4/21/34(b)(c)	3,463,991
		29,157,645
	CHEMICALS — 0.18%
2,657,000	LYB International Finance III LLC, 5.50%, 3/01/34	2,761,036

	CONSTRUCTION MATERIALS — 0.36%
3,274,000	CRH America Finance, Inc., 5.40%, 5/21/34	3,410,315
2,321,000	Vulcan Materials Co., 4.50%, 6/15/47	2,084,069
		5,494,384
	CONSUMER SERVICES — 0.33%
2,317,000	Duke University, 3.30%, 10/01/46	1,825,599
3,898,000	Lehigh University, 3.48%, 11/15/46	3,134,034
		4,959,633
	CONTAINERS & PACKAGING — 0.18%
2,617,000	Smurfit Kappa Treasury ULC, 5.44%, 4/03/34(a)	2,728,398

	DIVERSIFIED FINANCIAL SERVICES — 0.14%
2,256,000	Corebridge Financial, Inc., 3.90%, 4/05/32	2,113,969

	DIVERSIFIED TELECOMMUNICATION SERVICES — 0.25%
4,544,000	AT&T, Inc., Class B, 3.50%, 6/01/41	3,715,960

	ELECTRIC UTILITIES — 2.35%
4,099,000	NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32	3,548,631
2,971,000	Entergy Louisiana LLC, 2.35%, 6/15/32	2,557,290
3,881,000	Southern California Edison Co., 5.95%, 11/01/32	4,215,259
2,683,000	DTE Electric Co., 5.20%, 4/01/33	2,806,396
2,688,000	Georgia Power Co., 4.95%, 5/17/33	2,760,812
2,658,000	CenterPoint Energy Houston Electric LLC, 5.15%, 3/01/34	2,749,189
2,206,000	Duke Energy Florida LLC, 6.40%, 6/15/38	2,517,977
3,106,000	Indiana Michigan Power Co., 4.55%, 3/15/46	2,803,232
4,927,000	Duke Energy Progress LLC, 3.60%, 9/15/47	3,876,909
3,916,000	Puget Sound Energy, Inc., 4.22%, 6/15/48	3,342,563
2,037,000	Entergy Louisiana LLC, 5.70%, 3/15/54	2,166,269
2,000,000	Southern California Edison Co., 5.75%, 4/15/54	2,136,341
		35,480,868
	ENERGY EQUIPMENT & SERVICES — 0.13%
2,018,000	Halliburton Co., 4.85%, 11/15/35	2,012,569

	ENTERTAINMENT — 0.18%
2,653,000	Take-Two Interactive Software, Inc., 5.00%, 3/28/26	2,677,955

	ENTERTAINMENT CONTENT — 0.16%
2,700,000	Warnermedia Holdings, Inc., 4.28%, 3/15/32	2,407,123

	FINANCIAL SERVICES — 0.33%
2,074,000	KKR Group Finance Co. III LLC, 5.13%, 6/01/44(a)	2,005,391
3,890,000	Blue Owl Finance LLC, 4.13%, 10/07/51(a)	2,923,921
		4,929,312
	FOOD — 0.24%
3,820,000	Kraft Heinz Foods Co., 4.88%, 10/01/49	3,586,492

	GAS & WATER UTILITIES — 0.13%
2,396,000	Sempra Global, 3.25%, 1/15/32(a)	2,043,996

	HEALTH CARE EQUIPMENT & SUPPLIES — 0.30%
4,206,000	GE HealthCare Technologies, Inc., 5.86%, 3/15/30	4,499,343

	HEALTH CARE FACILITIES & SERVICES — 0.28%
1,446,000	IQVIA, Inc., 6.25%, 2/01/29	1,537,746
2,671,000	HCA, Inc., 5.50%, 6/01/33	2,771,373
		4,309,119

	HOTELS, RESTAURANTS & LEISURE — 0.16%
2,468,000	Carnival Corp., 4.00%, 8/01/28(a)	2,381,728
24	See accompanying notes to financial statements.

Sterling Capital Total Return Bond Fund

Schedule of Investments (continued)

September 30, 2024

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	HOUSEHOLD DURABLES — 0.21%
$3,335,000	Meritage Homes Corp., 3.88%, 4/15/29(a)	$3,186,781

	HOUSEHOLD PRODUCTS — 0.14%
2,275,000	SC Johnson & Son, Inc., 4.75%, 10/15/46(a)	2,095,284

	INSTITUTIONAL FINANCIAL SERVICES — 0.19%
2,730,000	LPL Holdings, Inc., 6.75%, 11/17/28	2,931,251

	INSURANCE — 2.51%
2,806,000	SBL Holdings, Inc., 5.13%, 11/13/26(a)	2,778,339
2,141,000	F&G Annuities & Life, Inc., 7.40%, 1/13/28	2,261,550
2,147,000	GA Global Funding Trust, 5.50%, 1/08/29(a)	2,224,939
2,214,000	AXIS Specialty Finance LLC, 3.90%, 7/15/29	2,147,449
2,535,000	RGA Global Funding, 5.50%, 1/11/31(a)	2,648,412
1,722,000	SBL Holdings, Inc., 5.00%, 2/18/31(a)	1,573,411
1,793,000	Sammons Financial Group, Inc., 3.35%, 4/16/31(a)	1,561,751
2,662,000	Enstar Group Ltd., 3.10%, 9/01/31	2,297,767
4,740,000	Athene Holding Ltd., 5.88%, 1/15/34	4,951,370
1,715,000	CNO Financial Group, Inc., 6.45%, 6/15/34	1,807,607
2,480,000	Transatlantic Holdings, Inc., 8.00%, 11/30/39	3,254,432
3,454,000	Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45(a)	3,448,613
3,973,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	4,221,284
2,770,000	Nippon Life Insurance Co., 5.95%, 4/16/54(a)	2,888,611
		38,065,535
	INTERACTIVE MEDIA & SERVICES — 0.18%
2,677,000	Meta Platforms, Inc., 5.40%, 8/15/54	2,800,888

	INTERNET & DIRECT MARKETING RETAIL — 0.15%
3,517,000	Amazon.com, Inc., 2.70%, 6/03/60(d)	2,255,126

	INTERNET MEDIA & SERVICES — 0.16%
2,415,000	Uber Technologies, Inc., 4.50%, 8/15/29(a)	2,393,513

	IT SERVICES — 0.19%
2,870,000	Gartner, Inc., 4.50%, 7/01/28(a)	2,840,482

	METALS & MINING — 0.33%
3,028,000	Newmont Corp., 2.80%, 10/01/29	2,837,627
2,088,000	Steel Dynamics, Inc., 5.38%, 8/15/34	2,152,642
		4,990,269
	MULTI-UTILITIES — 0.56%
2,026,000	National Grid PLC, 5.81%, 6/12/33	2,166,902
4,084,000	Sempra, 3.80%, 2/01/38	3,559,566
3,070,000	CMS Energy Corp., 4.70%, 3/31/43	2,817,707
		8,544,175
	OIL & GAS PRODUCERS — 0.49%
2,108,000	Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	2,025,442
2,350,000	Woodside Finance Ltd, 5.10%, 9/12/34	2,331,279
3,194,000	Transcanada Trust, 5.60%, 3/07/82(c)	3,105,938
		7,462,659
	OIL, GAS & CONSUMABLE FUELS — 1.70%
2,167,000	Cheniere Energy, Inc., 4.63%, 10/15/28	2,153,803
1,010,000	Hess Corp., 7.88%, 10/01/29(d)	1,155,006
3,568,000	Aker BP ASA, 3.75%, 1/15/30(a)	3,400,369
2,415,000	Pioneer Natural Resources Co., 1.90%, 8/15/30	2,115,932
1,927,000	Ovintiv, Inc., 6.25%, 7/15/33	2,037,328
1,936,000	Energy Transfer LP, 6.55%, 12/01/33	2,137,538
1,896,000	Targa Resources Corp., 6.50%, 3/30/34	2,093,569
2,037,000	Diamondback Energy, Inc., 5.40%, 4/18/34	2,077,680
3,790,000	MPLX LP, 4.50%, 4/15/38	3,498,897
2,583,000	Apache Corp., 5.10%, 9/01/40	2,298,701
2,318,000	ONEOK, Inc., 7.15%, 1/15/51	2,672,119
		25,640,942
	PERSONAL PRODUCTS — 0.16%
2,295,000	Kenvue, Inc., 5.00%, 3/22/30	2,395,591
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	REIT — 2.05%
$3,279,000	American Tower Trust #1, Series 2018-1, Class A, 3.65%, 3/23/28(a),(d)	$3,184,179
2,480,000	Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	2,652,097
1,361,000	LXP Industrial Trust, 6.75%, 11/15/28	1,455,368
2,764,000	LXP Industrial Trust, 2.70%, 9/15/30	2,456,267
2,961,000	Store Capital LLC, 2.75%, 11/18/30	2,587,763
2,254,000	Tanger Properties LP, 2.75%, 9/01/31	1,939,501
1,870,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	1,784,829
2,380,000	Prologis Targeted US Logistics Fund LP, 5.50%, 4/01/34(a)	2,489,789
2,728,000	VICI Properties LP, 5.75%, 4/01/34	2,857,984
2,460,000	Phillips Edison Grocery Center, 4.95%, 1/15/35	2,414,090
5,037,000	SBA Tower Trust, 3.87%, 10/15/49(a)	5,033,523
2,124,000	Alexandria Real Estate Equities, Inc., 5.63%, 5/15/54	2,171,853
		31,027,243
	RETAIL - DISCRETIONARY — 0.18%
3,160,000	ERAC USA Finance LLC, 4.20%, 11/01/46(a)	2,770,238

	SEMICONDUCTORS — 0.14%
2,130,000	Broadcom, Inc., 4.15%, 11/15/30	2,099,568

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.75%
2,613,000	NVIDIA Corp., 2.85%, 4/01/30	2,469,948
2,355,000	Marvell Technology, Inc., 2.95%, 4/15/31	2,125,392
1,527,000	Marvell Technology, Inc., 5.95%, 9/15/33	1,637,813
2,059,000	KLA Corp., 4.70%, 2/01/34	2,098,798
3,093,000	Broadcom, Inc., 4.93%, 5/15/37(a)	3,086,528
		11,418,479
	SOFTWARE — 0.34%
2,815,000	Oracle Corp., 4.90%, 2/06/33	2,864,522
2,253,000	Concentrix Corp., 6.85%, 8/02/33	2,331,585
		5,196,107
	SPECIALTY FINANCE — 0.93%
3,445,000	Avolon Holdings Funding Ltd., 5.75%, 3/01/29(a)	3,549,436
2,094,000	Radian Group, Inc., 6.20%, 5/15/29	2,186,732
2,330,000	Penske Truck Leasing Co. Lp, 6.20%, 6/15/30(a)	2,513,845
3,205,000	AerCap Ireland Capital DAC, 6.15%, 9/30/30	3,450,217
2,337,000	First American Financial Corp., 5.45%, 9/30/34	2,323,885
		14,024,115
	SPECIALTY RETAIL — 0.13%
1,909,000	Home Depot, Inc. (The), 4.95%, 6/25/34	1,982,464

	TECHNOLOGY HARDWARE — 0.36%
3,328,000	Hewlett Packard Enterprise Co., 4.85%, 10/15/31	3,317,561
2,028,000	Dell International LLC / EMC Corp., 5.40%, 4/15/34	2,111,229
		5,428,790
	TECHNOLOGY SERVICES — 0.33%
2,684,000	S&P Global, Inc., 5.25%, 9/15/33	2,842,570
2,010,000	Fiserv, Inc., 5.45%, 3/15/34	2,099,296
		4,941,866
	TELECOMMUNICATIONS — 0.67%
19,375	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC, 4.74%, 3/20/25(a)	19,325
2,611,000	Sprint Capital Corp., 8.75%, 3/15/32	3,236,188
2,750,000	AT&T, Inc., 2.55%, 12/01/33	2,315,383
4,208,000	T-Mobile USA, Inc., 6.00%, 6/15/54	4,627,699
		10,198,595
	TOBACCO — 0.14%
1,988,000	Philip Morris International, Inc., 5.63%, 9/07/33	2,114,445

	TOBACCO & CANNABIS — 0.13%
1,823,000	BAT Capital Corp., 6.42%, 8/02/33	2,001,571
See accompanying notes to financial statements.	25

Sterling Capital Total Return Bond Fund

Schedule of Investments (continued)

September 30, 2024

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	TRANSPORTATION & LOGISTICS — 0.20%
$3,094,000	Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	$3,091,385
	Total (Cost $420,997,010)	427,357,169

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 11.34%
1,403,000	Avis Budget Rental Car Funding AESOP LLC, Series 2A , Class A, 2.02%, 2/20/27(a)	1,359,607
8,720,000	Carvana Auto Receivables Trust, Series P2 , Class B, 1.27%, 3/10/27	8,329,616
6,250,000	Avis Budget Rental Car Funding AESOP LLC, Series 1A , Class A, 1.38%, 8/20/27(a)	5,925,509
5,730,000	CarMax Auto Owner Trust, Series 4 , Class A4, 5.96%, 5/15/29	5,986,189
7,101,000	Enterprise Fleet Financing, Series 1 , Class A3, 5.42%, 10/22/29(a)	7,241,721
13,050,000	OneMain Direct Auto Receivables Trust, Series 1A , Class A, 5.41%, 11/14/29(a)	13,292,336
4,543,000	Avis Budget Rental Car Funding AESOP LLC, Series 8A , Class A, 6.02%, 2/20/30(a)	4,778,283
6,364,000	Verizon Master Trust, Series 3 , Class A1A, 5.34%, 4/22/30	6,540,364
3,127,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A , Class A, 5.36%, 6/20/30(a)	3,212,134
17,494,000	Hertz Vehicle Financing III LLC, Series 2A , Class A, 5.48%, 1/27/31(a)	17,933,478
5,625,000	ARI Fleet Lease Trust, Series B , Class A3, 5.89%, 7/15/32(a)	5,825,739
305,592	New Century Home Equity Loan Trust, Series 4 , Class M1, 6.09%, 10/25/33(d)	308,507
21,820	RAAC Trust, STEP, Series 2004-SP1 , Class AI3, 6.12%, 3/25/34	21,558
11,959,000	Ford Credit Auto Owner Trust, Series 2 , Class A, 1.53%, 5/15/34(a)	11,304,543
1,452,684	Saxon Asset Securities Trust, Series 3 , Class M1, 5.87%, 12/26/34(c)	1,399,558
3,950,000	OneMain Financial Issuance Trust, Series S1 , Class A, 4.13%, 5/14/35(a)	3,928,644
20,805,000	OneMain Financial Issuance Trust, Series 1A , Class A1, 1.55%, 6/16/36(a)	19,515,128
4,830,150	OPG Trust, Series 2021-PORT , Class C, 6.04%, 10/15/36(a)	4,768,264
2,863,975	BX Trust, Series 2021-RISE , Class C, 6.66%, 11/15/36(a)	2,821,015
4,791,000	Citibank Credit Card Issuance Trust, Series A3 , Class A3, 6.15%, 6/15/39	5,238,545
4,464,000	MVW 2024-2 LLC, Series 2A , Class A, 4.43%, 3/20/42(a)	4,449,185
1,796,000	BANK5 Trust, Series 2023-5YR3 , Class AS, 7.56%, 9/15/56	1,939,121
14,887,000	SMB Private Education Loan Trust, Series 2024-E , Class A-1A, 5.09%, 10/16/56(a)	15,092,241
9,898,000	BANK5 Trust, Series 2024-5YR6 , Class A3, 6.23%, 5/15/57	10,530,780
9,377,000	BANK5 Trust, Series 2024-5YR6 , Class AS, 6.79%, 5/15/57	10,008,037
	Total (Cost $172,100,347)	171,750,102

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.54%
2,874,151	Fannie Mae-Aces, Series 2017-M8, Class A2, 3.06%, 5/25/27	2,805,809
Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$4,264,153	FRESB Mortgage Trust, Series SB52, Class A10F, 3.48%, 6/25/28	$4,150,802
1,396,000	Benchmark Mortgage Trust, Series V6, Class A3, 5.93%, 3/15/29	1,465,676
5,293,000	Benchmark Mortgage Trust, Series V6, Class AS, 6.38%, 3/15/29	5,558,529
1,827,274	Fannie Mae-Aces, Series 2019-M9, Class A2, 2.94%, 6/25/29	1,745,669
3,386,000	Freddie Mac Multifamily Structured Pass Through, Series K153, Class A3, 3.12%, 10/25/31	3,175,506
8,536,000	Freddie Mac Multifamily Structured Pass Through, Series K155, Class A3, 3.75%, 4/25/33	8,266,540
44,265	CSFB Mortgage-Backed Pass-Through Certificates, Series 1, Class 2A1, 6.50%, 2/25/34	44,317
39,637	CHL Mortgage Pass-Through Trust, Series 3, Class A4, 5.75%, 4/25/34	39,082
9,057	Citigroup Mortgage Loan Trust, Inc., Series NCM2, Class 3CB2, 6.50%, 9/01/34(d)	9,018
14,937	Adjustable Rate Mortgage Trust, Series 5, Class 4A1, 5.03%, 4/25/35	14,996
130	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 6.77%, 6/25/37	129
3,080,414	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 6.53%, 11/15/38(a)(c)	3,066,861
3,207,646	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 6.71%, 11/15/38(a)(c)	3,185,593
2,949,275	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 6.48%, 12/15/38(a)	2,923,469
2,597,776	SMR Mortgage Trust, Series 2022-IND, Class A, 6.99%, 2/15/39(a)	2,552,461
110,487	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.15%, 8/10/43(a)	110,130
110,572	Freddie Mac, Series 4710, Class GA, 3.00%, 3/15/44	109,337
1,409,990	JP Morgan Chase Commercial Mortgage, Series C3, Class B, 5.01%, 2/15/46(a)(c)	1,318,355
105,140	COMM Mortgage Trust, 3.69%, 8/10/47	104,927
198,908	GS Mortgage Securities Trust, 3.93%, 9/01/47	198,604
953,592	COMM Mortgage Trust, Series 2014-CCRE20, Class A4, 3.59%, 11/10/47	952,033
1,337,000	CSAIL 2015-C4 Commercial Mortgage Trust, Series C4, Class A4, 3.81%, 11/15/48	1,321,509
2,812,000	Wells Fargo Commercial Mortgage Trust, Series P2, Class A4, 3.81%, 12/15/48	2,780,688
2,209,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.44%, 11/10/49	2,159,119
4,314,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.53%, 11/10/49	4,146,119
2,562,000	Morgan Stanley Capital I Trust, Series BNK2, Class A4, 3.05%, 11/15/49	2,448,113
1,517,000	JP Morgan Chase Commercial Mortgage, Series JP4, Class A4, 3.65%, 12/15/49(c)	1,470,003
5,198,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series C32, Class A4, 3.72%, 12/15/49	5,087,113
723,000	Wells Fargo Commercial Mortgage Trust, Series C37, Class A5, 3.79%, 12/15/49	710,403
530,000	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 2/10/50	502,780
3,742,000	JPMCC Commercial Mortgage Securities Trust, Series JP5, Class A5, 3.72%, 3/15/50	3,645,121
1,337,000	Citigroup Commercial Mortgage Trust, Series P7, Class A4, 3.71%, 4/14/50	1,292,553
7,241,000	COMM Mortgage Trust, Series COR2, Class A3, 3.51%, 9/10/50	6,964,478
26	See accompanying notes to financial statements.

Sterling Capital Total Return Bond Fund

Schedule of Investments (continued)

September 30, 2024

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$8,591,000	Wells Fargo Commercial Mortgage Trust, Series C40, Class A4, 3.58%, 10/15/50	$8,352,500
8,910,000	Morgan Stanley Capital I, Series HR2, Class A4, 3.59%, 12/15/50	8,655,705
9,850,000	Morgan Stanley Capital I Trust, Series H3, Class A5, 4.18%, 7/15/51	9,683,997
3,447,000	CFCRE Commercial Mortgage Trust, Series C7, Class A3, 3.84%, 12/10/54	3,370,259
3,127,000	Benchmark Mortgage Trust, Series V2, Class AS, 6.54%, 5/15/55	3,270,915
8,156,000	Benchmark 2024-V7 Mortgage Trust, Series V7, Class A3, 6.23%, 5/15/56	8,696,596
6,548,000	Benchmark 2024-V7 Mortgage Trust, Series V7, Class AS, 6.53%, 5/15/56	6,924,293
8,434,000	Benchmark Mortgage Trust, Series V5, Class A3, 5.81%, 1/10/57	8,827,617
2,940,000	BBCMS Mortgage Trust, Series 5C25, Class A3, 5.95%, 3/15/57	3,092,979
2,002,000	BBCMS Mortgage Trust 2024-5C25, Series 5C25, Class AS, 6.36%, 3/15/57	2,099,555
3,398,000	BBCMS Mortgage Trust 2024-C26, Series C26, Class A5, 5.83%, 5/15/57	3,701,027
3,049,000	BBCMS Mortgage Trust 2024-C26, Series C26, Class AS, 6.09%, 5/15/57	3,264,623
7,717,000	BMO 2024-C9 Mortgage Trust, Series C9, Class A5, 5.76%, 7/15/57	8,346,398
6,115,000	BMO Mortgage Trust, Series 2024-C9, Class AS, 6.13%, 7/15/57	6,517,560
458,163	WFRBS Commercial Mortgage Trust, Series C23, Class A5, 3.92%, 10/15/57	456,542
	Total (Cost $162,322,284)	159,586,408

Principal Amount		Fair Value
MUNICIPAL BONDS — 1.07%
	Alabama — 0.18%
2,675,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue Series B, 4.26%,9/15/32(d)	2,637,318
	California — 0.09%
1,145,000	State of California, Build America Bonds, School Improvements G.O., 7.63%,3/1/40(d)	1,432,773
	New York — 0.80%
5,000,000	City of New York NY, 5.68%,10/1/33	5,469,559
345,000	Metropolitan Transportation Authority, Taxable Green Bonds, Green Purpose Revenue Bonds Series C2, 5.18%,11/15/49	320,771
7,130,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Callable 2/1/27 @ 100, 3.00%,11/1/33	6,359,937
	Total (Cost $16,455,035)	16,220,358

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 27.41%
	Fannie Mae — 15.97%
2,265	5.00%, 9/01/25, Pool #255892	2,263
829,320	4.00%, 12/01/33, Pool #MA1689	826,225
488,343	4.00%, 6/01/34, Pool #MA1922	485,509
452,188	4.00%, 3/01/35, Pool #MA2211	449,137
200,742	5.50%, 8/01/37, Pool #995082	207,490
2,187,643	3.50%, 8/01/38, Pool #FM2472	2,124,927
76,162	4.50%, 10/01/39, Pool #AC2645	76,577
86,185	5.00%, 6/01/40, Pool #AD4927	88,756
87,057	5.00%, 6/01/40, Pool #AD8718	89,657
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$5,119,244	4.00%, 8/01/40, Pool #FM4673	$5,083,905
11,083,395	1.50%, 12/01/40, Pool #MA4202	9,353,056
167,523	4.50%, 12/01/40, Pool #AH1100	169,386
107,650	4.50%, 3/01/41, Pool #AB2467	108,849
182,350	4.50%, 5/01/41, Pool #AI1023	182,894
134,569	4.50%, 11/01/41, Pool #AJ4994	136,067
155,703	4.50%, 12/01/41, Pool #AJ7696	157,436
394,175	3.50%, 6/01/42, Pool #AB5373	376,199
677,171	3.50%, 5/01/43, Pool #AL3605	642,321
341,967	3.50%, 5/01/43, Pool #AB9368	326,372
8,056,899	3.00%, 8/01/43, Pool #AL9500	7,474,916
908,851	3.50%, 8/01/43, Pool #AU0613	867,596
186,821	4.50%, 11/01/44, Pool #MA2100	187,286
547,642	4.50%, 1/01/45, Pool #MA2158	549,005
665,640	4.00%, 3/01/45, Pool #MA2217(d)	649,482
601,263	4.00%, 6/01/46, Pool #MA2653	586,482
534,303	4.50%, 7/01/46, Pool #AS7568	535,303
736,637	4.00%, 11/01/46, Pool #MA2808	717,617
975,989	4.00%, 5/01/47, Pool #BE9598	947,454
1,193,032	4.00%, 8/01/47, Pool #BH5117	1,159,628
3,066,803	4.00%, 4/01/48, Pool #BM3900	2,976,693
1,154,810	5.00%, 8/01/48, Pool #CA2219	1,175,486
2,834,327	3.00%, 11/01/48, Pool #BM5822	2,601,427
9,642,656	4.50%, 11/01/48, Pool #BM7046	9,702,460
3,983,984	3.50%, 10/01/49, Pool #CA4431	3,753,006
9,839,030	3.00%, 3/01/50, Pool #FM2870	9,012,445
5,639,161	3.00%, 3/01/50, Pool #FM2714	5,152,229
6,562,418	2.00%, 7/01/50, Pool #CA6301	5,500,440
8,149,365	2.50%, 9/01/50, Pool #BQ0538	7,083,560
14,955,504	3.50%, 9/01/50, Pool #FS5284	14,106,206
3,471,950	3.00%, 10/01/50, Pool #CA7381	3,156,318
4,488,662	4.00%, 8/01/51, Pool #FS8708	4,350,752
4,173,280	3.00%, 11/01/51, Pool #CB2170	3,757,797
10,947,265	3.50%, 4/01/52, Pool #FS1185	10,205,718
13,829,536	3.50%, 4/01/52, Pool #FS1475	13,007,503
1,763,655	4.00%, 5/01/52, Pool #FS1790	1,692,409
8,517,966	4.50%, 6/01/52, Pool #FS2157	8,472,616
6,379,132	4.50%, 11/01/52, Pool #FS3809	6,280,640
6,341,110	5.00%, 11/01/52, Pool #CB5278	6,340,247
7,118,376	5.50%, 3/01/53, Pool #FS3925	7,250,490
7,393,739	4.50%, 5/01/53, Pool #CB6304	7,279,574
15,891,034	5.00%, 5/01/53, Pool #FS4929	16,162,391
8,941,388	5.50%, 5/01/53, Pool #FS4571	9,086,520
9,490,241	6.00%, 6/01/53, Pool #FS6616	9,740,145
11,880,877	5.50%, 7/01/53, Pool #FS5589	12,113,058
6,611,363	6.00%, 7/01/53, Pool #FS5233	6,799,446
19,769,417	6.00%, 9/01/53, Pool #CB7124	20,656,416
		241,977,787
	Freddie Mac — 11.05%
2,946	5.00%, 7/01/25, Pool #ZA1892	2,943
44,460	2.50%, 1/01/28, Pool #ZK4918	43,411
170,034	3.50%, 7/01/30, Pool #ZS8575	168,057
25,873	5.00%, 3/01/36, Pool #ZS4230	26,537
808,080	4.00%, 4/01/36, Pool #ZA2413	803,785
1,080,264	3.50%, 6/01/36, Pool #ZA2414(d)	1,053,171
7,611	5.00%, 7/01/36, Pool #ZS1139	7,814
613,617	3.50%, 8/01/36, Pool #ZA2425	596,402
82,717	6.50%, 9/01/36, Pool #ZS4257	86,667
1,560,688	3.50%, 11/01/36, Pool #ZA2439	1,519,379
34,391	5.00%, 2/01/37, Pool #ZI5759	35,416
1,233,645	4.00%, 5/01/37, Pool #ZA2461	1,223,864
29,997	4.50%, 10/01/39, Pool #ZI9349	30,160
4,097,860	3.00%, 5/01/40, Pool #RB5049	3,872,919
See accompanying notes to financial statements.	27

Sterling Capital Total Return Bond Fund

Schedule of Investments (continued)

September 30, 2024

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$92,852	5.00%, 6/01/40, Pool #ZA1049	$95,625
230,424	5.00%, 7/01/40, Pool #ZJ0194	237,302
27,258	5.00%, 9/01/40, Pool #ZA1066	28,072
5,634,362	2.00%, 12/01/40, Pool #RB5090	4,927,922
337,908	4.00%, 12/01/42, Pool #ZS3671	331,518
258,971	3.50%, 5/01/43, Pool #ZL5915	247,154
135,345	4.00%, 5/01/44, Pool #ZA4468	132,143
68,185	4.00%, 7/01/44, Pool #ZS4573	66,614
119,046	4.00%, 9/01/44, Pool #ZL8439	115,965
1,504,073	3.50%, 1/01/45, Pool #ZL8964	1,430,788
1,361,707	3.50%, 5/01/46, Pool #ZS4663	1,284,398
381,531	4.00%, 8/01/46, Pool #ZS4673	371,797
923,874	3.50%, 9/01/46, Pool #ZS4678	874,848
2,107,759	3.50%, 9/01/47, Pool #ZM4305	1,988,131
573,692	3.50%, 1/01/48, Pool #ZM5375	541,130
476,952	4.00%, 2/01/48, Pool #ZT1639	463,598
466,199	4.00%, 6/01/48, Pool #ZT0541	454,375
5,433,920	2.50%, 11/01/49, Pool #QA4396	4,742,369
2,423,750	3.00%, 11/01/49, Pool #QA4336	2,218,227
2,084,821	3.50%, 6/01/50, Pool #RA2794	1,964,280
8,633,462	2.50%, 7/01/50, Pool #RA2970	7,520,478
212,558	3.00%, 1/01/51, Pool #SD8123	192,820
1,185,469	3.00%, 12/01/51, Pool #SD8184	1,067,411
4,736,398	3.50%, 4/01/52, Pool #RA7191	4,441,090
9,482,395	4.00%, 5/01/52, Pool #RA7306	9,148,565
11,191,772	3.50%, 6/01/52, Pool #SD2670	10,571,105
9,896,492	4.00%, 8/01/52, Pool #SD3617	9,620,924
9,073,198	4.50%, 8/01/52, Pool #SD1515	8,933,107
9,434,925	5.00%, 9/01/52, Pool #RA7936	9,446,772
8,635,054	5.00%, 10/01/52, Pool #SD1710	8,666,565
8,886,580	5.50%, 2/01/53, Pool #QF8052	9,023,335
11,267,690	4.00%, 3/01/53, Pool #SD3107	10,871,091
2,958,944	5.00%, 3/01/53, Pool #SD2390	2,972,372
15,669,492	5.50%, 3/01/53, Pool #SD2774	15,923,829
5,560,728	6.00%, 5/01/53, Pool #SD3072	5,712,518
9,700,269	5.00%, 8/01/53, Pool #SD3814	9,704,196
3,513,174	6.00%, 8/01/53, Pool #SD3636	3,613,121
1,638,967	5.00%, 9/01/53, Pool #SD4220	1,641,783
6,045,327	6.00%, 10/01/53, Pool #SD4222	6,210,781
		167,268,644
	Ginnie Mae I — 0.00%
47,005	5.00%, 2/15/40, Pool #737037	48,037
		—
	Ginnie Mae II — 0.39%
6,031,240	4.00%, 7/20/52, Pool #786280	5,843,803
		—
	Total (Cost $423,854,753)	415,138,271

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.05%
156,029	Fannie Mae, Series 2014-39, Class VP, 3.00%, 8/25/27	155,307
444,893	Freddie Mac, Series 4136, Class HZ, 3.50%, 11/15/27	439,118
507,000	Freddie Mac, Series 4120, Class YK, 2.00%, 10/15/32	430,439
324,000	Freddie Mac, Series 4160, Class HH, 2.50%, 12/15/32	305,122
8,615,777	Ginnie Mae, Series 132, Class DV, 6.00%, 7/20/34	8,813,857
115,203	Ginnie Mae, Series 2008-51, Class PG, 5.00%, 6/20/38	117,194
663,143	Fannie Mae, Series 2013-16, Class A, 1.75%, 1/25/40	652,652
191,743	Freddie Mac, Series 3632, Class PK, 5.00%, 2/15/40	195,417
2,547,765	Ginnie Mae, Series 2014-2, Class AG, 2.29%, 3/20/40	2,266,449
170,321	Freddie Mac, Series 4077, Class PJ, 3.50%, 11/15/40	169,049
730,000	Freddie Mac, Series 3762, Class LN, 4.00%, 11/15/40	704,082
551,664	Fannie Mae, Series 2011-38, Class D, 4.50%, 5/25/41(d)	556,269
1,343,909	Freddie Mac, Series 4100, Class PA, 3.00%, 1/15/42	1,297,268
Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$6,956,976	Freddie Mac, Series 4112, Class PB, 4.00%, 9/15/42	$6,705,870
891,000	Fannie Mae, Series 2013-70, Class CY, 3.50%, 7/25/43	793,303
280,124	Freddie Mac, Series 4328, Class KD, 3.00%, 8/15/43	271,599
1,256,049	Freddie Mac, Series 4427, Class KA, 2.25%, 7/15/44	1,178,565
126,005	Fannie Mae, Series 2017-64, Class PD, 2.50%, 7/25/47	112,255
9,399,222	Freddie Mac, Series 5300, Class AB, 5.50%, 1/25/49	9,538,657
11,202,122	Ginnie Mae, Series 154, Class GA, 6.00%, 4/20/50	11,549,080
	Total (Cost $45,839,625)	46,251,552
Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — 0.61%
4,769,000	Federal Farm Credit Banks Funding Corp., 4.13%, 12/15/32	4,810,957
5,325,000	Federal Farm Credit Banks Funding Corp., 2.40%, 3/24/36	4,386,896

	Total (Cost $9,063,772)	9,197,853

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 15.59%
30,556,200	U.S. Treasury Note, 2.63%, 2/15/29	29,363,792
87,139,500	United States Treasury Note, 4.13%, 11/15/32(d)	89,552,855
2,219,300	United States Treasury Note, 4.00%, 2/15/34	2,255,017
120,131,100	United States Treasury Bond, 2.50%, 2/15/45	91,693,816
42,337,700	United States Treasury Bond, 1.38%, 8/15/50	23,287,389

	Total (Cost $222,705,751)	236,152,869

Shares		Fair Value
MONEY MARKET FUNDS — 1.00%
15,090,151	Federated Treasury Obligations Fund, Institutional Shares, 4.81%(e)	15,090,151

	Total Money Market Funds
	(Cost $15,090,151)	15,090,151

Total Investments— 98.81%
(Cost $1,488,428,728)		1,496,744,733
Other Assets in Excess of Liabilities— 1.19%		17,977,022
NET ASSETS — 100.00%		$1,514,721,755

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2024. The maturity date reflected is the final maturity date.
(d)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2024 is $92,518,967, which represents 6.1% of net assets.
(e)	Represents the current yield as of report date.

GMTN	Global Medium Term Note
G.O.	Global Obligation
MTN	Medium Term Note
STEP	Step Coupon Bond
28	See accompanying notes to financial statements.

Sterling Capital Long Duration Corporation Bond Fund

Schedule of Investments

September 30, 2024

Principal Amount		Fair Value
CORPORATE BONDS — 93.92%
	AEROSPACE & DEFENSE — 3.64%
$72,000	L3Harris Technologies, Inc., 4.85%, 4/27/35	$72,059
172,000	Howmet Aerospace, Inc., 5.95%, 2/01/37	188,089
198,000	RTX Corp., 4.45%, 11/16/38	188,328
139,000	Boeing Co. (The), 5.71%, 5/01/40	135,464
93,000	Boeing Co. (The), 3.90%, 5/01/49	67,345
173,000	RTX Corp., 2.82%, 9/01/51	115,510
257,000	Lockheed Martin Corp., 4.15%, 6/15/53	226,235
118,000	L3Harris Technologies, Inc., 5.60%, 7/31/53	123,937
90,000	RTX Corp., 6.40%, 3/15/54	106,132
200,000	BAE Systems PLC, 5.50%, 3/26/54(a)	209,475
60,000	Boeing Co. (The), 6.86%, 5/01/54(a)	65,823
96,000	Boeing Co. (The), 3.83%, 3/01/59	65,023
		1,563,420
	AIR FREIGHT & LOGISTICS — 0.27%
129,000	FedEx Corp., 4.55%, 4/01/46	114,930

	AUTOMOBILES — 0.31%
141,000	General Motors Co., 5.15%, 4/01/38	135,010

	AUTOMOTIVE — 0.32%
67,000	General Motors Financial Co., Inc., 6.10%, 1/07/34	69,726
80,000	Ford Motor Co., 4.75%, 1/15/43	66,241
		135,967
	BANKS — 6.65%
96,000	Bank of America Corp., 2.48%, 9/21/36(b)	80,924
53,000	Fifth Third Bancorp, 8.25%, 3/01/38	66,663
219,000	Bank of America Corp., 4.24%, 4/24/38	207,282
178,000	JPMorgan Chase & Co., 3.88%, 7/24/38(b)	162,476
76,000	Citigroup, Inc., 3.88%, 1/24/39(b)	67,552
96,000	Westpac Banking Corp., 2.96%, 11/16/40	72,563
89,000	Citigroup, Inc., 5.32%, 3/26/41(b)	91,091
431,000	JPMorgan Chase & Co., 3.11%, 4/22/41(b)	346,420
211,000	Wells Fargo & Co., 3.07%, 4/30/41(b)	165,791
370,000	Bank of America Corp., MTN, 2.68%, 6/19/41(b)	277,732
106,000	Citigroup, Inc., 5.88%, 1/30/42	116,283
129,000	JPMorgan Chase & Co., 3.16%, 4/22/42(b)	103,330
204,000	Barclays PLC, 3.33%, 11/24/42 (H15T1Y + 130 bps)	156,590
309,000	Wells Fargo & Co., 5.38%, 11/02/43	310,440
200,000	Lloyds Banking Group PLC, 3.37%, 12/14/46	148,512
129,000	JPMorgan Chase & Co., 4.26%, 2/22/48(b)	116,833
109,000	Charles Schwab Corp. (The), Series H, 4.00%, 12/31/49 (H15T10Y + 307.90 bps)(b)(c)	97,440
170,000	Bank of America Corp., MTN, 4.33%, 3/15/50(b)	153,730
117,000	Wells Fargo & Co., MTN, 5.01%, 4/04/51(b)	114,590
		2,856,242
	BEVERAGES — 3.25%
170,000	Anheuser-Busch Cos. LLC, 4.70%, 2/01/36	170,463
109,000	Diageo Capital PLC, 3.88%, 4/29/43	95,010
284,000	Anheuser-Busch Cos. LLC, 4.90%, 2/01/46 (FIXED)	279,372
200,000	Bacardi Ltd., 5.30%, 5/15/48(a)	188,876
186,000	Constellation Brands, Inc., 3.75%, 5/01/50	146,716
96,000	PepsiCo, Inc., 2.75%, 10/21/51	65,786
194,000	PepsiCo, Inc., 4.65%, 2/15/53	187,440
53,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59	59,651
215,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, 6/01/60	203,429
		1,396,743
	BIOTECH & PHARMA — 1.78%
97,000	Wyeth LLC, 5.95%, 4/01/37	107,310
105,000	Pfizer Investment Enterprises Pte Ltd., 5.11%, 5/19/43	106,835
200,000	Roche Holdings, Inc., 2.61%, 12/13/51(a)	132,172
190,000	CSL Finance PLC, 4.75%, 4/27/52(a)	177,987
186,000	CSL Finance PLC, 5.42%, 4/03/54(a)	192,559
50,000	Novartis Capital Corp., 4.70%, 9/18/54	48,868
		765,731
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	BIOTECHNOLOGY — 3.06%
$64,000	AbbVie, Inc., 4.05%, 11/21/39	$59,025
96,000	Gilead Sciences, Inc., 2.60%, 10/01/40	71,787
178,000	Amgen, Inc., 2.80%, 8/15/41	134,643
56,000	Amgen, Inc., 5.15%, 11/15/41	56,074
100,000	AbbVie, Inc., 4.40%, 11/06/42	94,230
251,000	Amgen, Inc., 5.60%, 3/02/43	263,646
117,000	Baxalta, Inc., 5.25%, 6/23/45	117,000
149,000	AbbVie, Inc., 4.45%, 5/14/46	138,950
55,000	Gilead Sciences, Inc., 2.80%, 10/01/50	37,357
100,000	Amgen, Inc., 5.65%, 3/02/53	105,056
76,000	Amgen, Inc., 2.77%, 9/01/53	49,308
93,000	AbbVie, Inc., 5.40%, 3/15/54	98,482
109,000	Amgen, Inc., 4.40%, 2/22/62	93,139
		1,318,697
	CABLE & SATELLITE — 1.52%
166,000	Time Warner Cable LLC, 6.55%, 5/01/37	164,086
76,000	Time Warner Cable LLC, 5.88%, 11/15/40	68,753
186,000	Charter Communications Operating LLC, 6.48%, 10/23/45	179,372
99,000	Charter Communications Operating LLC, 6.83%, 10/23/55	98,564
207,000	Charter Communications Operating LLC, 4.40%, 12/01/61	140,560
		651,335
	CAPITAL MARKETS — 2.26%
69,000	Morgan Stanley, 5.42%, 7/21/34(b)	71,880
109,000	Morgan Stanley, 2.48%, 9/16/36	91,045
150,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	172,404
211,000	Morgan Stanley, 3.97%, 7/22/38(b)	190,960
36,000	Morgan Stanley, 3.22%, 4/22/42(b)	28,949
40,000	Jefferies Financial Group, Inc., 6.50%, 1/20/43	43,945
200,000	UBS Group AG, 3.18%, 2/11/43(a)	155,754
141,000	Intercontinental Exchange, Inc., 4.25%, 9/21/48	125,150
113,000	S&P Global, Inc., 3.70%, 3/01/52	92,102
		972,189
	CHEMICALS — 0.20%
45,000	Dow Chemical Co. (The), 4.38%, 11/15/42	39,632
56,000	LYB International Finance III LLC, 4.20%, 5/01/50	45,923
		85,555
	COMMERCIAL SERVICES & SUPPLIES — 0.26%
162,000	Republic Services, Inc., 2.95%, 1/15/52	110,965

	COMMUNICATIONS EQUIPMENT — 0.12%
48,000	Cisco Systems, Inc., 5.30%, 2/26/54	50,863

	CONSTRUCTION MATERIALS — 0.36%
88,000	Vulcan Materials Co., 4.50%, 6/15/47	79,017
88,000	Martin Marietta Materials, Inc., 4.25%, 12/15/47	76,067
		155,084
	CONTAINERS & PACKAGING — 0.74%
27,000	Packaging Corp. of America, 4.05%, 12/15/49	22,427
113,000	Packaging Corp. of America, 3.05%, 10/01/51	79,036
200,000	Smurfit Kappa Treasury ULC, 5.78%, 4/03/54(a)	214,043
		315,506
	DIVERSIFIED FINANCIAL SERVICES — 0.77%
76,000	Voya Financial, Inc., 4.80%, 6/15/46	68,872
120,000	Corebridge Financial, Inc., 4.40%, 4/05/52	102,616
150,000	Apollo Global Management, Inc., 5.80%, 5/21/54	159,649
		331,137
	DIVERSIFIED TELECOMMUNICATION SERVICES — 3.85%
80,000	Verizon Communications, Inc., 4.40%, 11/01/34	78,046
255,000	AT&T, Inc., 4.50%, 5/15/35	247,552
158,000	Verizon Communications, Inc., 5.25%, 3/16/37	164,084
162,000	Verizon Communications, Inc., 2.65%, 11/20/40	119,244

See accompanying notes to financial statements.	29

Sterling Capital Long Duration Corporation Bond Fund

Schedule of Investments (continued)

September 30, 2024

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
$152,000	Verizon Communications, Inc., 3.40%, 3/22/41	$123,999
186,000	AT&T, Inc., Class B, 3.50%, 6/01/41	152,106
150,000	Deutsche Telekom AG, 3.63%, 1/21/50(a)	115,871
345,000	AT&T, Inc., 3.65%, 9/15/59	250,014
439,000	AT&T, Inc., 3.85%, 6/01/60	331,887
88,000	Verizon Communications, Inc., 3.70%, 3/22/61	66,466
		1,649,269
	ELECTRIC UTILITIES — 12.69%
88,000	NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32	76,184
93,000	Appalachian Power Co., 5.80%, 10/01/35	97,248
61,000	Commonwealth Edison Co., 5.90%, 3/15/36	67,101
45,000	Florida Power & Light Co., 5.85%, 5/01/37	47,862
110,000	Duke Energy Carolinas LLC, 6.10%, 6/01/37	120,956
61,000	Duke Energy Florida LLC, 6.35%, 9/15/37	68,917
117,000	Public Service Electric & Gas Co., MTN, 5.38%, 11/01/39	121,793
85,000	Massachusetts Electric Co., 5.90%, 11/15/39(a)	89,214
65,000	Puget Sound Energy, Inc., 5.64%, 4/15/41	67,927
129,000	Florida Power & Light Co., 4.13%, 2/01/42	116,283
121,000	Virginia Electric and Power Co., 4.00%, 1/15/43	103,813
76,000	MidAmerican Energy Co., 4.80%, 9/15/43	73,459
145,000	Consolidated Edison Co. of New York, Inc., 4.45%, 3/15/44	132,967
76,000	Exelon Corp., 5.10%, 6/15/45	74,275
76,000	Exelon Corp., 4.45%, 4/15/46	67,579
215,000	Duke Energy Indiana LLC, 3.75%, 5/15/46	173,856
88,000	Duke Energy Ohio, Inc., 3.70%, 6/15/46	70,034
129,000	FirstEnergy Corp., 4.85%, 7/15/47	118,458
109,000	DTE Electric Co., 3.75%, 8/15/47	88,585
100,000	Alabama Power Co., 3.70%, 12/01/47(d)	80,735
88,000	Connecticut Light and Power Co. (The), 4.00%, 4/01/48	75,071
76,000	Consolidated Edison Co. of New York, Inc., 4.65%, 12/01/48	70,085
76,000	CenterPoint Energy Houston Electric LLC, 4.25%, 2/01/49	66,807
55,000	FirstEnergy Transmission LLC, 4.55%, 4/01/49(a)	49,428
125,000	San Diego Gas & Electric Co., 4.10%, 6/15/49	105,598
223,000	Entergy Texas, Inc., 3.55%, 9/30/49	169,282
113,000	Union Electric Co., 3.25%, 10/01/49	83,591
121,000	Xcel Energy, Inc., 3.50%, 12/01/49	89,142
279,000	Georgia Power Co., 3.70%, 1/30/50	221,474
120,000	AEP Transmission Co. LLC, 3.65%, 4/01/50(d)	94,590
113,000	San Diego Gas & Electric Co., 3.32%, 4/15/50	83,080
161,000	Baltimore Gas and Electric Co., 2.90%, 6/15/50	110,212
211,000	CenterPoint Energy Houston Electric LLC, 2.90%, 7/01/50(d)	143,511
88,000	Berkshire Hathaway Energy Co., 4.25%, 10/15/50	75,064
141,000	Duke Energy Progress LLC, 2.90%, 8/15/51	95,810
258,000	PECO Energy Co., 2.85%, 9/15/51	174,445
121,000	Puget Sound Energy, Inc., 2.89%, 9/15/51	80,504
141,000	DTE Electric Co., 3.65%, 3/01/52	112,004
96,000	Northern States Power Co., 3.20%, 4/01/52	69,875
55,000	Northern States Power Co., 4.50%, 6/01/52	50,470
96,000	MidAmerican Energy Co., 2.70%, 8/01/52	63,096
137,000	Duke Energy Corp., 5.00%, 8/15/52	129,815
84,000	Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52	81,747
71,000	Duke Energy Carolinas LLC, 5.35%, 1/15/53	73,186
190,000	Southern California Edison Co., 5.70%, 3/01/53	200,253
56,000	Union Electric Co., 5.45%, 3/15/53	58,396
117,000	Indiana Michigan Power Co., 5.63%, 4/01/53	123,303
80,000	Berkshire Hathaway Energy Co., 4.60%, 5/01/53	72,015
77,000	Public Service Electric and Gas Co., 5.45%, 8/01/53	81,545
65,000	Entergy Texas, Inc., 5.80%, 9/01/53	69,347
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	ELECTRIC UTILITIES — (continued)
$73,000	Duke Energy Corp., 6.10%, 9/15/53	$79,899
53,000	Southern California Edison Co., 5.88%, 12/01/53	57,394
58,000	Duke Energy Carolinas LLC, 5.40%, 1/15/54	60,278
142,000	NextEra Energy Capital Holdings, Inc., 5.55%, 3/15/54	148,104
120,000	Entergy Louisiana LLC, 5.70%, 3/15/54	127,615
60,000	Southern California Edison Co., 5.75%, 4/15/54	64,090
88,000	Dominion Energy South Carolina, Inc., 5.10%, 6/01/65	86,054
		5,453,426
	ENERGY EQUIPMENT & SERVICES — 0.39%
84,000	Halliburton Co., 4.85%, 11/15/35	83,774
88,000	Halliburton Co., 5.00%, 11/15/45	84,133
		167,907
	ENTERTAINMENT — 0.21%
135,000	Walt Disney Co. (The), 2.75%, 9/01/49	91,792

	ENTERTAINMENT CONTENT — 0.44%
180,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42	146,885
56,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52	43,199
		190,084
	EQUITY REAL ESTATE -INVESTMENT TRUSTS -(REITS) — 0.22%
129,000	NNN REIT, Inc., 3.50%, 4/15/51	95,105

	FINANCIAL SERVICES — 1.45%
97,000	Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42(a)	105,340
81,000	Carlyle Holdings II Finance LLC, 5.63%, 3/30/43(a)	82,377
105,000	KKR Group Finance Co. III LLC, 5.13%, 6/01/44(a)	101,527
200,000	UBS Group AG, 5.38%, 9/06/45 (USISSO01 + 186 bps)(a)	204,198
76,000	Blue Owl Finance LLC, 4.13%, 10/07/51(a)	57,125
37,000	BlackRock Funding, Inc., 5.25%, 3/14/54	38,280
33,000	BlackRock Funding, Inc., 5.35%, 1/08/55	34,693
		623,540
	FOOD — 1.25%
167,000	Kraft Heinz Foods Co., 6.88%, 1/26/39	196,622
150,000	Nestle Holdings, Inc., 2.50%, 9/14/41(a)	110,026
96,000	Cargill, Inc., 4.76%, 11/23/45(a)	92,161
73,000	Kraft Heinz Foods Co., 4.88%, 10/01/49	68,538
76,000	Cargill, Inc., 4.38%, 4/22/52(a)	68,913
		536,260
	FOOD & STAPLES RETAILING — 0.22%
125,000	Kenvue, Inc., 2.50%, 9/22/41	93,575

	FOOD PRODUCTS — 0.32%
125,000	Hershey Co. (The), 3.13%, 11/15/49	91,401
64,000	Hormel Foods Corp., 3.05%, 6/03/51	45,682
		137,083
	GAS & WATER UTILITIES — 0.39%
243,000	Southern Co Gas Capital Corp., 3.15%, 9/30/51	167,778

	GAS UTILITIES — 0.18%
88,000	Atmos Energy Corp., 4.13%, 10/15/44	77,705

	HEALTH CARE EQUIPMENT & SUPPLIES — 0.80%
84,000	Becton Dickinson & Co., 4.88%, 5/15/44	77,298
84,000	Stryker Corp., 4.63%, 3/15/46	79,242
70,000	Abbott Laboratories, 4.90%, 11/30/46(d)	71,283
100,000	GE HealthCare Technologies, Inc., 6.38%, 11/22/52	116,788
		344,611
	HEALTH CARE FACILITIES & SERVICES — 0.81%
133,000	HCA, Inc., 5.50%, 6/15/47	131,957
162,000	HCA, Inc., 3.50%, 7/15/51	116,620
93,000	HCA, Inc., 6.00%, 4/01/54	98,129
		346,706
	HEALTH CARE PROVIDERS & SERVICES — 2.12%
68,000	CVS Health Corp., 4.78%, 3/25/38	64,133
76,000	Cigna Group (The), 4.80%, 8/15/38	73,958

30	See accompanying notes to financial statements.

Sterling Capital Long Duration Corporation Bond Fund

Schedule of Investments (continued)

September 30, 2024

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	HEALTH CARE PROVIDERS & SERVICES — (continued)
$179,000	UnitedHealth Group, Inc., 3.50%, 8/15/39	$154,068
105,000	CVS Health Corp., 2.70%, 8/21/40	74,493
137,000	CVS Health Corp., 5.13%, 7/20/45	127,522
154,000	UnitedHealth Group, Inc., 3.75%, 10/15/47	126,251
194,000	Elevance Health, Inc., 4.38%, 12/01/47	171,553
123,000	UnitedHealth Group, Inc., 4.95%, 5/15/62	118,675
		910,653
	HOTELS, RESTAURANTS & LEISURE — 0.86%
149,000	McDonald's Corp., 4.88%, 12/09/45	144,369
145,000	McDonald's Corp., 3.63%, 9/01/49	114,088
145,000	Starbucks Corp., 3.50%, 11/15/50	110,161
		368,618
	HOUSEHOLD PRODUCTS — 0.49%
250,000	Haleon US Capital LLC, 4.00%, 3/24/52	212,469

	INDEPENDENT POWER/RENEWABLE ELECTRICITY PRODUCERS — 0.15%
70,000	Tennessee Valley Authority, 4.25%, 9/15/52	64,956

	INSURANCE — 4.86%
52,000	Enstar Group Ltd., 3.10%, 9/01/31	44,885
106,000	New York Life Insurance Co., 6.75%, 11/15/39(a)	124,611
85,000	Enstar Finance LLC, 5.50%, 1/15/42 (H15T5Y + 400.60bps)(b)	79,287
76,000	Securian Financial Group, Inc., 4.80%, 4/15/48(a)	68,587
76,000	Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	69,730
100,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50(a)	80,907
134,000	New York Life Insurance Co., 3.75%, 5/15/50(a)	107,255
88,000	Pacific LifeCorp, 3.35%, 9/15/50(a)	64,087
109,000	Prudential Financial, Inc., 3.70%, 10/01/50 (H15T5Y + 303.5 bps)	100,647
136,000	Northwestern Mutual Life Insurance Co. (The), 3.45%, 3/30/51(a)	101,174
185,000	Athene Holding Ltd., 3.95%, 5/25/51	142,124
96,000	Fidelity National Financial, Inc., 3.20%, 9/17/51	64,170
105,000	Global Atlantic Fin Co., 4.70%, 10/15/51 (H15T5Y + 379.60 bps)(a)(b)	100,513
60,000	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	50,569
92,000	Aon North America, Inc., 5.75%, 3/01/54	97,293
147,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	156,186
143,000	Athene Holding Ltd., 6.25%, 4/01/54	152,037
200,000	Nippon Life Insurance Co., 5.95%, 4/16/54(a)	208,564
62,000	Corebridge Financial, Inc., 6.38%, 9/15/54 (H15T5Y + 264.60 bps)(b)	62,657
100,000	W R Berkley Corp., 3.15%, 9/30/61	64,734
76,000	Guardian Life Insurance Co. of America (The), 4.88%, 6/19/64(a)	71,021
88,000	New York Life Insurance Co., 4.45%, 5/15/69(a)	76,188
		2,087,226
	INTERACTIVE MEDIA & SERVICES — 0.72%
178,000	Meta Platforms, Inc., 4.45%, 8/15/52	163,914
78,000	Meta Platforms, Inc., 5.40%, 8/15/54	81,610
59,000	Meta Platforms, Inc., 5.75%, 5/15/63	64,581
		310,105
	INTERNET & DIRECT MARKETING RETAIL — 0.85%
241,000	Amazon.com, Inc., 2.50%, 6/03/50	158,994
319,000	Amazon.com, Inc., 2.70%, 6/03/60	204,545
		363,539
	IT SERVICES — 0.77%
96,000	Visa, Inc., 4.30%, 12/14/45	89,273
272,000	Fiserv, Inc., 4.40%, 7/01/49	240,152
		329,425
	LIFE SCIENCES TOOLS & SERVICES — 0.22%
137,000	Danaher Corp., 2.80%, 12/10/51	93,784
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	MACHINERY — 0.55%
$88,000	Deere & Co., 3.90%, 6/09/42	$78,714
96,000	Caterpillar, Inc., 3.80%, 8/15/42	84,083
69,000	Cummins, Inc., 5.45%, 2/20/54	72,899
		235,696
	MEDIA — 1.21%
141,000	Comcast Corp., 3.25%, 11/01/39	115,201
109,000	Comcast Corp., 3.40%, 7/15/46	84,317
141,000	Comcast Corp., 2.80%, 1/15/51	93,467
96,000	Comcast Corp., 2.89%, 11/01/51	64,336
158,000	Comcast Corp., 5.50%, 5/15/64	163,127
		520,448
	METALS & MINING — 0.73%
100,000	Southern Copper Corp., 7.50%, 7/27/35	118,987
64,000	Newmont Corp., 4.88%, 3/15/42	63,202
88,000	Steel Dynamics, Inc., 3.25%, 10/15/50	61,789
108,000	Nucor Corp., 2.98%, 12/15/55	70,616
		314,594
	MULTI-UTILITIES — 1.30%
211,000	Sempra, 3.80%, 2/01/38	183,905
55,000	Dominion Energy, Inc., 3.30%, 4/15/41	42,564
76,000	CMS Energy Corp., 4.70%, 3/31/43	69,754
92,000	NiSource, Inc., 4.80%, 2/15/44	86,193
121,000	CMS Energy Corp, 3.75%, 12/01/50	105,610
77,000	Dominion Energy, Inc., 4.85%, 8/15/52	71,203
		559,229
	OIL & GAS PRODUCERS — 4.69%
155,000	Shell International Finance BV, 6.38%, 12/15/38	179,657
85,000	Enterprise Products Operating LLC, 6.13%, 10/15/39	93,834
100,000	Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	82,874
105,000	BP Capital Markets America, Inc., 3.06%, 6/17/41	81,462
105,000	Shell International Finance BV, 4.55%, 8/12/43	98,881
80,000	Eastern Gas Transmission & Storage, Inc., 4.80%, 11/01/43	74,539
141,000	DCP Midstream Operating LP, 5.60%, 4/01/44	140,233
109,000	Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 6/15/44	96,315
90,000	Marathon Petroleum Corp., 4.75%, 9/15/44	80,097
100,000	Apache Corp., 5.35%, 7/01/49	86,660
149,000	BP Capital Markets America, Inc., 2.94%, 6/04/51	101,121
227,000	Enterprise Products Operating LLC, 3.30%, 2/15/53	162,195
73,000	TotalEnergies Capital SA, 5.49%, 4/05/54	75,338
97,000	Woodside Finance Ltd., 5.70%, 9/12/54	96,356
150,000	Aker BP ASA, 5.80%, 10/01/54(a)	147,547
80,000	ConocoPhillips Co., 4.03%, 3/15/62	64,373
100,000	TotalEnergies Capital SA, 5.43%, 9/10/64	100,454
255,000	ONEOK, Inc., 5.85%, 11/01/64	252,799
		2,014,735
	OIL, GAS & CONSUMABLE FUELS — 6.07%
100,000	TransCanada PipeLines Ltd., 4.63%, 3/01/34	98,400
176,000	MPLX LP, 4.50%, 4/15/38	162,482
122,000	TransCanada PipeLines Ltd., 4.75%, 5/15/38	117,430
85,000	Energy Transfer Partners, LP, 7.50%, 7/01/38	101,105
216,000	Exxon Mobil Corp., 4.23%, 3/19/40	201,978
73,000	Williams Cos., Inc. (The), 6.30%, 4/15/40	79,523
85,000	Equinor ASA, 5.10%, 8/17/40	86,969
111,000	Hess Corp., 5.60%, 2/15/41	115,314
97,000	Kinder Morgan Energy Partners LP, 5.63%, 9/01/41	96,364
114,000	Apache Corp., 5.25%, 2/01/42	102,188
166,000	Energy Transfer LP, 5.00%, 5/15/44	151,943
88,000	Spectra Energy Partners LP, 4.50%, 3/15/45	76,610
113,000	Energy Transfer LP, 5.35%, 5/15/45	107,569
72,000	Kinder Morgan, Inc., 5.55%, 6/01/45	71,073
76,000	Exxon Mobil Corp., 4.11%, 3/01/46	67,659

See accompanying notes to financial statements.	31

Sterling Capital Long Duration Corporation Bond Fund

Schedule of Investments (continued)

September 30, 2024

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	OIL, GAS & CONSUMABLE FUELS — (continued)
$129,000	MPLX LP, 5.20%, 12/01/47	$120,857
64,000	MPLX LP, 4.70%, 4/15/48	55,749
113,000	Energy Transfer LP, 5.00%, 5/15/50	101,962
57,000	ONEOK, Inc., 7.15%, 1/15/51	65,708
56,000	MPLX LP, 4.95%, 3/14/52	50,202
70,000	Diamondback Energy, Inc., 4.25%, 3/15/52	56,563
89,000	Targa Resources Corp., 6.25%, 7/01/52	95,680
52,000	Kinder Morgan, Inc., 5.45%, 8/01/52	50,489
120,000	Ovintiv, Inc., 7.10%, 7/15/53	134,563
89,000	ONEOK, Inc., 6.63%, 9/01/53	98,638
36,000	Energy Transfer LP, 5.95%, 5/15/54	36,849
101,000	Diamondback Energy, Inc., 5.90%, 4/18/64	101,674
		2,605,541
	PERSONAL PRODUCTS — 0.34%
141,000	Kenvue, Inc., 5.05%, 3/22/53	144,735

	PHARMACEUTICALS — 1.69%
158,000	Bristol-Myers Squibb Co., 2.35%, 11/13/40	112,930
96,000	Zoetis, Inc., 4.70%, 2/01/43	91,360
31,000	Bristol-Myers Squibb Co., 5.50%, 2/22/44	32,819
121,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	106,123
195,000	Bristol-Myers Squibb Co., 2.55%, 11/13/50	124,113
88,000	Merck & Co, Inc., 2.75%, 12/10/51	59,318
141,000	Bristol-Myers Squibb Co., 3.70%, 3/15/52	111,844
73,000	Bristol-Myers Squibb Co., 6.40%, 11/15/63	85,750
		724,257
	REIT — 2.33%
157,000	American Tower Trust #1, Series 2018-1, Class A, 3.65%, 3/23/28(a)	152,460
88,000	UDR, Inc., 3.10%, 11/01/34	74,894
121,000	Kimco Realty OP LLC, 4.25%, 4/01/45	103,761
88,000	Simon Property Group LP, 3.25%, 9/13/49	63,876
207,000	American Tower Corp., 3.70%, 10/15/49	160,048
70,000	Alexandria Real Estate Equities, Inc., 3.00%, 5/18/51	46,648
40,000	Mid-America Apartments LP, 2.88%, 9/15/51	26,929
148,000	American Homes 4 Rent LP, 4.30%, 4/15/52	122,284
56,000	Prologis LP, 5.25%, 6/15/53	56,690
40,000	Public Storage Operating Co., 5.35%, 8/01/53	41,299
46,000	VICI Properties LP, 6.13%, 4/01/54	48,206
80,000	Alexandria Real Estate Equities, Inc., 5.63%, 5/15/54	81,802
20,000	Realty Income Corp., 5.38%, 9/01/54	20,331
		999,228
	RETAIL - DISCRETIONARY — 0.27%
110,000	ERAC USA Finance LLC, 5.63%, 3/15/42(a)	116,753

	ROAD & RAIL — 1.47%
73,000	CSX Corp., 6.00%, 10/01/36	81,265
105,000	Union Pacific Corp., 3.60%, 9/15/37	94,087
31,000	Union Pacific Corp., 3.38%, 2/14/42	25,417
76,000	Norfolk Southern Corp., 3.95%, 10/01/42	65,720
72,000	CSX Corp., 4.30%, 3/01/48	64,530
56,000	Norfolk Southern Corp., 3.40%, 11/01/49	42,004
227,000	Union Pacific Corp., 2.95%, 3/10/52	159,324
109,000	CSX Corp., 4.50%, 11/15/52	100,665
		633,012
	SEMICONDUCTORS — 0.59%
126,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.00%, 1/15/33	127,389
178,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.25%, 11/30/51	125,116
		252,505
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.22%
60,000	Broadcom, Inc., 3.47%, 4/15/34(a)	53,977
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — (continued)
$154,000	Broadcom, Inc., 3.50%, 2/15/41(a)	$126,509
76,000	QUALCOMM, Inc., 4.30%, 5/20/47	68,762
170,000	Lam Research Corp., 2.88%, 6/15/50	118,603
96,000	Broadcom, Inc., 3.75%, 2/15/51(a)	76,224
80,000	KLA Corp., 4.95%, 7/15/52	79,420
		523,495
	SOFTWARE — 3.02%
109,000	Oracle Corp., 3.80%, 11/15/37	96,285
239,000	Oracle Corp., 3.65%, 3/25/41	197,392
121,000	Oracle Corp., 4.00%, 7/15/46	100,231
105,000	Oracle Corp., 3.60%, 4/01/50	79,823
96,000	Microsoft Corp., 2.53%, 6/01/50	65,797
198,000	Microsoft Corp., 2.50%, 9/15/50	133,968
96,000	Oracle Corp., 3.95%, 3/25/51	77,139
121,000	Salesforce, Inc., 2.90%, 7/15/51	84,313
77,000	Oracle Corp., 6.90%, 11/09/52	92,737
56,000	Oracle Corp., 4.38%, 5/15/55	47,739
96,000	Oracle Corp., 3.85%, 4/01/60	72,000
325,000	Microsoft Corp., 2.68%, 6/01/60	213,725
56,000	Salesforce, Inc., 3.05%, 7/15/61	37,567
		1,298,716
	SPECIALTY FINANCE — 0.58%
300,000	AerCap Ireland Capital DAC, 3.85%, 10/29/41	250,611

	SPECIALTY RETAIL — 1.28%
117,000	Lowe's Cos, Inc., 5.00%, 4/15/40	115,650
141,000	Home Depot, Inc. (The), 3.13%, 12/15/49	103,964
162,000	Lowe's Cos, Inc., 3.50%, 4/01/51	119,634
242,000	Home Depot, Inc. (The), 2.75%, 9/15/51	163,855
47,000	Home Depot, Inc. (The), 5.30%, 6/25/54	49,341
		552,444
	TECHNOLOGY HARDWARE — 0.23%
100,000	Hewlett Packard Enterprise Co., 5.60%, 10/15/54	97,968

	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.63%
162,000	Apple, Inc., 3.85%, 5/04/43	145,845
70,000	Hewlett Packard Enterprise Co., 6.35%, 10/15/45	76,796
88,000	Apple, Inc., 3.85%, 8/04/46	77,332
141,000	Apple, Inc., 2.65%, 5/11/50	97,524
202,000	Apple, Inc., 2.70%, 8/05/51	138,982
186,000	Apple, Inc., 3.95%, 8/08/52	163,349
		699,828
	TELECOMMUNICATIONS — 1.77%
223,000	T-Mobile USA, Inc., 4.38%, 4/15/40	205,448
80,000	Telefonica Emisiones SA, 5.21%, 3/08/47	75,804
125,000	T-Mobile USA, Inc., 5.65%, 1/15/53	131,303
135,000	T-Mobile USA, Inc., 3.60%, 11/15/60	97,994
235,000	T-Mobile USA, Inc., 5.80%, 9/15/62	249,011
		759,560
	TEXTILES, APPAREL & LUXURY GOODS — 0.22%
121,000	NIKE, Inc., 3.38%, 3/27/50	95,322

	TOBACCO — 0.57%
194,000	Philip Morris International, Inc., 4.38%, 11/15/41	176,389
88,000	Altria Group, Inc., 3.88%, 9/16/46	68,659
		245,048
	TOBACCO & CANNABIS — 0.54%
69,000	BAT Capital Corp., 4.39%, 8/15/37	62,708
64,000	BAT Capital Corp., 4.54%, 8/15/47	53,962
100,000	BAT Capital Corp., 7.08%, 8/02/53	116,003
		232,673
	TRANSPORTATION & LOGISTICS — 1.13%
61,999	Polar Tankers, Inc., 5.95%, 5/10/37(a)	65,445

32	See accompanying notes to financial statements.

Sterling Capital Long Duration Corporation Bond Fund

Schedule of Investments (continued)

September 30, 2024

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	TRANSPORTATION & LOGISTICS — (continued)
$88,000	Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	$87,926
149,000	Burlington Northern Santa Fe LLC, 4.90%, 4/01/44	147,639
178,000	Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	183,632
		484,642
	WIRELESS TELECOMMUNICATION SERVICES — 0.72%
200,000	America Movil SAB de CV, 6.13%, 3/30/40	217,431
110,000	Vodafone Group PLC, 4.25%, 9/17/50	91,597
		309,028
	Total (Cost $41,533,457)	40,345,058

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 3.15%
1,357,800	United States Treasury Bond, 2.00%, 11/15/41	997,559
211,700	United States Treasury Bond, 2.50%, 2/15/45	161,587
304,800	United States Treasury Bond, 2.00%, 8/15/51	196,012
	Total (Cost $1,269,711)	1,355,158

Shares		Fair Value
MONEY MARKET FUNDS — 1.94%

834,180	Federated Treasury Obligations Fund, Institutional Shares, 4.81%(e)	834,180

	Total Money Market Funds
	(Cost $834,180)	834,180

Total Investments— 99.01%
(Cost $43,637,348)		42,534,396
Other Assets in Excess of Liabilities— 0.99%		427,415
NET ASSETS — 100.00%		$42,961,811

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2024. The maturity date reflected is the final maturity date.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2024 is $276,498, which represents 0.64% of net assets.

(e)	Represents the current yield as of report date.

MTN	Medium Term Note

See accompanying notes to financial statements.	33

Sterling Capital Quality Income Fund

Schedule of Investments

September 30, 2024

Principal Amount		Fair Value
CORPORATE BONDS — 0.28%
	REIT — 0.28%
$250,000	American Tower Trust #1, Series 2018-1, Class A, 3.65%, 3/23/28(a)(b)	$242,771

	Total (Cost $250,000)	242,771

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 11.65%
79,625	GreatAmerica Leasing Receivables Funding LLC, Series 1 , Class A4, 0.55%, 12/15/26(a)	79,079
195,171	Enterprise Fleet Financing LLC, Series 21-1 , Class A3, 0.70%, 12/21/26(a)	194,969
509,000	Carvana Auto Receivables Trust, Series P2 , Class B, 1.27%, 3/10/27	486,213
600,000	Carvana Auto Receivables Trust, Series P3 , Class B, 1.42%, 8/10/27	563,700
950,000	Santander Drive Auto Receivables Trust, Series 3 , Class B, 5.61%, 7/17/28	962,248
1,250,000	Avis Budget Rental Car Funding AESOP LLC, Series 4A , Class A, 5.49%, 6/20/29(a)	1,285,351
544,000	Enterprise Fleet Financing, Series 1 , Class A3, 5.42%, 10/22/29(a)	554,780
54,119	ARI Fleet Lease Trust, Series A , Class A3, 0.68%, 3/15/30(a)	53,733
35,867	United States Small Business Administration, Series 20D , Class 1, 4.36%, 4/01/30(b)	35,476
994,000	Hertz Vehicle Financing III LLC, Series 2A , Class A, 5.48%, 1/27/31(a)	1,018,971
415,000	Ford Credit Auto Owner Trust, Series 2 , Class A, 1.53%, 5/15/34(a)	392,289
100,612	Saxon Asset Securities Trust, Series 3 , Class M1, 5.87%, 12/26/34(c)	96,932
480,000	OneMain Financial Issuance Trust, Series 1A , Class A1, 1.55%, 6/16/36(a)(b)	450,241
630,000	OneMain Financial Issuance Trust, Series 2A , Class A, 3.14%, 10/14/36(a)(b)	609,199
195,000	OPG Trust, Series 2021-PORT , Class C, 6.04%, 10/15/36(a)	192,502
232,466	BX Trust, Series 2021-RISE , Class C, 6.66%, 11/15/36(a)	228,979
932,061	Wheels Fleet Lease Funding 1 LLC, Series 2A , Class A, 6.46%, 8/18/38(a)	943,232
620,000	Citibank Credit Card Issuance Trust, Series A3 , Class A3, 6.15%, 6/15/39(b)	677,916
692,000	MVW 2024-2 LLC, Series 2A , Class A, 4.43%, 3/20/42(a)	689,704
210,288	SoFi Professional Loan Program Trust, Series A , Class A2FX, 2.54%, 5/15/46(a)(b)	200,083
252,000	BANK5 Trust, Series 2024-5YR6 , Class A3, 6.23%, 5/15/57	268,110
240,000	BANK5 Trust, Series 2024-5YR6 , Class AS, 6.79%, 5/15/57	256,151
	Total (Cost $10,358,543)	10,239,858

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.32%
325,161	FRESB Mortgage Trust, Series 2017-SB36, Class A10F, 2.88%, 7/25/27(b)	315,152
85,000	Benchmark Mortgage Trust, Series V6, Class A3, 5.93%, 3/15/29	89,242
323,000	Benchmark Mortgage Trust, Series V6, Class AS, 6.38%, 3/15/29	339,204
140,000	Freddie Mac Multifamily Structured Pass Through, Series K159, Class A2, 3.95%, 11/25/30(d)	138,685
Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$19,220	CSFB Mortgage-Backed Pass-Through Certificates, Series 1, Class 2A1, 6.50%, 2/25/34	$19,242
23,782	CHL Mortgage Pass-Through Trust, Series 3, Class A4, 5.75%, 4/25/34	23,449
9,034	Citigroup Mortgage Loan Trust, Inc., Series NCM2, Class 3CB2, 6.50%, 9/01/34	8,995
1,000,000	Freddie Mac Multifamily Structured Pass Through, Series K1522, Class A2, 2.36%, 10/25/36	813,139
14	Citicorp Residential Mortgage Trust, STEP, Series 2007- 2, Class A6, 6.77%, 6/25/37	14
250,708	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 6.53%, 11/15/38(a)(c)	249,605
260,029	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 6.71%, 11/15/38(a)(c)	258,241
232,582	SMR Mortgage Trust, Series 2022-IND, Class A, 6.99%, 2/15/39(a)	228,525
7,234	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.15%, 8/10/43(a)	7,210
98,905	JP Morgan Chase Commercial Mortgage, Series C3, Class B, 5.01%, 2/15/46(a)(c)	92,477
44,709	COMM Mortgage Trust, 3.69%, 8/10/47	44,618
7,518	GS Mortgage Securities Trust, 3.93%, 9/01/47	7,506
154,386	COMM Mortgage Trust, Series 2014-CCRE20, Class A4, 3.59%, 11/10/47	154,133
600,000	Wells Fargo Commercial Mortgage Trust, Series LC18, Class A5, 3.41%, 12/15/47	596,769
271,456	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.53%, 12/15/47	270,753
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48(b)	493,963
644,000	Wells Fargo Commercial Mortgage Trust, Series P2, Class A4, 3.81%, 12/15/48	636,829
500,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.44%, 11/10/49(b)	488,710
589,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.53%, 11/10/49(b)	566,079
185,000	JP Morgan Chase Commercial Mortgage, Series JP4, Class A4, 3.65%, 12/15/49(c)	179,269
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series C32, Class A4, 3.72%, 12/15/49(b)	489,334
50,000	Wells Fargo Commercial Mortgage Trust, Series C37, Class A5, 3.79%, 12/15/49	49,129
700,000	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 2/10/50	664,047
250,000	COMM Mortgage Trust, Series COR2, Class A3, 3.51%, 9/10/50(b)	240,453
300,000	Wells Fargo Commercial Mortgage Trust, Series C40, Class A4, 3.58%, 10/15/50	291,672
435,000	Morgan Stanley Capital I Trust, Series H3, Class A5, 4.18%, 7/15/51	427,669
325,000	BBCMS Mortgage Trust, Series C7, Class A5, 2.04%, 4/15/53	285,165
64,000	GS Mortgage Securities Trust, Series GC47, Class A5, 2.38%, 5/12/53	56,848
220,800	Wells Fargo Commercial Mortgage Trust, Series C56, Class A5, 2.45%, 6/15/53	196,065
589,492	Benchmark Mortgage Trust, Series B18, Class A5, 1.93%, 7/15/53	505,347
659,333	Morgan Stanley Capital I Trust, Series HR8, Class A4, 2.04%, 7/15/53	575,848
300,000	Wells Fargo Commercial Mortgage Trust, Series C58, Class A4, 2.09%, 7/15/53	259,702
500,000	Wells Fargo Commercial Mortgage Trust, Series C57, Class A4, 2.12%, 8/15/53	439,871
34	See accompanying notes to financial statements.

Sterling Capital Quality Income Fund

Schedule of Investments (continued)

September 30, 2024

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$250,000	BANK 2020-BNK29, Series BN29, Class A4, 2.00%, 11/15/53	$210,636
500,000	GS Mortgage Securities Trust, Series GSA2, Class A5, 2.01%, 12/12/53(b)	425,485
1,250,000	Benchmark Mortgage Trust, Series B21, Class A5, 1.98%, 12/17/53(b)	1,072,643
100,000	CFCRE Commercial Mortgage Trust, Series C7, Class A3, 3.84%, 12/10/54	97,774
80,000	Benchmark Mortgage Trust, Series V2, Class AS, 6.54%, 5/15/55	83,682
209,000	Benchmark 2024-V7 Mortgage Trust, Series V7, Class A3, 6.23%, 5/15/56	222,853
167,000	Benchmark 2024-V7 Mortgage Trust, Series V7, Class AS, 6.53%, 5/15/56	176,597
220,000	Benchmark Mortgage Trust, Series V5, Class A3, 5.81%, 1/10/57	230,267
75,000	BBCMS Mortgage Trust, Series 5C25, Class A3, 5.95%, 3/15/57	78,903
51,000	BBCMS Mortgage Trust 2024-5C25, Series 5C25, Class AS, 6.36%, 3/15/57	53,485
165,000	BBCMS Mortgage Trust 2024-C26, Series C26, Class A5, 5.83%, 5/15/57	179,714
185,000	BMO 2024-C9 Mortgage Trust, Series C9, Class A5, 5.76%, 7/15/57	200,089
156,000	BMO Mortgage Trust, Series 2024-C9, Class AS, 6.13%, 7/15/57	166,270
153,910	WFRBS Commercial Mortgage Trust, Series C23, Class A5, 3.92%, 10/15/57	153,366
500,000	Citigroup Commercial Mortgage Trust, Series GC33, Class A4, 3.78%, 9/10/58	492,574
	Total (Cost $15,436,684)	14,347,297

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 25.14%
241,081	Fannie Mae, Series 2013-91, Class DV, 3.00%, 10/25/26	237,652
215,000	Freddie Mac, Series 4097, Class CU, 1.50%, 8/15/27	204,328
483,903	Freddie Mac, Series 4136, Class HZ, 3.50%, 11/15/27	477,621
357,421	Ginnie Mae, Series 79, Class V, 2.80%, 3/16/29	343,104
170,481	Freddie Mac, Series 219, –%, 3/01/32	153,537
52,349	Freddie Mac, Series 2485, Class WG, 6.00%, 8/15/32	54,844
119,000	Freddie Mac, Series 4160, Class HH, 2.50%, 12/15/32(b)	112,067
126,484	Fannie Mae, Series 2003-21, Class OW, 4.00%, 3/25/33	123,468
32,672	Fannie Mae, Series 2003-19, Class AR, 5.50%, 3/25/33	33,888
122,121	Freddie Mac, Series 2768, Class PC, 4.00%, 3/15/34	118,718
46,176	Ginnie Mae, Series 2004-69, Class GC, 5.50%, 4/20/34	47,183
121,932	Freddie Mac, Series 3042, Class PZ, 5.75%, 9/15/35	129,071
370,078	Ginnie Mae, Series 2005-60, Class WZ, 5.50%, 9/20/35	380,635
871,696	Freddie Mac, Series 236, –%, 4/01/36	721,525
161,377	Ginnie Mae, Series 2007-57, Class ZA, 5.75%, 10/20/37	165,705
669,733	Fannie Mae, Series 2008-2, Class PH, 5.50%, 2/25/38	686,900
71,851	Freddie Mac, Series 3440, Class EM, 5.00%, 4/15/38	74,087
527,000	Fannie Mae, Series 2009-28, Class HX, 5.00%, 5/25/39	532,243
102,918	Freddie Mac, Series 3816, Class HM, 4.50%, 5/15/40	103,630
500,000	Freddie Mac, Series 3714, Class PB, 4.75%, 8/15/40(b)	504,131
1,000,000	Ginnie Mae, Series 81, Class AL, 4.50%, 8/20/40	998,719
43,123	Fannie Mae, Series 74, Class QM, 4.50%, 11/25/40	42,827
2,735	Freddie Mac, Series 3803, Class PJ, 4.25%, 1/15/41	2,718
825,833	Fannie Mae, Series 2010-150, Class YL, 4.00%, 1/25/41	768,392
200,000	Freddie Mac, Series 3815, Class TB, 4.50%, 2/15/41	195,087
58,701	Freddie Mac, Series 4215, Class LD, 2.00%, 7/15/41	56,562
990,000	Freddie Mac, Series 3895, Class PW, 4.50%, 7/15/41	986,101
750,000	Ginnie Mae, Series 2011-135, Class PG, 3.00%, 10/16/41	671,410
28,959	Freddie Mac, Series 4293, Class MH, 3.00%, 12/15/41	28,089
767,396	Fannie Mae, Series 2011-131, Class PB, 4.50%, 12/25/41	769,169
Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$270,973	Freddie Mac, Series 4094, Class ME, 2.50%, 8/15/42	$241,870
460,000	Freddie Mac, Series 4088, Class CD, 3.00%, 8/15/42	387,972
628,000	Freddie Mac, Series 4135, Class AY, 2.00%, 11/15/42	514,347
724,000	Freddie Mac, Series 4125, Class JC, 2.50%, 11/15/42	582,031
108,682	Freddie Mac, Series 4173, Class NB, 3.00%, 3/15/43	100,196
83,084	Freddie Mac, Series 4352, Class ZX, 4.00%, 4/15/44	81,796
1,000,000	Freddie Mac, Series 4507, Class GB, 3.00%, 9/15/45	891,276
1,648,351	Fannie Mae, Series 2015-65, Class CZ, 3.50%, 9/25/45	1,459,474
108,778	Fannie Mae, Series 2016-85, Class GA, 2.50%, 10/25/45	100,654
475,000	Freddie Mac, Series 4650, Class JE, 3.00%, 7/15/46	418,736
524,681	Ginnie Mae, Series 126, Class A, 2.50%, 11/16/46	498,844
712,000	Ginnie Mae, Series 2017-75, Class DL, 3.00%, 3/20/47	568,903
1,495,000	Fannie Mae, Series 2017-42, Class HL, 3.00%, 6/25/47	1,365,769
640,903	Fannie Mae, Series 20, Class KL, 3.50%, 1/25/48	556,348
1,016,901	Freddie Mac, Series 4795, Class JB, 4.00%, 5/15/48	978,658
830,000	Ginnie Mae, Series 2019-6, Class JK, 3.50%, 1/20/49	751,899
778,867	Freddie Mac, Series 4941, Class MB, 3.00%, 7/25/49	714,477
310,510	Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 7/25/49(a)	285,784
662,399	Fannie Mae, Series 2015-65, Class BL, 3.50%, 9/25/49	563,149
786,847	Fannie Mae, Series 5, Class MG, 3.50%, 2/25/50	732,298
320,712	Fannie Mae, Series 2020-10, Class Q, 3.00%, 3/25/50	278,085
365,348	Freddie Mac, Series 5115, Class G, 2.50%, 9/25/50	302,825
	Total (Cost $22,811,133)	22,098,802

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 39.00%
	Fannie Mae — 17.14%
82,272	3.00%, 1/01/31, Pool #BA6574	80,354
259,908	4.50%, 3/01/34, Pool #CA3294	262,607
232,439	2.50%, 11/01/35, Pool #CA7939	218,071
48,739	5.50%, 6/01/38, Pool #984277(b)	50,117
26,594	5.50%, 8/01/38, Pool #995072	27,430
35,129	4.50%, 9/01/39, Pool #AC1830	35,519
34,220	4.50%, 10/01/40, Pool #AE4855	34,601
61,995	3.50%, 2/01/41, Pool #AH5646	59,322
100,443	4.00%, 3/01/41, Pool #AH4008	99,248
300,786	2.50%, 5/01/41, Pool #MA4334	271,184
27,219	4.50%, 6/01/41, Pool #AC9298	27,424
68,955	5.00%, 7/01/41, Pool #AI5595	70,987
117,078	4.00%, 9/01/41, Pool #AJ1717	115,684
553,396	6.00%, 8/01/43, Pool #MA5129	569,866
35,176	4.50%, 10/01/44, Pool #MA2066	35,264
103,771	4.00%, 12/01/44, Pool #MA2127	101,251
101,637	4.50%, 1/01/45, Pool #MA2158	101,890
122,979	3.50%, 3/01/45, Pool #AS4552	116,986
113,030	4.00%, 10/01/45, Pool #AL7487	110,286
766,329	3.00%, 10/01/46, Pool #BC4764	702,755
75,209	4.00%, 11/01/46, Pool #MA2808	73,267
99,167	3.00%, 2/01/47, Pool #BE2329	91,018
54,768	4.00%, 5/01/47, Pool #BE9598	53,167
47,456	4.50%, 11/01/47, Pool #BM3286	47,633
54,853	4.50%, 5/01/48, Pool #CA1711	54,509
1,370,650	3.50%, 6/01/50, Pool #CA6097	1,289,494
190,818	3.00%, 7/01/50, Pool #CA6422	173,600
190,489	3.00%, 7/01/50, Pool #CA6421	173,568
307,975	2.50%, 8/01/50, Pool #FM4055	269,477
460,139	2.50%, 8/01/50, Pool #FM4053	403,525
710,689	3.00%, 8/01/50, Pool #FS0973	651,975
890,474	3.50%, 9/01/50, Pool #FS5284	839,905
436,411	2.50%, 3/01/51, Pool #FM6523	380,445
305,566	3.00%, 5/01/51, Pool #FM7346	277,129
973,459	2.50%, 8/01/51, Pool #FM8438	851,601
1,149,759	4.00%, 8/01/51, Pool #FS1976	1,117,563
See accompanying notes to financial statements.	35

Sterling Capital Quality Income Fund

Schedule of Investments (continued)

September 30, 2024

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$285,624	3.00%, 11/01/51, Pool #CB2170	$257,188
739,011	3.50%, 2/01/52, Pool #MA4550	692,116
841,022	3.00%, 3/01/52, Pool #BV4143	768,577
626,537	3.50%, 4/01/52, Pool #FS1260	588,426
604,318	4.50%, 6/01/52, Pool #FS2157	601,101
464,747	5.00%, 11/01/52, Pool #CB5278	464,683
530,676	5.50%, 3/01/53, Pool #FS3925	540,525
1,279,505	6.00%, 6/01/53, Pool #FS6616	1,313,197
		15,064,535
	Freddie Mac — 21.33%
30,646	4.00%, 11/01/32, Pool #ZS8993	30,507
152,994	3.50%, 5/01/35, Pool #ZA2378	149,701
115,552	4.00%, 5/01/37, Pool #ZA2461	114,636
16,716	5.50%, 10/01/39, Pool #ZI9359	17,205
29,315	5.00%, 4/01/40, Pool #ZI9910	30,190
49,395	5.50%, 4/01/40, Pool #ZA1042	50,887
154,489	2.00%, 8/01/40, Pool #RB5076	135,865
20,767	5.00%, 8/01/40, Pool #ZA1056	21,387
53,351	4.00%, 11/01/40, Pool #ZJ0654	52,715
57,023	4.00%, 12/01/40, Pool #ZJ0811	56,344
136,510	3.50%, 8/01/42, Pool #ZL3508	130,284
557,901	6.00%, 2/01/43, Pool #RB5221	574,475
174,616	3.50%, 3/01/43, Pool #ZT1107	166,217
102,895	3.50%, 3/01/45, Pool #ZT1164	97,947
81,454	3.00%, 1/01/46, Pool #ZS4646	75,062
89,180	4.00%, 4/01/46, Pool #ZM1015	87,015
83,475	3.50%, 12/01/47, Pool #ZM5123	78,737
1,734,770	4.00%, 6/01/48, Pool #ZT0541	1,690,776
217,127	2.50%, 11/01/49, Pool #QA4396	189,494
580,663	2.50%, 7/01/51, Pool #QC4230	510,829
922,899	3.00%, 8/01/51, Pool #SD8162	831,278
1,464,561	2.50%, 9/01/51, Pool #RA5921	1,282,515
960,835	3.00%, 2/01/52, Pool #RA6664	868,112
407,465	3.00%, 2/01/52, Pool #SD8195	366,643
802,960	3.50%, 4/01/52, Pool #SD0957	752,914
680,468	4.50%, 6/01/52, Pool #SD1265	671,933
1,051,599	4.50%, 8/01/52, Pool #SD1515	1,035,362
711,802	5.00%, 10/01/52, Pool #SD1710	714,400
657,590	5.00%, 1/01/53, Pool #RA8382	657,450
882,043	5.50%, 2/01/53, Pool #QF8052	895,616
911,120	5.00%, 3/01/53, Pool #SD2390	915,254
1,129,266	4.50%, 5/01/53, Pool #SD2952	1,124,822
436,586	6.00%, 5/01/53, Pool #SD3072	448,503
946,455	5.00%, 6/01/53, Pool #SD3128	950,750
914,377	5.50%, 6/01/53, Pool #SD3136	932,797
1,247,628	6.00%, 7/01/53, Pool #SD3223	1,289,611
739,071	5.50%, 6/01/54, Pool #SD5479	750,875
		18,749,108
	Ginnie Mae II — 0.53%
6,585	4.00%, 12/20/40, Pool #755678	6,527
471,788	4.00%, 7/20/52, Pool #786280	457,126
		463,653
	Total (Cost $35,340,507)	34,277,296

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — 0.54%
550,000	Federal Home Loan Banks, 1.90%, 10/07/31	475,898
	Total (Cost $472,081)	475,898

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 3.87%
2,644,100	United States Treasury Bond, 2.38%, 2/15/42	2,056,924
Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — (continued)
$2,158,200	United States Treasury Bond, 1.88%, 11/15/51(b)	$1,342,131

	Total (Cost $3,731,401)	3,399,055

Shares		Fair Value
MONEY MARKET FUNDS — 2.97%
2,612,069	Federated Treasury Obligations Fund, Institutional Shares, 4.81%(e)	2,612,069

	Total Money Market Funds
	(Cost $2,612,069)	2,612,069

Total Investments— 99.77%
(Cost $91,012,418)		87,693,046
Other Assets in Excess of Liabilities— 0.23%		206,626
NET ASSETS — 100.00%		$87,899,672

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2024 is $5,813,415, which represents 6.6% of net assets.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2024. The maturity date reflected is the final maturity date.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e)	Represents the current yield as of report date.

STEP	Step Coupon Bond
36	See accompanying notes to financial statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Investments

September 30, 2024

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.98%
	North Carolina — 97.98%
$575,000	Brunswick County, NC, Enterprise Systems Revenue, Callable 2/1/33 @ 100, 5.00%,2/1/41	$646,759
500,000	Brunswick County, NC, Enterprise Systems Revenue, Callable 2/1/33 @ 100, 5.00%,2/1/42	560,200
2,000,000	Brunswick, NC, 5.00%,8/1/25	2,037,856
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.00%,7/1/39	1,026,187
1,475,000	Buncombe County, NC, Advance Refunding Revenue Limited Obligation, Callable 6/1/25 @ 100, 5.00%,6/1/28	1,497,126
2,000,000	Buncombe County, NC, Callable 6/1/34 @ 100, 5.00%,6/1/36	2,360,442
1,100,000	Cabarrus County, NC, Refunding Revenue Bonds Series A, 5.00%,6/1/31	1,263,968
1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.00%,7/1/31	1,001,451
1,695,000	Charlotte, NC, Current Refunding G.O. Series A, 5.00%,6/1/29	1,894,544
2,000,000	Charlotte, NC, Current Refunding G.O. Series A, Callable 6/1/29 @ 100, 5.00%,6/1/34	2,199,492
2,000,000	Charlotte, NC, Public Facilities, Certification of Participation Series B, Callable 12/1/31 @ 100, 5.00%,12/1/32	2,303,513
2,275,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.00%,12/1/33	2,471,372
1,520,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.00%,12/1/34	1,645,560
2,055,000	Charlotte, NC, Water & Sewer System Revenue, Refunding Revenue Bonds Series A, 5.00%,7/1/42	2,365,651
2,650,000	Charlotte, NC, Water & Sewer System Revenue, Refunding Revenue Bonds Series A, Callable 7/1/32 @ 100, 5.00%,7/1/39	3,021,372
2,035,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.00%,12/1/28	2,123,986
2,100,000	Concord, NC, Recreational Facility Improvements G.O., Callable 9/1/33 @ 100, 5.00%,9/1/34	2,486,125
1,150,000	Currituck County, NC, Callable 4/1/33 @ 100, 5.00%,4/1/37	1,320,069
1,150,000	Currituck County, NC, Callable 4/1/33 @ 100, 5.00%,4/1/36	1,325,166
1,000,000	Currituck County, NC, Callable 4/1/33 @ 100, 5.00%,4/1/38	1,143,354
1,890,000	Durham County, NC, Current Refunding G.O., 5.00%,6/1/29	2,113,389
1,225,000	East Carolina University, University & College Improvements Revenue Series A, Callable 4/1/26 @ 100, 5.00%,10/1/27	1,264,772
1,000,000	Elizabeth City State University, Board of Governors of NC, ADvance Refunding Revenue Bonds, Callable 4/1/29 @ 100 (AGM), 5.00%,4/1/40	1,049,123
1,690,000	Fayetteville, NC, Puiblic Works Commission, Electric Light & Power Imrpovements Revenue, Callable 3/1/24 @ 100, 5.00%,3/1/29	1,826,498
2,000,000	Greensboro, NC, Recreational Facility Improvements G.O. Series B, Callable 4/1/32 @ 100, 5.00%,4/1/40	2,258,387
1,500,000	Guilford County, NC, 4.00%,3/1/40	1,583,219
1,675,000	Guilford County, NC, Advance Refunding, G.O. Series A, Callable 2/1/26 @ 100, 5.00%,2/1/28	1,730,506
880,000	Johnston County, NC, Water Utility Improvements Revenue Bonds, Callable 4/1/33 @ 100, 5.00%,4/1/39	1,005,352
1,000,000	Macon County, NC, 5.00%,10/1/41	1,134,140
Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,195,000	Monroe, NC, Advanced Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.00%,3/1/29	$1,231,955
1,215,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, Callable 10/1/25 @ 100, 5.00%,10/1/34	1,234,739
1,000,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, 5.00%,10/1/52	1,082,582
500,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, 5.00%,10/1/48	544,359
500,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, 5.00%,10/1/43	551,672
1,000,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, Callable 10/1/25 @ 100, 5.00%,10/1/32	1,016,839
750,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.00%,6/1/25	757,571
1,045,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue (Housing and Urban Development, Section 8), 5.00%,10/1/25	1,051,604
2,345,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue (Housing and Urban Development, Section 8), Callable 10/1/27 @ 100, 5.00%,10/1/34	2,377,143
1,000,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.00%,4/1/37	1,066,720
1,205,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.00%,4/1/33	1,298,497
2,500,000	North Carolina Medical Care Commission, 5.00%,2/1/51	2,564,895
2,000,000	North Carolina Medical Care Commission, Advance Refunding Revenue Bonds, Vidant Health, Callable 6/1/25 @ 100, 5.00%,6/1/40	2,017,007
1,500,000	North Carolina Medical Care Commission, Health, Hospital and Nursing Home Improvements, Revenue Bonds Series A, Callable 1/1/30 @ 100, 5.00%,7/1/32	1,634,248
1,040,000	North Carolina Municipal Power Agency No 1, 5.00%,1/1/29	1,076,496
3,000,000	North Carolina State, Advance Refunding Revenue Bonds Series B, Callable 5/1/27 @ 100, 5.00%,5/1/30(a)	3,172,369
2,100,000	North Carolina State, Advance Refunding Revenue Bonds Series B, Callable 5/1/27 @ 100, 5.00%,5/1/28	2,230,616
2,500,000	North Carolina State, Build North Carolina Bonds, Highway Improvements Revenue Bonds Series A, Callable 5/1/29 @ 100, 5.00%,5/1/31	2,743,128
3,000,000	North Carolina State, Highway Improvements Revenue Bonds Series N, Callable 3/1/31 @ 100, 4.00%,3/1/34	3,168,697
1,250,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.00%,1/1/26	1,283,701
1,500,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.00%,1/1/27	1,576,639
2,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue, Callable 1/1/27 @ 100 (AGM), 5.00%,1/1/28	2,206,772
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds Series B, Callable 10/1/26 @ 100, 5.00%,4/1/30	1,104,589
3,000,000	Raleigh, NC, Combined Enterprise System Revenue, Current Refunding Revenue Bonds, Callable 9/1/33 @ 100, 5.00%,9/1/48	3,354,095
2,200,000	Raleigh, NC, Refunding Notes G.O. Series A, Callable 4/1/33 @ 100, 5.00%,4/1/40	2,513,926
See accompanying notes to financial statements.	37

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Investments (continued)

September 30, 2024

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,025,000	Raleigh, NC, Refunding Notes G.O. Series A, Callable 4/1/33 @ 100, 5.00%,4/1/36	$1,196,127
2,000,000	Raleigh, NC, Refunding Notes G.O. Series A, Callable 4/1/33 @ 100, 5.00%,4/1/35	2,344,250
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.00%,12/1/26(a)	2,035,252
1,025,000	Surry County, NC, School Improvements, Revenue Bonds, Callable 6/1/29 @ 100, 4.00%,6/1/35	1,055,487
1,470,000	Town of Apex, NC, Callable 2/1/33 @ 100, 5.00%,2/1/35(a)	1,716,011
1,195,000	Town of Fuquay-Varina NC, Multi-Utility Improvements G.O., 5.00%,8/1/31	1,381,947
1,425,000	Town of Fuquay-Varina NC, Multi-Utility Improvements G.O., 5.00%,8/1/37	1,666,581
1,080,000	Town of Garner NC, Public Improvements G.O., 5.00%,2/1/31	1,238,541
1,080,000	Town of Garner NC, Public Improvements G.O., Callable 2/1/33 @ 100, 5.00%,2/1/34	1,268,921
1,010,000	Town of Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.00%,10/1/27	1,011,580
870,000	Town of Oak Island Combined Enterprise System, Advance Refunding Revenue (AGM), 5.00%,6/1/25	881,594
1,030,000	Union County, NC, Public Improvements Bonds G.O., Callable 3/1/32 @ 100, 5.00%,3/1/34	1,193,506
1,720,000	Union County, NC, School Improvements G.O., Callable 9/1/33 @ 100, 5.00%,9/1/42	1,956,519
1,500,000	University of North Carolina at Chapel Hill, Current Refunding Revenue Bonds Series B, Callable 12/1/31 @ 100, 5.00%,12/1/36	1,717,098
1,100,000	University of North Carolina at Wilmington, Current Refunding Revenue Bonds Series B, Callable 10/1/29 @ 100, 5.00%,10/1/34	1,209,021
410,000	University of North Carolina System, Asheville/ Wilmington, Refunding Revenue (Assured Guaranty) Series C, Callable 10/30/23 @ 100, 5.25%,10/1/24	410,000
1,585,000	Wake County, NC, Public Improvements, G.O. Series A, Callable 3/1/28 @ 100, 5.00%,3/1/30	1,716,448
1,725,000	Wake County, NC, Refunding Revenue Bonds Series A, Callable 8/1/28 @ 100, 5.00%,8/1/32	1,869,369
350,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.25%,6/1/40	396,941
325,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.00%,6/1/35	371,455
400,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.00%,6/1/36	455,232
375,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.00%,6/1/37	425,437
375,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.00%,6/1/38	423,723
650,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.25%,6/1/42	729,000
2,060,000	Wilmington, NC, Public Improvements G.O. Series A, 5.00%,5/1/31	2,376,489
1,365,000	Winston-Salem, NC, Public Improvements G.O. Series B, Callable 6/1/33 @ 100, 5.00%,6/1/35	1,599,531
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue Series A, Callable 6/1/24 @ 100, 5.00%,6/1/25(a)	1,878,338
	Total (Cost $124,554,242)	126,044,836

Shares		Fair Value
MONEY MARKET FUNDS — 0.88%

1,127,964	Federated Treasury Obligations Fund, Institutional Shares, 4.81%(b)	1,127,964
Shares	Fair Value
MONEY MARKET FUNDS — 0.88% - continued

Total Money Market Funds
(Cost $1,127,964)	$1,127,964

Total Investments— 98.86%
(Cost $125,682,206)	127,172,800
Other Assets in Excess of Liabilities— 1.14%	1,464,724
NET ASSETS — 100.00%	$128,637,524

(a)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2024 is $8,801,982, which represents 6.8% of net assets.
(b)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation
38	See accompanying notes to financial statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Investments

September 30, 2024

Principal Amount		Fair Value
MUNICIPAL BONDS — 95.12%
	South Carolina — 95.12%
$750,000	Aiken County, SC, Consolidated School District, Special Obligation Bonds, School Improvements Revenue, Callable 6/1/29 @ 100, 4.00%,6/1/33	$775,039
1,000,000	Charleston, SC, Waterworks & Sewer System Revenue, Water Utility Improvements Revenue Bonds, Callable 1/1/30 @ 100, 5.00%,1/1/38	1,098,824
750,000	Charleston, SC, Waterworks & Sewer System Revenue, Water Utility Improvements Revenue Bonds, Callable 7/1/32 @ 100, 5.00%,1/1/52(a)	819,994
1,000,000	Columbia, SC, Waterworks & Sewer System Revenue, Water & Sewer Utility Improvements Revenue, Callable 2/1/28 @ 100, 5.00%,2/1/48	1,084,115
1,000,000	Columbia, SC, Waterworks & Sewer System Revenue, Water & Sewer Utility Improvements Revenue, Callable 2/1/33 @ 100, 5.25%,2/1/52	1,118,748
780,000	Dorchester County School District No. 4, School Improvements G.O. Series A, Callable 9/1/33 @ 100 (SCSDE), 5.00%,3/1/43	874,765
500,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.00%,11/1/33	500,618
830,000	Florence, SC, Combined Waterworks & Sewerage System Revenue, Water Utility Improvements Revenue Bonds, Callable 9/1/33 @ 100, 5.00%,9/1/37	963,931
1,000,000	Greenville Health System, Hospital System Board Series B, Callable 5/1/24 @ 100, 5.00%,5/1/31	1,000,569
1,000,000	Greenwood County, SC, 5.00%,10/1/32	1,105,899
1,000,000	Lancaster County, SC, School District, School Improvements G.O. Series A, Callable 3/1/27 @ 100 (SCSDE), 4.00%,3/1/30	1,023,734
600,000	Lexington County, SC, School District No. 1, School Improvements G.O. Series B, Callable 2/1/29 @ 100 (SCSDE), 5.00%,2/1/31	658,363
1,000,000	Lexington County, SC, School District No. 2, G.O. Series C, Callable 3/1/27 @ 100 (SCSDE), 5.00%,3/1/31	1,051,849
1,085,000	Lugoff-Elgin Water Authority, Refunding Revenue Series B, Callable 7/1/26 @ 100, 5.00%,7/1/30(a)	1,121,484
1,000,000	Oconee County, SC, 5.00%,4/1/41	1,129,235
1,000,000	Orangeburg County, SC, Correctional Facilities Improvements, Installment Purchase Revenue Bonds, Callable 12/1/27 @ 100, 5.00%,12/1/29	1,050,771
715,000	Patriots Energy Group Financing Agency, 5.25%,2/1/54	786,191
1,000,000	Richland County, DC, School District No. 2, Refunding Bonds, G.O. Series B, Callable 3/1/27 @ 100 (SCSDE), 4.00%,3/1/29	1,025,040
805,000	Richland County, SC, School District No. 2, School Improvements G.O. Series A, Callable 3/1/32 @ 100 (SCSDE), 5.00%,3/1/36	922,560
625,000	SCAGO Educational Facilities Corp. for Spartanburg School District No. 1, Refunding Revenue Series B, 5.00%,6/1/25	631,961
600,000	SCAGO Educational Facilities Corp. for Sumter County School 17, Refunding Revenue, 5.00%,12/1/24	601,314
490,000	SCAGO Educational Facilities Corp. for Sumter County School 17, Refunding Revenue, 5.00%,12/1/25	501,204
645,000	South Carolina Jobs-Economic Development Authority, 5.00%,11/1/34	752,644
400,000	South Carolina Jobs-Economic Development Authority, 5.00%,11/1/33(a)	465,777
850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advanced Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.00%,2/1/29	871,541
Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,000,000	South Carolina Jobs-Economic Development Authority, Wofford College Project, University & College Improvements Revenue, Callable 4/1/29 @ 100, 5.00%,4/1/44	$1,044,319
750,000	South Carolina Public Service Authority, Callable 12/1/32 @ 100, 5.25%,12/1/36	860,230
1,000,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue Series A, Callable 10/1/27 @ 100 (AGM), 5.00%,10/1/38	1,052,314
1,000,000	Spartanburg County School District No. 4, SC, School Improvements G.O. (SCSDE) Series A, Callable 3/1/32 @ 100 (SCSDE), 5.00%,3/1/40	1,116,637
1,000,000	Spartanburg County School District No. 5, SC, School Improvements G.O., Callable 3/1/32 (SCSDE), 5.00%,3/1/37	1,141,889
750,000	State of South Carolina, University & College Improvements G.O. Series A, Callable 4/1/32 @ 100, 5.00%,4/1/39	851,245
	Total (Cost $27,585,215)	28,002,804

Shares		Fair Value
MONEY MARKET FUNDS — 4.00%

1,178,925	Federated Treasury Obligations Fund, Institutional Shares, 4.81%(b)	1,178,925

	Total Money Market Funds
	(Cost $1,178,925)	1,178,925

Total Investments— 99.12%
(Cost $28,764,140)		29,181,729
Other Assets in Excess of Liabilities— 0.88%		259,460
NET ASSETS — 100.00%		$29,441,189

(a)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2024 is $2,407,262, which represents 8.2% of net assets.
(b)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation
SCAGO	South Carolina Association of Governmental Organizations
SCSDE	South Carolina School District Enhancement
See accompanying notes to financial statements.	39

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Investments

September 30, 2024

Principal Amount		Fair Value
MUNICIPAL BONDS — 100.68%
	Virginia — 100.68%
$1,000,000	Albemarle County, VA, Economic Development Authority, Public Improvements Revenue, 5.00%,6/1/27	$1,068,505
1,000,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.00%,6/1/26	1,041,959
1,000,000	Arlington County, VA, Public Improvements G.O. Series A, Callable 8/15/27 @ 100, 5.00%,8/15/29	1,069,564
1,000,000	Arlington County, VA, Public Improvements G.O., Callable 8/15/27 @ 100, 5.00%,8/15/30	1,064,451
1,085,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.00%,7/1/41	1,110,973
1,375,000	Chesapeake, VA, Chesapeake Expressway, Callable 7/15/34 @ 100, 5.00%,7/15/41	1,560,021
1,000,000	Chesapeake, VA, Public Improvements, Refunding G.O. Series A, Callable 18/1/27 @ 100, 5.00%,8/1/30	1,064,585
1,000,000	Chesterfield County, VA, School Improvements G.O. (State Aid Withholding) Series A, Callable 1/1/28 @ 100, 4.00%,1/1/31	1,045,771
1,000,000	Chesterfield County, VA, School Improvements G.O. (State Aid Withholding), Callable 1/1/33 @ 100, 5.00%,1/1/39	1,141,344
1,000,000	Chesterfield County, VA, School Improvements G.O. (State Aid Withholding), Callable 1/1/33 @ 100, 5.00%,1/1/40	1,134,839
1,145,000	Culpeper County, VA, Economic Development Authority, Va Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.00%,6/1/26	1,146,026
1,000,000	Fairfax County, VA Sewer Revenue, 5.00%,7/15/54	1,111,046
1,145,000	Fairfax County, VA, School Improvements G.O., Current Refunding Series A, Callable 4/1/30 @ 100, 5.00%,10/1/30(a)	1,296,376
1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.00%,6/15/26	1,000,591
1,000,000	Leesburg, VA, Refunding G.O. (State Aid Withholding), Callable 1/15/25 @ 100, 5.00%,1/15/27	1,006,904
1,320,000	Loudoun County Economic Development Authority, Loudoun County Public Improvements Projects, Revenue Bonds Series A, Callable 12/1/31 @ 100, 5.00%,12/1/36	1,496,693
1,000,000	Loudoun County, VA, Miscellaneous Purposes Revenue G.O. (State Aid Withholding) Series A, 5.00%,12/1/29	1,127,262
1,000,000	Manassas, VA, Public Improvements, Public Facilities G.O. (State Aid Withholding), Callable 7/1/29 @ 100, 4.00%,7/1/33	1,056,186
1,465,000	Norfolk, VA, Callable 8/1/28 @ 100, 5.00%,8/1/47	1,605,674
1,135,000	Norfolk, VA, Water Revenue, Callable 11/1/33 @ 100, 5.00%,11/1/44	1,275,516
1,000,000	Norfolk, VA, Water Revenue, Callable 11/1/33 @ 100, 5.00%,11/1/40	1,143,418
1,375,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/25 @ 100, 5.00%,10/1/26	1,402,983
1,295,000	Richmond, VA, Public Utility Advance Refunding Revenue Bonds, Callable 1/15/26 @ 100, 5.00%,1/15/27	1,334,910
1,265,000	Roanoke, VA, School Improvements G.O., Callable 4/1/32 @ 100, 5.00%,4/1/34(a)	1,466,089
1,000,000	Salem, VA, School Improvements G.O., Current Refunding, 5.00%,5/1/28	1,088,420
1,000,000	Spotsylvania County, VA, School Imporovements G.O., Callable 7/15/32 @ 100, 5.00%,1/15/38	1,144,357
1,000,000	Spotsylvania County, VA, School Improvements G.O., Callable 7/15/32 @ 100, 5.00%,1/15/37	1,148,511
2,085,000	Suffolk, VA, Callable 2/1/32 @ 100, 5.00%,2/1/43(a)	2,315,124
Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Virginia Beach, VA, Storm Water Utility Revenue, Public Improvements Revenue Bonds Series A, Callable 11/15/30 @ 100, 5.00%,11/15/31	$1,138,944
1,000,000	Virginia College Building Authority, University & College Improvements Revenue Bonds (State Intercept) Series C, 5.00%,9/1/29	1,112,331
1,000,000	Virginia College Building Authority, University & College Improvements Revenue Bonds, Callable 2/1/32 @ 100, 5.25%,2/1/41	1,130,445
1,215,000	Virginia Commonwealth Transportation Board, Federal Highway Transportation Grant, Callable 9/15/26 @ 100, 5.00%,9/15/30	1,266,563
1,000,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Anticipation Advance Refunding Revenue, Callable 9/15/27 @ 100, 5.00%,9/15/31	1,062,149
1,000,000	Virginia Housing Development Authority, Callable 4/1/26 @ 100, 3.00%,10/1/29	1,000,151
1,000,000	Virginia Port Authority Commonwealth Port Fund, Airport & Marina Improvements Revenue Bonds Series A, 5.00%,7/1/41	1,131,662
1,000,000	Virginia Public School Authority, School Improvements Revenue Bonds (State Aid Withholding), 5.00%,1/15/30	1,129,373
1,035,000	Virginia Public School Authority, School Improvements Revenue Bonds (State Aid Withholding), 5.00%,8/15/30	1,178,825
1,000,000	Winchester Economic Development Authority, Callable 1/1/34 @ 100, 5.00%,1/1/42	1,115,906
	Total (Cost $45,066,090)	45,734,447

Shares		Fair Value
MONEY MARKET FUNDS — 0.61%
277,641	Federated Treasury Obligations Fund, Institutional Shares, 4.81%(b)	277,641

	Total Money Market Funds
	(Cost $277,641)	277,641

Total Investments— 101.29%
(Cost $45,343,731)		46,012,088
Liabilities in Excess of Other Assets — (1.29)%		(587,050)
NET ASSETS — 100.00%		$45,425,038

(a)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2024 is $3,872,835, which represents 8.5% of net assets.
(b)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation

40	See accompanying notes to financial statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Investments

September 30, 2024

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.20%
	West Virginia — 96.20%
$1,000,000	Berkeley County, Board of Education, School Improvements G.O. (West Virginia Board Commission), 4.00%,6/1/28	$1,048,287
1,750,000	Berkeley County, Board of Education, School Improvements G.O. (West Virginia Board Commission), Callable 6/1/33 @ 100, 4.00%,6/1/36(a)	1,842,403
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue Series C, Callable 10/30/23 @ 100 (BAM), 4.50%,10/1/32	1,500,383
1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O. (West Virigina Board Commission), Callable 5/1/26 @ 100, 5.00%,5/1/28(a)	1,118,786
610,000	Fairmont State University, 5.00%,6/1/26	630,282
1,860,000	Marshall University, WV, University & College Improvements Revenue Bonds Series A (AGM), 5.00%,5/1/30	2,067,211
705,000	Morgantown Utility Board, WV, Combined Water Utility Improvements Revenue Series B, Callable 6/1/28 @ 100, 5.00%,12/1/34	755,564
1,140,000	Morgantown Utility Board, WV, Water Utility Improvements Revenue Bonds Series B, Callable 6/1/28 @ 100, 5.00%,12/1/36	1,216,271
1,075,000	Ohio County, WV, Board of Education, School Improvements G.O. (West Virigina Board Commission), 3.00%,6/1/28	1,076,470
1,000,000	Ohio County, WV, Board of Education, School Improvements G.O. (West Virigina Board Commission), 4.00%,6/1/29	1,047,486
1,275,000	Ohio County, WV, Callable 6/1/34 @ 100, 5.25%,6/1/44	1,350,521
1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue Series A, Callable 7/1/24 @ 100, 5.00%,7/1/28	1,267,002
1,000,000	State of West Virginia, Callable 6/1/29 @ 100, 5.00%,6/1/44	1,059,206
1,505,000	State of West Virginia, Callable 6/1/31 @ 100, 5.00%,6/1/45	1,637,460
1,000,000	State of West Virginia, Fuel Sales Tax Revenue, Group 1 Highway Improvements, G.O. Series S, Callable 6/1/29 @ 100, 5.00%,12/1/35	1,084,128
1,100,000	State of West Virginia, Fuel Sales Tax Revenue, Group 2 Highway Improvements, G.O. Series S, Callable 6/1/29 @ 100, 5.00%,12/1/43	1,167,181
1,000,000	Taylor County, WV, Board of Education, Callable 6/1/34 @ 100, 5.00%,6/1/35	1,170,539
1,000,000	Taylor County, WV, Board of Education, Callable 6/1/34 @ 100, 5.00%,6/1/36	1,164,508
850,000	West Virginia Commissioner of Highways, Callable 9/1/27 @ 100, 5.00%,9/1/28	905,917
500,000	West Virginia Economic Development Authority, 3.38%,3/1/40	502,285
1,685,000	West Virginia Economic Development Authority, Callable 11/25/24 @ 100, 5.00%,6/1/26	1,694,958
1,145,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue Series A, Callable 7/1/27 @ 100, 5.00%,7/1/28	1,222,216
1,500,000	West Virginia Economic Development Authority, Provident Group - Marshall Properties L.L.C, Current Refunding Revenue Bonds Series A-1, Callable 7/1/33 @ 100, 5.00%,7/1/37	1,653,726
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue Series D, Callable 6/1/5 @ 100, 5.00%,6/1/26	1,029,272
Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,470,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/29 @ 100, 5.00%,9/1/39	$1,505,948
1,000,000	West Virginia Hospital Finance Authority, Health Care Facilities Revenue Bonds Series A, Callable 6/1/33 @ 100, 5.00%,6/1/41	1,096,089
1,385,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue Bonds, 5.00%,6/1/26	1,433,340
1,070,000	West Virginia Housing Development Fund, Revenue Bonds Series A, 3.25%,5/1/29	1,080,934
905,000	West Virginia Housing Development Fund, Revenue Bonds Series A, 3.30%,11/1/29	916,599
1,980,000	West Virginia Parkways Authority, Highway Improvements, Senior Lien Revenue Bonds, Callable 6/1/31 @ 100, 5.00%,6/1/47	2,126,894
1,105,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, Callable 6/1/28 @ 100, 5.00%,6/1/39	1,164,280
1,000,000	West Virginia State School Building Authority, Lottery Revenue, School Improvements Revenue Series A, Callable 7/1/28 @ 100, 5.00%,7/1/29	1,090,784
1,160,000	West Virginia University, University & College Improvements, University Projects Revenue Bonds Series A, Callable 10/1/24, 5.00%,10/1/44	1,160,000
1,685,000	West Virginia University, University Projects, University & College Improvements Revenue Series A, Callable 10/1/31 @ 100, 5.00%,10/1/43	1,840,387
2,000,000	West Virginia University, University Projects, University & College Improvements Revenue Series A, Callable 10/1/31 @ 100, 5.00%,10/1/44	2,178,748
1,050,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue Series A-II, Callable 11/1/23 @ 100, 5.00%,11/1/26(a)	1,051,582
1,100,000	West Virginia Water Development Authority, West Virginia Infrastructure & Jobs, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.00%,10/1/31	1,146,609
740,000	West Virginia Water Development Authority, West Virigina Infrastructure & Jobs, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.00%,10/1/30	771,796
1,500,000	Wood County, WV, Board of Education, Callable 6/1/33 @ 100, 4.50%,6/1/34	1,648,848
1,000,000	Wood County, WV, Board of Education, Callable 6/1/33 @ 100, 4.50%,6/1/35	1,090,698
1,550,000	Wyoming County, WV, Board of Education, Callable 6/1/34 @ 100, 5.00%,6/1/35	1,783,378
1,000,000	Wyoming County, WV, Board of Education, Callable 6/1/34 @ 100, 5.00%,6/1/36	1,143,765
	Total (Cost $53,118,237)	53,442,741

Shares		Fair Value
MONEY MARKET FUNDS — 2.60%
1,441,678	Federated Treasury Obligations Fund, Institutional Shares, 4.81%(b)	1,441,678

	Total Money Market Funds
	(Cost $1,441,678)	1,441,678

Total Investments— 98.80%
(Cost $54,559,915)		54,884,419
Other Assets in Excess of Liabilities— 1.20%		668,835
NET ASSETS — 100.00%		$55,553,254

See accompanying notes to financial statements.	41

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Investments (continued)

September 30, 2024

(a)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2024 is $3,879,820, which represents 7.0% of net assets.
(b)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual
G.O.	General Obligation

42	See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2024

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Assets:
Investments at fair value (a)	$36,822,055	$48,452,984
Foreign currency, at value (b)	—	—
Receivable for capital shares issued	—	105
Receivable for investments sold	—	578,815
Interest and dividends receivable	37,374	12,800
Tax reclaims receivable	—	—
Prepaid and other expenses	11,217	34,755
Total Assets	36,870,646	49,079,459
Liabilities:
Payable for investments purchased	—	292,273
Payable for capital shares redeemed	25,209	22,547
Accrued expenses and other payables:
Investment advisory fees	13,362	23,689
Administration fees	2,379	3,314
Compliance service fees	213	268
Custodian fees	241	332
Distribution (12b-1) fees	7,177	4,460
Audit fees	2,513	—
Trustee fees	—	—
Other fees and liabilities	2,005	6,553
Total Liabilities	53,099	353,436
Net Assets	$36,817,547	$48,726,023
Net Assets consist of:
Capital	$41,667,587	$32,622,936
Total distributable earnings	(4,850,040)	16,103,087
Net Assets	$36,817,547	$48,726,023
Net Assets
Class A Shares	$34,158,045	$20,501,620
Class C Shares	361,553	349,005
Class Institutional Shares	2,274,321	27,359,424
Class R6 Shares	23,628	515,974
Total	$36,817,547	$48,726,023
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,143,082	1,271,942
Class C Shares	12,614	28,232
Class Institutional Shares	75,514	1,636,794
Class R6 Shares	782	30,791
Total	1,231,992	2,967,759
Net Asset Value
Class A Shares - redemption price per share*	$29.88	$16.12
Class C Shares - Offering price per share*,**	$28.66	$12.36
Class Institutional Shares *	$30.12	$16.72
Class R6 Shares*	$30.22	$16.76
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares*	$31.70	$17.10
(a) Investments at cost	$29,913,510	$36,200,293
(b) Foreign currency at cost	$—	$—

(a)	Foreign Currency at Cost
*	Class A, C and Institutional Class of the Sterling Capital Behavioral International Equity Fund have been adjusted in accordance with generally accepted accounting principles required at the year or period end. If these adjustments had not been made the net asset value per share would have been $10.64, $10.64 and $10.65, respectively. Additionally, if these adjustments had not been made the maximum offering price for Class A would have been $11.29.
**	Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital Mid Cap Relative Value Fund
$109,091,907	$433,085,120	$1,891,891,797	$132,877,032	$40,512,971
—	—	—	238,194	—
24	23,432	306,500	—	500
—	—	—	—	—
146,290	80,260	2,463,819	561,024	22,326
—	—	—	447,177	—
17,459	44,465	62,764	6,520	14,335
109,255,680	433,233,277	1,894,724,880	134,129,947	40,550,132

—	—	—	—	—
15,739	163,189	854,365	—	—

47,248	226,142	838,324	36,973	20,298
7,356	29,410	130,472	9,229	2,841
459	1,638	6,929	586	242
600	2,825	13,689	—	281
1,369	73,365	153,901	103	56
10,611	40,136	173,293	9,246	3,772
606	663	1,819	—	—
14,390	54,530	285,937	22,677	4,352
98,378	591,898	2,458,729	78,814	31,842
$109,157,302	$432,641,379	$1,892,266,151	$134,051,133	$40,518,290

$78,043,985	$187,906,710	$989,226,461	$111,446,416	$13,215,059
31,113,317	244,734,669	903,039,690	22,604,717	27,303,231
$109,157,302	$432,641,379	$1,892,266,151	$134,051,133	$40,518,290

$6,564,303	$294,003,520	$464,806,661	$398,131	$265,474
51,461	16,869,950	72,747,713	28,224	2,844
6,280,792	88,480,967	1,238,943,221	880,958	40,249,972
96,260,746	33,286,942	115,768,556	132,743,820	–
$109,157,302	$432,641,379	$1,892,266,151	$134,051,133	$40,518,290

306,827	10,655,223	16,308,591	37,451	3,945
2,551	912,988	2,582,456	2,655	44
290,352	2,904,497	43,294,038	82,799	593,539
4,442,667	1,092,606	4,041,586	12,466,144
5,042,397	15,565,314	66,226,671	12,589,049	597,528

$21.39	$27.59	$28.50	$10.63	$67.30
$20.17	$18.48	$28.17	$10.63	$64.35
$21.63	$30.46	$28.62	$10.63	$67.81
$21.67	$30.47	$28.64	$10.65

$22.70	$29.27	$30.24	$11.27	$71.41
$86,759,159	$251,029,308	$1,274,702,737	$111,886,815	$17,686,942
$—	$—	$—	$236,988	$—

STERLING CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2024

	Sterling Capital Real Estate Fund	Sterling Capital Small Cap Value Fund
Assets:
Investments at fair value (a)	$75,601,851	$197,630,168
Cash at Broker	—	—
Receivable for capital shares issued	7,605	86,528
Receivable for investments sold	—	—
Interest and dividends receivable	186,520	222,185
Tax reclaims receivable	—	—
Receivable from Adviser	—	—
Prepaid and other expenses	17,886	34,435
Total Assets	75,813,862	197,973,316
Liabilities:
Distributions payable	—	—
Payable for investments purchased	—	—
Payable for capital shares redeemed	2,960	70,169
Accrued expenses and other payables:
Investment advisory fees	35,968	122,174
Administration fees	5,216	13,492
Compliance service fees	321	1,070
Custodian fees	366	3,939
Distribution (12b-1) fees	203	1,130
Audit fees	6,103	28,403
Transfer agent fees	—	820
Trustee fees	—	3,641
Other fees and liabilities	8,913	78,775
Total Liabilities	60,050	323,613
Net Assets	$75,753,812	$197,649,703
Net Assets consist of:
Capital	$37,535,863	$21,738,221
Total distributable earnings	38,217,949	175,911,482
Net Assets	$75,753,812	$197,649,703
Net Assets
Class A Shares	$623,069	$3,277,180
Class C Shares	93,324	559,142
Class Institutional Shares	74,346,571	187,448,110
Class R6 Shares	690,848	6,365,271
Total	$75,753,812	$197,649,703
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	15,651	68,748
Class C Shares	2,372	13,318
Class Institutional Shares	1,861,602	3,864,530
Class R6 Shares	17,218	130,573
Total	1,896,843	4,077,169
Net Asset Value
Class A Shares - redemption price per share	$39.81	$47.67
Class C Shares - Offering price per share*	$39.35	$41.98
Class Institutional Shares	$39.94	$48.50
Class R6 Shares	$40.12	$48.75
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$42.24	$50.58
(a) Investments at cost	$40,684,178	$57,222,377
(b) Foreign currency at cost	$—	$—

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund	Sterling Capital Long Duration Corporate Bond Fund
$27,931,636	$45,348,191	$18,106,592	$1,496,744,733	$42,534,396
15,000	20,000	—	1,500,000	50,000
—	23,172	—	1,223,293	4
—	—	—	7,974,639	—
166,505	388,062	79,938	10,458,819	527,519
—	2,667	—	13,350	308
—	—	—	—	3,011
17,230	17,134	8,902	43,956	9,632
28,130,371	45,799,226	18,195,432	1,517,958,790	43,124,870

6,219	71,562	781	951,856	57
—	—	—	—	149,535
7,564	43,419	2,209	1,681,803	19
1,145	6,904	1,959	163,851	—
1,945	3,149	1,274	108,108	2,880
202	279	147	5,225	257
109	398	103	9,319	327
1,044	694	585	13,323	79
2,307	10,092	1,342	82,382	2,018
—	—	—	—	—
—	2,271	—	—	—
10,451	27,214	4,105	221,168	7,887
30,986	165,982	12,505	3,237,035	163,059
$28,099,385	$45,633,244	$18,182,927	$1,514,721,755	$42,961,811

$29,217,731	$57,769,367	$20,864,560	$1,638,258,213	48,525,538
(1,118,346)	(12,136,123)	(2,681,633)	(123,536,458)	(5,563,727)
$28,099,385	$45,633,244	$18,182,927	$1,514,721,755	$42,961,811

$5,114,122	$3,067,510	$2,505,496	$53,940,588	$405,463
–	46,813	87,961	2,735,177	815
22,985,263	30,166,982	15,589,470	1,066,506,472	481,358
–	12,351,939	–	391,539,518	42,074,175
$28,099,385	$45,633,244	$18,182,927	$1,514,721,755	$42,961,811

520,839	364,166	282,912	5,653,197	55,559
	5,558	9,952	286,211	112
2,340,396	3,582,786	1,759,340	111,719,738	66,039
	1,466,222		41,020,929	5,765,972
2,861,235	5,418,732	2,052,204	158,680,075	5,887,682

$9.82	$8.42	$8.86	$9.54	$7.30
	$8.42	$8.84	$9.56	$7.28
$9.82	$8.42	$8.86	$9.55	$7.29
	$8.42		$9.54	$7.30

$9.82	$8.59	$9.04	$9.74	$7.45
$27,757,243	$44,766,623	$18,778,491	$1,488,428,728	$43,637,348
$—	$—	$—	$—	$—

STERLING CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2024

	Sterling Capital Quality Income Fund	Sterling Capital North Carolina Intermediate Tax- Free Fund	Sterling Capital South Carolina Intermediate Tax- Free Fund	Sterling Capital Virginia Intermediate Tax- Free Fund	Sterling Capital West Virginia Intermediate Tax- Free Fund
Assets:
Investments at fair value (a)	$87,693,046	$127,172,800	$29,181,729	$46,012,088	$54,884,419
Cash at Broker	80,000	—	—	—	—
Receivable for capital shares issued	4	339	—	—	—
Interest and dividends receivable	294,050	1,779,814	334,837	518,393	799,799
Prepaid and other expenses	12,716	10,402	9,661	10,730	15,498
Total Assets	88,079,816	128,963,355	29,526,227	46,541,211	55,699,716
Liabilities:
Distributions payable	123,845	107,415	19,647	65,347	69,541
Payable for investments purchased	—	—	—	1,000,000	—
Payable for capital shares redeemed	8,932	130,770	38,532	12,369	26,394
Accrued expenses and other payables:
Investment advisory fees	21,158	36,631	8,423	13,495	15,909
Administration fees	6,028	9,136	1,997	3,368	3,974
Compliance service fees	408	554	195	271	318
Custodian fees	603	982	220	364	5,231
Distribution (12b-1) fees	7	4,980	1,275	2,101	4,169
Audit fees	6,420	11,721	3,068	6,110	6,912
Trustee fees	—	39	149	685	638
Other fees and liabilities	12,743	23,603	11,532	12,063	13,376
Total Liabilities	180,144	325,831	85,038	1,116,173	146,462
Net Assets	$87,899,672	$128,637,524	$29,441,189	$45,425,038	$55,553,254
Net Assets consist of:
Capital	$95,522,400	$133,517,613	$30,643,170	$47,308,105	$58,133,711
Total distributable earnings	(7,622,728)	(4,880,089)	(1,201,981)	(1,883,067)	(2,580,457)
Net Assets	$87,899,672	$128,637,524	$29,441,189	$45,425,038	$55,553,254
Net Assets
Class A Shares	$31,535	$20,995,397	$5,816,432	$9,816,231	$20,407,382
Class C Shares	403	760,645	100,487	5,611	1,842
Class Institutional Shares	87,867,734	106,881,482	23,524,270	35,603,196	35,144,030
Total	$87,899,672	$128,637,524	$29,441,189	$45,425,038	$55,553,254
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	3,434	2,055,917	547,626	877,208	2,135,043
Class C Shares	44	74,539	9,466	502	192
Class Institutional Shares	9,559,007	10,468,040	2,230,122	3,182,471	3,673,348
Total	9,562,485	12,598,496	2,787,214	4,060,181	5,808,583
Net Asset Value
Class A Shares - redemption price per share	$9.18	$10.21	$10.62	$11.19	$9.56
Class C Shares - Offering price per share*,**	$9.18	$10.20	$10.62	$11.17	$9.57
Class Institutional Shares	$9.19	$10.21	$10.55	$11.19	$9.57
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$9.37	$10.42	$10.84	$11.42	$9.76
(a) Investments at cost	$91,012,418	$125,682,206	$28,764,140	$45,343,731	$54,559,915
(b) Foreign currency at cost	$—	$—	$—	$—	$—

*	Redemption price per share varies by length of time shares are held.
**	Class C Shares of Sterling Capital Quality Income Fund net asset values are calculated using unrounded net assets $402.48, divided by unrounded shares of 43.850.

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF OPERATIONS

September 30, 2024

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Investment Income:
Interest income	$8,045	$35,748
Dividend income	894,602	691,899
Foreign tax withholding	(13)	—
Total investment income	902,634	727,647
Expenses:
Investment advisory fees (See Note 5)	151,421	287,724
Administration fees (See Note 5)	32,174	45,887
Distribution fees - Class A Shares (See Note 5)	78,262	49,331
Distribution fees - Class C Shares (See Note 5)	3,212	3,731
Compliance service fees (See Note 5)	4,664	4,969
Trustee fees	5,914	8,769
Audit fees	2,574	3,959
Custodian fees	1,700	2,420
Fund accounting fees (See Note 5)	2,523	3,604
Legal fees	6,807	9,696
Printing fees	4,073	5,861
Registration fees	28,010	22,350
Transfer agent fees (See Note 5)	5,590	8,052
Other fees	16,147	30,989
Total expenses before waivers	343,071	487,342
Less expenses waived by the Investment Advisor (See Note 5)	(9,166)	(4,993)
Net expenses	333,905	482,349
Net investment income (loss)	568,729	245,298
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	4,474,629	4,824,649
Net realized loss on foreign currency translations	—	—
Change in unrealized appreciation/depreciation on:
Investments	4,100,005	3,880,913
Foreign currency	—	—
Net realized and change in unrealized gain on investments and in-kind redemptions	8,574,634	8,705,562
Net increase in net assets resulting from operations	$9,143,363	$8,950,860

See accompanying notes to financial statements.

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital Mid Cap Relative Value Fund
$57,210	$283,676	$1,446,368	$85,291	$56,704
2,401,086	3,206,456	43,897,491	6,117,378	651,510
(7,190)	(30,895)	—	(783,101)	(4,031)
2,451,106	3,459,237	45,343,859	5,419,568	704,183

595,035	2,834,682	10,407,932	514,700	256,541
94,819	417,606	1,811,400	123,099	40,940
15,521	708,411	1,120,189	946	756
444	196,613	695,392	260	37
9,546	24,245	95,255	24,395	4,551
17,929	84,880	357,618	23,269	8,074
9,866	40,554	171,287	10,031	3,770
4,804	22,012	94,217	30,927	2,191
7,471	32,686	141,821	9,629	3,216
18,916	89,103	381,005	26,351	8,727
11,567	53,107	230,787	12,003	4,910
25,646	43,785	82,001	10,659	18,632
14,567	72,387	306,518	21,213	7,198
26,058	260,632	1,549,745	39,880	16,294
852,189	4,880,703	17,445,167	847,362	375,837
(58,021)	(33,558)	(115,349)	(72,473)	—
794,168	4,847,145	17,329,818	774,889	375,837
1,656,938	(1,387,908)	28,014,041	4,644,679	328,346

8,671,154	85,876,663	331,191,387	10,830,268	5,917,871
—	—	—	(3,071)	—

14,256,533	20,967,909	50,609,934	10,272,377	3,148,935
—	—	—	25,635	—
22,927,687	106,844,572	381,801,321	21,125,209	9,066,806
$24,584,625	$105,456,664	$409,815,362	$25,769,888	$9,395,152

STERLING CAPITAL FUNDS

STATEMENTS OF OPERATIONS

September 30, 2024

	Sterling Capital Real Estate Fund	Sterling Capital Small Cap Value Fund
Investment Income:
Interest income	$50,892	$139,658
Dividend income	2,223,744	3,610,202
Foreign tax withholding	—	—
Total investment income	2,274,636	3,749,860
Expenses:
Investment advisory fees (See Note 5)	389,930	1,806,102
Administration fees (See Note 5)	64,757	230,974
Distribution fees - Class A Shares (See Note 5)	1,344	7,280
Distribution fees - Class C Shares (See Note 5)	1,083	4,787
Compliance service fees (See Note 5)	5,540	15,729
Trustee fees	12,640	49,437
Audit fees	6,127	26,359
Custodian fees	3,172	14,751
Fund accounting fees (See Note 5)	5,047	18,142
Legal fees	13,686	47,583
Printing fees	8,149	34,596
Registration fees	24,085	29,288
Transfer agent fees (See Note 5)	10,627	41,716
Other fees	42,289	247,659
Total expenses before waivers	588,476	2,574,403
Less expenses waived by the Investment Advisor (See Note 5)	(508)	(33,441)
Net expenses	587,968	2,540,962
Net investment income	1,686,668	1,208,898
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	3,388,016	63,895,993
Net realized gain from in-kind redemptions (See Note 4)	—	33,655,311
Change in unrealized appreciation/depreciation on:
Investments	14,626,477	(38,596,522)
Net realized and change in unrealized gain on investments and in-kind redemptions	18,014,493	58,954,782
Net increase in net assets resulting from operations	$19,701,161	$60,163,680

See accompanying notes to financial statements.

Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund	Sterling Capital Long Duration Corporate Bond Fund
$1,607,368	$3,270,675	$544,532	$63,263,728	$2,027,662
16,443	28,932	804	214,554	0
—	—	—	6	—
1,623,811	3,299,607	545,336	63,478,288	2,027,662
60,547	129,366	54,989	3,539,231	98,409
29,008	62,203	16,434	1,356,913	37,630
16,541	7,619	6,429	124,791	844
—	1,109	1,019	28,728	24
19,202	25,819	14,040	101,309	35,531
5,542	17,235	3,103	226,719	6,189
2,513	10,561	1,394	85,307	2,321
1,440	3,204	831	70,617	2,087
2,270	4,857	1,288	106,006	2,938
6,258	14,277	3,565	307,380	8,719
3,113	10,957	1,812	133,112	3,090
28,031	32,027	10,702	123,973	15,777
4,743	9,167	2,746	235,007	7,239
10,160	62,226	9,039	815,857	14,925
189,368	390,627	127,391	7,254,950	235,723
(60,758)	(69,032)	(32,708)	(997,656)	(92,129)
128,610	321,595	94,683	6,257,294	143,594
1,495,201	2,978,012	450,653	57,220,994	1,884,068

34,533	(640,244)	(72,448)	(32,443,663)	(2,469,778)
—	—	—	—	—

309,437	2,813,495	1,257,630	136,519,817	7,111,244
343,970	2,173,251	1,185,182	104,076,154	4,641,466
$1,839,171	$5,151,263	$1,635,835	$161,297,148	$6,525,534

STERLING CAPITAL FUNDS

STATEMENTS OF OPERATIONS

September 30, 2024

	Sterling Capital Quality Income Fund	Sterling Capital North Carolina Intermediate Tax- Free Fund	Sterling Capital South Carolina Intermediate Tax- Free Fund	Sterling Capital Virginia Intermediate Tax- Free Fund	Sterling Capital West Virginia Intermediate Tax- Free Fund
Investment Income:
Interest income	$3,455,028	$4,044,660	$1,024,789	$1,565,151	$2,354,102
Dividend income	6,535	0	0	0	0
Foreign tax withholding	—	—	—	—	—
Total investment income	3,461,563	4,044,660	1,024,789	1,565,151	2,354,102
Expenses:
Investment advisory fees (See Note 5)	307,489	451,597	108,272	182,296	240,969
Administration fees (See Note 5)	84,119	123,833	29,639	50,040	66,200
Distribution fees - Class A Shares (See Note 5)	74	54,644	15,217	26,875	47,911
Distribution fees - Class C Shares (See Note 5)	27	9,249	2,327	55	18
Compliance service fees (See Note 5)	39,431	20,166	8,352	10,951	13,535
Trustee fees	16,226	24,775	6,184	10,759	14,667
Audit fees	6,903	11,906	3,071	5,971	7,040
Custodian fees	4,484	6,416	1,539	2,411	8,187
Fund accounting fees (See Note 5)	6,568	9,668	2,316	3,917	5,194
Legal fees	19,933	26,218	6,300	10,425	14,323
Printing fees	8,432	14,067	3,641	6,539	8,208
Registration fees	15,653	18,759	11,777	15,247	18,834
Transfer agent fees (See Note 5)	14,835	21,089	5,025	7,764	11,693
Other fees	21,629	43,494	14,029	17,736	24,220
Total expenses before waivers	545,803	835,881	217,689	350,986	480,999
Less expenses waived by the Investment Advisor (See Note 5)	(40,944)	—	(3,304)	0	—
Net expenses	504,859	835,881	214,385	350,986	480,999
Net investment income	2,956,704	3,208,779	810,404	1,214,165	1,873,103
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(1,114,890)	(604,710)	(462,910)	(638,608)	(465,941)
Change in unrealized appreciation/depreciation on:
Investments	7,427,434	6,559,031	1,881,016	3,117,113	4,013,370
Net realized and change in unrealized gain on investments and in-kind redemptions	6,312,544	5,954,321	1,418,106	2,478,505	3,547,429
Net increase in net assets resulting from operations	$9,269,248	$9,163,100	$2,228,510	$3,692,670	$5,420,532

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

September 30, 2024

	Sterling Capital Behavioral Large Cap Value Equity Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income (loss)	$568,729	$502,228
Net realized gain (loss)	4,474,629	616,669
Net change in unrealized appreciation	4,100,005	3,500,559
Net increase in net assets resulting from operations	9,143,363	4,619,456
Distributions to Shareholders:
Income distribution:
Class A Shares	(532,361)	(500,061)
Class C Shares	(3,400)	(2,993)
Class Institutional Shares	(35,457)	(30,123)
Class R6 Shares	(4,152)	(7,382)
Change in net assets from shareholder distributions	(575,370)	(540,559)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(2,313,251)	(1,401,553)
Change in net assets	6,254,742	2,677,344
Net Assets:
Beginning of year	30,562,805	27,885,461
End of year	$36,817,547	$30,562,805

See accompanying notes to financial statements.

Sterling Capital Mid Value Fund		Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund
For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
$245,298	$263,752	$1,656,938	$2,208,306	$(1,387,908)	$(1,463,081)
4,824,649	3,474,632	8,671,154	(21,401)	85,876,663	79,277,344
3,880,913	2,593,820	14,256,533	8,721,068	20,967,909	5,111,423
8,950,860	6,332,204	24,584,625	10,907,973	105,456,664	82,925,686

(1,334,512)	(3,067,418)	(113,676)	(62,185)	(48,470,651)	(21,815,525)
(33,683)	(101,527)	(788)	(89)	(5,349,947)	(3,031,376)
(2,020,317)	(4,879,982)	(118,903)	(131,693)	(14,997,857)	(10,387,547)
(27,483)	(79,347)	(1,699,464)	(1,655,217)	(6,123,350)	(3,204,690)
(3,415,995)	(8,128,274)	(1,932,831)	(1,849,184)	(74,941,805)	(38,439,138)

(2,352,914)	370,972	(3,748,600)	45,403,164	(62,095,281)	(74,760,160)
3,181,951	(1,425,098)	18,903,194	54,461,953	(31,580,422)	(30,273,612)

45,544,072	46,969,170	90,254,108	35,792,155	464,221,801	494,495,413
$48,726,023	$45,544,072	$109,157,302	$90,254,108	$432,641,379	$464,221,801

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

September 30, 2024

	Sterling Capital Equity Income Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$28,014,041	$31,286,309
Net realized gain	331,191,387	180,698,775
Net change in unrealized appreciation (depreciation)	50,609,934	49,418,026
Net increase in net assets resulting from operations	409,815,362	261,403,110
Distributions to Shareholders:
Income distribution:
Class A Shares	(40,781,730)	(35,207,532)
Class C Shares	(5,906,495)	(4,998,216)
Class Institutional Shares	(123,753,673)	(124,192,935)
Class R6 Shares	(9,828,898)	(9,084,244)
Change in net assets from shareholder distributions	(180,270,796)	(173,482,927)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(218,317,462)	(221,342,653)
Change in net assets	11,227,104	(133,422,470)

Net Assets:
Beginning of year	1,881,039,047	2,014,461,517
End of year	$1,892,266,151	$1,881,039,047

See accompanying notes to financial statements.

Sterling Capital Behavioral International Equity Fund		Sterling Capital Mid Cap Relative Value Fund		Sterling Capital Real Estate Fund
For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
$4,644,679	$4,381,209	$328,346	$408,092	$1,686,668	$1,525,796
10,827,197	5,416,870	5,917,871	3,980,908	3,388,016	4,123,735
10,298,012	23,304,355	3,148,935	2,414,630	14,626,477	(4,241,006)
25,769,888	33,102,434	9,395,152	6,803,630	19,701,161	1,408,525

(18,148)	(11,319)	(49,762)	(64,334)	(41,389)	(54,431)
(972)	(216)	(399)	(513)	(7,917)	(9,581)
(37,616)	(17,962)	(5,094,497)	(7,178,386)	(5,246,524)	(6,079,027)
(6,014,545)	(3,663,801)	—	—	(39,860)	(60,933)
(6,071,281)	(3,693,298)	(5,144,658)	(7,243,233)	(5,335,690)	(6,203,972)

(1,963,673)	(11,455,991)	(7,211,696)	(1,519,703)	(2,892,935)	(5,609,321)
17,734,934	17,953,145	(2,961,202)	(1,959,306)	11,472,536	(10,404,768)

116,316,199	98,363,054	43,479,492	45,438,798	64,281,276	74,686,044
$134,051,133	$116,316,199	$40,518,290	$43,479,492	$75,753,812	$64,281,276

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

September 30, 2024

	Sterling Capital Small Cap Value Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$1,208,898	$1,626,307
Net realized gain (loss)	97,551,304	88,086,506
Net change in unrealized appreciation (depreciation)	(38,596,522)	(38,439,825)
Net increase in net assets resulting from operations	60,163,680	51,272,988
Distributions to Shareholders:
Income distribution:
Class A Shares	(830,751)	(561,313)
Class C Shares	(135,464)	(82,031)
Class Institutional Shares	(77,402,735)	(76,098,395)
Class R6 Shares	(1,738,566)	(1,534,096)
Change in net assets from shareholder distributions	(80,107,516)	(78,275,835)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(53,586,885)	(58,556,692)
Change in net assets	(73,530,721)	(85,559,539)

Net Assets:
Beginning of year	271,180,424	356,739,963
End of year	$197,649,703	$271,180,424

See accompanying notes to financial statements.

Sterling Capital Ultra Short Bond Fund		Sterling Capital Short Duration Bond Fund		Sterling Capital Intermediate U.S. Government Fund
For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
$1,495,201	$1,054,385	$2,978,012	$4,221,906	$450,653	$354,824
34,533	(36,397)	(640,244)	(2,227,527)	(72,448)	(96,205)
309,437	525,824	2,813,495	3,049,062	1,257,630	(134,394)
1,839,171	1,543,812	5,151,263	5,043,441	1,635,835	124,225

(302,481)	(262,277)	(131,145)	(96,932)	(83,268)	(68,040)
—	—	(3,817)	(6,702)	(2,511)	(2,275)
(1,129,825)	(875,649)	(2,168,304)	(3,325,550)	(504,626)	(377,519)
—	—	(600,489)	(488,093)	—	—
(1,432,306)	(1,137,926)	(2,903,755)	(3,917,277)	(590,405)	(447,834)

(1,585,514)	1,517,221	(60,565,386)	(1,643,630)	641,650	105,182
(1,178,649)	1,923,107	(58,317,878)	(517,466)	1,687,080	(218,427)

29,278,034	27,354,927	103,951,122	104,468,588	16,495,847	16,714,274
$28,099,385	$29,278,034	$45,633,244	$103,951,122	$18,182,927	$16,495,847

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

September 30, 2024

	Sterling Capital Total Return Bond Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$57,220,994	$33,656,778
Net realized loss	(32,443,663)	(40,413,781)
Net change in unrealized appreciation (depreciation)	136,519,817	15,775,118
Net increase (decrease) in net assets resulting from operations	161,297,148	9,018,115
Distributions to Shareholders:
Income distribution:
Class A Shares	(1,885,739)	(1,498,338)
Class C Shares	(86,758)	(73,772)
Class Institutional Shares	(40,197,403)	(24,379,270)
Class R6 Shares	(15,067,709)	(8,620,123)
Change in net assets from shareholder distributions	(57,237,609)	(34,571,503)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	402,146,207	(29,410,288)
Change in net assets	506,205,746	(54,963,676)

Net Assets:
Beginning of year	1,008,516,009	1,063,479,685
End of year	$1,514,721,755	$1,008,516,009

See accompanying notes to financial statements.

Sterling Capital Long Duration Corporate Bond Fund		Sterling Capital Quality Income Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund
For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
$1,884,068	$1,259,007	$2,956,704	$2,377,083	$3,208,779	$3,160,457
(2,469,778)	(1,369,799)	(1,114,890)	(284,289)	(604,710)	(1,664,313)
7,111,244	18,537	7,427,434	(1,950,595)	6,559,031	751,162
6,525,534	(92,255)	9,269,248	142,199	9,163,100	2,247,306

(14,989)	(17,085)	(958)	(880)	(497,427)	(469,880)
(92)	(88)	(69)	(58)	(14,093)	(13,514)
(24,777)	(16,776)	(3,072,077)	(2,499,050)	(2,684,591)	(2,677,063)
(1,845,809)	(1,227,995)	—	—	—	—
(1,885,667)	(1,261,944)	(3,073,104)	(2,499,988)	(3,196,111)	(3,160,457)

7,144,131	9,444,642	(6,336,438)	12,111,363	(11,566,398)	(17,394,662)
11,783,998	8,090,443	(140,294)	9,753,574	(5,599,409)	(18,307,813)

31,177,813	23,087,370	88,039,966	78,286,392	134,236,933	152,544,746
$42,961,811	$31,177,813	$87,899,672	$88,039,966	$128,637,524	$134,236,933

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

September 30, 2024

	Sterling Capital South Carolina Intermediate Tax-Free Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$810,404	$788,893
Net realized loss	(462,910)	(703,509)
Net change in unrealized appreciation	1,881,016	460,221
Net increase in net assets resulting from operations	2,228,510	545,605
Distributions to Shareholders:
Income distribution:
Class A Shares	(147,188)	(135,550)
Class C Shares	(3,847)	(3,836)
Class Institutional Shares	(656,595)	(649,506)
Change in net assets from shareholder distributions	(807,630)	(788,892)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(7,366,676)	(6,079,786)
Change in net assets	(5,945,796)	(6,323,073)

Net Assets:
Beginning of year	35,386,985	41,710,058
End of year	$29,441,189	$35,386,985

See accompanying notes to financial statements.

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
$1,214,165	$1,436,351	$1,873,103	$1,992,792
(638,608)	(714,687)	(465,941)	(1,503,912)
3,117,113	581,974	4,013,370	657,730
3,692,670	1,303,638	5,420,532	1,146,610

(228,315)	(229,106)	(485,310)	(471,650)
(82)	(151)	(35)	(158)
(980,236)	(1,207,094)	(1,382,167)	(1,520,984)
(1,208,633)	(1,436,351)	(1,867,512)	(1,992,792)

(19,331,760)	(18,739,172)	(27,790,397)	(6,506,623)
(16,847,723)	(18,871,885)	(24,237,377)	(7,352,805)

62,272,761	81,144,646	79,790,631	87,143,436
$45,425,038	$62,272,761	$55,553,254	$79,790,631

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, A SHARES

September 30, 2024

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Year Ended September 30, 2024	$23.10	0.45	6.79	7.24	(0.46)	—	—	(0.46)
Year Ended September 30, 2023	$20.19	0.37	2.94	3.31	(0.40)	—	—	(0.40)
Year Ended September 30, 2022	$22.75	0.40	(2.60)	(2.20)	(0.36)	—	—	(0.36)
Year Ended September 30, 2021	$16.72	0.03	6.21	6.24	(0.04)	—	(0.17)	(0.21)
Year Ended September 30, 2020	$19.49	0.36	(2.07)	(1.71)	(0.48)	(0.58)	—	(1.06)
Sterling Capital Mid Value Fund
Year Ended September 30, 2024	$14.47	0.06	2.70	2.76	(0.06)	(1.05)	—	(1.11)
Year Ended September 30, 2023	$15.21	0.06	1.95	2.01	(0.03)	(2.72)	—	(2.75)
Year Ended September 30, 2022	$20.01	0.02	(3.18)	(3.16)	—	(1.64)	—	(1.64)
Year Ended September 30, 2021	$13.99	(0.02)	6.07	6.05	(0.03)	—	—	(0.03)
Year Ended September 30, 2020	$16.10	0.02	(0.80)	(0.78)	(0.20)	(1.13)	—	(1.33)
Sterling Capital Behavioral Small Cap Value Equity Fund
Year Ended September 30, 2024	$16.98	0.27	4.50	4.77	(0.36)	—	—	(0.36)
Year Ended September 30, 2023	$15.12	0.26	1.78	2.04	(0.18)	—	—	(0.18)
Year Ended September 30, 2022	$19.37	0.17	(2.45)	(2.28)	(0.15)	(1.82)	—	(1.97)
Year Ended September 30, 2021	$11.83	0.11	7.53	7.64	(0.10)	—	—	(0.10)
Year Ended September 30, 2020	$14.54	0.10	(2.67)	(2.57)	(0.14)	—	—	(0.14)
Sterling Capital Special Opportunities Fund
Year Ended September 30, 2024	$26.08	(0.10)	6.40	6.30	—	(4.79)	—	(4.79)
Year Ended September 30, 2023	$23.95	(0.09)	4.21	4.12	—	(1.99)	—	(1.99)
Year Ended September 30, 2022	$33.44	(0.13)	(5.25)	(5.38)	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$24.67	(0.11)	9.21	9.10	—	(0.33)	—	(0.33)
Year Ended September 30, 2020	$24.63	(0.01)	1.38	1.37	—	(1.33)	—	(1.33)
Sterling Capital Equity Income Fund
Year Ended September 30, 2024	$25.26	0.35	5.39	5.74	(0.36)	(2.14)	—	(2.50)
Year Ended September 30, 2023	$24.27	0.35	2.73	3.08	(0.35)	(1.74)	—	(2.09)
Year Ended September 30, 2022	$26.57	0.35	(1.82)	(1.47)	(0.35)	(0.48)	—	(0.83)
Year Ended September 30, 2021	$20.04	0.29	6.53	6.82	(0.29)	—	—	(0.29)
Year Ended September 30, 2020	$21.27	0.36	(0.39)	(0.03)	(0.36)	(0.84)	—	(1.20)

(a)	Per share net investment income has been calculated using the average shares method.

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to the Financial Statements

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$29.88	31.47%	$34,158	1.00%	1.68%	1.03%	99.00%
$23.10	16.42%	$28,454	1.09%	1.60%	1.15%	110.98%
$20.19	(9.84)%	$25,985	1.00%	1.68%	1.03%	125.15%
$22.75	37.59%	$30,870	0.88%	0.16%	1.02%	122.64%
$16.72	(9.15)%	$24,497	0.89%	2.00%	0.96%	167.34%

$16.12	19.90%	$20,502	1.15%	0.37%	1.16%	39.31%
$14.47	13.45%	$17,911	1.16%	0.40%	1.18%	19.99%
$15.21	(17.48)%	$17,191	1.14%	0.10%	1.14%	29.05%
$20.01	43.32%	$23,421	1.12%	(0.08)%	1.15%	34.00%
$13.99	(5.76)%	$18,851	1.13%	0.13%	1.26%	28.77%

$21.39	28.20%	$6,564	1.09%	1.38%	1.09%	74.00%
$16.98	13.50%	$5,695	1.11%	1.54%	1.11%	154.69%
$15.12	(13.50)%	$5,644	1.11%	0.90%	1.11%	70.82%
$19.37	64.73%	$7,212	1.06%	0.66%	1.06%	110.07%
$11.83	(17.84)%	$4,948	1.06%	0.81%	1.08%	119.76%

$27.59	27.05%	$294,004	1.16%	(0.37)%	1.16%	41.68%
$26.08	17.96%	$269,413	1.16%	(0.36)%	1.16%	31.19%
$23.95	(18.91)%	$267,480	1.13%	(0.44)%	1.13%	28.06%
$33.44	37.18%	$355,673	1.11%	(0.36)%	1.12%	27.20%
$24.67	5.55%	$276,975	1.11%	(0.04)%	1.11%	17.50%

$28.50	23.83%	$464,807	1.08%	1.32%	1.08%	41.82%
$25.26	12.55%	$418,725	1.07%	1.34%	1.07%	39.43%
$24.27	(5.85)%	$411,766	1.04%	1.29%	1.04%	31.23%
$26.57	34.11%	$460,034	1.03%	1.15%	1.04%	13.00%
$20.04	(0.10)%	$320,255	1.03%	1.79%	1.03%	33.60%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, A SHARES

September 30, 2024

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Behavioral International Equity Fund
Year Ended September 30, 2024	$9.13	0.30	1.65	1.95	(0.45)	—	(0.45)
Year Ended September 30, 2023	$7.09	0.29	1.99	2.28	(0.24)	—	(0.24)
Year Ended September 30, 2022	$9.80	0.36	(2.64)	(2.28)	(0.43)	—	(0.43)
Year Ended September 30, 2021	$8.14	0.26	1.62	1.88	(0.22)	—	(0.22)
Year Ended September 30, 2020	$9.48	0.24	(1.30)	(1.06)	(0.28)	—	(0.28)
Sterling Capital Mid Cap Relative Value Fund
Year Ended September 30, 2024	$60.94	0.34	13.28	13.62	(0.25)	(7.01)	(7.26)
Year Ended September 30, 2023	$62.45	0.40	8.65	9.05	(0.39)	(10.17)	(10.56)
Year Ended September 30, 2022	$78.45	0.39	(10.09)	(9.70)	(0.33)	(5.97)	(6.30)
Year Ended September 30, 2021	$58.67	0.28	19.97	20.25	(0.24)	(0.23)	(0.47)
Year Ended September 30, 2020	$64.04	0.25	(3.65)	(3.40)	(0.46)	(1.51)	(1.97)
Sterling Capital Real Estate Fund
Year Ended September 30, 2024	$32.35	0.78	9.42	10.20	(0.65)	(2.09)	(2.74)
Year Ended September 30, 2023	$34.86	0.64	(0.25)	0.39	(0.67)	(2.23)	(2.90)
Year Ended September 30, 2022	$46.09	0.27	(7.99)	(7.72)	(0.52)	(2.99)	(3.51)
Year Ended September 30, 2021	$36.61	0.35	10.46	10.81	(0.51)	(0.82)	(1.33)
Year Ended September 30, 2020	$42.28	0.25	(3.72)	(3.47)	(0.68)	(1.52)	(2.20)
Sterling Capital Small Cap Value Fund
Year Ended September 30, 2024	$52.17	0.13	11.70	11.83	(0.13)	(16.20)	(16.33)
Year Ended September 30, 2023	$57.67	0.16	8.11	8.27	(0.09)	(13.68)	(13.77)
Year Ended September 30, 2022	$83.01	0.09	(8.16)	(8.07)	—	(17.27)	(17.27)
Year Ended September 30, 2021	$63.67	(0.01)	30.82	30.81	(0.25)	(11.22)	(11.47)
Year Ended September 30, 2020	$78.00	0.25	(9.36)	(9.11)	(0.29)	(4.93)	(5.22)
Sterling Capital Ultra Short Bond Fund
Year Ended September 30, 2024	$9.68	0.47	0.11	0.58	(0.44)	—	(0.44)
Year Ended September 30, 2023	$9.55	0.31	0.16	0.47	(0.34)	—	(0.34)
Year Ended September 30, 2022	$9.78	0.08	(0.19)	(0.11)	(0.12)	—	(0.12)
Year Ended September 30, 2021	$9.82	0.08	(0.02)	0.06	(0.10)	—	(0.10)
Year Ended September 30, 2020	$9.78	0.17	0.04	0.21	(0.17)	—	(0.17)

(a)	Per share net investment income has been calculated using the average shares method.

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to the Financial Statements

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$10.63	21.92%	$398	0.91%	3.09%	0.91%	77.83%
$9.13	32.53%	$369	0.92%	3.26%	0.92%	86.05%
$7.09	(24.40)%	$308	0.91%	3.99%	0.92%	103.20%
$9.80	23.46%	$490	0.92%	2.73%	0.98%	158.16%
$8.14	(11.76)%	$426	0.88%	2.81%	1.08%	164.02%

$67.30	24.07%	$265	1.13%	0.55%	1.13%	8.96%
$60.94	14.75%	$460	1.12%	0.65%	1.12%	4.89%
$62.45	(13.89)%	$380	1.10%	0.53%	1.10%	7.94%
$78.45	34.65%	$369	1.10%	0.38%	1.11%	8.23%
$58.67	(5.63)%	$145	1.16%	0.42%	1.19%	9.21%

$39.81	32.80%	$623	1.11%	2.25%	1.11%	4.90%
$32.35	0.70%	$543	1.12%	1.81%	1.12%	6.06%
$34.86	(18.60)%	$670	1.07%	0.60%	1.07%	12.58%
$46.09	30.08%	$719	1.05%	0.82%	1.05%	12.68%
$36.61	(8.33)%	$537	1.08%	0.67%	1.08%	19.58%

$47.67	28.51%	$3,277	1.30%	0.28%	1.31%	2.87%
$52.17	15.05%	$2,656	1.28%	0.29%	1.30%	0.77%
$57.67	(14.14)%	$2,464	1.25%	0.13%	1.25%	5.26%
$83.01	52.43%	$3,468	1.23%	(0.01)%	1.26%	6.15%
$63.67	(12.81)%	$2,048	1.25%	0.37%	1.33%	8.33%

$9.82	6.12%	$5,114	0.63%	4.84%	0.81%	50.87%
$9.68	4.97%	$5,756	0.52%	3.26%	0.82%	45.10%
$9.55	(1.07)%	$7,090	0.52%	0.87%	0.75%	50.11%
$9.78	0.51%	$7,219	0.53%	0.82%	0.75%	48.71%
$9.82	2.20%	$2,675	0.63%	1.73%	0.81%	43.45%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, A SHARES

September 30, 2024

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Short Duration Bond Fund
Year Ended September 30, 2024	$8.14	0.37	0.27	0.64	(0.36)	—	(0.36)
Year Ended September 30, 2023	$8.08	0.25	0.04	0.29	(0.23)	—	(0.23)
Year Ended September 30, 2022	$8.68	0.08	(0.51)	(0.43)	(0.17)	—	(0.17)
Year Ended September 30, 2021	$8.78	0.10	(0.02)	0.08	(0.18)	—	(0.18)
Year Ended September 30, 2020	$8.65	0.17	0.16	0.33	(0.20)	—	(0.20)
Sterling Capital Intermediate U.S. Government Fund
Year Ended September 30, 2024	$8.34	0.21	0.59	0.80	(0.28)	—	(0.28)
Year Ended September 30, 2023	$8.51	0.16	(0.12)	0.04	(0.21)	—	(0.21)
Year Ended September 30, 2022	$9.78	0.08	(1.15)	(1.07)	(0.20)	—	(0.20)
Year Ended September 30, 2021	$10.13	0.06	(0.18)	(0.12)	(0.23)	—	(0.23)
Year Ended September 30, 2020	$9.92	0.17	0.29	0.46	(0.25)	—	(0.25)
Sterling Capital Total Return Bond Fund
Year Ended September 30, 2024	$8.87	0.35	0.67	1.02	(0.35)	—	(0.35)
Year Ended September 30, 2023	$9.11	0.28	(0.24)	0.04	(0.28)	—	(0.28)
Year Ended September 30, 2022	$11.04	0.18	(1.80)	(1.62)	(0.22)	(0.09)	(0.31)
Year Ended September 30, 2021	$11.38	0.17	(0.12)	0.05	(0.24)	(0.15)	(0.39)
Year Ended September 30, 2020	$10.88	0.24	0.55	0.79	(0.29)	— (b)	(0.29)
Sterling Capital Long Duration Corporate Bond Fund
Year Ended September 30, 2024	$6.45	0.31	0.85	1.16	(0.31)	—	(0.31)
Year Ended September 30, 2023	$6.63	0.28	(0.17)	0.11	(0.29)	—	(0.29)
Year Ended September 30, 2022	$10.51	0.25	(2.85)	(2.60)	(0.25)	(1.03)	(1.28)
Year Ended September 30, 2021	$10.78	0.25	0.03	0.28	(0.25)	(0.30)	(0.55)
Year Ended September 30, 2020	$10.38	0.27	0.40	0.67	(0.27)	—	(0.27)
Sterling Capital Quality Income Fund
Year Ended September 30, 2024	$8.56	0.27	0.64	0.91	(0.29)	—	(0.29)
Year Ended September 30, 2023	$8.78	0.23	(0.21)	0.02	(0.24)	—	(0.24)
Year Ended September 30, 2022	$10.04	0.14	(1.23)	(1.09)	(0.17)	—	(0.17)
Year Ended September 30, 2021	$10.25	0.13	(0.15)	(0.02)	(0.19)	—	(0.19)
Year Ended September 30, 2020	$10.09	0.21	0.20	0.41	(0.25)	—	(0.25)

(a)	Per share net investment income has been calculated using the average shares method.

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(b)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$8.42	7.98%	$3,068	0.76%	4.43%	0.83%	67.85%
$8.14	3.62%	$3,228	0.70%	3.02%	0.73%	98.01%
$8.08	(5.02)%	$3,665	0.73%	0.94%	0.73%	76.98%
$8.68	0.94%	$4,419	0.68%	1.15%	0.71%	39.26%
$8.78	3.86%	$4,260	0.67%	1.93%	0.77%	64.69%

$8.86	9.72%	$2,505	0.76%	2.41%	0.95%	11.51%
$8.34	0.43%	$2,550	0.75%	1.89%	0.94%	7.91%
$8.51	(11.12)%	$2,879	0.73%	0.87%	0.92%	14.18%
$9.78	(1.23)%	$3,388	0.68%	0.64%	0.86%	71.31%
$10.13	4.66%	$3,930	0.79%	1.68%	0.95%	47.36%

$9.54	11.67%	$53,940	0.71%	3.78%	0.75%	63.02%
$8.87	0.41%	$46,772	0.70%	2.99%	0.76%	47.80%
$9.11	(14.94)%	$47,701	0.70%	1.75%	0.74%	47.98%
$11.04	0.44%	$60,694	0.70%	1.52%	0.75%	48.80%
$11.38	7.33%	$57,202	0.70%	2.20%	0.82%	59.59%

$7.30	18.30%	$405	0.71%	4.43%	0.85%	47.46%
$6.45	1.38%	$308	0.70%	4.09%	0.89%	26.27%
$6.63	(27.78)%	$436	0.85%	2.94%	1.04%	161.62%
$10.51	2.67%	$632	0.97%	2.40%	1.16%	47.29%
$10.78	6.56%	$490	0.92%	2.57%	0.94%	52.28%

$9.18	10.77%	$32	0.82%	3.11%	0.87%	25.02%
$8.56	0.18%	$32	0.83%	2.57%	0.88%	9.85%
$8.78	(10.93)%	$32	0.82%	1.44%	0.86%	35.18%
$10.04	(0.23)%	$29	0.82%	1.29%	0.86%	73.60%
$10.25	4.07%	$25	0.84%	2.06%	0.88%	35.96%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, A SHARES

September 30, 2024

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Year Ended September 30, 2024	$9.75	0.23	0.46	0.69	(0.23)	—	(0.23)
Year Ended September 30, 2023	$9.84	0.20	(0.09)	0.11	(0.20)	—	(0.20)
Year Ended September 30, 2022	$10.97	0.16	(1.13)	(0.97)	(0.16)	—	(0.16)
Year Ended September 30, 2021	$11.12	0.15	(0.15)	—	(0.15)	—	(0.15)
Year Ended September 30, 2020	$10.91	0.18	0.21	0.39	(0.18)	—	(0.18)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Year Ended September 30, 2024	$10.16	0.25	0.46	0.71	(0.25)	—	(0.25)
Year Ended September 30, 2023	$10.24	0.20	(0.08)	0.12	(0.20)	—	(0.20)
Year Ended September 30, 2022	$11.40	0.18	(1.16)	(0.98)	(0.18)	—	(0.18)
Year Ended September 30, 2021	$11.47	0.17	(0.07)	0.10	(0.17)	—	(0.17)
Year Ended September 30, 2020	$11.27	0.20	0.20	0.40	(0.20)	—	(0.20)
Sterling Capital Virginia Intermediate Tax-Free Fund
Year Ended September 30, 2024	$10.69	0.24	0.50	0.74	(0.24)	—	(0.24)
Year Ended September 30, 2023	$10.77	0.20	(0.08)	0.12	(0.20)	—	(0.20)
Year Ended September 30, 2022	$11.98	0.16	(1.20)	(1.04)	(0.16)	(0.01)	(0.17)
Year Ended September 30, 2021	$12.23	0.16	(0.22)	(0.06)	(0.16)	(0.03)	(0.19)
Year Ended September 30, 2020	$11.98	0.20	0.25	0.45	(0.20)	—	(0.20)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Year Ended September 30, 2024	$9.12	0.24	0.44	0.68	(0.24)	—	(0.24)
Year Ended September 30, 2023	$9.22	0.20	(0.10)	0.10	(0.20)	—	(0.20)
Year Ended September 30, 2022	$10.20	0.15	(0.98)	(0.83)	(0.15)	— (b)	(0.15)
Year Ended September 30, 2021	$10.29	0.16	(0.08)	0.08	(0.16)	(0.01)	(0.17)
Year Ended September 30, 2020	$10.12	0.19	0.18	0.37	(0.19)	(0.01)	(0.20)

(a)	Per share net investment income has been calculated using the average shares method.

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(b)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$10.21	7.13%	$20,995	0.85%	2.29%	0.85%	20.34%
$9.75	1.08%	$22,320	0.85%	1.99%	0.85%	38.07%
$9.84	(8.92)%	$24,664	0.82%	1.52%	0.82%	50.21%
$10.97	(0.01)%	$31,234	0.80%	1.34%	0.80%	7.97%
$11.12	3.64%	$33,648	0.79%	1.68%	0.79%	17.06%

$10.62	7.09%	$5,816	0.89%	2.43%	0.90%	19.81%
$10.16	1.15%	$6,369	0.87%	1.92%	0.88%	32.34%
$10.24	(8.66)%	$7,056	0.85%	1.64%	0.85%	9.94%
$11.40	0.86%	$11,204	0.81%	1.44%	0.81%	20.23%
$11.47	3.58%	$11,926	0.81%	1.76%	0.81%	4.84%

$11.19	6.92%	$9,816	0.87%	2.14%	0.87%	20.54%
$10.69	1.05%	$11,272	0.86%	1.78%	0.86%	17.86%
$10.77	(8.72)%	$14,162	0.83%	1.40%	0.83%	37.23%
$11.98	(0.52)%	$17,292	0.81%	1.31%	0.81%	8.98%
$12.23	3.80%	$17,446	0.81%	1.67%	0.81%	15.44%

$9.56	7.51%	$20,407	0.88%	2.54%	0.88%	25.08%
$9.12	1.07%	$20,855	0.86%	2.14%	0.86%	37.11%
$9.22	(8.18)%	$23,829	0.82%	1.54%	0.82%	18.08%
$10.20	0.72%	$27,208	0.81%	1.53%	0.81%	8.56%
$10.29	3.66%	$27,866	0.81%	1.84%	0.81%	3.28%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, C SHARES

September 30, 2024

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital
Sterling Capital Behavioral Large Cap Value Equity Fund
Year Ended September 30, 2024	$22.19	0.24	6.50	6.74	(0.27)	—	—
Year Ended September 30, 2023	$19.41	0.19	2.83	3.02	(0.24)	—	—
Year Ended September 30, 2022	$21.88	0.21	(2.49)	(2.28)	(0.19)	—	—
Year Ended September 30, 2021	$16.17	(0.04)	5.92	5.88	(0.03)	—	(0.14)
Year Ended September 30, 2020	$18.88	0.21	(1.99)	(1.78)	(0.35)	(0.58)	—
Sterling Capital Mid Value Fund
Year Ended September 30, 2024	$11.36	(0.04)	2.09	2.05	—	(1.05)	—
Year Ended September 30, 2023	$12.52	(0.04)	1.60	1.56	—	(2.72)	—
Year Ended September 30, 2022	$16.86	(0.11)	(2.59)	(2.70)	—	(1.64)	—
Year Ended September 30, 2021	$11.85	(0.13)	5.14	5.01	—	—	—
Year Ended September 30, 2020	$13.83	(0.07)	(0.68)	(0.75)	(0.10)	(1.13)	—
Sterling Capital Behavioral Small Cap Value Equity Fund
Year Ended September 30, 2024	$16.10	0.11	4.26	4.37	(0.30)	—	—
Year Ended September 30, 2023	$14.33	0.13	1.69	1.82	(0.05)	—	—
Year Ended September 30, 2022	$18.46	0.03	(2.34)	(2.31)	—	(1.82)	—
Year Ended September 30, 2021	$11.28	0.01	7.17	7.18	—	—	—
Year Ended September 30, 2020	$13.94	0.01	(2.56)	(2.55)	(0.11)	—	—
Sterling Capital Special Opportunities Fund
Year Ended September 30, 2024	$19.02	(0.20)	4.45	4.25	—	(4.79)	—
Year Ended September 30, 2023	$18.09	(0.21)	3.13	2.92	—	(1.99)	—
Year Ended September 30, 2022	$26.39	(0.27)	(3.92)	(4.19)	—	(4.11)	—
Year Ended September 30, 2021	$19.67	(0.27)	7.32	7.05	—	(0.33)	—
Year Ended September 30, 2020	$20.04	(0.15)	1.11	0.96	—	(1.33)	—
Sterling Capital Equity Income Fund
Year Ended September 30, 2024	$25.00	0.15	5.32	5.47	(0.16)	(2.14)	—
Year Ended September 30, 2023	$24.04	0.15	2.70	2.85	(0.15)	(1.74)	—
Year Ended September 30, 2022	$26.32	0.15	(1.81)	(1.66)	(0.14)	(0.48)	—
Year Ended September 30, 2021	$19.83	0.10	6.47	6.57	(0.08)	—	—
Year Ended September 30, 2020	$21.05	0.21	(0.38)	(0.17)	(0.21)	(0.84)	—

(a)	Per share net investment income has been calculated using the average shares method.

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to the Financial Statements

			Ratios/Supplementary Data
Total from distributions	Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
(0.27)	$28.66	30.45%	$362	1.75%	0.93%	1.78%	99.00%
(0.24)	$22.19	15.57%	$280	1.84%	0.85%	1.90%	110.98%
(0.19)	$19.41	(10.50)%	$248	1.75%	0.93%	1.78%	125.15%
(0.17)	$21.88	36.56%	$304	1.60%	(0.22)%	1.79%	122.64%
(0.93)	$16.17	(9.81)%	$567	1.64%	1.26%	1.71%	167.34%

(1.05)	$12.36	18.96%	$349	1.90%	(0.36)%	1.91%	39.31%
(2.72)	$11.36	12.57%	$379	1.91%	(0.35)%	1.93%	19.99%
(1.64)	$12.52	(18.06)%	$473	1.88%	(0.67)%	1.88%	29.05%
—	$16.86	42.28%	$1,101	1.87%	(0.85)%	1.90%	34.00%
(1.23)	$11.85	(6.46)%	$1,584	1.88%	(0.61)%	2.02%	28.77%

(0.30)	$20.17	27.26%	$51	1.83%	0.58%	1.84%	74.00%
(0.05)	$16.10	12.70%	$28	1.86%	0.79%	1.86%	154.69%
(1.82)	$14.33	(14.19)%	$29	1.85%	0.19%	1.85%	70.82%
—	$18.46	63.65%	$38	1.82%	0.04%	1.82%	110.07%
(0.11)	$11.28	(18.47)%	$100	1.81%	0.05%	1.83%	119.76%

(4.79)	$18.48	26.15%	$16,870	1.91%	(1.12)%	1.91%	41.68%
(1.99)	$19.02	17.07%	$22,619	1.91%	(1.11)%	1.91%	31.19%
(4.11)	$18.09	(19.53)%	$29,566	1.88%	(1.19)%	1.88%	28.06%
(0.33)	$26.39	36.19%	$52,182	1.86%	(1.11)%	1.87%	27.20%
(1.33)	$19.67	4.73%	$60,777	1.86%	(0.79)%	1.86%	17.50%

(2.30)	$28.17	22.92%	$72,748	1.83%	0.57%	1.83%	41.82%
(1.89)	$25.00	11.71%	$64,849	1.82%	0.60%	1.82%	39.43%
(0.62)	$24.04	(6.57)%	$64,899	1.79%	0.54%	1.79%	31.23%
(0.08)	$26.32	33.15%	$81,338	1.78%	0.42%	1.79%	13.00%
(1.05)	$19.83	(0.85)%	$119,475	1.77%	1.04%	1.78%	33.60%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, C SHARES

September 30, 2024

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Behavioral International Equity Fund
Year Ended September 30, 2024	$9.13	0.25	1.63	1.87	(0.38)	—	(0.38)
Year Ended September 30, 2023	$7.01	0.19	2.01	2.20	(0.08)	—	(0.08)
Year Ended September 30, 2022	$9.69	0.29	(2.61)	(2.32)	(0.36)	—	(0.36)
Year Ended September 30, 2021	$8.06	0.19	1.60	1.79	(0.16)	—	(0.16)
Year Ended September 30, 2020	$9.37	0.18	(1.31)	(1.13)	(0.18)	—	(0.18)
Sterling Capital Mid Cap Relative Value Fund
Year Ended September 30, 2024	$58.68	(0.08)	12.76	12.68	—	(7.01)	(7.01)
Year Ended September 30, 2023	$60.48	(0.01)	8.38	8.37	—	(10.17)	(10.17)
Year Ended September 30, 2022	$76.32	(0.08)	(9.79)	(9.87)	—	(5.97)	(5.97)
Year Ended September 30, 2021	$57.24	(0.17)	19.48	19.31	—	(0.23)	(0.23)
Year Ended September 30, 2020	$62.48	(0.12)	(3.60)	(3.72)	(0.01)	(1.51)	(1.52)
Sterling Capital Real Estate Fund
Year Ended September 30, 2024	$32.00	0.52	9.31	9.83	(0.39)	(2.09)	(2.48)
Year Ended September 30, 2023	$34.53	0.37	(0.25)	0.12	(0.42)	(2.23)	(2.65)
Year Ended September 30, 2022	$45.65	(0.06)	(7.89)	(7.95)	(0.18)	(2.99)	(3.17)
Year Ended September 30, 2021	$36.33	0.03	10.37	10.40	(0.26)	(0.82)	(1.08)
Year Ended September 30, 2020	$42.06	0.22	(3.94)	(3.72)	(0.49)	(1.52)	(2.01)
Sterling Capital Small Cap Value Fund
Year Ended September 30, 2024	$47.89	(0.19)	10.48	10.29	—	(16.20)	(16.20)
Year Ended September 30, 2023	$54.20	(0.22)	7.59	7.37	—	(13.68)	(13.68)
Year Ended September 30, 2022	$79.47	(0.42)	(7.58)	(8.00)	—	(17.27)	(17.27)
Year Ended September 30, 2021	$61.56	(0.58)	29.71	29.13	—	(11.22)	(11.22)
Year Ended September 30, 2020	$75.87	(0.24)	(9.11)	(9.35)	(0.03)	(4.93)	(4.96)
Sterling Capital Short Duration Bond Fund
Year Ended September 30, 2024	$8.14	0.30	0.27	0.57	(0.29)	—	(0.29)
Year Ended September 30, 2023	$8.08	0.18	0.05	0.23	(0.17)	—	(0.17)
Year Ended September 30, 2022	$8.68	0.01	(0.50)	(0.49)	(0.11)	—	(0.11)
Year Ended September 30, 2021	$8.77	0.04	(0.01)	0.03	(0.12)	—	(0.12)
Year Ended September 30, 2020	$8.64	0.11	0.15	0.26	(0.13)	—	(0.13)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to the Financial Statements

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$10.63	21.06%	$28	1.66%	2.55%	1.66%	77.83%
$9.13	31.56%	$23	1.66%	2.25%	1.66%	86.05%
$7.01	(24.92)%	$41	1.67%	3.27%	1.67%	103.20%
$9.69	22.44%	$54	1.67%	1.99%	1.73%	158.16%
$8.06	(12.41)%	$44	1.63%	2.03%	1.83%	164.02%

$64.35	23.29%	$3	1.88%	(0.14)%	1.88%	8.96%
$58.68	14.00%	$3	1.77%	(0.01)%	1.77%	4.89%
$60.48	(14.45)%	$3	1.74%	(0.11)%	1.74%	7.94%
$76.32	33.80%	$3	1.85%	(0.23)%	1.85%	8.23%
$57.24	(6.21)%	$1	1.92%	(0.20)%	1.92%	9.21%

$39.35	31.81%	$93	1.86%	1.52%	1.86%	4.90%
$32.00	(0.06)%	$112	1.86%	1.05%	1.86%	6.06%
$34.53	(19.19)%	$125	1.82%	(0.14)%	1.82%	12.58%
$45.65	29.14%	$182	1.81%	0.08%	1.81%	12.68%
$36.33	(9.02)%	$192	1.83%	0.58%	1.83%	19.58%

$41.98	27.56%	$559	2.05%	(0.48)%	2.06%	2.87%
$47.89	14.18%	$458	2.03%	(0.45)%	2.05%	0.77%
$54.20	(14.79)%	$320	2.00%	(0.63)%	2.00%	5.26%
$79.47	51.27%	$375	1.98%	(0.75)%	2.01%	6.15%
$61.56	(13.46)%	$245	2.00%	(0.35)%	2.08%	8.33%

$8.42	7.17%	$47	1.51%	3.63%	1.59%	67.85%
$8.14	2.84%	$280	1.45%	2.23%	1.48%	98.01%
$8.08	(5.73)%	$409	1.47%	0.13%	1.47%	76.98%
$8.68	0.29%	$988	1.43%	0.40%	1.46%	39.26%
$8.77	3.09%	$893	1.42%	1.21%	1.52%	64.69%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, C SHARES

September 30, 2024

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Intermediate U.S. Government Fund
Year Ended September 30, 2024	$8.32	0.14	0.59	0.73	(0.21)	—	(0.21)
Year Ended September 30, 2023	$8.49	0.10	(0.12)	(0.02)	(0.15)	—	(0.15)
Year Ended September 30, 2022	$9.76	0.01	(1.15)	(1.14)	(0.13)	—	(0.13)
Year Ended September 30, 2021	$10.11	(0.01)	(0.19)	(0.20)	(0.15)	—	(0.15)
Year Ended September 30, 2020	$9.91	0.09	0.28	0.37	(0.17)	—	(0.17)
Sterling Capital Total Return Bond Fund
Year Ended September 30, 2024	$8.89	0.28	0.67	0.95	(0.28)	—	(0.28)
Year Ended September 30, 2023	$9.12	0.21	(0.23)	(0.02)	(0.21)	—	(0.21)
Year Ended September 30, 2022	$11.06	0.10	(1.80)	(1.70)	(0.15)	(0.09)	(0.24)
Year Ended September 30, 2021	$11.40	0.09	(0.13)	(0.04)	(0.15)	(0.15)	(0.30)
Year Ended September 30, 2020	$10.90	0.16	0.54	0.70	(0.20)	— (b)	(0.20)
Sterling Capital Long Duration Corporate Bond Fund
Year Ended September 30, 2024	$6.44	0.25	0.84	1.09	(0.25)	—	(0.25)
Year Ended September 30, 2023	$6.61	0.23	(0.17)	0.06	(0.23)	—	(0.23)
Year Ended September 30, 2022	$10.49	0.17	(2.83)	(2.66)	(0.19)	(1.03)	(1.22)
Year Ended September 30, 2021	$10.76	0.18	0.03	0.21	(0.18)	(0.30)	(0.48)
Year Ended September 30, 2020	$10.36	0.19	0.40	0.59	(0.19)	—	(0.19)
Sterling Capital Quality Income Fund
Year Ended September 30, 2024	$8.56	0.22	0.63	0.85	(0.23)	—	(0.23)
Year Ended September 30, 2023	$8.78	0.16	(0.20)	(0.04)	(0.18)	—	(0.18)
Year Ended September 30, 2022	$10.03	0.07	(1.21)	(1.14)	(0.11)	—	(0.11)
Year Ended September 30, 2021	$10.24	0.06	(0.15)	(0.09)	(0.12)	—	(0.12)
Year Ended September 30, 2020	$10.08	0.17	0.16	0.33	(0.17)	—	(0.17)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Amount is less than $0.005.
(c)	Net Assets are below $1,000.

See accompanying Notes to the Financial Statements

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)		Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$8.84	8.92%	$88		1.51%	1.65%	1.70%	11.51%
$8.32	(0.32)%	$123		1.50%	1.18%	1.69%	7.91%
$8.49	(11.81)%	$98		1.48%	0.12%	1.67%	14.18%
$9.76	(1.97)%	$124		1.43%	(0.11)%	1.61%	71.31%
$10.11	3.78%	$309		1.54%	0.93%	1.70%	47.36%

$9.56	10.83%	$2,735		1.46%	3.02%	1.50%	63.02%
$8.89	(0.22)%	$2,903		1.45%	2.23%	1.51%	47.80%
$9.12	(15.64)%	$3,484		1.45%	0.98%	1.48%	47.98%
$11.06	(0.31)%	$5,378		1.45%	0.78%	1.51%	48.80%
$11.40	6.53%	$8,332		1.45%	1.44%	1.57%	59.59%

$7.28	17.26%	$1		1.49%	3.65%	1.57%	47.46%
$6.44	0.78%	$2		1.45%	3.36%	1.61%	26.27%
$6.61	(28.37)%	$2		1.65%	1.92%	1.82%	161.62%
$10.49	1.98%	$3		1.72%	1.70%	1.88%	47.29%
$10.76	5.80%	$3		1.64%	1.86%	1.65%	52.28%

$9.18	10.04%	$—	(c)	1.59%	2.47%	1.60%	25.02%
$8.56	(0.52)%	$3		1.53%	1.86%	1.55%	9.85%
$8.78	(11.45)%	$3		1.50%	0.74%	1.52%	35.18%
$10.03	(0.92)%	$3		1.57%	0.58%	1.59%	73.60%
$10.24	3.34%	$3		1.57%	1.63%	1.61%	35.96%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, C SHARES

September 30, 2024

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Year Ended September 30, 2024	$9.74	0.15	0.46	0.61	(0.15)	—	(0.15)
Year Ended September 30, 2023	$9.83	0.12	(0.08)	0.04	(0.13)	—	(0.13)
Year Ended September 30, 2022	$10.96	0.08	(1.13)	(1.05)	(0.08)	—	(0.08)
Year Ended September 30, 2021	$11.12	0.07	(0.16)	(0.09)	(0.07)	—	(0.07)
Year Ended September 30, 2020	$10.90	0.10	0.22	0.32	(0.10)	—	(0.10)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Year Ended September 30, 2024	$10.15	0.17	0.48	0.65	(0.18)	—	(0.18)
Year Ended September 30, 2023	$10.24	0.12	(0.09)	0.03	(0.12)	—	(0.12)
Year Ended September 30, 2022	$11.39	0.10	(1.15)	(1.05)	(0.10)	—	(0.10)
Year Ended September 30, 2021	$11.46	0.08	(0.07)	0.01	(0.08)	—	(0.08)
Year Ended September 30, 2020	$11.27	0.11	0.19	0.30	(0.11)	—	(0.11)
Sterling Capital Virginia Intermediate Tax-Free Fund
Year Ended September 30, 2024	$10.67	0.17	0.50	0.67	(0.17)	—	(0.17)
Year Ended September 30, 2023	$10.77	0.11	(0.09)	0.02	(0.12)	—	(0.12)
Year Ended September 30, 2022	$11.97	0.07	(1.18)	(1.11)	(0.08)	(0.01)	(0.09)
Year Ended September 30, 2021	$12.22	0.07	(0.22)	(0.15)	(0.07)	(0.03)	(0.10)
Year Ended September 30, 2020	$11.97	0.11	0.25	0.36	(0.11)	—	(0.11)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Year Ended September 30, 2024	$9.14	0.18	0.43	0.61	(0.18)	—	(0.18)
Year Ended September 30, 2023	$9.22	0.13	(0.07)	0.06	(0.14)	—	(0.14)
Year Ended September 30, 2022	$10.20	0.08	(0.98)	(0.90)	(0.08)	— (b)	(0.08)
Year Ended September 30, 2021	$10.30	0.09	(0.10)	(0.01)	(0.08)	(0.01)	(0.09)
Year Ended September 30, 2020	$10.13	0.11	0.18	0.29	(0.11)	(0.01)	(0.12)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$10.20	6.33%	$761	1.60%	1.52%	1.60%	20.34%
$9.74	0.32%	$966	1.60%	1.24%	1.60%	38.07%
$9.83	(9.61)%	$1,141	1.57%	0.75%	1.57%	50.21%
$10.96	(0.85)%	$1,542	1.55%	0.60%	1.55%	7.97%
$11.12	2.96%	$2,793	1.54%	0.92%	1.54%	17.06%

$10.62	6.39%	$100	1.64%	1.67%	1.65%	19.81%
$10.15	0.30%	$268	1.62%	1.17%	1.63%	32.34%
$10.24	(9.27)%	$340	1.59%	0.89%	1.59%	9.94%
$11.39	0.10%	$603	1.56%	0.72%	1.56%	20.23%
$11.46	2.72%	$955	1.56%	1.01%	1.56%	4.84%

$11.17	6.27%	$6	1.62%	1.51%	1.62%	20.54%
$10.67	0.13%	$5	1.59%	1.03%	1.59%	17.86%
$10.77	(9.32)%	$16	1.57%	0.61%	1.57%	37.23%
$11.97	(1.27)%	$57	1.57%	0.58%	1.57%	8.98%
$12.22	3.03%	$780	1.56%	0.92%	1.56%	15.44%

$9.57	6.77%	$2	1.63%	1.95%	1.63%	25.08%
$9.14	0.62%	$2	1.57%	1.34%	1.57%	37.11%
$9.22	(8.85)%	$23	1.56%	0.82%	1.56%	18.08%
$10.20	(0.13)%	$25	1.56%	0.83%	1.56%	8.56%
$10.30	2.89%	$304	1.56%	1.10%	1.56%	3.28%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, INSTITUTIONAL SHARES

September 30, 2024

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital
Sterling Capital Behavioral Large Cap Value Equity Fund
Year Ended September 30, 2024	$23.28	0.52	6.84	7.36	(0.52)	—	—
Year Ended September 30, 2023	$20.34	0.42	2.98	3.40	(0.46)	—	—
Year Ended September 30, 2022	$22.96	0.46	(2.62)	(2.16)	(0.46)	—	—
Year Ended September 30, 2021	$16.83	0.09	6.24	6.33	(0.04)	—	(0.16)
Year Ended September 30, 2020	$19.62	0.41	(2.10)	(1.69)	(0.52)	(0.58)	—
Sterling Capital Mid Value Fund
Year Ended September 30, 2024	$14.97	0.10	2.80	2.90	(0.10)	(1.05)	—
Year Ended September 30, 2023	$15.65	0.10	2.02	2.12	(0.08)	(2.72)	—
Year Ended September 30, 2022	$20.51	0.06	(3.27)	(3.21)	(0.01)	(1.64)	—
Year Ended September 30, 2021	$14.33	0.03	6.22	6.25	(0.07)	—	—
Year Ended September 30, 2020	$16.46	0.06	(0.81)	(0.75)	(0.25)	(1.13)	—
Sterling Capital Behavioral Small Cap Value Equity Fund
Year Ended September 30, 2024	$17.15	0.32	4.54	4.86	(0.38)	—	—
Year Ended September 30, 2023	$15.29	0.31	1.81	2.12	(0.26)	—	—
Year Ended September 30, 2022	$19.58	0.22	(2.49)	(2.27)	(0.20)	(1.82)	—
Year Ended September 30, 2021	$11.95	0.16	7.60	7.76	(0.13)	—	—
Year Ended September 30, 2020	$14.66	0.13	(2.69)	(2.56)	(0.15)	—	—
Sterling Capital Special Opportunities Fund
Year Ended September 30, 2024	$28.28	(0.03)	7.00	6.97	—	(4.79)	—
Year Ended September 30, 2023	$25.75	(0.03)	4.55	4.52	—	(1.99)	—
Year Ended September 30, 2022	$35.59	(0.06)	(5.67)	(5.73)	—	(4.11)	—
Year Ended September 30, 2021	$26.20	(0.03)	9.79	9.76	(0.04)	(0.33)	—
Year Ended September 30, 2020	$26.07	0.06	1.45	1.51	(0.05)	(1.33)	—
Sterling Capital Equity Income Fund
Year Ended September 30, 2024	$25.35	0.42	5.41	5.83	(0.42)	(2.14)	—
Year Ended September 30, 2023	$24.35	0.41	2.74	3.15	(0.41)	(1.74)	—
Year Ended September 30, 2022	$26.66	0.42	(1.83)	(1.41)	(0.42)	0.48	—
Year Ended September 30, 2021	$20.10	0.35	6.56	6.91	(0.35)	—	—
Year Ended September 30, 2020	$21.33	0.41	(0.39)	0.02	(0.41)	(0.84)	—

(a)	Per share net investment income has been calculated using the average shares method.

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to the Financial Statements

			Ratios/Supplementary Data
Total from distributions	Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
(0.52)	$30.12	31.80%	$2,274	0.75%	1.92%	0.78%	99.00%
(0.46)	$23.28	16.74%	$1,499	0.84%	1.83%	0.90%	110.98%
(0.46)	$20.34	(9.62)%	$1,652	0.75%	1.94%	0.78%	125.15%
(0.20)	$22.96	37.90%	$2,023	0.64%	0.42%	0.78%	122.64%
(1.10)	$16.83	(8.96)%	$1,949	0.64%	2.18%	0.66%	167.34%

(1.15)	$16.72	20.17%	$27,359	0.90%	0.62%	0.91%	39.31%
(2.80)	$14.97	13.77%	$26,900	0.91%	0.66%	0.93%	19.99%
(1.65)	$15.65	(17.30)%	$29,189	0.88%	0.33%	0.88%	29.05%
(0.07)	$20.51	43.72%	$51,607	0.87%	0.17%	0.89%	34.00%
(1.38)	$14.33	(5.50)%	$36,835	0.89%	0.39%	1.04%	28.77%

(0.38)	$21.63	28.48%	$6,281	0.84%	1.63%	0.84%	74.00%
(0.26)	$17.15	13.86%	$5,804	0.85%	1.79%	0.85%	154.69%
(2.02)	$15.29	(13.35)%	$9,788	0.85%	1.13%	0.85%	70.82%
(0.13)	$19.58	65.21%	$14,639	0.81%	0.89%	0.81%	110.07%
(0.15)	$11.95	(17.64)%	$6,820	0.80%	0.97%	0.84%	119.76%

(4.79)	$30.46	27.36%	$88,481	0.91%	(0.11)%	0.91%	41.68%
(1.99)	$28.28	18.28%	$135,284	0.91%	(0.11)%	0.91%	31.19%
(4.11)	$25.75	(18.74)%	$168,110	0.89%	(0.19)%	0.89%	28.06%
(0.37)	$35.59	37.55%	$216,341	0.86%	(0.11)%	0.87%	27.20%
(1.38)	$26.20	5.79%	$170,323	0.86%	0.22%	0.86%	17.50%

(2.56)	$28.62	24.16%	$1,238,943	0.83%	1.57%	0.83%	41.82%
(2.15)	$25.35	12.83%	$1,296,237	0.82%	1.59%	0.82%	39.43%
(0.90)	$24.35	(5.64)%	$1,468,388	0.79%	1.55%	0.79%	31.23%
(0.35)	$26.66	34.47%	$1,622,233	0.78%	1.40%	0.79%	13.00%
(1.25)	$20.10	0.15%	$1,057,722	0.77%	2.06%	0.78%	33.60%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, INSTITUTIONAL SHARES

September 30, 2024

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Behavioral International Equity Fund
Year Ended September 30, 2024	$9.14	0.35	1.61	1.96	(0.47)	—	(0.47)
Year Ended September 30, 2023	$7.09	0.31	2.00	2.31	(0.26)	—	(0.26)
Year Ended September 30, 2022	$9.81	0.38	(2.65)	(2.27)	(0.45)	—	(0.45)
Year Ended September 30, 2021	$8.14	0.07	1.84	1.91	(0.24)	—	(0.24)
Year Ended September 30, 2020	$9.49	0.27	(1.32)	(1.05)	(0.30)	—	(0.30)
Sterling Capital Mid Cap Relative Value Fund
Year Ended September 30, 2024	$61.43	0.48	13.41	13.89	(0.50)	(7.01)	(7.51)
Year Ended September 30, 2023	$62.89	0.56	8.70	9.26	(0.55)	(10.17)	(10.72)
Year Ended September 30, 2022	$78.92	0.58	(10.16)	(9.58)	(0.48)	(5.97)	(6.45)
Year Ended September 30, 2021	$58.95	0.45	20.09	20.54	(0.34)	(0.23)	(0.57)
Year Ended September 30, 2020	$64.31	0.40	(3.64)	(3.24)	(0.61)	(1.51)	(2.12)
Sterling Capital Real Estate Fund
Year Ended September 30, 2024	$32.44	0.54	9.46	10.00	(0.74)	(2.09)	(2.83)
Year Ended September 30, 2023	$34.95	0.73	(0.25)	0.48	(0.76)	(2.23)	(2.99)
Year Ended September 30, 2022	$46.19	0.40	(8.03)	(7.63)	(0.62)	(2.99)	(3.61)
Year Ended September 30, 2021	$36.66	0.43	10.51	10.94	(0.59)	(0.82)	(1.41)
Year Ended September 30, 2020	$42.36	0.59	(3.97)	(3.38)	(0.80)	(1.52)	(2.32)
Sterling Capital Small Cap Value Fund
Year Ended September 30, 2024	$52.79	0.23	11.91	12.14	(0.23)	(16.20)	(16.43)
Year Ended September 30, 2023	$58.24	0.28	8.20	8.48	(0.25)	(13.68)	(13.93)
Year Ended September 30, 2022	$83.58	0.27	(8.25)	(7.98)	(0.09)	(17.27)	(17.36)
Year Ended September 30, 2021	$64.04	0.17	31.01	31.18	(0.42)	(11.22)	(11.64)
Year Ended September 30, 2020	$78.38	0.41	(9.36)	(8.95)	(0.46)	(4.93)	(5.39)
Sterling Capital Ultra Short Bond Fund
Year Ended September 30, 2024	$9.68	0.48	0.13	0.61	(0.47)	—	(0.47)
Year Ended September 30, 2023	$9.56	0.34	0.14	0.48	(0.36)	—	(0.36)
Year Ended September 30, 2022	$9.78	0.11	(0.19)	(0.08)	(0.14)	—	(0.14)
Year Ended September 30, 2021	$9.83	0.11	(0.04)	0.07	(0.12)	—	(0.12)
Year Ended September 30, 2020	$9.79	0.19	0.05	0.24	(0.20)	—	(0.20)

(a)	Per share net investment income has been calculated using the average shares method.

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to the Financial Statements

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$10.63	22.09%	$882	0.66%	3.56%	0.66%	77.83%
$9.14	33.01%	$679	0.68%	3.53%	0.68%	86.05%
$7.09	(24.27)%	$489	0.67%	4.24%	0.67%	103.20%
$9.81	23.86%	$662	0.67%	0.85%	0.85%	158.16%
$8.14	(11.65)%	$13,670	0.63%	3.09%	0.83%	164.02%

$67.81	24.40%	$40,250	0.88%	0.77%	0.88%	8.96%
$61.43	15.03%	$43,016	0.87%	0.90%	0.87%	4.89%
$62.89	(13.68)%	$45,055	0.84%	0.78%	0.84%	7.94%
$78.92	35.02%	$65,503	0.85%	0.60%	0.86%	8.23%
$58.95	(5.39)%	$53,847	0.91%	0.67%	0.94%	9.21%

$39.94	33.15%	$74,347	0.86%	2.49%	0.86%	4.90%
$32.44	0.95%	$62,708	0.87%	2.06%	0.87%	6.06%
$34.95	(18.39)%	$73,873	0.82%	0.91%	0.82%	12.58%
$46.19	30.40%	$96,075	0.81%	1.00%	0.81%	12.68%
$36.66	(8.09)%	$85,144	0.82%	1.55%	0.82%	9.21%

$48.50	28.85%	$187,448	1.05%	0.50%	1.06%	2.87%
$52.79	15.31%	$261,706	1.03%	0.51%	1.05%	0.77%
$58.24	(13.93)%	$350,163	1.00%	0.38%	1.00%	5.26%
$83.58	52.78%	$514,025	0.98%	0.22%	1.02%	6.15%
$64.04	(12.59)%	$475,615	1.01%	0.58%	1.08%	8.33%

$9.82	6.39%	$22,985	0.37%	4.93%	0.57%	50.87%
$9.68	5.12%	$23,522	0.27%	3.51%	0.57%	45.10%
$9.56	(0.82)%	$20,265	0.27%	1.11%	0.50%	50.11%
$9.78	0.75%	$32,492	0.29%	1.08%	0.51%	48.71%
$9.83	2.44%	$33,699	0.38%	1.90%	0.55%	43.45%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, INSTITUTIONAL SHARES

September 30, 2024

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Short Duration Bond Fund
Year Ended September 30, 2024	$8.14	0.38	0.28	0.66	(0.38)	—	(0.38)
Year Ended September 30, 2023	$8.08	0.27	0.04	0.31	(0.25)	—	(0.25)
Year Ended September 30, 2022	$8.68	0.10	(0.51)	(0.41)	(0.19)	—	(0.19)
Year Ended September 30, 2021	$8.78	0.12	(0.02)	0.10	(0.20)	—	(0.20)
Year Ended September 30, 2020	$8.65	0.19	0.16	0.35	(0.22)	—	(0.22)
Sterling Capital Intermediate U.S. Government Fund
Year Ended September 30, 2024	$8.35	0.23	0.58	0.81	(0.30)	—	(0.30)
Year Ended September 30, 2023	$8.51	0.18	(0.11)	0.07	(0.23)	—	(0.23)
Year Ended September 30, 2022	$9.79	0.10	(1.16)	(1.06)	(0.22)	—	(0.22)
Year Ended September 30, 2021	$10.14	0.09	(0.19)	(0.10)	(0.25)	—	(0.25)
Year Ended September 30, 2020	$9.93	0.20	0.28	0.48	(0.27)	—	(0.27)
Sterling Capital Total Return Bond Fund
Year Ended September 30, 2024	$8.88	0.37	0.67	1.04	(0.37)	—	(0.37)
Year Ended September 30, 2023	$9.11	0.30	(0.22)	0.08	(0.31)	—	(0.31)
Year Ended September 30, 2022	$11.05	0.20	(1.80)	(1.60)	(0.25)	(0.09)	(0.34)
Year Ended September 30, 2021	$11.39	0.20	(0.13)	0.07	(0.26)	(0.15)	(0.41)
Year Ended September 30, 2020	$10.89	0.27	0.54	0.81	(0.31)	— (b)	(0.31)
Sterling Capital Long Duration Corporate Bond Fund
Year Ended September 30, 2024	$6.45	0.32	0.84	1.16	(0.32)	—	(0.32)
Year Ended September 30, 2023	$6.63	0.30	(0.18)	0.12	(0.30)	—	(0.30)
Year Ended September 30, 2022	$10.50	0.23	(2.80)	(2.57)	(0.27)	(1.03)	(1.30)
Year Ended September 30, 2021	$10.77	0.28	0.03	0.31	(0.28)	(0.30)	(0.58)
Year Ended September 30, 2020	$10.38	0.30	0.39	0.69	(0.30)	—	(0.30)
Sterling Capital Quality Income Fund
Year Ended September 30, 2024	$8.57	0.31	0.62	0.93	(0.31)	—	(0.31)
Year Ended September 30, 2023	$8.79	0.25	(0.21)	0.04	(0.26)	—	(0.26)
Year Ended September 30, 2022	$10.05	0.16	(1.22)	(1.06)	(0.20)	—	(0.20)
Year Ended September 30, 2021	$10.26	0.15	(0.15)	—	(0.21)	—	(0.21)
Year Ended September 30, 2020	$10.10	0.24	0.19	0.43	(0.27)	—	(0.27)

(a)	Per share net investment income has been calculated using the average shares method.

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(b)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$8.42	8.24%	$30,167	0.50%	4.60%	0.59%	67.85%
$8.14	3.87%	$87,221	0.45%	3.30%	0.48%	98.01%
$8.08	(4.78)%	$82,934	0.47%	1.17%	0.47%	76.98%
$8.68	1.19%	$161,804	0.43%	1.40%	0.46%	39.26%
$8.78	4.12%	$174,891	0.42%	2.20%	0.52%	64.69%

$8.86	9.86%	$15,589	0.51%	2.69%	0.70%	11.51%
$8.35	0.80%	$13,823	0.50%	2.15%	0.69%	7.91%
$8.51	(10.90)%	$13,737	0.48%	1.12%	0.67%	14.18%
$9.79	(1.08)%	$16,272	0.43%	0.88%	0.61%	71.31%
$10.14	4.92%	$8,049	0.54%	1.95%	0.70%	47.36%

$9.55	11.94%	$1,066,501	0.46%	4.02%	0.50%	63.02%
$8.88	0.78%	$695,207	0.45%	3.24%	0.51%	47.80%
$9.11	(14.81)%	$782,084	0.45%	1.98%	0.48%	47.98%
$11.05	0.69%	$1,139,676	0.45%	1.77%	0.50%	48.80%
$11.39	7.59%	$1,051,891	0.45%	2.45%	0.57%	59.59%

$7.29	18.43%	$481	0.47%	4.68%	0.59%	47.46%
$6.45	1.64%	$436	0.45%	4.38%	0.67%	26.27%
$6.63	(27.52)%	$97	0.63%	2.50%	0.80%	161.62%
$10.50	2.92%	$6,508	0.71%	2.61%	0.87%	47.29%
$10.77	6.72%	$18,519	0.67%	2.83%	0.70%	52.28%

$9.19	11.04%	$87,868	0.57%	3.38%	0.62%	25.02%
$8.57	0.44%	$88,005	0.58%	2.83%	0.62%	9.85%
$8.79	(10.69)%	$78,252	0.57%	1.73%	0.61%	35.18%
$10.05	0.02%	$62,718	0.57%	1.52%	0.61%	73.60%
$10.26	4.33%	$35,808	0.59%	2.36%	0.63%	35.96%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, INSTITUTIONAL SHARES

September 30, 2024

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Year Ended September 30, 2024	$9.75	0.25	0.47	0.72	(0.26)	—	(0.26)
Year Ended September 30, 2023	$9.83	0.23	(0.08)	0.15	(0.23)	—	(0.23)
Year Ended September 30, 2022	$10.97	0.19	(1.14)	(0.95)	(0.19)	—	(0.19)
Year Ended September 30, 2021	$11.12	0.18	(0.15)	0.03	(0.18)	—	(0.18)
Year Ended September 30, 2020	$10.91	0.21	0.21	0.42	(0.21)	—	(0.21)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Year Ended September 30, 2024	$10.09	0.28	0.46	0.74	(0.28)	—	(0.28)
Year Ended September 30, 2023	$10.17	0.23	(0.08)	0.15	(0.23)	—	(0.23)
Year Ended September 30, 2022	$11.32	0.21	(1.15)	(0.95)	(0.21)	—	(0.21)
Year Ended September 30, 2021	$11.39	0.20	(0.07)	0.13	(0.20)	—	(0.20)
Year Ended September 30, 2020	$11.20	0.23	0.19	0.42	(0.23)	—	(0.23)
Sterling Capital Virginia Intermediate Tax-Free Fund
Year Ended September 30, 2024	$10.69	0.26	0.50	0.76	(0.26)	—	(0.26)
Year Ended September 30, 2023	$10.77	0.22	(0.07)	0.15	(0.23)	—	(0.23)
Year Ended September 30, 2022	$11.97	0.19	(1.19)	(1.00)	(0.19)	(0.01)	(0.20)
Year Ended September 30, 2021	$12.22	0.19	(0.22)	(0.03)	(0.19)	(0.03)	(0.22)
Year Ended September 30, 2020	$11.97	0.23	0.25	0.48	(0.23)	—	(0.23)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Year Ended September 30, 2024	$9.14	0.26	0.43	0.69	(0.26)	—	(0.26)
Year Ended September 30, 2023	$9.23	0.23	(0.09)	0.14	(0.23)	—	(0.23)
Year Ended September 30, 2022	$10.21	0.18	(0.98)	(0.80)	(0.18)	— (b)	(0.18)
Year Ended September 30, 2021	$10.31	0.18	(0.09)	0.09	(0.18)	(0.01)	(0.19)
Year Ended September 30, 2020	$10.13	0.21	0.19	0.40	(0.21)	(0.01)	(0.22)

(a)	Per share net investment income has been calculated using the average shares method.

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(b)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$10.21	7.39%	$106,881	0.60%	2.52%	0.60%	20.34%
$9.75	1.44%	$110,951	0.60%	2.24%	0.60%	38.07%
$9.83	(8.78)%	$126,739	0.57%	1.76%	0.57%	50.21%
$10.97	0.24%	$154,297	0.55%	1.59%	0.55%	7.97%
$11.12	3.90%	$140,958	0.54%	1.92%	0.54%	17.06%

$10.55	7.38%	$23,524	0.64%	2.68%	0.65%	19.81%
$10.09	1.40%	$28,750	0.62%	2.18%	0.63%	32.34%
$10.17	(8.42)%	$34,313	0.59%	1.89%	0.59%	9.94%
$11.32	1.10%	$71,455	0.56%	1.71%	0.56%	20.23%
$11.39	3.76%	$71,865	0.56%	2.01%	0.56%	4.84%

$11.19	7.19%	$35,603	0.62%	2.39%	0.62%	20.54%
$10.69	1.30%	$50,995	0.61%	2.03%	0.61%	17.86%
$10.77	(8.41)%	$66,967	0.58%	1.67%	0.58%	37.23%
$11.97	(0.27)%	$65,071	0.56%	1.56%	0.56%	8.98%
$12.22	4.06%	$62,828	0.56%	1.91%	0.56%	15.44%

$9.57	7.66%	$35,144	0.63%	2.80%	0.63%	25.08%
$9.14	1.43%	$58,934	0.61%	2.40%	0.61%	37.11%
$9.23	(7.93)%	$63,292	0.58%	1.81%	0.58%	18.08%
$10.21	0.88%	$67,778	0.56%	1.78%	0.56%	8.56%
$10.31	4.01%	$67,627	0.56%	2.08%	0.56%	3.28%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, R6 SHARES

September 30, 2024

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital
Sterling Capital Behavioral Large Cap Value Equity Fund
Year Ended September 30, 2024	$23.37	0.55	6.86	7.41	(0.56)	—	—
Year Ended September 30, 2023	$20.40	0.46	2.97	3.43	(0.46)	—	—
Year Ended September 30, 2022	$22.99	0.50	(2.63)	(2.13)	(0.46)	—	—
Year Ended September 30, 2021	$16.85	0.09	6.25	6.34	(0.04)	—	(0.16)
Year Ended September 30, 2020	$19.62	0.40	(2.07)	(1.67)	(0.52)	(0.58)	—
Sterling Capital Mid Value Fund
Year Ended September 30, 2024	$15.01	0.11	2.80	2.91	(0.11)	(1.05)	—
Year Ended September 30, 2023	$15.68	0.12	2.01	2.13	(0.08)	(2.72)	—
Year Ended September 30, 2022	$20.55	0.08	(3.27)	(3.19)	(0.04)	(1.64)	—
Year Ended September 30, 2021	$14.35	0.03	6.25	6.28	(0.08)	—	—
Year Ended September 30, 2020	$16.48	(0.02)	(0.75)	(0.77)	(0.23)	(1.13)	—
Sterling Capital Behavioral Small Cap Value Equity Fund
Year Ended September 30, 2024	$17.17	0.33	4.56	4.89	(0.39)	—	—
Year Ended September 30, 2023	$15.31	0.32	1.81	2.13	(0.27)	—	—
Year Ended September 30, 2022	$19.60	0.22	(2.48)	(2.26)	(0.21)	(1.82)	—
Year Ended September 30, 2021	$11.97	0.17	7.60	7.77	(0.14)	—	—
Year Ended September 30, 2020	$14.67	0.15	(2.70)	(2.55)	(0.15)	—	—
Sterling Capital Special Opportunities Fund
Year Ended September 30, 2024	$28.26	(0.01)	7.01	7.00	—	(4.79)	—
Year Ended September 30, 2023	$25.71	(0.01)	4.55	4.54	—	(1.99)	—
Year Ended September 30, 2022	$35.51	(0.04)	(5.65)	(5.69)	—	(4.11)	—
Year Ended September 30, 2021	$26.22	(0.01)	9.78	9.77	(0.15)	(0.33)	—
Year Ended September 30, 2020	$26.09	0.09	1.44	1.53	(0.07)	(1.33)	—
Sterling Capital Equity Income Fund
Year Ended September 30, 2024	$25.36	0.45	5.42	5.87	(0.45)	(2.14)	—
Year Ended September 30, 2023	$24.36	0.45	2.73	3.18	(0.44)	(1.74)	—
Year Ended September 30, 2022	$26.67	0.45	(1.83)	(1.38)	(0.45)	(0.48)	—
Year Ended September 30, 2021	$20.09	0.37	6.56	6.93	(0.35)	—	—
Year Ended September 30, 2020	$21.34	0.43	(0.40)	0.03	(0.44)	(0.84)	—
Sterling Capital Behavioral International Equity Fund
Year Ended September 30, 2024	$9.14	0.36	1.63	1.99	(0.48)	—	—
Year Ended September 30, 2023	$7.10	0.32	1.99	2.31	(0.27)	—	—
Year Ended September 30, 2022	$9.81	0.39	(2.64)	(2.25)	(0.46)	—	—
Year Ended September 30, 2021	$8.14	0.29	1.62	1.91	(0.24)	—	—
Year Ended September 30, 2020	$9.49	0.27	(1.32)	(1.05)	(0.30)	—	—

(a)	Per share net investment income has been calculated using the average shares method.

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(b)	Net Assets are below $1,000.

See accompanying Notes to the Financial Statements

			Ratios/Supplementary Data
Total from distributions	Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)		Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
(0.56)	$30.22	31.90%	$24		0.66%	2.13%	0.79%	99.00%
(0.46)	$23.37	16.84%	$330		0.77%	1.99%	0.90%	110.98%
(0.46)	$20.40	(9.48)%	$1		0.59%	2.09%	0.59%	125.15%
(0.20)	$22.99	37.92%	$1		0.58%	0.43%	0.63%	122.64%
(1.10)	$16.85	(8.88)%	$—	(b)	0.59%	2.19%	0.64%	167.34%

(1.16)	$16.76	20.22%	$516		0.81%	0.70%	0.91%	39.31%
(2.80)	$15.01	13.86%	$354		0.82%	0.80%	0.93%	19.99%
(1.68)	$15.68	(17.18)%	$117		0.79%	0.40%	0.88%	29.05%
(0.08)	$20.55	43.85%	$402		0.79%	0.17%	0.97%	34.00%
(1.36)	$14.35	(5.56)%	$3,477		0.54%	(0.06)%	0.56%	28.77%

(0.39)	$21.67	28.61%	$96,261		0.78%	1.69%	0.83%	74.00%
(0.27)	$17.17	13.94%	$78,727		0.79%	1.88%	0.85%	154.69%
(2.03)	$15.31	(13.29)%	$20,331		0.78%	1.14%	0.83%	70.82%
(0.14)	$19.60	65.36%	$83,819		0.75%	0.96%	0.81%	110.07%
(0.15)	$11.97	(17.63)%	$70,372		0.74%	1.11%	0.82%	119.76%

(4.79)	$30.47	27.50%	$33,287		0.82%	(0.02)%	0.90%	41.68%
(1.99)	$28.26	18.39%	$36,906		0.82%	(0.02)%	0.91%	31.19%
(4.11)	$25.71	(18.66)%	$29,340		0.80%	(0.11)%	0.88%	28.06%
(0.48)	$35.51	37.67%	$44,452		0.78%	(0.03)%	0.87%	27.20%
(1.40)	$26.22	5.87%	$40,057		0.78%	0.38%	0.86%	17.50%

(2.59)	$28.64	24.29%	$115,769		0.72%	1.68%	0.83%	41.82%
(2.18)	$25.36	12.94%	$101,228		0.72%	1.73%	0.82%	39.43%
(0.93)	$24.36	(5.54)%	$69,408		0.69%	1.65%	0.79%	31.23%
(0.35)	$26.67	34.61%	$70,388		0.68%	1.50%	0.79%	13.00%
(1.28)	$20.09	0.21%	$56,277		0.67%	2.18%	0.78%	33.60%

(0.48)	$10.65	22.37%	$132,826		0.60%	3.61%	0.66%	77.83%
(0.27)	$9.14	32.87%	$115,245		0.62%	3.60%	0.67%	86.05%
(0.46)	$7.10	(24.13)%	$97,525		0.62%	4.41%	0.67%	103.20%
(0.24)	$9.81	23.70%	$85,736		0.63%	3.04%	0.74%	158.16%
(0.30)	$8.14	(11.49)%	$69,236		0.63%	3.10%	0.83%	164.02%

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, R6 SHARES

September 30, 2024

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Real Estate Fund
Year Ended September 30, 2024	$32.58	0.85	9.55	10.40	(0.77)	(2.09)	(2.86)
Year Ended September 30, 2023	$35.09	0.80	(0.30)	0.50	(0.78)	(2.23)	(3.01)
Year Ended September 30, 2022	$46.33	0.47	(8.09)	(7.62)	(0.63)	(2.99)	(3.62)
Year Ended September 30, 2021	$36.69	0.59	10.46	11.05	(0.59)	(0.82)	(1.41)
For the Period Ended September 30, 2020(b)	$41.35	0.36	(4.26)	(3.90)	(0.76)	—	(0.76)
Sterling Capital Small Cap Value Fund
Year Ended September 30, 2024	$52.98	0.29	11.95	12.24	(0.27)	(16.20)	(16.47)
Year Ended September 30, 2023	$58.38	0.36	8.20	8.56	(0.28)	(13.68)	(13.96)
Year Ended September 30, 2022	$83.72	0.35	(8.28)	(7.93)	(0.14)	(17.27)	(17.41)
Year Ended September 30, 2021	$64.09	0.29	30.99	31.28	(0.43)	(11.22)	(11.65)
For the Period Ended September 30, 2020(b)	$77.13	0.49	(13.53)	(13.04)	—	—	—
Sterling Capital Short Duration Bond Fund
Year Ended September 30, 2024	$8.14	0.40	0.27	0.67	(0.39)	—	(0.39)
Year Ended September 30, 2023	$8.08	0.27	0.06	0.33	(0.26)	—	(0.26)
Year Ended September 30, 2022	$8.68	0.11	(0.51)	(0.40)	(0.20)	—	(0.20)
For the Period Ended September 30, 2021(b)	$8.78	0.08	(0.04)	0.04	(0.14)	—	(0.14)
Sterling Capital Total Return Bond Fund
Year Ended September 30, 2024	$8.88	0.38	0.66	1.04	(0.38)	—	(0.38)
Year Ended September 30, 2023	$9.11	0.31	(0.22)	0.09	(0.32)	—	(0.32)
Year Ended September 30, 2022	$11.05	0.21	(1.80)	(1.59)	(0.26)	(0.09)	(0.35)
Year Ended September 30, 2021	$11.39	0.21	(0.12)	0.09	(0.28)	(0.15)	(0.43)
Year Ended September 30, 2020	$10.89	0.28	0.54	0.82	(0.32)	— (f)	(0.32)
Sterling Capital Long Duration Corporate Bond Fund
Year Ended September 30, 2024	$6.45	0.33	0.85	1.18	(0.33)	—	(0.33)
Year Ended September 30, 2023	$6.63	0.31	(0.18)	0.13	(0.31)	—	(0.31)
For the Period Ended September 30, 2022(b)	$9.16	0.19	(2.52)	(2.33)	(0.20)	—	(0.20)

(a)	Per share net investment income has been calculated using the average shares method.

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(b)	Period from commencement of operations.

(c)	Not annualized for periods less than one year.

(d)	Net Assets are below $1,000.

(e)	Annualized for periods less than one year.

(f)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)		Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$40.12	33.25%		$691		0.78%		2.43%		0.86%		4.90%
$32.58	1.01%		$918		0.80%		2.25%		0.87%		6.06%
$35.09	(18.31)%		$18		0.73%		1.06%		0.82%		12.58%
$46.33	30.67%		$16		0.62%		1.33%		0.73%		12.68%
$36.69	(9.30	)%(c)	$—	(d)	0.70	%(e)	1.47	%(e)	0.70	%(e)	19.58	%(c)

$48.75	29.00%		$6,365		0.93%		0.64%		1.06%		2.87%
$52.98	15.45%		$6,360		0.93%		0.66%		1.05%		0.77%
$58.38	(13.84)%		$3,792		0.90%		0.50%		1.00%		5.26%
$83.72	52.98%		$3,656		0.88%		0.36%		1.02%		6.15%
$64.09	(16.91	)%(c)	$2,882		0.87	%(e)	1.17	%(e)	1.09	%(e)	8.33	%(c)

$8.42	8.35%		$12,352		0.41%		4.78%		0.58%		67.85%
$8.15	4.09%		$13,222		0.36%		3.34%		0.48%		98.01%
$8.08	(4.70)%		$17,460		0.39%		1.27%		0.48%		76.98%
$8.68	0.44	%(c)	$29,565		0.40	%(e)	1.52	%(e)	0.49	%(e)	39.26	%(c)

$9.54	11.95%		$391,538		0.36%		4.12%		0.50%		63.02%
$8.88	0.88%		$263,634		0.35%		3.36%		0.51%		47.80%
$9.11	(14.72)%		$230,211		0.35%		2.08%		0.48%		47.98%
$11.05	0.79%		$348,271		0.35%		1.88%		0.52%		48.80%
$11.39	7.70%		$642,344		0.35%		2.52%		0.58%		59.59%

$7.30	18.71%		$42,074		0.36%		4.79%		0.60%		47.46%
$6.45	1.72%		$30,432		0.36%		4.46%		0.66%		26.27%
$6.63	(25.75	)%(c)	$22,553		0.36	%(e)	3.81	%(e)	0.57	%(e)	161.62	%(c)

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

1. Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” All Funds are referred to as the “Variable Net Asset Value Funds.”

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

The Funds are authorized to issue an unlimited amount of shares. As of September 30, 2024, the Funds discussed herein offered up to four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. Class A Shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund and Sterling Capital Small Cap Value Fund have a maximum sales charge of 5.75% as a percentage of original purchase price. There is no initial sales charge on purchases of the Sterling Capital Ultra Short Bond Fund’s shares. Class A Shares of Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds have a maximum sales charge of 2.00% as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of up to 1.00% of the purchase price if redeemed within two years after purchase for all Funds except the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Total Return Bond Fund and Sterling Capital Quality Income Fund. With respect to the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Total Return Bond Fund, and Sterling Capital Quality Income Fund, sales of Class A shares of $250,000 or more are not subject to a sales load but will be subject to a CDSC of up to 0.50% of the purchase price if redeemed within 18 months of purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares. Effective on the close of business on November 15, 2021, Class R Shares were converted into Class A Shares for the Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, and Sterling Capital Total Return Bond Fund.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

2. Fund Reorganizations:

On November 16, 2023, the Board of Trustees of the Trust (the “Board”) approved an Agreement and Plan of Reorganization which provided for the acquisition of all of the assets and the assumption of the liabilities of the Sterling Capital SMID Opportunities Fund in exchange for shares of the Sterling Capital Mid Value Fund. The purpose of the transaction was to enhance investment management efficiencies, offer greater market leverage and market presence, economies of scale, and greater opportunities for asset growth. The reorganization took place at close of business Friday, January 26, 2024. The acquisition was accomplished by a tax-free exchange of shares at close of business Friday, January 26, 2024. For financial reporting purposes, assets received and shares issued by the Sterling Capital Mid Value Fund were recorded at fair value; however, the cost basis of the investments received from the Sterling Capital SMID Opportunities Fund was carried forward to align ongoing reporting of the Sterling Capital Mid Value Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Acquired Fund	Class	Shares Redeemed	Acquiring Fund	Class	Shares Issued	Value	Conversion Ratio
Sterling Capital SMID Opportunities Fund	A	219,891	Sterling Capital Mid Value Fund	A	131,128	$1,940,673	0.5963
	C	18,261		C	12,995	$148,244	0.7116
	Institutional	91,327		Institutional	53,670	$822,351	0.5876

The net assets and net unrealized appreciation immediately before the acquisitions were as follows:

Acquired Fund	Shares Outstanding	Net Assets	Unrealized Appreciation
Sterling Capital SMID Opportunities Fund	329,479	$2,911,268	$304,144

Acquiring Fund	Shares Outstanding	Net Assets	Unrealized Appreciation
Sterling Capital Mid Value Fund	3,135,700	$47,272,145	$10,608,971

The shares outstanding, net assets and net unrealized appreciation immediately following the acquisition were as follows:

Acquiring Fund	Shares Outstanding	Net Assets	Unrealized Appreciation
Sterling Capital Mid Value Fund	3,333,492	$50,183,413	$10,913,115

Assuming the acquisition had been completed on October 1, 2023, the beginning of the reporting period for the Funds, the Sterling Capital SMID Opportunities Fund and the Sterling Capital Mid Value Fund pro-forma results of operations for the fiscal year ended September 30, 2024 are as follows:

Sterling Capital Mid Value Fund
Net investment income	$245,298

Net realized and unrealized gain on investments	$9,031,278

Net increase in net assets from operations	$9,280,281

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Sterling Capital SMID Opportunities Fund that have been included in the Sterling Capital Mid Value Fund’s statement of operations since January 29, 2024.Since the Sterling Capital SMID Opportunities Fund and the Sterling Capital Mid Value Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

3. Significant Accounting Policies:

The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services- Investment Companies. The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Variable Net Asset Value Funds in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued by Sterling Capital Management LLC ("Sterling Capital" or the "Advisor") in accordance with certain Board-approved fair valuation methodologies pursuant to Rule 2a-5 under the 1940 Act. The Fund’s Board has designated Sterling Capital as each Fund’s “Valuation Designee” pursuant to Rule 2a-5 to perform such fair value determinations. The Board oversees Sterling Capital in its role as the Valuation Designee and receives reports from Sterling Capital regarding its process and the valuation of each Fund’s investments to assist with such oversight.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the year ended September 30, 2024, there were no significant changes to the Funds' valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of September 30, 2024 is as follows:

	Level 1- Quoted Prices		Level 2- Other Significant Observable Inputs		Level 3- Significant Unobservable Inputs		Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$36,822,055	(a)	$—		$—		$36,822,055
Sterling Capital Mid Value Fund	48,452,984	(a)	—		0	(b)	48,452,984
Sterling Capital Behavioral Small Cap Value Equity Fund	109,091,907	(a)	—		—		109,091,907
Sterling Capital Special Opportunities Fund	433,085,120	(a)	—		—		433,085,120
Sterling Capital Equity Income Fund	1,891,891,797	(a)	—		—		1,891,891,797
Sterling Capital Behavioral International Equity Fund	132,877,032	(a)	—		—		132,877,032
Sterling Capital Mid Cap Relative Value Fund	40,512,971	(a)	—		—		40,512,971
Sterling Capital Real Estate Fund	75,601,851	(a)	—		—		75,601,851
Sterling Capital Small Cap Value Fund	197,630,168	(a)	—		—		197,630,168
Sterling Capital Ultra Short Bond Fund	258,007	(c)	27,673,629	(a)	—		27,931,636
Sterling Capital Short Duration Bond Fund	329,988	(c)	45,018,203	(a)	—		45,348,191
Sterling Capital Intermediate U.S. Government Fund	239,017	(c)	17,867,575	(a)	—		18,106,592
Sterling Capital Total Return Bond Fund	15,090,151	(c)	1,481,654,582	(a)	—		1,496,744,733
Sterling Capital Long Duration Corporate Bond Fund	834,180	(c)	41,700,216	(a)	—		42,534,396
Sterling Capital Quality Income Fund	2,612,069	(c)	85,080,977	(a)	—		87,693,046
Sterling Capital North Carolina Intermediate Tax-Free Fund	1,127,963	(c)	126,044,837	(a)	—		127,172,800
Sterling Capital South Carolina Intermediate Tax-Free Fund	1,178,925	(c)	28,002,804	(a)	—		29,181,729
Sterling Capital Virginia Intermediate Tax-Free Fund	277,641	(c)	45,734,447	(a)	—		46,012,088
Sterling Capital West Virginia Intermediate Tax-Free Fund	1,441,678	(c)	53,442,741	(a)	—		54,884,419

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

(a)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

(b)	Level 3 investments, if any, at the beginning and/or end of the year in relation to the net assets were not significant and accordingly, additional disclosures related to Level 3 assets for the year ending September 30, 2024 are not presented for the Fund.

(c)	Represents money market funds and/or certain preferred stocks.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds. Dividends from net investment income are declared and paid quarterly for Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, and Sterling Capital Equity Income Fund, if the annualized yield of the distribution exceeds an amount determined annually by the Board. Dividends from net investment income for Sterling Capital Behavioral International Equity Fund is declared and paid annually. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital. Distributions to shareholders are recorded on the ex-dividend date.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

Forward Foreign Currency Exchange Contracts — All Funds, except Sterling Capital Intermediate U.S. Government Fund and the Tax-Free Funds, may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the year.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them.

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer). Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may invest in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on when-issued securities until the underlying securities are "received".

Accounting Standards— The FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021- 01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the Fund’s financial statements.

4. Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. government securities and securities maturing less than one year from acquisition) for the fiscal year ended September 30, 2024 were as follows:

	Purchases	Sales
Sterling Capital Behavioral Large Cap Value Equity Fund	$33,410,919	$35,760,793
Sterling Capital Mid Value Fund	18,661,501	26,981,701
Sterling Capital Behavioral Small Cap Value Equity Fund	73,158,681	77,027,090
Sterling Capital Special Opportunities Fund	180,401,973	308,192,041
Sterling Capital Equity Income Fund	780,138,822	1,158,786,030
Sterling Capital Behavioral International Equity Fund	98,053,929	100,963,516
Sterling Capital Mid Cap Relative Value Fund	3,744,154	14,663,357
Sterling Capital Real Estate Fund	3,272,725	9,214,229
Sterling Capital Small Cap Value Fund	6,844,767	89,560,122
Sterling Capital Ultra Short Bond Fund	22,473,566	10,427,113
Sterling Capital Short Duration Bond Fund	38,785,947	84,911,197
Sterling Capital Intermediate U.S. Government Fund	438,962	563,286
Sterling Capital Total Return Bond Fund	537,101,616	337,399,967
Sterling Capital Long Duration Corporate Bond Fund	20,887,715	14,034,239
Sterling Capital Quality Income Fund	5,159,124	8,097,781
Sterling Capital North Carolina Intermediate Tax-Free Fund	25,422,888	29,718,504
Sterling Capital South Carolina Intermediate Tax-Free Fund	5,925,212	13,575,782
Sterling Capital Virginia Intermediate Tax-Free Fund	10,478,684	27,962,990
Sterling Capital West Virginia Intermediate Tax-Free Fund	16,885,570	43,528,757

Purchases and sales of U.S. government securities (excluding securities maturing less than one year from acquisition) for the fiscal year ended September 30, 2024 were as follows:

	Purchases	Sales
Sterling Capital Ultra Short Bond Fund	$735,104	$787,693
Sterling Capital Short Duration Bond Fund	5,007,189	9,551,277
Sterling Capital Intermediate U.S. Government Fund	3,446,811	1,398,494
Sterling Capital Total Return Bond Fund	768,734,758	537,259,399
Sterling Capital Long Duration Corporate Bond Fund	3,515,257	3,950,158
Sterling Capital Quality Income Fund	17,612,393	13,688,813

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

During the fiscal year ended September 30, 2024, the Sterling Capital Small Cap Value Fund effected an in-kind redemption of its shares. The redemption in-kind occurred on June 7, 2024 and totaled $48,602,211.

5. Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital’s waived investment advisory fees are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions is as follows for the fiscal year ended September 30, 2024:

	Prior to February 1, 2024			Effective February 1, 2024
		Fee Rate			Fee Rate
		after			after
	Contractual	Contractual		Contractual	Contractual
	Fee Rate	Waiver		Fee Rate	Waiver
Sterling Capital Behavioral Large Cap Value Equity Fund	0.45%	0.45	%(1)	0.45%	0.45%
Sterling Capital Mid Value Fund	0.60%	0.60	%(1)	0.60%	0.60%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.60%	0.60%		0.60%	0.60%
Sterling Capital Special Opportunities Fund	0.65%	0.65%		0.65%	0.65%
Sterling Capital Equity Income Fund	0.55%	0.55%		0.55%	0.55%
Sterling Capital Behavioral International Equity Fund	0.40%	0.40%		0.40%	0.40%
Sterling Capital Mid Cap Relative Value Fund	0.60%	0.60%		0.60%	0.60%
Sterling Capital Real Estate Fund	0.58%	0.58%		0.58%	0.58%
Sterling Capital Small Cap Value Fund	0.75%	0.75	%(1)	0.75%	0.75%
Sterling Capital Ultra Short Bond Fund	0.20%	0.20%		0.20%	0.05	%(2)
Sterling Capital Short Duration Bond Fund	0.20%	0.20%		0.20%	0.20%
Sterling Capital Intermediate U.S. Government Fund	0.32%	0.32%		0.32%	0.13	%(3)
Sterling Capital Total Return Bond Fund	0.25%	0.25%		0.25%	0.25%
Sterling Capital Long Duration Corporate Bond Fund	0.25%	0.25%		0.25%	0.25%
Sterling Capital Quality Income Fund	0.35%	0.31	%(4)	0.35%	0.30	%(5)
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.35%	0.35	%(1)	0.35%	0.35%
Sterling Capital Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%

(1)	For all or a portion of the year ended September 30, 2023, the Adviser voluntarily waived and/or reimbursed certain expenses of the Funds. Voluntary waivers and reimbursements of expenses may be discontinued at any time.

(2)	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.05% for the period from February 1, 2024 through January 31, 2025.

(3)	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.13% for the period from February 1, 2024 through January 31, 2025.

(4)	The Adviser contractually agreed to limit the advisory fees paid by the Fund from February 1, 2023 through January 31, 2024.

(5)	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.30% for the period from February 1, 2024 through January 31, 2025.

For the following Funds, Sterling Capital has contractually agreed to waive its investment advisory fees, pay Fund operating expenses, and/or reimburse fees or expenses, in order to limit expenses of the shares based on average daily net assets, excluding interest, taxes, acquired funds fees and extraordinary expenses. The expense limitations for the periods February 1, 2023 through January 31, 2024 and February 1, 2024 through January 31, 2025 are as follows:

	Effective February 1, 2024
	Class A	Class C	Institutional	Class R6
Sterling Capital Total Return Bond Fund	0.71%	1.46%	0.46%	0.46%
Sterling Capital Long Duration Corporate Bond Fund	0.71%	1.46%	0.46%	0.46%

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

	Prior to February 1, 2024
	Class A	Class C	Institutional	Class R6
Sterling Capital Ultra Short Bond Fund	0.52%	-%	0.27%	-%
Sterling Capital Short Duration Bond Fund	0.68%	1.43%	0.43%	0.43%
Sterling Capital Intermediate U.S. Government Fund	0.75%	1.50%	0.50%	-%
Sterling Capital Total Return Bond Fund	0.70%	1.45%	0.45%	0.45%
Sterling Capital Long Duration Corporate Bond Fund	0.70%	1.45%	0.45%	0.45%

For the following Funds, Sterling Capital has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/ or reimburse a Fund the following levels with respect to the Funds' Class R6 Shares, effective for the period February 1, 2024 through January 31, 2025:

Effective February 1, 2024
Sterling Capital Behavioral Large Cap Value Equity Fund	0.08%
Sterling Capital Mid Value Fund	0.09%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.07%
Sterling Capital Special Opportunities Fund	0.10%
Sterling Capital Equity Income Fund	0.11%
Sterling Capital Behavioral International Equity Fund	0.06%
Sterling Capital Real Estate Fund	0.09%
Sterling Capital Small Cap Value Fund	0.13%
Sterling Capital Short Duration Bond Fund	0.10%
Sterling Capital Total Return Bond Fund	0.10%
Sterling Capital Long Duration Corporate Bond Fund	0.10%

For the following Funds, Sterling Capital contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse a Fund the following levels with respect to the Funds' Class R6 Shares, effective for the period February 1, 2023 through January 31, 2024:

Prior to February 1, 2024
Sterling Capital Behavioral Large Cap Value Equity Fund	0.07%
Sterling Capital Mid Value Fund	0.08%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.06%
Sterling Capital Special Opportunities Fund	0.09%
Sterling Capital Equity Income Fund	0.10%
Sterling Capital Behavioral International Equity Fund	0.05%
Sterling Capital Real Estate Fund	0.07%
Sterling Capital Small Cap Value Fund	0.10%
Sterling Capital Short Duration Bond Fund	0.09%
Sterling Capital Total Return Bond Fund	0.10%
Sterling Capital Long Duration Corporate Bond Fund	0.09%

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. For the period October 1, 2023 through August 24, 2024, the Funds paid their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds, at a rate of 0.1075% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. For the period August 24, 2024 through September 30, 2024, the Funds paid their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds, at a rate of 0.091% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” For the period September 30, 2023 through August 23, 2024, pursuant to a sub-administration agreement with Sterling Capital, Bank of New York Mellon served as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, Bank of New York Mellon is entitled to a fee payable by Sterling Capital. For the period October 1, 2023 through August 23, 2024, Bank of New York Mellon also served as the Funds’ fund accountant and received compensation by the Funds for these services. For the period beginning August 24, 2024, pursuant to a sub-administration agreement with Sterling Capital, Ultimus Fund Solutions (“the Sub-Administrator”), served as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, Ultimus Fund Solutions is entitled to a fee payable by Sterling Capital. Ultimus Fund Solutions also served as the Funds’ fund accountant and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees.”

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

For the period October 1, 2023 through August 23, 2024, BNY Mellon Investment Servicing (US) Inc. served as the Funds’ transfer agent and received compensation by the Funds for these services. For the period beginning August 24, 2024, Ultimus Fund Solutions, LLC served as the Funds’ transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Transfer agent fees".

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation received by the CCO. Expenses incurred are reflected on the Statements of Operations as “Compliance Service Fees.”

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, LLC (the “Distributor”) serves as distributor to the Funds pursuant to an underwriting agreement. The Plan provides for payments to the Distributor of up to 0.25% and 1.00% of the average daily net assets of the Class A Shares and Class C Shares, respectively. In addition, the Distributor is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the fiscal year ended September 30, 2024, the Distributor received $277,555 from commissions earned on sales of shares of the Variable Net Asset Value Funds. The Distributor does not retain commissions for profit. These commissions and fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

The Advisor and/or its affiliates may pay out of their own assets (and not as an additional charge to a fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund shares. These payments, sometimes referred to as “revenue sharing” payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds. The amount of these payments is determined at the discretion of the Advisor and/or its affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of a Fund or of a particular share class of a Fund. Commissions and finder’s fees financed by the Advisor and paid by the Distributor to affiliated broker-dealers during the fiscal year ended September 30, 2024 were $134,441.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $100,000 plus $7,500 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $1,500 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board receives additional compensation at the annual rate of $24,000, the Audit Committee Chairman receives additional compensation at the annual rate of $18,000, and the Chairman of the Nominations Committee receives additional compensation at the annual rate of $7,500. The fees are allocated across the Trust based upon relative net assets.

6. Capital Transactions:

Transactions in Class A, Class C, Institutional and Class R6 Shares were:

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

	For the Year Ended		For the Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares
Issued	$15,421	424,065	$32,971	733,762
Reinvested	17,870	499,769	20,188	462,091
Redeemed	(121,903)	(3,202,335)	(108,548)	(2,527,759)
Total	(88,612)	(2,278,501)	(55,389)	(1,331,906)
Sterling Capital Behavioral Large Cap Value Equity Fund
Class C Shares
Issued	142	3,600	163	3,600
Reinvested	126	3,400	136	2,993
Redeemed	(260)	(6,706)	(455)	(10,138)
Total	8	294	(156)	(3,545)
Sterling Capital Behavioral Large Cap Value Equity Fund
Class R6 Shares
Issued	—	–	18,624	424,649
Reinvested	150	4,152	313	7,233
Redeemed	(13,489)	(372,774)	(4,844)	(115,111)
Total	(13,339)	(368,622)	14,093	316,771
Sterling Capital Behavioral Large Cap Value Equity Fund
Institutional Class Shares
Issued	27,065	748,006	7,059	163,309
Reinvested	926	26,148	934	21,558
Redeemed	(16,893)	(440,576)	(24,806)	(567,740)
Total	11,098	333,578	(16,813)	(382,873)

	For the Year Ended		For the Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital Mid Value Fund
Class A Shares
Issued	$164,058	2,770,160	$72,651	1,034,837
Reinvested	84,142	1,227,629	201,671	2,891,666
Redeemed	(213,639)	(3,246,717)	(166,854)	(2,474,158)
Total	34,561	751,072	107,468	1,452,345
Sterling Capital Mid Value Fund
Class C Shares
Issued	15,763	6,961	6,130	68,584
Reinvested	3,007	33,683	8,974	101,407
Redeemed	(23,866)	(275,223)	(19,541)	(226,977)
Total	(5,096)	(234,579)	(4,437)	(56,986)
Sterling Capital Mid Value Fund
Class R6 Shares
Issued	5,721	94,941	20,796	352,676
Reinvested	1,447	21,986	3,942	58,604
Redeemed	—	–	(8,553)	(127,455)
Total	7,168	116,927	16,185	283,825
Sterling Capital Mid Value Fund
Institutional Class Shares
Issued	112,113	1,261,230	107,820	1,639,360
Reinvested	129,286	1,957,960	315,482	4,680,585
Redeemed	(401,571)	(6,205,524)	(491,134)	(7,628,157)
Total	(160,172)	(2,986,334)	(67,832)	(1,308,212)

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

	For the Year Ended		For the Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares
Issued	$12,858	252,829	$14,873	250,506
Reinvested	5,467	110,500	3,580	60,271
Redeemed	(46,824)	(912,593)	(56,495)	(954,837)
Total	(28,499)	(549,264)	(38,042)	(644,060)
Sterling Capital Behavioral Small Cap Value Equity Fund
Class C Shares
Issued	1,006	18,481	—	–
Reinvested	41	788	5	88
Redeemed	(253)	(4,520)	(283)	(4,531)
Total	794	14,749	(278)	(4,443)
Sterling Capital Behavioral Small Cap Value Equity Fund
Class R6 Shares
Issued	—	–	5,943,445	97,000,000
Reinvested	82,894	1,699,465	97,722	1,655,217
Redeemed	(225,734)	(3,972,912)	(2,783,252)	(47,294,125)
Total	(142,840)	(2,273,447)	3,257,915	51,361,092
Sterling Capital Behavioral Small Cap Value Equity Fund
Institutional Class Shares
Issued	7,449	139,644	270,026	4,511,127
Reinvested	5,592	114,208	7,506	127,032
Redeemed	(61,184)	(1,194,490)	(579,029)	(9,947,584)
Total	(48,143)	(940,638)	(301,497)	(5,309,425)

	For the Year Ended		For the Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital Special Opportunities Fund
Class A Shares
Issued	$470,234	11,973,464	$353,053	8,941,236
Reinvested	1,923,756	45,843,115	861,988	20,592,897
Redeemed	(2,068,763)	(52,692,206)	(2,055,258)	(51,968,950)
Total	325,227	5,124,373	(840,217)	(22,434,817)
Sterling Capital Special Opportunities Fund
Class C Shares
Issued	76,734	1,343,322	37,771	696,384
Reinvested	324,379	5,206,279	168,823	2,961,163
Redeemed	(677,092)	(11,663,345)	(652,168)	(12,051,902)
Total	(275,979)	(5,113,744)	(445,574)	(8,394,355)
Sterling Capital Special Opportunities Fund
Class R6 Shares
Issued	211,837	5,834,420	573,350	15,460,935
Reinvested	57,296	1,502,885	31,490	813,070
Redeemed	(482,628)	(13,522,546)	(440,049)	(11,996,873)
Total	(213,495)	(6,185,241)	164,791	4,277,132
Sterling Capital Special Opportunities Fund
Institutional Class Shares
Issued	272,505	7,577,946	534,469	14,709,581
Reinvested	504,040	13,231,044	333,115	8,614,366
Redeemed	(2,655,787)	(76,729,659)	(2,612,726)	(71,532,067)
Total	(1,879,242)	(55,920,669)	(1,745,142)	(48,208,120)

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

	For the Year Ended		For the Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital Equity Income Fund
Class A Shares
Issued	$745,158	19,829,713	$984,966	25,427,867
Reinvested	1,413,518	36,614,050	1,203,098	31,261,542
Redeemed	(2,428,255)	(64,825,268)	(2,577,021)	(66,440,114)
Total	(269,579)	(8,381,505)	(388,957)	(9,750,705)
Sterling Capital Equity Income Fund
Class C Shares
Issued	389,837	10,334,003	369,914	9,458,771
Reinvested	224,467	5,718,914	186,653	4,803,829
Redeemed	(625,901)	(16,466,056)	(662,296)	(16,869,133)
Total	(11,597)	(413,139)	(105,729)	(2,606,533)
Sterling Capital Equity Income Fund
Class R6 Shares
Issued	1,391,307	37,355,864	2,137,177	56,196,619
Reinvested	155,924	4,064,202	147,103	3,836,686
Redeemed	(1,496,540)	(40,126,615)	(1,142,384)	(29,650,021)
Total	50,691	1,293,451	1,141,896	30,383,284
Sterling Capital Equity Income Fund
Institutional Class Shares
Issued	6,098,512	163,562,254	8,533,860	220,305,302
Reinvested	3,798,065	98,915,203	3,768,314	98,245,042
Redeemed	(17,738,953)	(473,293,726)	(21,471,513)	(557,919,043)
Total	(7,842,376)	(210,816,269)	(9,169,339)	(239,368,699)

	For the Year Ended		For the Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital Behavioral International Equity Fund
Class A Shares
Issued	$4,751	49,774	$5,754	49,383
Reinvested	1,728	16,412	1,170	9,712
Redeemed	(9,455)	(93,466)	(9,896)	(88,366)
Total	(2,976)	(27,280)	(2,972)	(29,271)
Sterling Capital Behavioral International Equity Fund
Class C Shares
Reinvested	101	967	26	215
Redeemed	0	(2)	(3,283)	(27,340)
Total	101	965	(3,257)	(27,125)
Sterling Capital Behavioral International Equity Fund
Class R6 Shares
Reinvested	633,110	6,014,544	441,954	3,663,801
Redeemed	(773,695)	(8,030,948)	(1,578,946)	(15,110,526)
Total	(140,585)	(2,016,404)	(1,136,992)	(11,446,725)
Sterling Capital Behavioral International Equity Fund
Institutional Class Shares
Issued	5,317	50,000	4,057	35,841
Reinvested	3,964	37,616	2,167	17,962
Redeemed	(821)	(8,570)	(885)	(6,673)
Total	8,460	79,046	5,339	47,130

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

	For the Year Ended		For the Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital Mid Cap Relative Value Fund
Class A Shares
Issued	$200	12,603	$1,105	70,897
Reinvested	687	40,550	979	59,122
Redeemed	(4,491)	(274,029)	(626)	(38,144)
Total	(3,604)	(220,876)	1,458	91,875
Sterling Capital Mid Cap Relative Value Fund
Class C Shares
Issued	—	—	—	—
Reinvested	7	399	9	513
Redeemed	(20)	(1,253)	(2)	(139)
Total	(13)	(854)	7	374
Sterling Capital Mid Cap Relative Value Fund
Institutional Class Shares
Issued	809	51,412	36,764	2,346,775
Reinvested	81,925	4,882,970	112,501	6,851,053
Redeemed	(189,450)	(11,924,348)	(165,476)	(10,809,780)
Total	(106,716)	(6,989,966)	(16,211)	(1,611,952)

	For the Year Ended		For the Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital Real Estate Fund
Class A Shares
Issued	$851	31,089	$106	3,607
Reinvested	1,101	38,781	1,474	51,152
Redeemed	(3,091)	(99,720)	(4,012)	(143,637)
Total	(1,139)	(29,850)	(2,432)	(88,878)
Sterling Capital Real Estate Fund
Class C Shares
Issued	—	—	—	—
Reinvested	229	7,917	277	9,525
Redeemed	(1,358)	(47,258)	(398)	(13,902)
Total	(1,129)	(39,341)	(121)	(4,377)
Sterling Capital Real Estate Fund
Class R6 Shares
Issued	6,164	214,458	137	6,214
Reinvested	38	1,366	30	1,363
Redeemed	(17,161)	(609,927)	(7)	(335)
Total	(10,959)	(394,103)	160	7,242
Sterling Capital Real Estate Fund
Institutional Class Shares
Issued	119,401	4,186,096	129,299	5,914,197
Reinvested	135,474	4,791,707	147,479	6,869,233
Redeemed	(326,345)	(11,407,444)	(243,219)	(10,740,629)
Total	(71,470)	(2,429,641)	33,559	2,042,801

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

	For the Year Ended		For the Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital Small Cap Value Fund
Class A Shares
Issued	$19,961	891,085	$8,883	489,174
Reinvested	20,057	808,577	10,750	545,786
Redeemed	(22,189)	(984,329)	(11,449)	(621,971)
Total	17,829	715,333	8,184	412,989
Sterling Capital Small Cap Value Fund
Class C Shares
Issued	5,996	224,700	2,787	139,061
Reinvested	3,800	135,236	1,748	81,839
Redeemed	(6,050)	(239,963)	(872)	(40,199)
Total	3,746	119,973	3,663	180,701
Sterling Capital Small Cap Value Fund
Class R6 Shares
Issued	21,565	943,491	55,662	3,411,842
Reinvested	25,036	1,032,698	18,696	964,477
Redeemed	(36,074)	(1,749,432)	(19,265)	(1,044,595)
Total	10,527	226,757	55,093	3,331,724
Sterling Capital Small Cap Value Fund
Institutional Class Shares
Issued	544,768	25,674,510	330,448	18,021,758
Reinvested	1,828,329	75,021,566	1,365,585	70,212,133
Redeemed	(3,465,641)	(155,345,024)	(2,751,679)	(150,715,997)
Total	(1,092,544)	(54,648,948)	(1,055,646)	(62,482,106)

	For the Year Ended		For the Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital Ultra Short Bond Fund
Class A Shares
Issued	$949,777	9,267,109	$1,013,004	9,755,362
Reinvested	22,567	220,025	20,764	200,059
Redeemed	(1,046,050)	(10,205,198)	(1,181,554)	(11,387,919)
Total	(73,706)	(718,064)	(147,786)	(1,432,498)
Sterling Capital Ultra Short Bond Fund
Institutional Class Shares
Issued	290,199	2,822,671	818,258	7,864,700
Reinvested	105,280	1,026,733	85,981	829,040
Redeemed	(483,843)	(4,716,854)	(596,108)	(5,744,021)
Total	(88,364)	(867,450)	308,131	2,949,719

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

	For the Year Ended		For the Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital Short Duration Bond Fund
Class A Shares
Issued	$47,555	393,338	$67,266	546,358
Reinvested	14,112	116,931	10,414	84,865
Redeemed	(93,814)	(774,096)	(134,723)	(1,097,421)
Total	(32,147)	(263,827)	(57,043)	(466,198)
Sterling Capital Short Duration Bond Fund
Class C Shares
Reinvested	438	3,619	822	6,701
Redeemed	(29,305)	(240,816)	(17,062)	(138,656)
Total	(28,867)	(237,197)	(16,240)	(131,955)
Sterling Capital Short Duration Bond Fund
Class R6 Shares
Issued	164,782	1,352,916	241,027	1,957,519
Reinvested	4,130	34,212	3,306	26,953
Redeemed	(326,021)	(2,692,226)	(781,086)	(6,360,338)
Total	(157,109)	(1,305,098)	(536,753)	(4,375,866)
Sterling Capital Short Duration Bond Fund
Institutional Class Shares
Issued	904,663	7,480,301	6,299,295	50,998,857
Reinvested	213,217	1,762,465	363,359	2,961,393
Redeemed	(8,249,355)	(68,002,031)	(6,214,972)	(50,629,861)
Total	(7,131,475)	(58,759,265)	447,682	3,330,389

	For the Year Ended		For the Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital Intermediate U.S. Government Fund
Class A Shares
Issued	$27,266	235,981	$3,927	33,721
Reinvested	8,567	73,476	7,160	61,234
Redeemed	(58,654)	(503,199)	(43,903)	(376,040)
Total	(22,821)	(193,742)	(32,816)	(281,085)
Sterling Capital Intermediate U.S. Government Fund
Class C Shares
Issued	513	4,443	10,001	86,513
Reinvested	284	2,433	266	2,275
Redeemed	(5,551)	(47,080)	(7,131)	(61,821)
Total	(4,754)	(40,204)	3,136	26,967
Sterling Capital Intermediate U.S. Government Fund
Institutional Class Shares
Issued	218,735	1,903,995	10,714	91,264
Reinvested	58,369	501,026	43,893	375,457
Redeemed	(173,988)	(1,529,425)	(12,519)	(107,421)
Total	103,116	875,596	42,088	359,300

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

	For the Year Ended		For the Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital Total Return Bond Fund
Class A Shares
Issued	$1,406,165	12,904,126	$878,957	8,107,142
Reinvested	197,895	1,822,054	154,919	1,425,366
Redeemed	(1,222,184)	(11,165,579)	(1,001,035)	(9,209,698)
Total	381,876	3,560,601	32,841	322,810
Sterling Capital Total Return Bond Fund
Class C Shares
Issued	103,040	942,640	25,171	230,638
Reinvested	9,003	82,932	7,292	67,188
Redeemed	(152,457)	(1,397,760)	(87,824)	(809,081)
Total	(40,414)	(372,188)	(55,361)	(511,255)
Sterling Capital Total Return Bond Fund
Class R6 Shares
Issued	20,352,157	185,002,179	16,189,324	148,974,434
Reinvested	1,482,912	13,668,046	783,248	7,205,165
Redeemed	(10,516,188)	(97,198,661)	(12,545,363)	(115,861,889)
Total	11,318,881	101,471,564	4,427,209	40,317,710
Sterling Capital Total Return Bond Fund
Institutional Class Shares
Issued	63,282,271	571,300,698	22,299,483	204,623,107
Reinvested	3,269,118	30,127,041	1,818,563	16,745,047
Redeemed	(33,146,414)	(303,941,509)	(31,653,420)	(290,907,707)
Total	33,404,975	297,486,230	(7,535,374)	(69,539,553)

	For the Year Ended		For the Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital Long Duration Corporate Bond Fund
Class A Shares
Issued	$6,514	47,688	$2,295	16,309
Reinvested	2,055	14,220	2,324	16,105
Redeemed	(692)	(4,548)	(22,668)	(156,941)
Total	7,877	57,360	(18,049)	(124,527)
Sterling Capital Long Duration Corporate Bond Fund
Class C Shares
Reinvested	13	92	13	88
Redeemed	(280)	(2,001)	(12)	(83)
Total	(267)	(1,909)	1	5
Sterling Capital Long Duration Corporate Bond Fund
Class R6 Shares
Issued	2,127,781	14,681,187	1,205,511	8,413,006
Reinvested	266,961	1,845,856	177,658	1,227,995
Redeemed	(1,346,231)	(9,415,704)	(68,995)	(497,450)
Total	1,048,511	7,111,339	1,314,174	9,143,551
Sterling Capital Long Duration Corporate Bond Fund
Institutional Class Shares
Issued	11,356	70,000	149,095	1,096,226
Reinvested	3,521	24,317	2,332	16,181
Redeemed	(16,426)	(116,976)	(98,415)	(686,794)
Total	(1,549)	(22,659)	53,012	425,613

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

	For the Year Ended		For the Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital Quality Income Fund
Class A Shares
Issued	$298	2,711	$13	118
Reinvested	107	947	100	880
Redeemed	(677)	(6,030)	(51)	(467)
Total	(272)	(2,372)	62	531
Sterling Capital Quality Income Fund
Class C Shares
Reinvested	8	69	6	57
Redeemed	(285)	(2,593)	(12)	(107)
Total	(277)	(2,524)	(6)	(50)
Sterling Capital Quality Income Fund
Institutional Class Shares
Issued	1,364,755	12,067,289	1,883,270	16,671,733
Reinvested	170,938	1,514,853	143,396	1,266,409
Redeemed	(2,247,173)	(19,913,684)	(656,768)	(5,827,260)
Total	(711,480)	(6,331,542)	1,369,898	12,110,882

	For the Year Ended		For the Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares
Issued	$47,468	481,791	$232,766	2,364,985
Reinvested	40,198	406,019	38,094	383,788
Redeemed	(321,363)	(3,238,027)	(489,022)	(4,993,925)
Total	(233,697)	(2,350,217)	(218,162)	(2,245,152)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class C Shares
Issued	937	9,160	6,226	63,000
Reinvested	1,397	14,093	1,342	13,514
Redeemed	(26,951)	(272,546)	(24,557)	(248,991)
Total	(24,617)	(249,293)	(16,989)	(172,477)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Institutional Class Shares
Issued	3,187,460	32,157,337	3,606,451	36,449,589
Reinvested	149,106	1,505,563	145,502	1,465,451
Redeemed	(4,251,724)	(42,629,788)	(5,257,377)	(52,892,072)
Total	(915,158)	(8,966,888)	(1,505,424)	(14,977,032)

	For the Year Ended		For the Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares
Issued	$19,675	206,889	$42,487	441,326
Reinvested	12,305	129,240	11,378	119,001
Redeemed	(111,499)	(1,169,670)	(115,609)	(1,211,789)
Total	(79,519)	(833,541)	(61,744)	(651,462)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class C Shares
Issued	2,237	23,440	—	–
Reinvested	361	3,786	288	3,009
Redeemed	(19,542)	(204,232)	(7,130)	(75,053)
Total	(16,944)	(177,006)	(6,842)	(72,044)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Institutional Class Shares
Issued	351,516	3,682,117	893,718	9,330,273
Reinvested	38,404	400,436	31,624	328,340
Redeemed	(1,010,017)	(10,438,682)	(1,448,154)	(15,014,893)
Total	(620,097)	(6,356,129)	(522,812)	(5,356,280)

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

	For the Year Ended September 30, 2024		For the Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares
Issued	$9,197	102,797	$11,270	125,094
Reinvested	17,364	192,056	16,896	186,447
Redeemed	(203,878)	(2,249,417)	(288,559)	(3,170,891)
Total	(177,317)	(1,954,564)	(260,393)	(2,859,350)
Sterling Capital Virginia Intermediate Tax-Free Fund
Class C Shares
Issued	0	–	494	5,480
Reinvested	7	83	13	138
Redeemed	—	–	(1,509)	(16,775)
Total	7	83	(1,002)	(11,157)
Sterling Capital Virginia Intermediate Tax-Free Fund
Institutional Class Shares
Issued	313,074	3,478,545	939,916	10,401,968
Reinvested	10,959	121,226	9,499	104,824
Redeemed	(1,913,663)	(20,977,050)	(2,397,176)	(26,375,457)
Total	(1,589,630)	(17,377,279)	(1,447,761)	(15,868,665)

	For the Year Ended September 30, 2024		For the Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares
Issued	$1,016,507	9,554,498	$1,022,283	9,682,418
Reinvested	44,543	420,513	33,870	317,681
Redeemed	(1,211,559)	(11,414,326)	(1,354,284)	(12,726,839)
Total	(150,509)	(1,439,315)	(298,131)	(2,726,740)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class C Shares
Reinvested	3	35	15	140
Redeemed	—	–	(2,290)	(21,706)
Total	3	35	(2,275)	(21,566)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Institutional Class Shares
Issued	565,024	5,264,564	629,358	5,951,282
Reinvested	20,650	194,962	22,627	212,819
Redeemed	(3,363,585)	(31,810,643)	(1,057,078)	(9,922,418)
Total	(2,777,911)	(26,351,117)	(405,093)	(3,758,317)

7. Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

8. Focused Investment Risk:

Focused Investment Risk relates to investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated that are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

9. Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Trust, pursuant to an umbrella credit agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Trust to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate uncommitted amount of $100,000,000 has been made available for use by all Funds of the Trust for shareholder liquidations only. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement will expire on March 25, 2025. During the fiscal year ended September 30, 2024, each of the following Funds utilized its line of credit:

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

	Average Interest Rate	Average Loan Balance*	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed
Sterling Capital Behavioral International Equity Fund	6.50%	$6,817,000	1	$1,231	$6,817,000
Sterling Capital Small Cap Value Fund	6.25%	2,506,667	6	2,673	9,621,000
Sterling Capital Total Return Bond Fund	6.50%	1,394,000	1	252	1,394,000
Sterling Capital North Carolina Intermediate Tax-Free Fund	6.50%	71,200	5	64	102,000
Sterling Capital South Carolina Intermediate Tax-Free Fund	6.50%	44,000	1	8	44,000
Sterling Capital West Virginia Intermediate Tax-Free Fund	6.50%	3,692,143	7	4,666	8,567,000

*	Average loan balance was calculated by taking the sum of the loans outstanding for each day divided by the number of days the loans were outstanding.

10. Fund Ownership:

As of September 30, 2024, certain third-parties and their affiliates possessed, on behalf of their underlying accounts, voting or investment power with respect to the following Funds in the following amounts: 88% of the Behavioral Small Cap Value Equity Fund, 99% of the Behavioral International Equity Fund, 44% of the Ultra Short Bond Fund and 81% of the Intermediate U.S. Government Fund. As a result, such entities may be deemed to be a “controlling person” of each of the above mentioned Funds under the 1940 Act.

11. Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the year, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses are permitted to be carried forward without expiration. Such capital losses will retain their character as either short-term or long-term capital losses.

At September 30, 2024, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Code and the Treasury regulations:

	Amount With No Expiration
	Short-term Losses	Long-term Losses
Sterling Capital Behavioral Large Cap Value Equity Fund	$11,748,272	$—
Sterling Capital Mid Value Fund	—	—

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

	Amount With No Expiration
	Short-term Losses	Long-term Losses
Sterling Capital Behavioral Small Cap Value Equity Fund	$—	$—
Sterling Capital Special Opportunities Fund	—	—
Sterling Capital Equity Income Fund	—	—
Sterling Capital Behavioral International Equity Fund	2,101,239	—
Sterling Capital Mid Cap Relative Value Fund	—	—
Sterling Capital Real Estate Fund	—	—
Sterling Capital Small Cap Value Fund	—	—
Sterling Capital Ultra Short Bond Fund	76,951	1,213,579
Sterling Capital Short Duration Bond Fund	1,852,096	11,169,529
Sterling Capital Intermediate U.S. Government Fund	362,750	1,195,484
Sterling Capital Total Return Bond Fund	18,301,774	95,856,814
Sterling Capital Long Duration Corporate Bond Fund	1,226,623	3,101,830
Sterling Capital Quality Income Fund	1,846,436	2,457,666
Sterling Capital North Carolina Intermediate Tax-Free Fund	3,139,298	3,356,017
Sterling Capital South Carolina Intermediate Tax-Free Fund	214,651	1,435,616
Sterling Capital Virginia Intermediate Tax-Free Fund	856,260	1,763,281
Sterling Capital West Virginia Intermediate Tax-Free Fund	259,848	2,731,114

Capital loss carryforwards utilized in the current year were as follows:

Utilized Capital Loss Carryforwards
Sterling Capital Behavioral Large Cap Value Equity Fund	$4,480,299
Sterling Capital Mid Value Fund	—
Sterling Capital Behavioral Small Cap Value Equity Fund	20,176
Sterling Capital Special Opportunities Fund	—
Sterling Capital Equity Income Fund	—
Sterling Capital Behavioral International Equity Fund	10,241,428
Sterling Capital Mid Cap Relative Value Fund	—
Sterling Capital Real Estate Fund	—
Sterling Capital Small Cap Value Fund	—
Sterling Capital Ultra Short Bond Fund	119,381
Sterling Capital Short Duration Bond Fund	—
Sterling Capital Intermediate U.S. Government Fund	—
Sterling Capital Total Return Bond Fund	—
Sterling Capital Long Duration Corporate Bond Fund	—
Sterling Capital Quality Income Fund	—
Sterling Capital North Carolina Intermediate Tax-Free Fund	—
Sterling Capital South Carolina Intermediate Tax-Free Fund	—
Sterling Capital Virginia Intermediate Tax-Free Fund	—
Sterling Capital West Virginia Intermediate Tax-Free Fund	—

The character of income and gains distributed is determined in accordance with the Code and the Treasury regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., redemptions in-kind, net operating losses and equalization utilized), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no impact on net assets or net asset values per share.

	Increase/ (Decrease) Paid-in-Capital	Increase/ (Decrease) Distributable Earnings
Sterling Capital Mid Value Fund	$501,619	$(501,619)
Sterling Capital Behavioral Small Cap Value Fund	136,432	(136,432)
Sterling Capital Special Opportunities Fund	14,455,433	(14,455,433)
Sterling Capital Equity Income Fund	42,838,827	(42,838,827)
Sterling Capital Mid Cap Relative Value Fund	570,826	(570,826)
Sterling Capital Real Estate Fund	494,874	(494,874)
Sterling Capital Small Cap Value Fund	55,261,442	(55,261,442)
Sterling Capital Ultra Short Bond Fund	(1)	1
Sterling Capital Short Duration Bond Fund	1	(1)
Sterling Capital Intermediate U.S. Government Fund	(129)	129

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

	Increase/ (Decrease) Paid-in-Capital	Increase/ (Decrease) Distributable Earnings
Sterling Capital Total Return Bond Fund	$(2)	$2

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2024 was as follows:

	Distributions paid from
	Ordinary income	Net Long- Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Total distributions paid*
Sterling Capital Behavioral Large Cap Value Equity Fund	$575,370	$—	$575,370	$—	$575,370
Sterling Capital Mid Value Fund	710,032	2,705,963	3,415,995	—	3,415,995
Sterling Capital Behavioral Small Cap Value Equity Fund	1,932,831	—	1,932,831	—	1,932,831
Sterling Capital Special Opportunities Fund	—	74,941,805	74,941,805	—	74,941,805
Sterling Capital Equity Income Fund	31,980,988	148,289,810	180,270,798	—	180,270,798
Sterling Capital Behavioral International Equity Fund	6,071,281	—	6,071,281	—	6,071,281
Sterling Capital Mid Cap Relative Value Fund	397,363	4,747,295	5,144,658	—	5,144,658
Sterling Capital Real Estate Fund	1,326,500	4,009,190	5,335,690	—	5,335,690
Sterling Capital Small Cap Value Fund	1,414,792	78,692,724	80,107,516	—	80,107,516
Sterling Capital Ultra Short Bond Fund	1,429,031	—	1,429,031	—	1,429,031
Sterling Capital Short Duration Bond Fund	2,917,911	—	2,917,911	—	2,917,911
Sterling Capital Intermediate U.S. Government Fund	590,430	—	590,430	—	590,430
Sterling Capital Total Return Bond Fund	57,055,580	—	57,055,580	—	57,055,580
Sterling Capital Long Duration Corporate Bond Fund	1,885,726	—	1,885,726	—	1,885,726
Sterling Capital Quality Income Fund	3,067,259	—	3,067,259	—	3,067,259
Sterling Capital North Carolina Intermediate Tax-Free Fund	102,548	—	102,548	3,092,595	3,195,143
Sterling Capital South Carolina Intermediate Tax-Free Fund	34,441	—	34,441	782,081	816,522
Sterling Capital Virginia Intermediate Tax-Free Fund	39,572	—	39,572	1,194,827	1,234,299
Sterling Capital West Virginia Intermediate Tax-Free Fund	52,473	—	52,473	1,865,093	1,917,566

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2023 was as follows:

	Distributions paid from
	Ordinary income	Net Long- Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Total distributions paid*
Sterling Capital Behavioral Large Cap Value Equity Fund	$540,559	$—	$540,559	$—	$540,559
Sterling Capital Mid Value Fund	189,120	7,939,154	8,128,274	—	8,128,274
Sterling Capital Behavioral Small Cap Value Equity Fund	1,849,184	—	1,849,184	—	1,849,184
Sterling Capital Special Opportunities Fund	—	38,439,138	38,439,138	—	38,439,138
Sterling Capital Equity Income Fund	55,370,491	118,112,434	173,482,925	—	173,482,925
Sterling Capital Behavioral International Equity Fund	3,693,298	—	3,693,298	—	3,693,298
Sterling Capital Mid Cap Relative Value Fund	407,967	6,835,266	7,243,233	—	7,243,233
Sterling Capital Real Estate Fund	1,406,715	4,797,257	6,203,972	—	6,203,972
Sterling Capital Small Cap Value Fund	1,558,523	76,717,312	78,275,835	—	78,275,835
Sterling Capital Ultra Short Bond Fund	1,146,187	—	1,146,187	—	1,146,187
Sterling Capital Short Duration Bond Fund	3,892,164	—	3,892,164	—	3,892,164
Sterling Capital Intermediate U.S. Government Fund	447,781	—	447,781	—	447,781
Sterling Capital Total Return Bond Fund	34,534,996	—	34,534,996	—	34,534,996
Sterling Capital Long Duration Corporate Bond Fund	1,262,126	—	1,262,126	—	1,262,126
Sterling Capital Quality Income Fund	2,462,726	—	2,462,726	—	2,462,726
Sterling Capital North Carolina Intermediate Tax-Free Fund	126,020	—	126,020	3,039,971	3,165,991
Sterling Capital South Carolina Intermediate Tax-Free Fund	61,348	—	61,348	736,105	797,453
Sterling Capital Virginia Intermediate Tax-Free Fund	101,434	—	101,434	1,344,024	1,445,458
Sterling Capital West Virginia Intermediate Tax-Free Fund	66,372	—	66,372	1,919,955	1,986,327

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes. The Funds may also utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends.

As of September 30, 2024, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

	Undistributed Ordinary Income/ Tax Exempt Income	Undistributed Long-Term Capital Gains	Distributable Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Distributable Earnings (Accumulated Deficit)
Sterling Capital Behavioral Large Cap Value Equity Fund	$2,340	$—	$2,340	$—	$(11,748,272)	$6,895,892	$(4,850,040)
Sterling Capital Mid Value Fund	397,210	3,750,920	4,148,130	—	—	11,954,957	16,103,087
Sterling Capital Behavioral Small Cap Value Equity Fund	1,979,157	6,829,404	8,808,561	—	—	22,304,756	31,113,317
Sterling Capital Special Opportunities Fund	—	65,977,970	65,977,970	—	(1,149,906)	179,906,605	244,734,669
Sterling Capital Equity Income Fund	17,209,218	270,257,219	287,466,437	—	—	615,573,253	903,039,690
Sterling Capital Behavioral International Equity Fund	4,400,097	—	4,400,097	—	(2,101,239)	20,305,859	22,604,717
Sterling Capital Mid Cap Relative Value Fund	213,849	4,267,385	4,481,234	—	—	22,821,997	27,303,231
Sterling Capital Real Estate Fund	617,725	2,671,626	3,289,351	—	—	34,928,598	38,217,949
Sterling Capital Small Cap Value Fund	750,808	34,752,883	35,503,691	—	—	140,407,791	175,911,482
Sterling Capital Ultra Short Bond Fund	4,499	—	4,499	(6,219)	(1,290,531)	173,904	(1,118,346)
Sterling Capital Short Duration Bond Fund	206,224	—	206,224	(71,562)	(13,021,625)	750,840	(12,136,123)
Sterling Capital Intermediate U.S. Government Fund	62,831	—	62,831	(781)	(1,558,234)	(1,185,449)	(2,681,633)
Sterling Capital Total Return Bond Fund	2,205,380	—	2,205,380	(951,856)	(114,158,588)	(10,631,394)	(123,536,458)
Sterling Capital Long Duration Corporate Bond Fund	11,935	—	11,935	(57)	(4,328,453)	(1,247,152)	(5,563,727)
Sterling Capital Quality Income Fund	125,778	—	125,778	(123,845)	(4,304,102)	(3,320,559)	(7,622,728)
Sterling Capital North Carolina Intermediate Tax-Free Fund	221,874	—	221,874	(107,415)	(6,495,315)	1,500,767	(4,880,089)
Sterling Capital South Carolina Intermediate Tax-Free Fund	48,296	—	48,296	(19,647)	(1,650,267)	419,637	(1,201,981)
Sterling Capital Virginia Intermediate Tax- Free Fund	129,163	—	129,163	(65,347)	(2,619,541)	672,658	(1,883,067)
Sterling Capital West Virginia Intermediate Tax-Free Fund	152,121	—	152,121	(69,541)	(2,990,962)	327,925	(2,580,457)

*	The primary differences between book basis and tax basis unrealized appreciation (depreciation) were due to the deferral of losses on wash sales, Passive Foreign Investment Companies, the deferral of market discount and premium until time of sale, and real estate investment trust adjustments.

As of September 30, 2024, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$29,926,163	$7,067,183	$(171,291)	$6,895,892
Sterling Capital Mid Value Fund	36,498,027	14,221,036	(2,266,079)	11,954,957
Sterling Capital Behavioral Small Cap Value Equity Fund	86,787,151	23,647,162	(1,342,406)	22,304,756
Sterling Capital Special Opportunities Fund	253,178,515	180,322,837	(416,232)	179,906,605
Sterling Capital Equity Income Fund	1,276,318,544	621,909,029	(6,335,776)	615,573,253
Sterling Capital Behavioral International Equity Fund	112,580,480	22,924,982	(2,628,430)	20,296,552
Sterling Capital Mid Cap Relative Value Fund	17,690,974	22,832,954	(10,957)	22,821,997
Sterling Capital Real Estate Fund	40,673,253	35,039,081	(110,483)	34,928,598
Sterling Capital Small Cap Value Fund	57,222,377	140,748,064	(340,273)	140,407,791
Sterling Capital Ultra Short Bond Fund	27,757,732	181,934	(8,030)	173,904
Sterling Capital Short Duration Bond Fund	44,597,351	882,931	(132,091)	750,840
Sterling Capital Intermediate U.S. Government Fund	19,292,041	—	(1,185,449)	(1,185,449)
Sterling Capital Total Return Bond Fund	1,507,376,127	23,143,951	(33,775,345)	(10,631,394)
Sterling Capital Long Duration Corporate Bond Fund	43,781,548	956,408	(2,203,560)	(1,247,152)
Sterling Capital Quality Income Fund	91,013,605	893,496	(4,214,055)	(3,320,559)
Sterling Capital North Carolina Intermediate Tax-Free Fund	125,672,033	1,760,951	(260,184)	1,500,767
Sterling Capital South Carolina Intermediate Tax-Free Fund	28,762,092	481,862	(62,225)	419,637
Sterling Capital Virginia Intermediate Tax-Free Fund	45,339,430	761,480	(88,822)	672,658
Sterling Capital West Virginia Intermediate Tax-Free Fund	54,556,494	538,722	(210,797)	327,925

12. Material Events:

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

13. Subsequent Events:

Management has evaluated the need for the disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted no events other than those noted below that require recognition or disclosure in the financial statements.

On November 20, 2024, the Board of Trustees of Sterling Capital Funds approved the liquidation of the Sterling Capital Behavioral International Equity Fund. The liquidation is expected to occur on or about January 24, 2025.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Sterling Capital Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Sterling Capital Funds, comprising Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, and Sterling Capital West Virginia Intermediate Tax-Free (the “Funds”) as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 27, 2024

STERLING CAPITAL FUNDS

SUPPLEMENTAL INFORMATION (UNAUDITED)

September 30, 2024

Notice to Shareholders

All amounts and percentages below are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended September 30, 2024, each Fund is reporting the following items with regard to distributions paid during the year.

	Long-Term Capital Gains	Qualified Dividend Income %	(for corporate shareholders) Dividends Received Deduction %	Exempt- Interest Dividend	U.S. Government Income	Foreign Taxes Paid	Foreign Source Income
Sterling Capital Behavioral Large Cap Value Equity Fund	$—	100%	100%	$—	$—	$—	$—
Sterling Capital Mid Value Fund	3,128,326	$98.24%	$97.66%	—	—	—	—
Sterling Capital Behavioral Small Cap Value Equity Fund	91,614	67.79%	59.73%	—	—	—	—
Sterling Capital Special Opportunities Fund	90,667,516	—	—	—	—	—	—
Sterling Capital Equity Income Fund	188,567,961	87.97%	83.47%	—	—	—	—
Sterling Capital Behavioral International Equity Fund	—	95.96%	—	—	—	505,236	6,122,589
Sterling Capital Mid Cap Relative Value Fund	5,285,585	100%	100%	—	—	—	—
Sterling Capital Real Estate Fund	4,294,641	0.02%	—	—	—	—	—
Sterling Capital Small Cap Value Fund	99,672,028	100%	100%	—	—	—	—
Sterling Capital Ultra Short Bond Fund	—	—	—	—	0.55%	—	—
Sterling Capital Short Duration Bond Fund	—	—	—	—	0.99%	—	—
Sterling Capital Intermediate U.S. Government Fund	—	—	—	—	25.83%	—	—
Sterling Capital Total Return Bond Fund	—	—	—	—	11.44%	—	—
Sterling Capital Long Duration Corporate Bond Fund	—	—	—	—	0.31%	—	—
Sterling Capital Quality Income Fund	—	—	—	—	16.10%	—	—
Sterling Capital North Carolina Intermediate Tax-Free Fund	—	—	—	96.79%	—	—	—
Sterling Capital South Carolina Intermediate Tax-Free Fund	—	—	—	95.78%	—	—	—
Sterling Capital Virginia Intermediate Tax-Free Fund	—	—	—	96.79%	—	—	—
Sterling Capital West Virginia Intermediate Tax-Free Fund	—	—	—	97.26%	—	—	—

Other Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 100%-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 100%-800-228-1872 and (ii) on the Commission’s website at www. sec. gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT reports, once filed, will be available without charge on the Commission’s website at www.sec.gov.

STERLING CAPITAL FUNDS

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

September 30, 2024

Continuation of Current Advisory Agreement

The Board of Trustees conducted meetings in August and November 2023 to consider the continuance of the investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), the investment adviser to each series of the Trust (collectively, the “Funds”), for a new term running through January 31, 2025. The above referenced agreement is referred to herein as the “Advisory Agreement.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreement, including data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with a peer group of comparable funds (based on average share class assets) for advisory fees, administrator fees, 12b-1 fees, and total fund expenses. The Trustees considered the contractual advisory fee levels for each Fund, as well as the fee waivers that Sterling Capital had agreed to implement for certain Funds. The Trustees noted that, as detailed below, Sterling Capital had agreed to reduce its contractual advisory fee rate for a number of Funds in recent years as part of the annual contract review process. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Board received detailed presentations from Sterling Capital, including analysis of each Fund’s investment process and performance, and conducted site visits to the Adviser's offices in Charlotte, Raleigh and Virginia Beach. The Board also received and considered information from Sterling Capital relating to its profitability in respect of each Fund, and from all Funds in the aggregate. As part of their deliberations, the Independent Trustees conducted private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

In their deliberations regarding the Advisory Agreement, the Trustees attributed different weights to various factors involved in an analysis of the Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the arrangement between the Trust and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each applicable Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided by the Adviser to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year by the Adviser at Board meetings, as well as materials furnished by the Adviser specifically in connection with the annual review process. The Trustees conducted periodic meetings with representatives of each Fund’s portfolio management team over the course of the year, and received periodic “deep dive” attribution analyses regarding specific Funds. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation of the Adviser, and the capabilities and commitment of the Adviser to provide high quality services to each Fund.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Adviser in managing each Fund as well as the Adviser’s Form ADV. The Trustees also considered information regarding the Adviser’s and the Funds’ regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated the Adviser’s trading practices, and considered the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Funds with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating, among other things, the personal trading of its officers and employees). Based on their review, the Trustees concluded that, with respect to the nature, extent, and quality of services provided or to be provided by the Adviser, the nature and extent of responsibilities was or was expected to be consistent with mutual fund industry norms, and the quality of the services provided or to be provided by the Adviser was or was expected to be satisfactory or better.

Investment Performance

The Trustees considered the performance results of each Fund over various periods in absolute terms and relative to each Fund’s benchmark and peer fund categories determined by an independent third-party data provider. In conducting their review, the Trustees focused particular attention on cases where a Fund’s longer-term performance compared unfavorably with its relevant peer categories. The Trustees noted that Sterling Capital had been proactive in identifying and replacing underperforming portfolio managers over time and taking other steps to address underperformance concerns with certain Funds.

STERLING CAPITAL FUNDS

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED) (Continued)

September 30, 2024

After reviewing the performance of each Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital had taken appropriate steps to address the situation.

Cost of Services, Including the Profits Realized by the Adviser and Affiliates, and Other Benefits The Trustees considered peer group information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees concluded that the advisory fees paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable, particularly in light of the fee waivers and reductions described below under “Economies of Scale.”

As part of their review, the Trustees considered benefits to Sterling Capital aside from advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ portfolio transactions. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by a Sterling Capital affiliate from time to time for executing certain trades on behalf of the Funds. With respect to these trades, the Trustees considered Sterling Capital’s assurances that such trades were both infrequent and effected in accordance with board approved procedures.

The Trustees also considered information from Sterling Capital regarding fees for accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds where applicable. This included information about the differences in services necessary to manage the Funds as compared to separate accounts, including management of cash flows and the need to comply with extensive and complex restrictions set by applicable regulations or established in Fund disclosure documents. Based on this information, the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of fee comparisons to those other separate account clients.

The Trustees also considered the reasonableness of current and proposed advisory fees in the context of the profitability of the Adviser. In determining whether the advisory fees were fair and reasonable, the Trustees considered profitability information provided by the Adviser with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented the Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less estimated expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. Based on their review, the Trustees concluded that the profitability of the Adviser as a result of its relationships with the Funds was acceptable.

Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreement were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

STERLING CAPITAL FUNDS

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED) (Continued)

September 30, 2024

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees considered that Sterling Capital had taken steps to reduce the expense ratios for a number of Funds as part of the 2023 contract review process. In particular, Sterling Capital agreed to limit its advisory fee rates for the period February 1, 2024 to January 31, 2025 for Sterling Capital Quality Income Fund, Sterling Capital Ultra Short Bond Fund and Sterling Capital Intermediate U.S. Government Bond Fund as part of the 2023 contract review process. In addition, Sterling Capital agreed to implement total expense caps for the period February 1, 2024 to January 31, 2025 for, each share class for Sterling Capital Total Return Bond Fund, and Sterling Capital Long Duration Corporate Bond Fund, and to waive and/or reimburse certain expenses with respect to Class R6 shares of certain Funds. As part of the 2020 contract review process, Sterling Capital agreed to reduce its contractual advisory fee rate for the following Funds: Sterling Capital Mid Value Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Short Duration Bond Fund, and Sterling Capital Total Return Bond Fund. As part of the 2021 contract review process, Sterling Capital agreed to reduce its contractual advisory fee rate for the Sterling Capital Long Duration Corporate Bond Fund. The Trustees found that, taking into account these fee waivers and reductions, each Fund’s fee schedule represents an appropriate sharing between the Fund and Sterling Capital of such economies of scale as may exist at current asset levels.

INVESTMENT ADVISOR

Sterling Capital Management LLC

 4350 Congress Street, Suite 1000

 Charlotte, NC 28209

DISTRIBUTOR

 Sterling Capital Distributors, LLC

 3 Canal Plaza, Suite 100

 Portland, ME 04101

LEGAL COUNSEL

 Ropes & Gray LLP

 Prudential Tower

 800 Boylston Street

 Boston, MA 02199

TRANSFER AGENT

 Ultimus Fund Solutions, LLC

225 Pictoria Drive

 Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

 1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

STERLING
CAPITAL FUNDS

SC Funds 09.30.2024 | ©Sterling Capital Funds 2024

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s Code of Ethics is attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are attached hereto.

(b) Certifications required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STERLING CAPITAL FUNDS

Date:	11/29/2024

/s/ James T. Gillespie
James T. Gillespie, President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	11/29/2024

/s/ James T. Gillespie
James T. Gillespie, President
(Principal Executive Officer)

Date:	11/29/2024

/s/ Todd M. Miller
Todd M. Miller, Treasurer
(Principal Financial Officer)